UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	03-31-2026

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT
Core Plus Fund

Investor Class (ACCNX)	March 31, 2026

This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	0.55%

What were the key factors that affected the fund’s performance?
Core Plus Fund Investor Class returned 4.70% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an out-of-index position in high-yield corporates and an overweight in the securitized sector were key contributors.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.
•	Overall, security selection slightly contributed to portfolio performance. Our choices in the investment-grade credit sector and among agency mortgage-backed securities aided results and more than offset negative effects in the securitized credit and emerging markets sectors.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.70%	0.14%	1.85%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$385,822,231
Management Fees (dollars paid during the reporting period)	$2,243,867
Portfolio Turnover Rate	171%
Total Number of Portfolio Holdings	594

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	37.1%
U.S. Government Agency Mortgage-Backed Securities	24.7%
Collateralized Mortgage Obligations	11.7%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	6.0%
Sovereign Governments and Agencies	3.2%
Preferred Securities	2.3%
Commercial Mortgage-Backed Securities	2.3%
Municipal Securities	1.3%
U.S. Treasury Securities	1.2%
Collateralized Loan Obligations	0.6%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932493

ANNUAL SHAREHOLDER REPORT
Core Plus Fund

I Class (ACCTX)	March 31, 2026

This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$46	0.45%

What were the key factors that affected the fund’s performance?
Core Plus Fund I Class returned 4.80% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an out-of-index position in high-yield corporates and an overweight in the securitized sector were key contributors.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.
•	Overall, security selection slightly contributed to portfolio performance. Our choices in the investment-grade credit sector and among agency mortgage-backed securities aided results and more than offset negative effects in the securitized credit and emerging markets sectors.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	4.80%	0.24%	1.93%	4/10/17
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$385,822,231
Management Fees (dollars paid during the reporting period)	$2,243,867
Portfolio Turnover Rate	171%
Total Number of Portfolio Holdings	594

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	37.1%
U.S. Government Agency Mortgage-Backed Securities	24.7%
Collateralized Mortgage Obligations	11.7%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	6.0%
Sovereign Governments and Agencies	3.2%
Preferred Securities	2.3%
Commercial Mortgage-Backed Securities	2.3%
Municipal Securities	1.3%
U.S. Treasury Securities	1.2%
Collateralized Loan Obligations	0.6%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J101

ANNUAL SHAREHOLDER REPORT
Core Plus Fund

A Class (ACCQX)	March 31, 2026

This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$82	0.80%

What were the key factors that affected the fund’s performance?
Core Plus Fund A Class returned 4.44% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an out-of-index position in high-yield corporates and an overweight in the securitized sector were key contributors.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.
•	Overall, security selection slightly contributed to portfolio performance. Our choices in the investment-grade credit sector and among agency mortgage-backed securities aided results and more than offset negative effects in the securitized credit and emerging markets sectors.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.44%	-0.11%	1.59%
A Class - with sales charge	-0.26%	-1.03%	1.13%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$385,822,231
Management Fees (dollars paid during the reporting period)	$2,243,867
Portfolio Turnover Rate	171%
Total Number of Portfolio Holdings	594

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	37.1%
U.S. Government Agency Mortgage-Backed Securities	24.7%
Collateralized Mortgage Obligations	11.7%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	6.0%
Sovereign Governments and Agencies	3.2%
Preferred Securities	2.3%
Commercial Mortgage-Backed Securities	2.3%
Municipal Securities	1.3%
U.S. Treasury Securities	1.2%
Collateralized Loan Obligations	0.6%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932543

ANNUAL SHAREHOLDER REPORT
Core Plus Fund

C Class (ACCKX)	March 31, 2026

This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$158	1.55%

What were the key factors that affected the fund’s performance?
Core Plus Fund C Class returned 3.66% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an out-of-index position in high-yield corporates and an overweight in the securitized sector were key contributors.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.
•	Overall, security selection slightly contributed to portfolio performance. Our choices in the investment-grade credit sector and among agency mortgage-backed securities aided results and more than offset negative effects in the securitized credit and emerging markets sectors.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.66%	-0.86%	0.84%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$385,822,231
Management Fees (dollars paid during the reporting period)	$2,243,867
Portfolio Turnover Rate	171%
Total Number of Portfolio Holdings	594

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	37.1%
U.S. Government Agency Mortgage-Backed Securities	24.7%
Collateralized Mortgage Obligations	11.7%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	6.0%
Sovereign Governments and Agencies	3.2%
Preferred Securities	2.3%
Commercial Mortgage-Backed Securities	2.3%
Municipal Securities	1.3%
U.S. Treasury Securities	1.2%
Collateralized Loan Obligations	0.6%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932527

ANNUAL SHAREHOLDER REPORT
Core Plus Fund

R Class (ACCPX)	March 31, 2026

This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$107	1.05%

What were the key factors that affected the fund’s performance?
Core Plus Fund R Class returned 4.06% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an out-of-index position in high-yield corporates and an overweight in the securitized sector were key contributors.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.
•	Overall, security selection slightly contributed to portfolio performance. Our choices in the investment-grade credit sector and among agency mortgage-backed securities aided results and more than offset negative effects in the securitized credit and emerging markets sectors.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.06%	-0.36%	1.34%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$385,822,231
Management Fees (dollars paid during the reporting period)	$2,243,867
Portfolio Turnover Rate	171%
Total Number of Portfolio Holdings	594

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	37.1%
U.S. Government Agency Mortgage-Backed Securities	24.7%
Collateralized Mortgage Obligations	11.7%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	6.0%
Sovereign Governments and Agencies	3.2%
Preferred Securities	2.3%
Commercial Mortgage-Backed Securities	2.3%
Municipal Securities	1.3%
U.S. Treasury Securities	1.2%
Collateralized Loan Obligations	0.6%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932519

ANNUAL SHAREHOLDER REPORT
Core Plus Fund

R5 Class (ACCUX)	March 31, 2026

This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$36	0.35%

What were the key factors that affected the fund’s performance?
Core Plus Fund R5 Class returned 4.90% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an out-of-index position in high-yield corporates and an overweight in the securitized sector were key contributors.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.
•	Overall, security selection slightly contributed to portfolio performance. Our choices in the investment-grade credit sector and among agency mortgage-backed securities aided results and more than offset negative effects in the securitized credit and emerging markets sectors.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	4.90%	0.36%	2.05%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$385,822,231
Management Fees (dollars paid during the reporting period)	$2,243,867
Portfolio Turnover Rate	171%
Total Number of Portfolio Holdings	594

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	37.1%
U.S. Government Agency Mortgage-Backed Securities	24.7%
Collateralized Mortgage Obligations	11.7%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	6.0%
Sovereign Governments and Agencies	3.2%
Preferred Securities	2.3%
Commercial Mortgage-Backed Securities	2.3%
Municipal Securities	1.3%
U.S. Treasury Securities	1.2%
Collateralized Loan Obligations	0.6%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932485

ANNUAL SHAREHOLDER REPORT
Core Plus Fund

G Class (ACCYX)	March 31, 2026

This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

What were the key factors that affected the fund’s performance?
Core Plus Fund G Class returned 5.28% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an out-of-index position in high-yield corporates and an overweight in the securitized sector were key contributors.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.
•	Overall, security selection slightly contributed to portfolio performance. Our choices in the investment-grade credit sector and among agency mortgage-backed securities aided results and more than offset negative effects in the securitized credit and emerging markets sectors.

Cumulative Performance (based on an initial $10,000 investment)
November 4, 2020 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	5.28%	0.71%	0.57%	11/4/20
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	-0.25%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$385,822,231
Management Fees (dollars paid during the reporting period)	$2,243,867
Portfolio Turnover Rate	171%
Total Number of Portfolio Holdings	594

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	37.1%
U.S. Government Agency Mortgage-Backed Securities	24.7%
Collateralized Mortgage Obligations	11.7%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	6.0%
Sovereign Governments and Agencies	3.2%
Preferred Securities	2.3%
Commercial Mortgage-Backed Securities	2.3%
Municipal Securities	1.3%
U.S. Treasury Securities	1.2%
Collateralized Loan Obligations	0.6%
Short-Term Investments	0.9%
Other Assets and Liabilities	(1.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932113

ANNUAL SHAREHOLDER REPORT
Diversified Bond Fund

Investor Class (ADFIX)	March 31, 2026

This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.60%

What were the key factors that affected the fund’s performance?
Diversified Bond Fund Investor Class returned 4.37% for the reporting period ended March 31, 2026.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors.
•	Overall, security selection modestly contributed to performance. Our choices in the investment-grade credit sector and among emerging markets bonds were top contributors. These results more than offset the negative security selection effects in the securitized sector.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.37%	0.07%	1.48%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,922,350,249
Management Fees (dollars paid during the reporting period)	$7,178,625
Portfolio Turnover Rate	161%
Total Number of Portfolio Holdings	488

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	25.6%
Corporate Bonds	23.4%
U.S. Treasury Securities	15.4%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	3.9%
Sovereign Governments and Agencies	2.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.2%
Preferred Securities	1.1%
Collateralized Loan Obligations	0.5%
Short-Term Investments	4.4%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932402

ANNUAL SHAREHOLDER REPORT
Diversified Bond Fund

I Class (ACBPX)	March 31, 2026

This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.40%

What were the key factors that affected the fund’s performance?
Diversified Bond Fund I Class returned 4.58% for the reporting period ended March 31, 2026.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors.
•	Overall, security selection modestly contributed to performance. Our choices in the investment-grade credit sector and among emerging markets bonds were top contributors. These results more than offset the negative security selection effects in the securitized sector.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	4.58%	0.30%	1.69%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,922,350,249
Management Fees (dollars paid during the reporting period)	$7,178,625
Portfolio Turnover Rate	161%
Total Number of Portfolio Holdings	488

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	25.6%
Corporate Bonds	23.4%
U.S. Treasury Securities	15.4%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	3.9%
Sovereign Governments and Agencies	2.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.2%
Preferred Securities	1.1%
Collateralized Loan Obligations	0.5%
Short-Term Investments	4.4%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932600

ANNUAL SHAREHOLDER REPORT
Diversified Bond Fund

Y Class (ADVYX)	March 31, 2026

This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$38	0.37%

What were the key factors that affected the fund’s performance?
Diversified Bond Fund Y Class returned 4.61% for the reporting period ended March 31, 2026.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors.
•	Overall, security selection modestly contributed to performance. Our choices in the investment-grade credit sector and among emerging markets bonds were top contributors. These results more than offset the negative security selection effects in the securitized sector.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	4.61%	0.33%	1.80%	4/10/17
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,922,350,249
Management Fees (dollars paid during the reporting period)	$7,178,625
Portfolio Turnover Rate	161%
Total Number of Portfolio Holdings	488

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	25.6%
Corporate Bonds	23.4%
U.S. Treasury Securities	15.4%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	3.9%
Sovereign Governments and Agencies	2.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.2%
Preferred Securities	1.1%
Collateralized Loan Obligations	0.5%
Short-Term Investments	4.4%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J309

ANNUAL SHAREHOLDER REPORT
Diversified Bond Fund

A Class (ADFAX)	March 31, 2026

This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$87	0.85%

What were the key factors that affected the fund’s performance?
Diversified Bond Fund A Class returned 4.11% for the reporting period ended March 31, 2026.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors.
•	Overall, security selection modestly contributed to performance. Our choices in the investment-grade credit sector and among emerging markets bonds were top contributors. These results more than offset the negative security selection effects in the securitized sector.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.11%	-0.18%	1.22%
A Class - with sales charge	-0.57%	-1.09%	0.75%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,922,350,249
Management Fees (dollars paid during the reporting period)	$7,178,625
Portfolio Turnover Rate	161%
Total Number of Portfolio Holdings	488

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	25.6%
Corporate Bonds	23.4%
U.S. Treasury Securities	15.4%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	3.9%
Sovereign Governments and Agencies	2.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.2%
Preferred Securities	1.1%
Collateralized Loan Obligations	0.5%
Short-Term Investments	4.4%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932501

ANNUAL SHAREHOLDER REPORT
Diversified Bond Fund

C Class (CDBCX)	March 31, 2026

This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$163	1.60%

What were the key factors that affected the fund’s performance?
Diversified Bond Fund C Class returned 3.23% for the reporting period ended March 31, 2026.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors.
•	Overall, security selection modestly contributed to performance. Our choices in the investment-grade credit sector and among emerging markets bonds were top contributors. These results more than offset the negative security selection effects in the securitized sector.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.23%	-0.92%	0.46%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,922,350,249
Management Fees (dollars paid during the reporting period)	$7,178,625
Portfolio Turnover Rate	161%
Total Number of Portfolio Holdings	488

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	25.6%
Corporate Bonds	23.4%
U.S. Treasury Securities	15.4%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	3.9%
Sovereign Governments and Agencies	2.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.2%
Preferred Securities	1.1%
Collateralized Loan Obligations	0.5%
Short-Term Investments	4.4%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932824

ANNUAL SHAREHOLDER REPORT
Diversified Bond Fund

R Class (ADVRX)	March 31, 2026

This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$112	1.10%

What were the key factors that affected the fund’s performance?
Diversified Bond Fund R Class returned 3.85% for the reporting period ended March 31, 2026.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors.
•	Overall, security selection modestly contributed to performance. Our choices in the investment-grade credit sector and among emerging markets bonds were top contributors. These results more than offset the negative security selection effects in the securitized sector.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	3.85%	-0.42%	0.97%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,922,350,249
Management Fees (dollars paid during the reporting period)	$7,178,625
Portfolio Turnover Rate	161%
Total Number of Portfolio Holdings	488

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	25.6%
Corporate Bonds	23.4%
U.S. Treasury Securities	15.4%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	3.9%
Sovereign Governments and Agencies	2.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.2%
Preferred Securities	1.1%
Collateralized Loan Obligations	0.5%
Short-Term Investments	4.4%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932717

ANNUAL SHAREHOLDER REPORT
Diversified Bond Fund

R5 Class (ADRVX)	March 31, 2026

This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$41	0.40%

What were the key factors that affected the fund’s performance?
Diversified Bond Fund R5 Class returned 4.60% for the reporting period ended March 31, 2026.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors.
•	Overall, security selection modestly contributed to performance. Our choices in the investment-grade credit sector and among emerging markets bonds were top contributors. These results more than offset the negative security selection effects in the securitized sector.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	4.60%	0.29%	1.78%	4/10/17
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,922,350,249
Management Fees (dollars paid during the reporting period)	$7,178,625
Portfolio Turnover Rate	161%
Total Number of Portfolio Holdings	488

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	25.6%
Corporate Bonds	23.4%
U.S. Treasury Securities	15.4%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	3.9%
Sovereign Governments and Agencies	2.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.2%
Preferred Securities	1.1%
Collateralized Loan Obligations	0.5%
Short-Term Investments	4.4%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J200

ANNUAL SHAREHOLDER REPORT
Diversified Bond Fund

R6 Class (ADDVX)	March 31, 2026

This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$36	0.35%

What were the key factors that affected the fund’s performance?
Diversified Bond Fund R6 Class returned 4.63% for the reporting period ended March 31, 2026.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors.
•	Overall, security selection modestly contributed to performance. Our choices in the investment-grade credit sector and among emerging markets bonds were top contributors. These results more than offset the negative security selection effects in the securitized sector.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	4.63%	0.33%	1.73%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,922,350,249
Management Fees (dollars paid during the reporting period)	$7,178,625
Portfolio Turnover Rate	161%
Total Number of Portfolio Holdings	488

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	25.6%
Corporate Bonds	23.4%
U.S. Treasury Securities	15.4%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	3.9%
Sovereign Governments and Agencies	2.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.2%
Preferred Securities	1.1%
Collateralized Loan Obligations	0.5%
Short-Term Investments	4.4%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932410

ANNUAL SHAREHOLDER REPORT
Diversified Bond Fund

G Class (ACDOX)	March 31, 2026

This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

What were the key factors that affected the fund’s performance?
Diversified Bond Fund G Class returned 4.99% for the reporting period ended March 31, 2026.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve (Fed) rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Our sector allocation decisions broadly aided performance. An underweight position versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors.
•	Overall, security selection modestly contributed to performance. Our choices in the investment-grade credit sector and among emerging markets bonds were top contributors. These results more than offset the negative security selection effects in the securitized sector.
•	Our yield curve strategy generated positive results overall. This was largely due to carry and yield curve roll-down effects in the U.S. and duration positioning in non-U.S. developed markets. These results more than offset a modest detraction from our U.S. duration positioning.

Cumulative Performance (based on an initial $10,000 investment)
May 19, 2022 through March 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	4.99%	2.78%	5/19/22
Bloomberg U.S. Aggregate Bond	4.35%	2.52%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,922,350,249
Management Fees (dollars paid during the reporting period)	$7,178,625
Portfolio Turnover Rate	161%
Total Number of Portfolio Holdings	488

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	25.6%
Corporate Bonds	23.4%
U.S. Treasury Securities	15.4%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	9.8%
Convertible Preferred Securities	3.9%
Sovereign Governments and Agencies	2.4%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.2%
Preferred Securities	1.1%
Collateralized Loan Obligations	0.5%
Short-Term Investments	4.4%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J788

ANNUAL SHAREHOLDER REPORT
High Income Fund

Investor Class (AHIVX)	March 31, 2026

This annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$81	0.78%

What were the key factors that affected the fund’s performance?
High Income Fund Investor Class returned 7.00% for the reporting period ended March 31, 2026.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the fund's performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Shifting tariff policies, geopolitical disruption, volatile commodity prices and the closely watched Federal Reserve easing cycle rattled market sentiment during the period. Then, late in the period, technology sector cross currents, private credit market default concerns and the Middle East conflict added to the uncertainty. Nevertheless, high-yield credit fundamentals remained resilient, and technical factors, including supply/demand dynamics, generally supported the asset class.
•	Security selection across market segments drove portfolio performance. These positive results more than outweighed slightly negative effects of overweight positions versus the index in lower-credit-quality issuers, which lagged higher-rated credits. Key sector contributors included wireline telecommunications, media content and printing and publishing. An underweight position in the software/services sector also helped. Artificial intelligence (AI) disintermediation and private credit worries weighed on the sector.
•	Specialty retail was the main sector detractor, largely due to LYCRA bonds, which declined sharply after a proposed sale of the spandex manufacturer failed to close. The company ultimately filed for a pre-negotiated bankruptcy that favored creditors with higher security priority over bondholders.
•	We preferred companies in pick-and-shovel sectors supported by AI investment spending, such as utilities and telecommunications. We also favored the energy sector, which benefited from higher commodity prices fueled by the Iran war. We reduced issuers with downside exposure to the rollout of AI-based products.

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	7.00%	3.98%	4.71%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.68%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	4.68%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,837,269,268
Management Fees (dollars paid during the reporting period)	$6,485,393
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	1,340

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.8%
Bank Loan Obligations	0.9%
Preferred Securities	0.9%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Warrants	0.0%
Escrow Interests	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932170

ANNUAL SHAREHOLDER REPORT
High Income Fund

I Class (AHIIX)	March 31, 2026

This annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$70	0.68%

What were the key factors that affected the fund’s performance?
High Income Fund I Class returned 7.11% for the reporting period ended March 31, 2026.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the fund's performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Shifting tariff policies, geopolitical disruption, volatile commodity prices and the closely watched Federal Reserve easing cycle rattled market sentiment during the period. Then, late in the period, technology sector cross currents, private credit market default concerns and the Middle East conflict added to the uncertainty. Nevertheless, high-yield credit fundamentals remained resilient, and technical factors, including supply/demand dynamics, generally supported the asset class.
•	Security selection across market segments drove portfolio performance. These positive results more than outweighed slightly negative effects of overweight positions versus the index in lower-credit-quality issuers, which lagged higher-rated credits. Key sector contributors included wireline telecommunications, media content and printing and publishing. An underweight position in the software/services sector also helped. Artificial intelligence (AI) disintermediation and private credit worries weighed on the sector.
•	Specialty retail was the main sector detractor, largely due to LYCRA bonds, which declined sharply after a proposed sale of the spandex manufacturer failed to close. The company ultimately filed for a pre-negotiated bankruptcy that favored creditors with higher security priority over bondholders.
•	We preferred companies in pick-and-shovel sectors supported by AI investment spending, such as utilities and telecommunications. We also favored the energy sector, which benefited from higher commodity prices fueled by the Iran war. We reduced issuers with downside exposure to the rollout of AI-based products.

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	7.11%	4.10%	4.82%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.68%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	4.68%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,837,269,268
Management Fees (dollars paid during the reporting period)	$6,485,393
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	1,340

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.8%
Bank Loan Obligations	0.9%
Preferred Securities	0.9%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Warrants	0.0%
Escrow Interests	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932162

ANNUAL SHAREHOLDER REPORT
High Income Fund

Y Class (NPHIX)	March 31, 2026

This annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$60	0.58%

What were the key factors that affected the fund’s performance?
High Income Fund Y Class returned 7.22% for the reporting period ended March 31, 2026.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the fund's performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Shifting tariff policies, geopolitical disruption, volatile commodity prices and the closely watched Federal Reserve easing cycle rattled market sentiment during the period. Then, late in the period, technology sector cross currents, private credit market default concerns and the Middle East conflict added to the uncertainty. Nevertheless, high-yield credit fundamentals remained resilient, and technical factors, including supply/demand dynamics, generally supported the asset class.
•	Security selection across market segments drove portfolio performance. These positive results more than outweighed slightly negative effects of overweight positions versus the index in lower-credit-quality issuers, which lagged higher-rated credits. Key sector contributors included wireline telecommunications, media content and printing and publishing. An underweight position in the software/services sector also helped. Artificial intelligence (AI) disintermediation and private credit worries weighed on the sector.
•	Specialty retail was the main sector detractor, largely due to LYCRA bonds, which declined sharply after a proposed sale of the spandex manufacturer failed to close. The company ultimately filed for a pre-negotiated bankruptcy that favored creditors with higher security priority over bondholders.
•	We preferred companies in pick-and-shovel sectors supported by AI investment spending, such as utilities and telecommunications. We also favored the energy sector, which benefited from higher commodity prices fueled by the Iran war. We reduced issuers with downside exposure to the rollout of AI-based products.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Y Class	7.22%	4.21%	6.17%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	6.04%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The class performance shown for periods prior to October 2, 2017 represents the performance of Class I shares of the Nomura High Yield Fund, a series of The Advisors’ Inner Circle Fund III. The Nomura High Yield Fund returns in the performance table and graph have not been adjusted to reflect the expenses of the class.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,837,269,268
Management Fees (dollars paid during the reporting period)	$6,485,393
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	1,340

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.8%
Bank Loan Obligations	0.9%
Preferred Securities	0.9%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Warrants	0.0%
Escrow Interests	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932154

ANNUAL SHAREHOLDER REPORT
High Income Fund

A Class (AHIAX)	March 31, 2026

This annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$106	1.03%

What were the key factors that affected the fund’s performance?
High Income Fund A Class returned 6.74% for the reporting period ended March 31, 2026.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the fund's performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Shifting tariff policies, geopolitical disruption, volatile commodity prices and the closely watched Federal Reserve easing cycle rattled market sentiment during the period. Then, late in the period, technology sector cross currents, private credit market default concerns and the Middle East conflict added to the uncertainty. Nevertheless, high-yield credit fundamentals remained resilient, and technical factors, including supply/demand dynamics, generally supported the asset class.
•	Security selection across market segments drove portfolio performance. These positive results more than outweighed slightly negative effects of overweight positions versus the index in lower-credit-quality issuers, which lagged higher-rated credits. Key sector contributors included wireline telecommunications, media content and printing and publishing. An underweight position in the software/services sector also helped. Artificial intelligence (AI) disintermediation and private credit worries weighed on the sector.
•	Specialty retail was the main sector detractor, largely due to LYCRA bonds, which declined sharply after a proposed sale of the spandex manufacturer failed to close. The company ultimately filed for a pre-negotiated bankruptcy that favored creditors with higher security priority over bondholders.
•	We preferred companies in pick-and-shovel sectors supported by AI investment spending, such as utilities and telecommunications. We also favored the energy sector, which benefited from higher commodity prices fueled by the Iran war. We reduced issuers with downside exposure to the rollout of AI-based products.

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	6.74%	3.72%	4.45%	10/2/17
A Class - with sales charge	1.94%	2.77%	3.89%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.68%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	4.68%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,837,269,268
Management Fees (dollars paid during the reporting period)	$6,485,393
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	1,340

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.8%
Bank Loan Obligations	0.9%
Preferred Securities	0.9%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Warrants	0.0%
Escrow Interests	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932147

ANNUAL SHAREHOLDER REPORT
High Income Fund

R5 Class (AHIEX)	March 31, 2026

This annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$60	0.58%

What were the key factors that affected the fund’s performance?
High Income Fund R5 Class returned 7.22% for the reporting period ended March 31, 2026.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the fund's performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Shifting tariff policies, geopolitical disruption, volatile commodity prices and the closely watched Federal Reserve easing cycle rattled market sentiment during the period. Then, late in the period, technology sector cross currents, private credit market default concerns and the Middle East conflict added to the uncertainty. Nevertheless, high-yield credit fundamentals remained resilient, and technical factors, including supply/demand dynamics, generally supported the asset class.
•	Security selection across market segments drove portfolio performance. These positive results more than outweighed slightly negative effects of overweight positions versus the index in lower-credit-quality issuers, which lagged higher-rated credits. Key sector contributors included wireline telecommunications, media content and printing and publishing. An underweight position in the software/services sector also helped. Artificial intelligence (AI) disintermediation and private credit worries weighed on the sector.
•	Specialty retail was the main sector detractor, largely due to LYCRA bonds, which declined sharply after a proposed sale of the spandex manufacturer failed to close. The company ultimately filed for a pre-negotiated bankruptcy that favored creditors with higher security priority over bondholders.
•	We preferred companies in pick-and-shovel sectors supported by AI investment spending, such as utilities and telecommunications. We also favored the energy sector, which benefited from higher commodity prices fueled by the Iran war. We reduced issuers with downside exposure to the rollout of AI-based products.

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	7.22%	4.21%	4.92%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.68%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	4.68%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,837,269,268
Management Fees (dollars paid during the reporting period)	$6,485,393
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	1,340

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.8%
Bank Loan Obligations	0.9%
Preferred Securities	0.9%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Warrants	0.0%
Escrow Interests	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932139

ANNUAL SHAREHOLDER REPORT
High Income Fund

R6 Class (AHIDX)	March 31, 2026

This annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$55	0.53%

What were the key factors that affected the fund’s performance?
High Income Fund R6 Class returned 7.15% for the reporting period ended March 31, 2026.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the fund's performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Shifting tariff policies, geopolitical disruption, volatile commodity prices and the closely watched Federal Reserve easing cycle rattled market sentiment during the period. Then, late in the period, technology sector cross currents, private credit market default concerns and the Middle East conflict added to the uncertainty. Nevertheless, high-yield credit fundamentals remained resilient, and technical factors, including supply/demand dynamics, generally supported the asset class.
•	Security selection across market segments drove portfolio performance. These positive results more than outweighed slightly negative effects of overweight positions versus the index in lower-credit-quality issuers, which lagged higher-rated credits. Key sector contributors included wireline telecommunications, media content and printing and publishing. An underweight position in the software/services sector also helped. Artificial intelligence (AI) disintermediation and private credit worries weighed on the sector.
•	Specialty retail was the main sector detractor, largely due to LYCRA bonds, which declined sharply after a proposed sale of the spandex manufacturer failed to close. The company ultimately filed for a pre-negotiated bankruptcy that favored creditors with higher security priority over bondholders.
•	We preferred companies in pick-and-shovel sectors supported by AI investment spending, such as utilities and telecommunications. We also favored the energy sector, which benefited from higher commodity prices fueled by the Iran war. We reduced issuers with downside exposure to the rollout of AI-based products.

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	7.15%	4.23%	4.96%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.68%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	4.68%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,837,269,268
Management Fees (dollars paid during the reporting period)	$6,485,393
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	1,340

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.8%
Bank Loan Obligations	0.9%
Preferred Securities	0.9%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Warrants	0.0%
Escrow Interests	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932121

ANNUAL SHAREHOLDER REPORT
High Income Fund

G Class (ACHFX)	March 31, 2026

This annual shareholder report contains important information about High Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
High Income Fund G Class returned 7.83% for the reporting period ended March 31, 2026.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the fund's performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Shifting tariff policies, geopolitical disruption, volatile commodity prices and the closely watched Federal Reserve easing cycle rattled market sentiment during the period. Then, late in the period, technology sector cross currents, private credit market default concerns and the Middle East conflict added to the uncertainty. Nevertheless, high-yield credit fundamentals remained resilient, and technical factors, including supply/demand dynamics, generally supported the asset class.
•	Security selection across market segments drove portfolio performance. These positive results more than outweighed slightly negative effects of overweight positions versus the index in lower-credit-quality issuers, which lagged higher-rated credits. Key sector contributors included wireline telecommunications, media content and printing and publishing. An underweight position in the software/services sector also helped. Artificial intelligence (AI) disintermediation and private credit worries weighed on the sector.
•	Specialty retail was the main sector detractor, largely due to LYCRA bonds, which declined sharply after a proposed sale of the spandex manufacturer failed to close. The company ultimately filed for a pre-negotiated bankruptcy that favored creditors with higher security priority over bondholders.
•	We preferred companies in pick-and-shovel sectors supported by AI investment spending, such as utilities and telecommunications. We also favored the energy sector, which benefited from higher commodity prices fueled by the Iran war. We reduced issuers with downside exposure to the rollout of AI-based products.

Cumulative Performance (based on an initial $10,000 investment)
May 19, 2022 through March 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	7.83%	8.10%	5/19/22
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	2.52%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	7.47%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,837,269,268
Management Fees (dollars paid during the reporting period)	$6,485,393
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	1,340

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.8%
Bank Loan Obligations	0.9%
Preferred Securities	0.9%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Warrants	0.0%
Escrow Interests	0.0%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J770

ANNUAL SHAREHOLDER REPORT
High-Yield Fund

Investor Class (ABHIX)	March 31, 2026

This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	0.70%

What were the key factors that affected the fund’s performance?
High-Yield Fund Investor Class returned 7.13% for the reporting period ended March 31, 2026.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the ICE BofA U.S. High Yield Constrained Index (Unhedged) for the period August 1, 2025, through March 31, 2026. Prior to that time, the fund's primary comparision index was the Bloomberg U.S. High Yield 2% Issuer Cap Bond Index.
•	Alongside solid corporate earnings and a resilient labor market, concerns about private credit and artificial intelligence’s disruptive impact on technology affected the market. Additionally, the Iran war and geopolitical concerns also raised uncertainty and volatility in the market. Nevertheless, high-yield bonds broadly rose for the eight-month period and outperformed investment-grade corporates as overall yields stayed within a tight range. For the portfolio, security selection was the primary driver of performance.
•	Our bond selections in the cable and satellite, retail and oil field services industries were key drivers of performance. These positive results more than offset negative selection effects among media and entertainment and finance companies.
•	The portfolio’s sector weightings also aided performance. Our allocations in the industrials, energy and technology, media and telecommunications sectors were top contributors. Allocations in the financial institutions sector detracted modestly but not enough to derail the broader contribution from sector allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	7.13%	3.06%	4.69%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	6.04%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$86,512,882
Management Fees (dollars paid during the reporting period)	$594,170
Portfolio Turnover Rate	116%
Total Number of Portfolio Holdings	303

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.3%
Preferred Securities	0.4%
Short-Term Investments	10.9%
Other Assets and Liabilities	(5.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932808

ANNUAL SHAREHOLDER REPORT
High-Yield Fund

I Class (AHYHX)	March 31, 2026

This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$62	0.60%

What were the key factors that affected the fund’s performance?
High-Yield Fund I Class returned 7.02% for the reporting period ended March 31, 2026.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the ICE BofA U.S. High Yield Constrained Index (Unhedged) for the period August 1, 2025, through March 31, 2026. Prior to that time, the fund's primary comparision index was the Bloomberg U.S. High Yield 2% Issuer Cap Bond Index.
•	Alongside solid corporate earnings and a resilient labor market, concerns about private credit and artificial intelligence’s disruptive impact on technology affected the market. Additionally, the Iran war and geopolitical concerns also raised uncertainty and volatility in the market. Nevertheless, high-yield bonds broadly rose for the eight-month period and outperformed investment-grade corporates as overall yields stayed within a tight range. For the portfolio, security selection was the primary driver of performance.
•	Our bond selections in the cable and satellite, retail and oil field services industries were key drivers of performance. These positive results more than offset negative selection effects among media and entertainment and finance companies.
•	The portfolio’s sector weightings also aided performance. Our allocations in the industrials, energy and technology, media and telecommunications sectors were top contributors. Allocations in the financial institutions sector detracted modestly but not enough to derail the broader contribution from sector allocation.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	7.02%	3.17%	3.92%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	4.87%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$86,512,882
Management Fees (dollars paid during the reporting period)	$594,170
Portfolio Turnover Rate	116%
Total Number of Portfolio Holdings	303

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.3%
Preferred Securities	0.4%
Short-Term Investments	10.9%
Other Assets and Liabilities	(5.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J507

ANNUAL SHAREHOLDER REPORT
High-Yield Fund

Y Class (AHYLX)	March 31, 2026

This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$52	0.50%

What were the key factors that affected the fund’s performance?
High-Yield Fund Y Class returned 7.34% for the reporting period ended March 31, 2026.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the ICE BofA U.S. High Yield Constrained Index (Unhedged) for the period August 1, 2025, through March 31, 2026. Prior to that time, the fund's primary comparision index was the Bloomberg U.S. High Yield 2% Issuer Cap Bond Index.
•	Alongside solid corporate earnings and a resilient labor market, concerns about private credit and artificial intelligence’s disruptive impact on technology affected the market. Additionally, the Iran war and geopolitical concerns also raised uncertainty and volatility in the market. Nevertheless, high-yield bonds broadly rose for the eight-month period and outperformed investment-grade corporates as overall yields stayed within a tight range. For the portfolio, security selection was the primary driver of performance.
•	Our bond selections in the cable and satellite, retail and oil field services industries were key drivers of performance. These positive results more than offset negative selection effects among media and entertainment and finance companies.
•	The portfolio’s sector weightings also aided performance. Our allocations in the industrials, energy and technology, media and telecommunications sectors were top contributors. Allocations in the financial institutions sector detracted modestly but not enough to derail the broader contribution from sector allocation.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	7.34%	3.30%	4.02%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	4.87%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$86,512,882
Management Fees (dollars paid during the reporting period)	$594,170
Portfolio Turnover Rate	116%
Total Number of Portfolio Holdings	303

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.3%
Preferred Securities	0.4%
Short-Term Investments	10.9%
Other Assets and Liabilities	(5.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J606

ANNUAL SHAREHOLDER REPORT
High-Yield Fund

A Class (AHYVX)	March 31, 2026

This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$98	0.95%

What were the key factors that affected the fund’s performance?
High-Yield Fund A Class returned 6.87% for the reporting period ended March 31, 2026.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the ICE BofA U.S. High Yield Constrained Index (Unhedged) for the period August 1, 2025, through March 31, 2026. Prior to that time, the fund's primary comparision index was the Bloomberg U.S. High Yield 2% Issuer Cap Bond Index.
•	Alongside solid corporate earnings and a resilient labor market, concerns about private credit and artificial intelligence’s disruptive impact on technology affected the market. Additionally, the Iran war and geopolitical concerns also raised uncertainty and volatility in the market. Nevertheless, high-yield bonds broadly rose for the eight-month period and outperformed investment-grade corporates as overall yields stayed within a tight range. For the portfolio, security selection was the primary driver of performance.
•	Our bond selections in the cable and satellite, retail and oil field services industries were key drivers of performance. These positive results more than offset negative selection effects among media and entertainment and finance companies.
•	The portfolio’s sector weightings also aided performance. Our allocations in the industrials, energy and technology, media and telecommunications sectors were top contributors. Allocations in the financial institutions sector detracted modestly but not enough to derail the broader contribution from sector allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	6.87%	2.80%	4.43%
A Class - with sales charge	2.06%	1.86%	3.95%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	6.04%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$86,512,882
Management Fees (dollars paid during the reporting period)	$594,170
Portfolio Turnover Rate	116%
Total Number of Portfolio Holdings	303

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.3%
Preferred Securities	0.4%
Short-Term Investments	10.9%
Other Assets and Liabilities	(5.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932881

ANNUAL SHAREHOLDER REPORT
High-Yield Fund

C Class (AHDCX)	March 31, 2026

This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$175	1.70%

What were the key factors that affected the fund’s performance?
High-Yield Fund C Class returned 6.07% for the reporting period ended March 31, 2026.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the ICE BofA U.S. High Yield Constrained Index (Unhedged) for the period August 1, 2025, through March 31, 2026. Prior to that time, the fund's primary comparision index was the Bloomberg U.S. High Yield 2% Issuer Cap Bond Index.
•	Alongside solid corporate earnings and a resilient labor market, concerns about private credit and artificial intelligence’s disruptive impact on technology affected the market. Additionally, the Iran war and geopolitical concerns also raised uncertainty and volatility in the market. Nevertheless, high-yield bonds broadly rose for the eight-month period and outperformed investment-grade corporates as overall yields stayed within a tight range. For the portfolio, security selection was the primary driver of performance.
•	Our bond selections in the cable and satellite, retail and oil field services industries were key drivers of performance. These positive results more than offset negative selection effects among media and entertainment and finance companies.
•	The portfolio’s sector weightings also aided performance. Our allocations in the industrials, energy and technology, media and telecommunications sectors were top contributors. Allocations in the financial institutions sector detracted modestly but not enough to derail the broader contribution from sector allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	6.07%	2.04%	3.65%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	6.04%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$86,512,882
Management Fees (dollars paid during the reporting period)	$594,170
Portfolio Turnover Rate	116%
Total Number of Portfolio Holdings	303

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.3%
Preferred Securities	0.4%
Short-Term Investments	10.9%
Other Assets and Liabilities	(5.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932873

ANNUAL SHAREHOLDER REPORT
High-Yield Fund

R Class (AHYRX)	March 31, 2026

This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$124	1.20%

What were the key factors that affected the fund’s performance?
High-Yield Fund R Class returned 6.60% for the reporting period ended March 31, 2026.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the ICE BofA U.S. High Yield Constrained Index (Unhedged) for the period August 1, 2025, through March 31, 2026. Prior to that time, the fund's primary comparision index was the Bloomberg U.S. High Yield 2% Issuer Cap Bond Index.
•	Alongside solid corporate earnings and a resilient labor market, concerns about private credit and artificial intelligence’s disruptive impact on technology affected the market. Additionally, the Iran war and geopolitical concerns also raised uncertainty and volatility in the market. Nevertheless, high-yield bonds broadly rose for the eight-month period and outperformed investment-grade corporates as overall yields stayed within a tight range. For the portfolio, security selection was the primary driver of performance.
•	Our bond selections in the cable and satellite, retail and oil field services industries were key drivers of performance. These positive results more than offset negative selection effects among media and entertainment and finance companies.
•	The portfolio’s sector weightings also aided performance. Our allocations in the industrials, energy and technology, media and telecommunications sectors were top contributors. Allocations in the financial institutions sector detracted modestly but not enough to derail the broader contribution from sector allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	6.60%	2.55%	4.17%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	6.04%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$86,512,882
Management Fees (dollars paid during the reporting period)	$594,170
Portfolio Turnover Rate	116%
Total Number of Portfolio Holdings	303

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.3%
Preferred Securities	0.4%
Short-Term Investments	10.9%
Other Assets and Liabilities	(5.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932691

ANNUAL SHAREHOLDER REPORT
High-Yield Fund

R5 Class (ACYIX)	March 31, 2026

This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$52	0.50%

What were the key factors that affected the fund’s performance?
High-Yield Fund R5 Class returned 7.34% for the reporting period ended March 31, 2026.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the ICE BofA U.S. High Yield Constrained Index (Unhedged) for the period August 1, 2025, through March 31, 2026. Prior to that time, the fund's primary comparision index was the Bloomberg U.S. High Yield 2% Issuer Cap Bond Index.
•	Alongside solid corporate earnings and a resilient labor market, concerns about private credit and artificial intelligence’s disruptive impact on technology affected the market. Additionally, the Iran war and geopolitical concerns also raised uncertainty and volatility in the market. Nevertheless, high-yield bonds broadly rose for the eight-month period and outperformed investment-grade corporates as overall yields stayed within a tight range. For the portfolio, security selection was the primary driver of performance.
•	Our bond selections in the cable and satellite, retail and oil field services industries were key drivers of performance. These positive results more than offset negative selection effects among media and entertainment and finance companies.
•	The portfolio’s sector weightings also aided performance. Our allocations in the industrials, energy and technology, media and telecommunications sectors were top contributors. Allocations in the financial institutions sector detracted modestly but not enough to derail the broader contribution from sector allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	7.34%	3.26%	4.90%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	6.04%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$86,512,882
Management Fees (dollars paid during the reporting period)	$594,170
Portfolio Turnover Rate	116%
Total Number of Portfolio Holdings	303

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.3%
Preferred Securities	0.4%
Short-Term Investments	10.9%
Other Assets and Liabilities	(5.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932782

ANNUAL SHAREHOLDER REPORT
High-Yield Fund

R6 Class (AHYDX)	March 31, 2026

This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$47	0.45%

What were the key factors that affected the fund’s performance?
High-Yield Fund R6 Class returned 7.40% for the reporting period ended March 31, 2026.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the ICE BofA U.S. High Yield Constrained Index (Unhedged) for the period August 1, 2025, through March 31, 2026. Prior to that time, the fund's primary comparision index was the Bloomberg U.S. High Yield 2% Issuer Cap Bond Index.
•	Alongside solid corporate earnings and a resilient labor market, concerns about private credit and artificial intelligence’s disruptive impact on technology affected the market. Additionally, the Iran war and geopolitical concerns also raised uncertainty and volatility in the market. Nevertheless, high-yield bonds broadly rose for the eight-month period and outperformed investment-grade corporates as overall yields stayed within a tight range. For the portfolio, security selection was the primary driver of performance.
•	Our bond selections in the cable and satellite, retail and oil field services industries were key drivers of performance. These positive results more than offset negative selection effects among media and entertainment and finance companies.
•	The portfolio’s sector weightings also aided performance. Our allocations in the industrials, energy and technology, media and telecommunications sectors were top contributors. Allocations in the financial institutions sector detracted modestly but not enough to derail the broader contribution from sector allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	7.40%	3.31%	4.93%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	6.90%	4.19%	6.04%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$86,512,882
Management Fees (dollars paid during the reporting period)	$594,170
Portfolio Turnover Rate	116%
Total Number of Portfolio Holdings	303

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.3%
Preferred Securities	0.4%
Short-Term Investments	10.9%
Other Assets and Liabilities	(5.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932394

ANNUAL SHAREHOLDER REPORT
Multisector Income Fund

Investor Class (ASIEX)	March 31, 2026

This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	0.56%

What were the key factors that affected the fund’s performance?
Multisector Income Fund Investor Class returned 5.38% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation broadly boosted performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities and an overweight in emerging markets debt also aided relative performance. An underweight in the securitized sector modestly detracted.
•	Our positioning along the yield curve, which reflected a curve-steepening bias, contributed to relative performance. The positioning effects more than offset negative results from duration and carry/roll-down. A position in government futures, which we used for duration management, contributed to performance.
•	Security selection modestly detracted from results, due to our choices among emerging markets debt. However, positive security selection in the investment-grade credit and securitized sectors offset some underperformance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	5.38%	2.18%	3.82%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$103,686,091
Management Fees (dollars paid during the reporting period)	$517,908
Portfolio Turnover Rate	162%
Total Number of Portfolio Holdings	378

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	51.1%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	9.0%
Convertible Preferred Securities	7.8%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	3.5%
U.S. Treasury Securities	2.4%
Sovereign Governments and Agencies	2.3%
Municipal Securities	1.3%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.4%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932329

ANNUAL SHAREHOLDER REPORT
Multisector Income Fund

I Class (ASIGX)	March 31, 2026

This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.46%

What were the key factors that affected the fund’s performance?
Multisector Income Fund I Class returned 5.60% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation broadly boosted performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities and an overweight in emerging markets debt also aided relative performance. An underweight in the securitized sector modestly detracted.
•	Our positioning along the yield curve, which reflected a curve-steepening bias, contributed to relative performance. The positioning effects more than offset negative results from duration and carry/roll-down. A position in government futures, which we used for duration management, contributed to performance.
•	Security selection modestly detracted from results, due to our choices among emerging markets debt. However, positive security selection in the investment-grade credit and securitized sectors offset some underperformance.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	5.60%	2.29%	3.55%	4/10/17
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$103,686,091
Management Fees (dollars paid during the reporting period)	$517,908
Portfolio Turnover Rate	162%
Total Number of Portfolio Holdings	378

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	51.1%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	9.0%
Convertible Preferred Securities	7.8%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	3.5%
U.S. Treasury Securities	2.4%
Sovereign Governments and Agencies	2.3%
Municipal Securities	1.3%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.4%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J853

ANNUAL SHAREHOLDER REPORT
Multisector Income Fund

Y Class (ASYIX)	March 31, 2026

This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$37	0.36%

What were the key factors that affected the fund’s performance?
Multisector Income Fund Y Class returned 5.57% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation broadly boosted performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities and an overweight in emerging markets debt also aided relative performance. An underweight in the securitized sector modestly detracted.
•	Our positioning along the yield curve, which reflected a curve-steepening bias, contributed to relative performance. The positioning effects more than offset negative results from duration and carry/roll-down. A position in government futures, which we used for duration management, contributed to performance.
•	Security selection modestly detracted from results, due to our choices among emerging markets debt. However, positive security selection in the investment-grade credit and securitized sectors offset some underperformance.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	5.57%	2.37%	3.65%	4/10/17
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$103,686,091
Management Fees (dollars paid during the reporting period)	$517,908
Portfolio Turnover Rate	162%
Total Number of Portfolio Holdings	378

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	51.1%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	9.0%
Convertible Preferred Securities	7.8%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	3.5%
U.S. Treasury Securities	2.4%
Sovereign Governments and Agencies	2.3%
Municipal Securities	1.3%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.4%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J846

ANNUAL SHAREHOLDER REPORT
Multisector Income Fund

A Class (ASIQX)	March 31, 2026

This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$83	0.81%

What were the key factors that affected the fund’s performance?
Multisector Income Fund A Class returned 5.12% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation broadly boosted performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities and an overweight in emerging markets debt also aided relative performance. An underweight in the securitized sector modestly detracted.
•	Our positioning along the yield curve, which reflected a curve-steepening bias, contributed to relative performance. The positioning effects more than offset negative results from duration and carry/roll-down. A position in government futures, which we used for duration management, contributed to performance.
•	Security selection modestly detracted from results, due to our choices among emerging markets debt. However, positive security selection in the investment-grade credit and securitized sectors offset some underperformance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	5.12%	1.93%	3.56%
A Class - with sales charge	0.39%	0.99%	3.08%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$103,686,091
Management Fees (dollars paid during the reporting period)	$517,908
Portfolio Turnover Rate	162%
Total Number of Portfolio Holdings	378

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	51.1%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	9.0%
Convertible Preferred Securities	7.8%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	3.5%
U.S. Treasury Securities	2.4%
Sovereign Governments and Agencies	2.3%
Municipal Securities	1.3%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.4%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932360

ANNUAL SHAREHOLDER REPORT
Multisector Income Fund

C Class (ASIHX)	March 31, 2026

This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$159	1.56%

What were the key factors that affected the fund’s performance?
Multisector Income Fund C Class returned 4.34% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation broadly boosted performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities and an overweight in emerging markets debt also aided relative performance. An underweight in the securitized sector modestly detracted.
•	Our positioning along the yield curve, which reflected a curve-steepening bias, contributed to relative performance. The positioning effects more than offset negative results from duration and carry/roll-down. A position in government futures, which we used for duration management, contributed to performance.
•	Security selection modestly detracted from results, due to our choices among emerging markets debt. However, positive security selection in the investment-grade credit and securitized sectors offset some underperformance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	4.34%	1.15%	2.78%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$103,686,091
Management Fees (dollars paid during the reporting period)	$517,908
Portfolio Turnover Rate	162%
Total Number of Portfolio Holdings	378

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	51.1%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	9.0%
Convertible Preferred Securities	7.8%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	3.5%
U.S. Treasury Securities	2.4%
Sovereign Governments and Agencies	2.3%
Municipal Securities	1.3%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.4%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932352

ANNUAL SHAREHOLDER REPORT
Multisector Income Fund

R Class (ASIWX)	March 31, 2026

This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$109	1.06%

What were the key factors that affected the fund’s performance?
Multisector Income Fund R Class returned 4.85% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation broadly boosted performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities and an overweight in emerging markets debt also aided relative performance. An underweight in the securitized sector modestly detracted.
•	Our positioning along the yield curve, which reflected a curve-steepening bias, contributed to relative performance. The positioning effects more than offset negative results from duration and carry/roll-down. A position in government futures, which we used for duration management, contributed to performance.
•	Security selection modestly detracted from results, due to our choices among emerging markets debt. However, positive security selection in the investment-grade credit and securitized sectors offset some underperformance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.85%	1.66%	3.30%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$103,686,091
Management Fees (dollars paid during the reporting period)	$517,908
Portfolio Turnover Rate	162%
Total Number of Portfolio Holdings	378

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	51.1%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	9.0%
Convertible Preferred Securities	7.8%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	3.5%
U.S. Treasury Securities	2.4%
Sovereign Governments and Agencies	2.3%
Municipal Securities	1.3%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.4%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932345

ANNUAL SHAREHOLDER REPORT
Multisector Income Fund

R5 Class (ASIJX)	March 31, 2026

This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$37	0.36%

What were the key factors that affected the fund’s performance?
Multisector Income Fund R5 Class returned 5.71% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation broadly boosted performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities and an overweight in emerging markets debt also aided relative performance. An underweight in the securitized sector modestly detracted.
•	Our positioning along the yield curve, which reflected a curve-steepening bias, contributed to relative performance. The positioning effects more than offset negative results from duration and carry/roll-down. A position in government futures, which we used for duration management, contributed to performance.
•	Security selection modestly detracted from results, due to our choices among emerging markets debt. However, positive security selection in the investment-grade credit and securitized sectors offset some underperformance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	5.71%	2.39%	4.02%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$103,686,091
Management Fees (dollars paid during the reporting period)	$517,908
Portfolio Turnover Rate	162%
Total Number of Portfolio Holdings	378

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	51.1%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	9.0%
Convertible Preferred Securities	7.8%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	3.5%
U.S. Treasury Securities	2.4%
Sovereign Governments and Agencies	2.3%
Municipal Securities	1.3%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.4%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932311

ANNUAL SHAREHOLDER REPORT
Multisector Income Fund

R6 Class (ASIPX)	March 31, 2026

This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$32	0.31%

What were the key factors that affected the fund’s performance?
Multisector Income Fund R6 Class returned 5.76% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation broadly boosted performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities and an overweight in emerging markets debt also aided relative performance. An underweight in the securitized sector modestly detracted.
•	Our positioning along the yield curve, which reflected a curve-steepening bias, contributed to relative performance. The positioning effects more than offset negative results from duration and carry/roll-down. A position in government futures, which we used for duration management, contributed to performance.
•	Security selection modestly detracted from results, due to our choices among emerging markets debt. However, positive security selection in the investment-grade credit and securitized sectors offset some underperformance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	5.76%	2.44%	4.08%
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$103,686,091
Management Fees (dollars paid during the reporting period)	$517,908
Portfolio Turnover Rate	162%
Total Number of Portfolio Holdings	378

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	51.1%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	9.0%
Convertible Preferred Securities	7.8%
Commercial Mortgage-Backed Securities	4.2%
Preferred Securities	3.5%
U.S. Treasury Securities	2.4%
Sovereign Governments and Agencies	2.3%
Municipal Securities	1.3%
Exchange-Traded Funds	0.4%
Bank Loan Obligations	0.4%
Collateralized Loan Obligations	0.4%
Short-Term Investments	1.9%
Other Assets and Liabilities	(1.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932337

ANNUAL SHAREHOLDER REPORT
Prime Money Market Fund

Investor Class (BPRXX)	March 31, 2026

This annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	0.57%

Fund Statistics
Net Assets	$2,583,585,382
Management Fees (dollars paid during the reporting period)	$14,098,952
Total Number of Portfolio Holdings	126
7-Day Current Yield - Investor Class	3.28%
7-Day Effective Yield - Investor Class	3.33%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Paper	47.4%
Corporate Bonds	21.8%
Municipal Securities	15.9%
U.S. Treasury Securities	14.0%
Certificates of Deposit	1.7%
Other Assets and Liabilities	(0.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932105

ANNUAL SHAREHOLDER REPORT
Prime Money Market Fund

A Class (ACAXX)	March 31, 2026

This annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$83	0.82%

Fund Statistics
Net Assets	$2,583,585,382
Management Fees (dollars paid during the reporting period)	$14,098,952
Total Number of Portfolio Holdings	126
7-Day Current Yield - A Class	3.03%
7-Day Effective Yield - A Class	3.08%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Paper	47.4%
Corporate Bonds	21.8%
Municipal Securities	15.9%
U.S. Treasury Securities	14.0%
Certificates of Deposit	1.7%
Other Assets and Liabilities	(0.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932204

ANNUAL SHAREHOLDER REPORT
Prime Money Market Fund

C Class (ARCXX)	March 31, 2026

This annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$134	1.32%

Fund Statistics
Net Assets	$2,583,585,382
Management Fees (dollars paid during the reporting period)	$14,098,952
Total Number of Portfolio Holdings	126
7-Day Current Yield - C Class	2.53%
7-Day Effective Yield - C Class	2.57%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Paper	47.4%
Corporate Bonds	21.8%
Municipal Securities	15.9%
U.S. Treasury Securities	14.0%
Certificates of Deposit	1.7%
Other Assets and Liabilities	(0.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932303

ANNUAL SHAREHOLDER REPORT
Short Duration Fund

Investor Class (ACSNX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	0.57%

What were the key factors that affected the fund’s performance?
Short Duration Fund Investor Class returned 4.43% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Federal Reserve remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance. Our selections in emerging markets also slightly boosted results.
•	Our yield curve strategy also aided performance, with duration and positioning along the yield curve contributing to results. Carry and yield curve roll-down effects detracted slightly late in the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.43%	2.26%	2.36%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,004,425,654
Management Fees (dollars paid during the reporting period)	$2,675,274
Portfolio Turnover Rate	197%
Total Number of Portfolio Holdings	292

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.7%
U.S. Treasury Securities	26.1%
Collateralized Mortgage Obligations	16.2%
Asset-Backed Securities	9.2%
Convertible Preferred Securities	4.8%
Preferred Securities	3.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Loan Obligations	0.1%
Short-Term Investments	6.1%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932436

ANNUAL SHAREHOLDER REPORT
Short Duration Fund

I Class (ASHHX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$48	0.47%

What were the key factors that affected the fund’s performance?
Short Duration Fund I Class returned 4.54% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Federal Reserve remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance. Our selections in emerging markets also slightly boosted results.
•	Our yield curve strategy also aided performance, with duration and positioning along the yield curve contributing to results. Carry and yield curve roll-down effects detracted slightly late in the period.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	4.54%	2.36%	2.54%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.17%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,004,425,654
Management Fees (dollars paid during the reporting period)	$2,675,274
Portfolio Turnover Rate	197%
Total Number of Portfolio Holdings	292

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.7%
U.S. Treasury Securities	26.1%
Collateralized Mortgage Obligations	16.2%
Asset-Backed Securities	9.2%
Convertible Preferred Securities	4.8%
Preferred Securities	3.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Loan Obligations	0.1%
Short-Term Investments	6.1%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J705

ANNUAL SHAREHOLDER REPORT
Short Duration Fund

A Class (ACSQX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$84	0.82%

What were the key factors that affected the fund’s performance?
Short Duration Fund A Class returned 4.07% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Federal Reserve remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance. Our selections in emerging markets also slightly boosted results.
•	Our yield curve strategy also aided performance, with duration and positioning along the yield curve contributing to results. Carry and yield curve roll-down effects detracted slightly late in the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.07%	2.01%	2.09%
A Class - with sales charge	1.73%	1.54%	1.86%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,004,425,654
Management Fees (dollars paid during the reporting period)	$2,675,274
Portfolio Turnover Rate	197%
Total Number of Portfolio Holdings	292

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.7%
U.S. Treasury Securities	26.1%
Collateralized Mortgage Obligations	16.2%
Asset-Backed Securities	9.2%
Convertible Preferred Securities	4.8%
Preferred Securities	3.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Loan Obligations	0.1%
Short-Term Investments	6.1%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932477

ANNUAL SHAREHOLDER REPORT
Short Duration Fund

C Class (ACSKX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$160	1.57%

What were the key factors that affected the fund’s performance?
Short Duration Fund C Class returned 3.40% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Federal Reserve remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance. Our selections in emerging markets also slightly boosted results.
•	Our yield curve strategy also aided performance, with duration and positioning along the yield curve contributing to results. Carry and yield curve roll-down effects detracted slightly late in the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.40%	1.25%	1.33%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,004,425,654
Management Fees (dollars paid during the reporting period)	$2,675,274
Portfolio Turnover Rate	197%
Total Number of Portfolio Holdings	292

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.7%
U.S. Treasury Securities	26.1%
Collateralized Mortgage Obligations	16.2%
Asset-Backed Securities	9.2%
Convertible Preferred Securities	4.8%
Preferred Securities	3.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Loan Obligations	0.1%
Short-Term Investments	6.1%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932451

ANNUAL SHAREHOLDER REPORT
Short Duration Fund

R Class (ACSPX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$109	1.07%

What were the key factors that affected the fund’s performance?
Short Duration Fund R Class returned 3.81% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Federal Reserve remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance. Our selections in emerging markets also slightly boosted results.
•	Our yield curve strategy also aided performance, with duration and positioning along the yield curve contributing to results. Carry and yield curve roll-down effects detracted slightly late in the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	3.81%	1.75%	1.84%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,004,425,654
Management Fees (dollars paid during the reporting period)	$2,675,274
Portfolio Turnover Rate	197%
Total Number of Portfolio Holdings	292

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.7%
U.S. Treasury Securities	26.1%
Collateralized Mortgage Obligations	16.2%
Asset-Backed Securities	9.2%
Convertible Preferred Securities	4.8%
Preferred Securities	3.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Loan Obligations	0.1%
Short-Term Investments	6.1%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932444

ANNUAL SHAREHOLDER REPORT
Short Duration Fund

R5 Class (ACSUX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$38	0.37%

What were the key factors that affected the fund’s performance?
Short Duration Fund R5 Class returned 4.64% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Federal Reserve remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance. Our selections in emerging markets also slightly boosted results.
•	Our yield curve strategy also aided performance, with duration and positioning along the yield curve contributing to results. Carry and yield curve roll-down effects detracted slightly late in the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	4.64%	2.47%	2.56%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,004,425,654
Management Fees (dollars paid during the reporting period)	$2,675,274
Portfolio Turnover Rate	197%
Total Number of Portfolio Holdings	292

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.7%
U.S. Treasury Securities	26.1%
Collateralized Mortgage Obligations	16.2%
Asset-Backed Securities	9.2%
Convertible Preferred Securities	4.8%
Preferred Securities	3.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Loan Obligations	0.1%
Short-Term Investments	6.1%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932428

ANNUAL SHAREHOLDER REPORT
Short Duration Fund

R6 Class (ASDDX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$33	0.32%

What were the key factors that affected the fund’s performance?
Short Duration Fund R6 Class returned 4.69% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Federal Reserve remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance. Our selections in emerging markets also slightly boosted results.
•	Our yield curve strategy also aided performance, with duration and positioning along the yield curve contributing to results. Carry and yield curve roll-down effects detracted slightly late in the period.

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	4.69%	2.52%	2.67%	7/28/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.69%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.18%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,004,425,654
Management Fees (dollars paid during the reporting period)	$2,675,274
Portfolio Turnover Rate	197%
Total Number of Portfolio Holdings	292

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.7%
U.S. Treasury Securities	26.1%
Collateralized Mortgage Obligations	16.2%
Asset-Backed Securities	9.2%
Convertible Preferred Securities	4.8%
Preferred Securities	3.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Loan Obligations	0.1%
Short-Term Investments	6.1%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J820

ANNUAL SHAREHOLDER REPORT
Short Duration Fund

G Class (ASDOX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

What were the key factors that affected the fund’s performance?
Short Duration Fund G Class returned 5.02% for the reporting period ended March 31, 2026.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Federal Reserve remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance. Our selections in emerging markets also slightly boosted results.
•	Our yield curve strategy also aided performance, with duration and positioning along the yield curve contributing to results. Carry and yield curve roll-down effects detracted slightly late in the period.

Cumulative Performance (based on an initial $10,000 investment)
November 4, 2020 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	5.02%	2.84%	2.92%	11/4/20
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	-0.25%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	1.90%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,004,425,654
Management Fees (dollars paid during the reporting period)	$2,675,274
Portfolio Turnover Rate	197%
Total Number of Portfolio Holdings	292

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.7%
U.S. Treasury Securities	26.1%
Collateralized Mortgage Obligations	16.2%
Asset-Backed Securities	9.2%
Convertible Preferred Securities	4.8%
Preferred Securities	3.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Loan Obligations	0.1%
Short-Term Investments	6.1%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J796

ANNUAL SHAREHOLDER REPORT
Short Duration Inflation Protection Bond Fund

Investor Class (APOIX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	0.58%

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund Investor Class returned 3.42% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation edged higher during the period, while market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS slightly detracted.
•	Duration and yield curve positioning modestly aided performance.
•	Overall, our out-of-index allocations aided results. Positions in investment-grade and high-yield corporate bonds and emerging markets debt boosted performance. These positions more than offset negative effects from our non-index position in securitized securities.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. Swaps had a neutral effect on performance for the 12-month period. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	3.42%	3.10%	2.86%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	3.90%	3.25%	3.03%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,177,704,779
Management Fees (dollars paid during the reporting period)	$4,102,588
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	90

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.0%
Corporate Bonds	4.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.5%
Convertible Preferred Securities	2.4%
Sovereign Governments and Agencies	1.6%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	1.0%
Preferred Securities	0.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932774

ANNUAL SHAREHOLDER REPORT
Short Duration Inflation Protection Bond Fund

I Class (APOHX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$49	0.48%

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund I Class returned 3.49% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation edged higher during the period, while market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS slightly detracted.
•	Duration and yield curve positioning modestly aided performance.
•	Overall, our out-of-index allocations aided results. Positions in investment-grade and high-yield corporate bonds and emerging markets debt boosted performance. These positions more than offset negative effects from our non-index position in securitized securities.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. Swaps had a neutral effect on performance for the 12-month period. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	3.49%	3.20%	3.06%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	3.90%	3.25%	3.18%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,177,704,779
Management Fees (dollars paid during the reporting period)	$4,102,588
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	90

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.0%
Corporate Bonds	4.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.5%
Convertible Preferred Securities	2.4%
Sovereign Governments and Agencies	1.6%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	1.0%
Preferred Securities	0.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J804

ANNUAL SHAREHOLDER REPORT
Short Duration Inflation Protection Bond Fund

Y Class (APOYX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$39	0.38%

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund Y Class returned 3.60% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation edged higher during the period, while market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS slightly detracted.
•	Duration and yield curve positioning modestly aided performance.
•	Overall, our out-of-index allocations aided results. Positions in investment-grade and high-yield corporate bonds and emerging markets debt boosted performance. These positions more than offset negative effects from our non-index position in securitized securities.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. Swaps had a neutral effect on performance for the 12-month period. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	3.60%	3.32%	3.17%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	3.90%	3.25%	3.18%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,177,704,779
Management Fees (dollars paid during the reporting period)	$4,102,588
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	90

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.0%
Corporate Bonds	4.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.5%
Convertible Preferred Securities	2.4%
Sovereign Governments and Agencies	1.6%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	1.0%
Preferred Securities	0.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J887

ANNUAL SHAREHOLDER REPORT
Short Duration Inflation Protection Bond Fund

A Class (APOAX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$84	0.83%

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund A Class returned 3.20% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation edged higher during the period, while market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS slightly detracted.
•	Duration and yield curve positioning modestly aided performance.
•	Overall, our out-of-index allocations aided results. Positions in investment-grade and high-yield corporate bonds and emerging markets debt boosted performance. These positions more than offset negative effects from our non-index position in securitized securities.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. Swaps had a neutral effect on performance for the 12-month period. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	3.20%	2.85%	2.61%
A Class - with sales charge	0.88%	2.39%	2.38%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	3.90%	3.25%	3.03%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,177,704,779
Management Fees (dollars paid during the reporting period)	$4,102,588
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	90

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.0%
Corporate Bonds	4.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.5%
Convertible Preferred Securities	2.4%
Sovereign Governments and Agencies	1.6%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	1.0%
Preferred Securities	0.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932758

ANNUAL SHAREHOLDER REPORT
Short Duration Inflation Protection Bond Fund

C Class (APOCX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$160	1.58%

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund C Class returned 2.32% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation edged higher during the period, while market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS slightly detracted.
•	Duration and yield curve positioning modestly aided performance.
•	Overall, our out-of-index allocations aided results. Positions in investment-grade and high-yield corporate bonds and emerging markets debt boosted performance. These positions more than offset negative effects from our non-index position in securitized securities.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. Swaps had a neutral effect on performance for the 12-month period. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	2.32%	2.07%	1.83%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	3.90%	3.25%	3.03%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,177,704,779
Management Fees (dollars paid during the reporting period)	$4,102,588
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	90

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.0%
Corporate Bonds	4.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.5%
Convertible Preferred Securities	2.4%
Sovereign Governments and Agencies	1.6%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	1.0%
Preferred Securities	0.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932733

ANNUAL SHAREHOLDER REPORT
Short Duration Inflation Protection Bond Fund

R Class (APORX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$110	1.08%

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund R Class returned 2.87% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation edged higher during the period, while market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS slightly detracted.
•	Duration and yield curve positioning modestly aided performance.
•	Overall, our out-of-index allocations aided results. Positions in investment-grade and high-yield corporate bonds and emerging markets debt boosted performance. These positions more than offset negative effects from our non-index position in securitized securities.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. Swaps had a neutral effect on performance for the 12-month period. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	2.87%	2.58%	2.34%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	3.90%	3.25%	3.03%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,177,704,779
Management Fees (dollars paid during the reporting period)	$4,102,588
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	90

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.0%
Corporate Bonds	4.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.5%
Convertible Preferred Securities	2.4%
Sovereign Governments and Agencies	1.6%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	1.0%
Preferred Securities	0.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932725

ANNUAL SHAREHOLDER REPORT
Short Duration Inflation Protection Bond Fund

R5 Class (APISX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$39	0.38%

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund R5 Class returned 3.60% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation edged higher during the period, while market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS slightly detracted.
•	Duration and yield curve positioning modestly aided performance.
•	Overall, our out-of-index allocations aided results. Positions in investment-grade and high-yield corporate bonds and emerging markets debt boosted performance. These positions more than offset negative effects from our non-index position in securitized securities.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. Swaps had a neutral effect on performance for the 12-month period. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	3.60%	3.30%	3.06%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	3.90%	3.25%	3.03%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,177,704,779
Management Fees (dollars paid during the reporting period)	$4,102,588
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	90

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.0%
Corporate Bonds	4.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.5%
Convertible Preferred Securities	2.4%
Sovereign Governments and Agencies	1.6%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	1.0%
Preferred Securities	0.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932766

ANNUAL SHAREHOLDER REPORT
Short Duration Inflation Protection Bond Fund

R6 Class (APODX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$34	0.33%

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund R6 Class returned 3.55% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation edged higher during the period, while market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS slightly detracted.
•	Duration and yield curve positioning modestly aided performance.
•	Overall, our out-of-index allocations aided results. Positions in investment-grade and high-yield corporate bonds and emerging markets debt boosted performance. These positions more than offset negative effects from our non-index position in securitized securities.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. Swaps had a neutral effect on performance for the 12-month period. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	3.55%	3.34%	3.10%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	3.90%	3.25%	3.03%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,177,704,779
Management Fees (dollars paid during the reporting period)	$4,102,588
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	90

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.0%
Corporate Bonds	4.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.5%
Convertible Preferred Securities	2.4%
Sovereign Governments and Agencies	1.6%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	1.0%
Preferred Securities	0.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932378

ANNUAL SHAREHOLDER REPORT
Short Duration Inflation Protection Bond Fund

G Class (APOGX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund G Class returned 3.97% for the reporting period ended March 31, 2026.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation edged higher during the period, while market-based inflation expectations inched lower. In this environment, the portfolio’s underweight position versus the index in TIPS slightly detracted.
•	Duration and yield curve positioning modestly aided performance.
•	Overall, our out-of-index allocations aided results. Positions in investment-grade and high-yield corporate bonds and emerging markets debt boosted performance. These positions more than offset negative effects from our non-index position in securitized securities.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. Swaps had a neutral effect on performance for the 12-month period. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	3.97%	3.67%	3.66%	7/28/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.69%	—
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	3.90%	3.25%	3.32%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,177,704,779
Management Fees (dollars paid during the reporting period)	$4,102,588
Portfolio Turnover Rate	59%
Total Number of Portfolio Holdings	90

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	80.0%
Corporate Bonds	4.4%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	2.5%
Convertible Preferred Securities	2.4%
Sovereign Governments and Agencies	1.6%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	1.0%
Preferred Securities	0.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J838

ANNUAL SHAREHOLDER REPORT
Short Duration Strategic Income Fund

Investor Class (ASDVX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$53	0.52%

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund Investor Class returned 4.79% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	The portfolio’s out-of-index allocations broadly aided relative performance. Positions in high-yield credit and the securitized sector were top contributors. Additionally, underweights versus the index in Treasuries and investment-grade credit also boosted performance.
•	Amid interest rate volatility and a modest decline in shorter-maturity yield, all components of our yield curve strategy contributed to results. Carry and yield curve roll-down effects and duration had the largest impact, while curve positioning contributed more modestly.
•	Our security selection efforts also boosted portfolio performance, most notably in the investment-grade credit sector. Our choices among emerging markets bonds slightly detracted.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.79%	2.58%	3.19%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$883,558,853
Management Fees (dollars paid during the reporting period)	$3,367,804
Portfolio Turnover Rate	156%
Total Number of Portfolio Holdings	417

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.5%
Asset-Backed Securities	14.8%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Securities	10.3%
Convertible Preferred Securities	7.6%
Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	3.7%
Municipal Securities	0.9%
Sovereign Governments and Agencies	0.7%
Collateralized Loan Obligations	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932253

ANNUAL SHAREHOLDER REPORT
Short Duration Strategic Income Fund

I Class (ASDHX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$43	0.42%

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund I Class returned 4.78% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	The portfolio’s out-of-index allocations broadly aided relative performance. Positions in high-yield credit and the securitized sector were top contributors. Additionally, underweights versus the index in Treasuries and investment-grade credit also boosted performance.
•	Amid interest rate volatility and a modest decline in shorter-maturity yield, all components of our yield curve strategy contributed to results. Carry and yield curve roll-down effects and duration had the largest impact, while curve positioning contributed more modestly.
•	Our security selection efforts also boosted portfolio performance, most notably in the investment-grade credit sector. Our choices among emerging markets bonds slightly detracted.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	4.78%	2.68%	2.96%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.17%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$883,558,853
Management Fees (dollars paid during the reporting period)	$3,367,804
Portfolio Turnover Rate	156%
Total Number of Portfolio Holdings	417

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.5%
Asset-Backed Securities	14.8%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Securities	10.3%
Convertible Preferred Securities	7.6%
Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	3.7%
Municipal Securities	0.9%
Sovereign Governments and Agencies	0.7%
Collateralized Loan Obligations	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J879

ANNUAL SHAREHOLDER REPORT
Short Duration Strategic Income Fund

Y Class (ASYDX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$33	0.32%

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund Y Class returned 4.88% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	The portfolio’s out-of-index allocations broadly aided relative performance. Positions in high-yield credit and the securitized sector were top contributors. Additionally, underweights versus the index in Treasuries and investment-grade credit also boosted performance.
•	Amid interest rate volatility and a modest decline in shorter-maturity yield, all components of our yield curve strategy contributed to results. Carry and yield curve roll-down effects and duration had the largest impact, while curve positioning contributed more modestly.
•	Our security selection efforts also boosted portfolio performance, most notably in the investment-grade credit sector. Our choices among emerging markets bonds slightly detracted.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	4.88%	2.76%	3.05%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.82%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.17%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$883,558,853
Management Fees (dollars paid during the reporting period)	$3,367,804
Portfolio Turnover Rate	156%
Total Number of Portfolio Holdings	417

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.5%
Asset-Backed Securities	14.8%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Securities	10.3%
Convertible Preferred Securities	7.6%
Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	3.7%
Municipal Securities	0.9%
Sovereign Governments and Agencies	0.7%
Collateralized Loan Obligations	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J861

ANNUAL SHAREHOLDER REPORT
Short Duration Strategic Income Fund

A Class (ASADX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$79	0.77%

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund A Class returned 4.41% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	The portfolio’s out-of-index allocations broadly aided relative performance. Positions in high-yield credit and the securitized sector were top contributors. Additionally, underweights versus the index in Treasuries and investment-grade credit also boosted performance.
•	Amid interest rate volatility and a modest decline in shorter-maturity yield, all components of our yield curve strategy contributed to results. Carry and yield curve roll-down effects and duration had the largest impact, while curve positioning contributed more modestly.
•	Our security selection efforts also boosted portfolio performance, most notably in the investment-grade credit sector. Our choices among emerging markets bonds slightly detracted.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.41%	2.30%	2.92%
A Class - with sales charge	2.06%	1.84%	2.69%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$883,558,853
Management Fees (dollars paid during the reporting period)	$3,367,804
Portfolio Turnover Rate	156%
Total Number of Portfolio Holdings	417

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.5%
Asset-Backed Securities	14.8%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Securities	10.3%
Convertible Preferred Securities	7.6%
Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	3.7%
Municipal Securities	0.9%
Sovereign Governments and Agencies	0.7%
Collateralized Loan Obligations	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932295

ANNUAL SHAREHOLDER REPORT
Short Duration Strategic Income Fund

C Class (ASCDX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$155	1.52%

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund C Class returned 3.63% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	The portfolio’s out-of-index allocations broadly aided relative performance. Positions in high-yield credit and the securitized sector were top contributors. Additionally, underweights versus the index in Treasuries and investment-grade credit also boosted performance.
•	Amid interest rate volatility and a modest decline in shorter-maturity yield, all components of our yield curve strategy contributed to results. Carry and yield curve roll-down effects and duration had the largest impact, while curve positioning contributed more modestly.
•	Our security selection efforts also boosted portfolio performance, most notably in the investment-grade credit sector. Our choices among emerging markets bonds slightly detracted.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.63%	1.54%	2.15%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$883,558,853
Management Fees (dollars paid during the reporting period)	$3,367,804
Portfolio Turnover Rate	156%
Total Number of Portfolio Holdings	417

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.5%
Asset-Backed Securities	14.8%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Securities	10.3%
Convertible Preferred Securities	7.6%
Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	3.7%
Municipal Securities	0.9%
Sovereign Governments and Agencies	0.7%
Collateralized Loan Obligations	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932287

ANNUAL SHAREHOLDER REPORT
Short Duration Strategic Income Fund

R Class (ASDRX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$104	1.02%

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund R Class returned 4.15% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	The portfolio’s out-of-index allocations broadly aided relative performance. Positions in high-yield credit and the securitized sector were top contributors. Additionally, underweights versus the index in Treasuries and investment-grade credit also boosted performance.
•	Amid interest rate volatility and a modest decline in shorter-maturity yield, all components of our yield curve strategy contributed to results. Carry and yield curve roll-down effects and duration had the largest impact, while curve positioning contributed more modestly.
•	Our security selection efforts also boosted portfolio performance, most notably in the investment-grade credit sector. Our choices among emerging markets bonds slightly detracted.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.15%	2.07%	2.68%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$883,558,853
Management Fees (dollars paid during the reporting period)	$3,367,804
Portfolio Turnover Rate	156%
Total Number of Portfolio Holdings	417

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.5%
Asset-Backed Securities	14.8%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Securities	10.3%
Convertible Preferred Securities	7.6%
Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	3.7%
Municipal Securities	0.9%
Sovereign Governments and Agencies	0.7%
Collateralized Loan Obligations	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932279

ANNUAL SHAREHOLDER REPORT
Short Duration Strategic Income Fund

R5 Class (ASDJX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$33	0.32%

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund R5 Class returned 4.88% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	The portfolio’s out-of-index allocations broadly aided relative performance. Positions in high-yield credit and the securitized sector were top contributors. Additionally, underweights versus the index in Treasuries and investment-grade credit also boosted performance.
•	Amid interest rate volatility and a modest decline in shorter-maturity yield, all components of our yield curve strategy contributed to results. Carry and yield curve roll-down effects and duration had the largest impact, while curve positioning contributed more modestly.
•	Our security selection efforts also boosted portfolio performance, most notably in the investment-grade credit sector. Our choices among emerging markets bonds slightly detracted.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	4.88%	2.76%	3.38%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$883,558,853
Management Fees (dollars paid during the reporting period)	$3,367,804
Portfolio Turnover Rate	156%
Total Number of Portfolio Holdings	417

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.5%
Asset-Backed Securities	14.8%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Securities	10.3%
Convertible Preferred Securities	7.6%
Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	3.7%
Municipal Securities	0.9%
Sovereign Governments and Agencies	0.7%
Collateralized Loan Obligations	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932246

ANNUAL SHAREHOLDER REPORT
Short Duration Strategic Income Fund

R6 Class (ASXDX)	March 31, 2026

This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$28	0.27%

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund R6 Class returned 4.93% for the reporting period ended March 31, 2026.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Alongside rising inflation, Treasury yield volatility, mixed economic data and tighter credit spreads, bonds broadly rose. Job market worries prompted three Federal Reserve rate cuts in late 2025, after which the Fed remained on hold. For the portfolio, sector allocation was the primary driver of performance.
•	The portfolio’s out-of-index allocations broadly aided relative performance. Positions in high-yield credit and the securitized sector were top contributors. Additionally, underweights versus the index in Treasuries and investment-grade credit also boosted performance.
•	Amid interest rate volatility and a modest decline in shorter-maturity yield, all components of our yield curve strategy contributed to results. Carry and yield curve roll-down effects and duration had the largest impact, while curve positioning contributed more modestly.
•	Our security selection efforts also boosted portfolio performance, most notably in the investment-grade credit sector. Our choices among emerging markets bonds slightly detracted.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2016 through March 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	4.93%	2.84%	3.45%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.35%	0.31%	1.70%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	3.96%	2.04%	2.02%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$883,558,853
Management Fees (dollars paid during the reporting period)	$3,367,804
Portfolio Turnover Rate	156%
Total Number of Portfolio Holdings	417

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.5%
Asset-Backed Securities	14.8%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Securities	10.3%
Convertible Preferred Securities	7.6%
Preferred Securities	3.7%
Commercial Mortgage-Backed Securities	3.7%
Municipal Securities	0.9%
Sovereign Governments and Agencies	0.7%
Collateralized Loan Obligations	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932261

ANNUAL SHAREHOLDER REPORT
U.S. Government Money Market Fund

Investor Class (TCRXX)	March 31, 2026

This annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.45%

Fund Statistics
Net Assets	$1,106,453,844
Management Fees (dollars paid during the reporting period)	$3,865,018
Total Number of Portfolio Holdings	91
7-Day Current Yield - Investor Class	3.27%
7-Day Effective Yield - Investor Class	3.32%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.1%
U.S. Government Agency Securities	20.1%
U.S. Treasury Securities	19.5%
Repurchase Agreements	11.7%
Municipal Securities	2.4%
Other Assets and Liabilities	(0.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932709

ANNUAL SHAREHOLDER REPORT
U.S. Government Money Market Fund

A Class (AGQXX)	March 31, 2026

This annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$71	0.70%

Fund Statistics
Net Assets	$1,106,453,844
Management Fees (dollars paid during the reporting period)	$3,865,018
Total Number of Portfolio Holdings	91
7-Day Current Yield - A Class	3.03%
7-Day Effective Yield - A Class	3.08%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.1%
U.S. Government Agency Securities	20.1%
U.S. Treasury Securities	19.5%
Repurchase Agreements	11.7%
Municipal Securities	2.4%
Other Assets and Liabilities	(0.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932238

ANNUAL SHAREHOLDER REPORT
U.S. Government Money Market Fund

C Class (AGHXX)	March 31, 2026

This annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$122	1.20%

Fund Statistics
Net Assets	$1,106,453,844
Management Fees (dollars paid during the reporting period)	$3,865,018
Total Number of Portfolio Holdings	91
7-Day Current Yield - C Class	2.53%
7-Day Effective Yield - C Class	2.56%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.1%
U.S. Government Agency Securities	20.1%
U.S. Treasury Securities	19.5%
Repurchase Agreements	11.7%
Municipal Securities	2.4%
Other Assets and Liabilities	(0.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932220

ANNUAL SHAREHOLDER REPORT
U.S. Government Money Market Fund

G Class (AGJXX)	March 31, 2026

This annual shareholder report contains important information about U.S. Government Money Market Fund for the period of November 12, 2025 to March 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%
*The costs of an investment would have been greater had the class been available for a full year.

Fund Statistics
Net Assets	$1,106,453,844
Management Fees (dollars paid during the reporting period)	$3,865,018
Total Number of Portfolio Holdings	91
7-Day Current Yield - G Class	3.73%
7-Day Effective Yield - G Class	3.80%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	47.1%
U.S. Government Agency Securities	20.1%
U.S. Treasury Securities	19.5%
Repurchase Agreements	11.7%
Municipal Securities	2.4%
Other Assets and Liabilities	(0.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J762

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells and John Loder are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2025:	$200,370
FY 2026:	$204,370

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2025:	$98,325
FY 2026:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

March 31, 2026

Core Plus Fund	Prime Money Market Fund
Investor Class (ACCNX)	Investor Class (BPRXX)
I Class (ACCTX)	A Class (ACAXX)
A Class (ACCQX)	C Class (ARCXX)
C Class (ACCKX)	Short Duration Fund
R Class (ACCPX)	Investor Class (ACSNX)
R5 Class (ACCUX)	I Class (ASHHX)
G Class (ACCYX)	A Class (ACSQX)
Diversified Bond Fund	C Class (ACSKX)
Investor Class (ADFIX)	R Class (ACSPX)
I Class (ACBPX)	R5 Class (ACSUX)
Y Class (ADVYX)	R6 Class (ASDDX)
A Class (ADFAX)	G Class (ASDOX)
C Class (CDBCX)	Short Duration Inflation Protection Bond Fund
R Class (ADVRX)	Investor Class (APOIX)
R5 Class (ADRVX)	I Class (APOHX)
R6 Class (ADDVX)	Y Class (APOYX)
G Class (ACDOX)	A Class (APOAX)
High Income Fund	C Class (APOCX)
Investor Class (AHIVX)	R Class (APORX)
I Class (AHIIX)	R5 Class (APISX)
Y Class (NPHIX)	R6 Class (APODX)
A Class (AHIAX)	G Class (APOGX)
R5 Class (AHIEX)	Short Duration Strategic Income Fund
R6 Class (AHIDX)	Investor Class (ASDVX)
G Class (ACHFX)	I Class (ASDHX)
High-Yield Fund	Y Class (ASYDX)
Investor Class (ABHIX)	A Class (ASADX)
I Class (AHYHX)	C Class (ASCDX)
Y Class (AHYLX)	R Class (ASDRX)
A Class (AHYVX)	R5 Class (ASDJX)
C Class (AHDCX)	R6 Class (ASXDX)
R Class (AHYRX)	U.S. Government Money Market Fund
R5 Class (ACYIX)	Investor Class (TCRXX)
R6 Class (AHYDX)	A Class (AGQXX)
Multisector Income Fund	C Class (AGHXX)
Investor Class (ASIEX)	G Class (AGJXX)
I Class (ASIGX)
Y Class (ASYIX)
A Class (ASIQX)
C Class (ASIHX)
R Class (ASIWX)
R5 Class (ASIJX)
R6 Class (ASIPX)
Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Core Plus Fund

MARCH 31, 2026

	Principal Amount/Shares	Value
CORPORATE BONDS — 37.0%
Aerospace and Defense — 0.6%
Boeing Co., 5.71%, 5/1/40	$540,000	$541,102
Carpenter Technology Corp., 5.625%, 3/1/34(1)	150,000	148,806
Honeywell Aerospace, Inc., 4.60%, 3/16/33(1)	157,000	155,245
Honeywell Aerospace, Inc., 4.95%, 3/16/36(1)	440,000	436,739
Textron, Inc., 4.95%, 3/15/36	256,000	249,007
TransDigm, Inc., 4.625%, 1/15/29	195,000	191,716
TransDigm, Inc., 4.875%, 5/1/29	635,000	626,058
		2,348,673
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 6.25%, 5/6/29	755,000	783,292
GXO Logistics, Inc., 6.50%, 5/6/34	168,000	176,402
		959,694
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	550,000	579,704
Ford Motor Credit Co. LLC, 5.42%, 4/9/31	200,000	196,470
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	45,000	45,221
General Motors Financial Co., Inc., 5.60%, 6/18/31	310,000	317,374
General Motors Financial Co., Inc., 6.15%, 7/15/35	185,000	191,398
		1,330,167
Banks — 4.9%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)	400,000	357,194
Bank of America Corp., VRN, 5.51%, 1/24/36	660,000	673,289
Bank of America Corp., VRN, 4.33%, 3/15/50	370,000	300,191
Bank of Montreal, VRN, 7.70%, 5/26/84	784,000	805,682
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	1,445,000	1,513,984
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	690,000	671,070
BPCE SA, VRN, 3.65%, 1/14/37(1)	720,000	645,323
Citigroup, Inc., VRN, 4.41%, 3/31/31	480,000	474,627
Citigroup, Inc., VRN, 5.17%, 9/11/36	315,000	312,372
Citigroup, Inc., VRN, 5.61%, 3/4/56	200,000	192,219
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	877,000	940,253
Fifth Third Bank NA, VRN, 5.33%, 8/25/33	752,000	754,611
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	975,000	988,938
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	860,000	804,860
Huntington Bancshares, Inc., VRN, 4.62%, 1/28/32	875,000	862,497
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	229,000	214,310
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31	618,000	629,337
JPMorgan Chase & Co., VRN, 4.35%, 1/22/32	330,000	325,413
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	751,000	782,482
JPMorgan Chase & Co., VRN, 4.26%, 2/22/48	570,000	466,397
KeyCorp, VRN, 6.40%, 3/6/35	210,000	222,751
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	270,000	269,215
NatWest Group PLC, VRN, 3.03%, 11/28/35	597,000	543,752
Pinnacle Bank/Nashville TN, VRN, 5.96%, 1/15/36	705,000	698,474
Sumitomo Mitsui Financial Group, Inc., VRN, 5.33%, 3/3/41	410,000	397,795
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	602,000	621,427
UWM Holdings LLC, 6.25%, 3/15/31(1)	348,000	317,211
Webster Financial Corp., VRN, 5.78%, 9/11/35	455,000	462,237

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
Wells Fargo & Co., VRN, 5.61%, 4/23/36	$530,000	$542,555
Wells Fargo & Co., VRN, 5.43%, 1/23/47	255,000	241,808
Wells Fargo & Co., VRN, 5.01%, 4/4/51	355,000	313,033
Western Alliance Bank, VRN, 6.54%, 11/15/35	850,000	833,327
Zions Bancorp NA, VRN, 6.82%, 11/19/35	815,000	837,605
		19,016,239
Beverages — 0.2%
Maple Parent Holdings Corp., 5.05%, 3/26/31(1)	260,000	259,007
Maple Parent Holdings Corp., 5.70%, 3/26/36(1)	632,000	628,219
		887,226
Biotechnology — 0.4%
Amgen, Inc., 5.65%, 3/2/53	440,000	426,447
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(1)	475,000	467,999
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(1)	500,000	512,979
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)	200,000	209,529
		1,616,954
Broadline Retail — 0.2%
Amazon.com, Inc., 4.55%, 3/13/33	500,000	495,334
Amazon.com, Inc., 4.875%, 3/13/36	405,000	401,465
		896,799
Building Products — 0.4%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	1,120,000	1,032,475
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	80,000	80,112
Standard Industries, Inc., 4.375%, 7/15/30(1)	574,000	541,382
		1,653,969
Capital Markets — 3.2%
Ares Strategic Income Fund, 5.70%, 3/15/28	259,000	258,706
Blackstone Private Credit Fund, 3.25%, 3/15/27	650,000	633,934
Blackstone Private Credit Fund, 5.95%, 7/16/29	553,000	545,077
Blue Owl Credit Income Corp., 7.75%, 9/16/27	585,000	593,454
Blue Owl Credit Income Corp., 7.75%, 1/15/29	605,000	619,657
Blue Owl Technology Finance Corp., 6.10%, 3/15/28	783,000	774,275
Citadel Finance LLC, 5.90%, 2/10/30(1)	944,000	949,035
Citadel Finance LLC, 5.15%, 2/14/31(1)	350,000	341,952
Coinbase Global, Inc., 3.375%, 10/1/28(1)	446,000	417,843
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	404,000	392,562
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	355,000	371,434
Goldman Sachs Group, Inc., VRN, 5.07%, 1/21/37	280,000	273,853
Goldman Sachs Group, Inc., VRN, 5.73%, 1/28/56	295,000	288,217
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28(1)	620,000	610,830
Golub Capital BDC, Inc., 2.05%, 2/15/27	632,000	612,381
Golub Capital BDC, Inc., 7.05%, 12/5/28	465,000	475,984
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	590,000	582,062
HPS Corporate Lending Fund, 5.45%, 1/14/28	160,000	158,872
HPS Corporate Lending Fund, 4.90%, 9/11/28(1)	330,000	321,691
HPS Corporate Lending Fund, 5.15%, 4/2/29(1)	270,000	262,469
HPS Corporate Lending Fund, 6.25%, 9/30/29	137,000	136,840
Jefferies Financial Group, Inc., 5.50%, 2/15/36	322,000	309,243
Morgan Stanley, VRN, 6.63%, 11/1/34	950,000	1,034,096
Morgan Stanley, VRN, 5.83%, 4/19/35	155,000	160,971
Morgan Stanley, VRN, 4.89%, 10/22/36	255,000	246,609
Morgan Stanley, VRN, 5.52%, 11/19/55	152,000	144,425

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
Northern Trust Corp., VRN, 3.375%, 5/8/32	$661,000	$651,982
		12,168,454
Chemicals — 0.3%
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	50,000	23,305
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	570,000	585,709
CompoSecure Holdings LLC, 5.625%, 2/1/33(1)	550,000	537,718
		1,146,732
Construction Materials — 0.3%
Eagle Materials, Inc., 5.00%, 3/15/36	394,000	377,452
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	250,000	253,689
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	598,000	607,816
		1,238,957
Consumer Finance — 1.0%
Ally Financial, Inc., 8.00%, 11/1/31	742,000	824,058
Avilease Capital Ltd., 4.75%, 11/12/30(1)	730,000	711,122
Avolon Holdings Funding Ltd., 4.85%, 4/1/33(1)	450,000	431,307
Capital One Financial Corp., VRN, 4.72%, 1/30/32	505,000	497,481
Capital One Financial Corp., VRN, 2.36%, 7/29/32	460,000	396,723
Capital One Financial Corp., VRN, 5.40%, 1/30/37	394,000	386,242
OneMain Finance Corp., 6.125%, 5/15/30	165,000	161,457
Takeoff Merger Sub, Inc., 4.85%, 3/24/31(1)	570,000	563,092
		3,971,482
Containers and Packaging — 0.1%
Amcor Flexibles North America, Inc., 5.125%, 3/12/36	441,000	428,949
Diversified Consumer Services — 0.1%
Leland Stanford Junior University, 4.68%, 3/1/35	20,000	19,966
Massachusetts Institute of Technology, 5.62%, 6/1/55	45,000	45,656
Novant Health, Inc., 3.17%, 11/1/51	210,000	137,900
		203,522
Diversified REITs — 1.2%
American Assets Trust LP, 3.375%, 2/1/31	705,000	635,845
Equinix Europe 2 Financing Corp. LLC, 4.70%, 3/15/33	475,000	462,168
GLP Capital LP/GLP Financing II, Inc., 5.25%, 2/15/33	409,000	401,287
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	285,000	277,454
Kilroy Realty LP, 3.05%, 2/15/30	175,000	159,609
Kilroy Realty LP, 2.50%, 11/15/32	300,000	244,428
Piedmont Operating Partnership LP, 6.875%, 7/15/29	41,000	42,969
Piedmont Operating Partnership LP, 5.625%, 1/15/33	820,000	797,292
Trust 2401, 7.70%, 1/23/32(1)	808,000	865,118
Vornado Realty LP, 5.75%, 2/1/33	660,000	647,607
		4,533,777
Diversified Telecommunication Services — 0.0%
Verizon Communications, Inc., 5.875%, 11/30/55	115,000	111,939
Electric Utilities — 2.5%
Arizona Public Service Co., 5.70%, 8/15/34	248,000	257,160
Comision Federal de Electricidad, 6.05%, 1/28/34(1)	258,000	250,350
Commonwealth Edison Co., 5.95%, 6/1/55	443,000	449,331
DTE Electric Co., 5.55%, 3/1/56	145,000	140,306
Duke Energy Florida LLC, 4.85%, 12/1/35	170,000	166,935
Duke Energy Florida LLC, 5.95%, 11/15/52	260,000	264,272
Duke Energy Progress LLC, 5.35%, 3/15/53	165,000	154,675
Electricite de France SA, 6.95%, 1/26/39(1)	604,000	673,713

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
Emera U.S. Finance LLC, 5.20%, 4/1/33	$149,000	$148,227
Emera U.S. Finance LLC, VRN, 6.65%, 10/1/56	384,000	384,149
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	1,024,000	1,026,114
Entergy Louisiana LLC, 4.90%, 4/15/36	133,000	129,798
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	1,036,000	1,035,374
ITC Holdings Corp., 5.50%, 4/15/36(1)(2)	149,000	149,497
Kentucky Utilities Co., 5.85%, 8/15/55	291,000	289,562
Louisville Gas & Electric Co., 5.85%, 8/15/55	86,000	85,416
MidAmerican Energy Co., 5.85%, 9/15/54	1,072,000	1,077,022
Niagara Mohawk Power Corp., 4.65%, 10/3/30(1)	145,000	144,486
Palomino Funding Trust I, 7.23%, 5/17/28(1)	280,000	292,656
Puget Energy, Inc., VRN, 7.00%, 9/15/56(1)	492,000	488,406
Puget Energy, Inc., VRN, 7.25%, 9/15/56(1)	492,000	490,152
Sierra Pacific Power Co., VRN, 6.375%, 9/15/56	255,000	252,993
Southern Co., VRN, 6.00%, 4/1/58	590,000	593,161
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	378,000	373,256
Xcel Energy, Inc., VRN, 5.75%, 12/3/56	508,000	496,051
		9,813,062
Electrical Equipment — 0.0%
WESCO Distribution, Inc., 5.50%, 4/15/34(1)	143,000	141,191
Electronic Equipment, Instruments and Components — 0.1%
Flex Ltd., 5.375%, 11/13/35	445,000	437,491
Entertainment — 0.2%
Beignet Investor LLC, 6.58%, 5/30/49(1)	139,000	143,021
Discovery Global Holdings, Inc., 3.76%, 3/15/27	395,000	390,161
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)(2)	170,000	176,247
OAK-Eagle Acquireco, Inc., 8.75%, 7/1/34(1)(2)	113,000	118,373
		827,802
Financial Services — 1.7%
Antares Holdings LP, 6.35%, 10/23/29(1)	815,000	807,164
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	751,000	772,682
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(1)	525,000	515,530
Atlas Warehouse Lending Co. LP, 5.25%, 1/15/33(1)	515,000	499,044
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	288,000	283,203
Essent Group Ltd., 6.25%, 7/1/29	925,000	957,372
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	250,000	246,858
NMI Holdings, Inc., 6.00%, 8/15/29	925,000	946,756
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	758,000	753,850
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	178,000	170,461
Rocket Cos., Inc., 6.125%, 8/1/30(1)	310,000	313,052
Rocket Cos., Inc., 6.375%, 8/1/33(1)	345,000	349,138
		6,615,110
Food Products — 0.2%
Flowers Foods, Inc., 5.75%, 3/15/35	185,000	176,847
Mars, Inc., 5.65%, 5/1/45(1)	315,000	311,247
Mars, Inc., 5.70%, 5/1/55(1)	180,000	175,636
		663,730
Gas Utilities — 0.2%
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(1)	200,000	191,647
Snam SpA, 6.50%, 5/28/55(1)	417,000	429,895
		621,542

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
Ground Transportation — 0.4%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	$600,000	$618,622
Fedex Freight Holding Co., Inc., 5.25%, 3/15/36(1)	572,000	553,619
United Rentals North America, Inc., 6.00%, 12/15/29(1)	325,000	330,641
		1,502,882
Health Care Equipment and Supplies — 0.8%
Abbott Laboratories, 4.65%, 3/15/36	550,000	538,034
Abbott Laboratories, 5.50%, 3/15/56	420,000	412,119
Baxter International, Inc., 4.90%, 12/15/30	340,000	335,723
Baxter International, Inc., 5.65%, 12/15/35	207,000	202,263
Hologic, Inc., 3.25%, 2/15/29(1)	351,000	350,610
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,110,000	1,132,458
		2,971,207
Health Care Providers and Services — 1.5%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	785,000	764,912
Centene Corp., 4.625%, 12/15/29	410,000	389,474
CVS Health Corp., 5.45%, 9/15/35	194,000	194,824
CVS Health Corp., 6.00%, 6/1/44	415,000	408,866
CVS Health Corp., VRN, 7.00%, 3/10/55	332,000	342,381
Duke University Health System, Inc., 3.92%, 6/1/47	118,000	93,100
HCA, Inc., 4.90%, 11/15/35	614,000	593,861
HCA, Inc., 6.20%, 3/1/55	132,000	130,878
Humana, Inc., VRN, 6.625%, 9/15/56	406,000	390,306
Icon Investments Six DAC, 5.81%, 5/8/27	225,000	226,202
IQVIA, Inc., 5.00%, 5/15/27(1)	650,000	647,923
IQVIA, Inc., 6.25%, 2/1/29	361,000	375,408
Kaiser Foundation Hospitals, 3.00%, 6/1/51	235,000	150,908
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	178,000	175,049
UnitedHealth Group, Inc., 5.30%, 6/15/35	161,000	164,321
UnitedHealth Group, Inc., 5.50%, 7/15/44	429,000	414,280
UnitedHealth Group, Inc., 5.05%, 4/15/53	545,000	479,901
		5,942,594
Hotels, Restaurants and Leisure — 1.1%
Airbnb, Inc., 4.65%, 3/16/31	240,000	239,560
Airbnb, Inc., 5.25%, 3/16/36	275,000	275,386
Brightstar Lottery PLC, 5.25%, 1/15/29(1)	875,000	868,463
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	733,000	705,388
Carnival Corp., 4.00%, 8/1/28(1)	563,000	549,988
Carnival Corp., 5.125%, 5/1/29(1)	411,000	408,208
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	555,000	566,030
Marriott International, Inc., 5.10%, 5/1/38	255,000	242,533
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	290,000	292,969
		4,148,525
Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	234,000	226,094
K Hovnanian Enterprises, Inc., 8.375%, 10/1/33(1)	35,000	34,652
KB Home, 4.80%, 11/15/29	193,000	188,065
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(1)	202,000	202,417
		651,228
Independent Power and Renewable Electricity Producers — 0.1%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	396,203	397,293

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
Industrial Conglomerates — 0.1%
Eaton Corp., 4.20%, 3/6/31	$260,000	$256,333
Eaton Corp., 4.80%, 3/6/36	230,000	227,166
		483,499
Insurance — 1.9%
Allianz SE, VRN, 6.35%, 9/6/53(1)	600,000	624,950
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	265,000	275,146
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	420,000	408,060
Athene Global Funding, 5.53%, 7/11/31(1)	255,000	255,260
CNA Financial Corp., 5.20%, 8/15/35	539,000	527,759
CNO Financial Group, Inc., 5.25%, 5/30/29	565,000	566,370
F&G Annuities & Life, Inc., 6.50%, 6/4/29	135,000	135,644
Global Atlantic Fin Co., 7.95%, 6/15/33(1)	940,000	1,009,075
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	882,000	861,805
Lincoln National Corp., 7.00%, 6/15/40	225,000	244,164
Loews Corp., 4.94%, 4/1/36	360,000	352,540
MetLife, Inc., 6.40%, 12/15/66	970,000	990,756
MetLife, Inc., 10.75%, 8/1/69	380,000	492,681
RLI Corp., 5.375%, 6/1/36	505,000	486,410
		7,230,620
Interactive Media and Services — 1.0%
Alphabet, Inc., 4.40%, 2/15/33	690,000	681,606
Alphabet, Inc., 4.80%, 2/15/36	480,000	478,130
Alphabet, Inc., 5.65%, 2/15/56	435,000	433,912
Meta Platforms, Inc., 4.60%, 11/15/32	635,000	628,985
Meta Platforms, Inc., 4.875%, 11/15/35	415,000	407,297
Meta Platforms, Inc., 5.50%, 11/15/45	215,000	203,596
Meta Platforms, Inc., 5.625%, 11/15/55	605,000	567,526
Meta Platforms, Inc., 5.75%, 11/15/65	315,000	292,803
		3,693,855
IT Services — 0.3%
CoreWeave, Inc., 9.25%, 6/1/30(1)	467,000	454,211
International Business Machines Corp., 5.80%, 2/3/56	275,000	263,107
Kyndryl Holdings, Inc., 3.15%, 10/15/31	460,000	383,692
		1,101,010
Machinery — 0.6%
Allison Transmission, Inc., 5.875%, 12/1/33(1)	810,000	805,476
Chart Industries, Inc., 7.50%, 1/1/30(1)	850,000	884,134
Weir Group, Inc., 5.35%, 5/6/30(1)	428,000	433,953
		2,123,563
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	420,000	416,806
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	835,000	792,836
Cox Communications, Inc., 5.70%, 6/15/33(1)	260,000	257,907
Discovery Communications LLC, 3.95%, 3/20/28	597,000	565,622
Discovery Communications LLC, 4.125%, 5/15/29	890,000	860,119
Discovery Communications LLC, 5.00%, 9/20/37	500,000	362,133
Lamar Media Corp., 3.75%, 2/15/28	555,000	540,135
Nexstar Media, Inc., 4.75%, 11/1/28(1)	1,055,000	1,038,136
Nexstar Media, Inc., 6.50%, 9/15/33(1)	466,000	469,832
Nexstar Media, Inc., 7.25%, 4/15/34(1)(2)	552,000	554,228
Omnicom Group, Inc., 5.00%, 6/2/33	345,000	337,091

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
Paramount Global, VRN, 6.25%, 2/28/57	$394,000	$265,950
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	1,085,000	1,047,954
Univision Communications, Inc., 7.375%, 6/30/30(1)	400,000	392,238
		7,900,987
Metals and Mining — 0.4%
Commercial Metals Co., 5.75%, 11/15/33(1)	560,000	554,636
Glencore Funding LLC, 4.90%, 7/1/31(1)(2)	235,000	234,981
Glencore Funding LLC, 5.51%, 4/1/36(1)(2)	485,000	486,272
Glencore Funding LLC, 5.89%, 4/4/54(1)	55,000	53,787
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	221,000	220,639
		1,550,315
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	525,000	509,162
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	1,415,000	1,463,677
		1,972,839
Multi-Utilities — 0.3%
Sempra, 3.25%, 6/15/27	332,000	327,418
Sempra, VRN, 4.125%, 4/1/52	1,022,000	995,014
		1,322,432
Oil, Gas and Consumable Fuels — 2.6%
Antero Resources Corp., 5.40%, 2/1/36	414,000	407,400
Azule Energy Finance PLC, 8.25%, 1/22/31(1)	218,000	220,398
Cenovus Energy, Inc., 5.40%, 3/20/36	232,000	230,928
Cheniere Energy, Inc., 5.20%, 7/30/36(1)	199,000	197,045
Cheniere Energy, Inc., 6.00%, 7/30/56(1)	273,000	272,221
Columbia Pipelines Holding Co. LLC, 5.00%, 11/17/32(1)	402,000	399,510
Ecopetrol SA, 7.75%, 2/1/32	640,000	646,844
Enbridge, Inc., VRN, 6.00%, 1/15/77	965,000	965,894
Energy Transfer LP, 6.125%, 12/15/45	325,000	317,875
Energy Transfer LP, 5.95%, 5/15/54	400,000	375,413
Expand Energy Corp., 5.375%, 3/15/30	837,000	844,340
Matador Resources Co., 6.50%, 4/15/32(1)	275,000	278,195
Northern Natural Gas Co., 5.625%, 2/1/54(1)	95,000	90,659
Occidental Petroleum Corp., 6.20%, 3/15/40	205,000	209,522
Occidental Petroleum Corp., 4.10%, 2/15/47	220,000	158,097
Occidental Petroleum Corp., 4.20%, 3/15/48	200,000	150,475
Ovintiv, Inc., 7.10%, 7/15/53	335,000	363,647
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	242,000	242,419
Petroleos Mexicanos, 5.95%, 1/28/31	1,702,000	1,628,555
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36	258,000	258,944
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	299,000	291,226
Shell Finance U.S., Inc., 4.375%, 5/11/45	145,000	123,396
Sunoco LP, 7.00%, 5/1/29(1)	289,000	296,979
Sunoco LP, 5.875%, 3/15/34(1)	177,000	175,170
Valero Energy Corp., 5.15%, 3/10/36	402,000	396,433
Venture Global Plaquemines LNG LLC, 6.50%, 6/15/34(1)	961	1,001
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	477,000	505,526
		10,048,112
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	394,000	378,176
Passenger Airlines — 0.7%
American Airlines, Inc., 7.25%, 2/15/28(1)	415,000	417,682

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$24	$25
Avianca Midco 2 PLC, 9.625%, 2/14/30(1)	400,000	374,456
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	575,000	544,191
Latam Airlines Group SA, 7.875%, 4/15/30(1)	300,000	303,375
United Airlines Holdings, Inc., 5.375%, 3/1/31	680,000	666,785
United Airlines, Inc., 4.625%, 4/15/29(1)	315,000	309,260
		2,615,774
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)	565,000	547,282
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., 5.55%, 2/22/54	385,000	370,975
Merck & Co., Inc., 5.70%, 9/15/55	267,000	265,343
Novartis Capital Corp., 4.60%, 3/18/33	310,000	308,774
Novartis Capital Corp., 5.70%, 3/18/56	155,000	156,217
		1,101,309
Professional Services — 0.2%
Concentrix Corp., 6.60%, 8/2/28	940,000	934,535
Real Estate Management and Development — 0.3%
Arbor Realty SR, Inc., 8.50%, 12/15/28(1)	435,000	427,682
CBRE Services, Inc., 4.90%, 1/15/33	675,000	665,928
		1,093,610
Semiconductors and Semiconductor Equipment — 0.8%
Foundry JV Holdco LLC, 6.25%, 1/25/35(1)	475,000	498,002
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	300,000	309,372
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)	597,000	622,648
Intel Corp., 5.15%, 2/21/34	305,000	304,276
Intel Corp., 4.90%, 8/5/52	165,000	134,902
Micron Technology, Inc., 5.30%, 1/15/31	1,035,000	1,083,705
		2,952,905
Software — 1.4%
AppLovin Corp., 5.125%, 12/1/29	94,000	94,567
AppLovin Corp., 5.375%, 12/1/31	437,000	441,446
AppLovin Corp., 5.50%, 12/1/34	360,000	357,163
Oracle Corp., 4.80%, 9/26/32	870,000	828,801
Oracle Corp., 5.35%, 5/4/33	475,000	462,572
Oracle Corp., 5.20%, 9/26/35	487,000	457,049
Oracle Corp., 5.70%, 2/4/36	222,000	213,547
Oracle Corp., 5.375%, 7/15/40	15,000	13,144
Salesforce, Inc., 4.90%, 9/15/31	595,000	594,298
Salesforce, Inc., 5.20%, 3/15/33	440,000	439,375
Salesforce, Inc., 6.55%, 3/15/56	320,000	321,325
Synopsys, Inc., 5.00%, 4/1/32	770,000	776,940
Workday, Inc., 3.80%, 4/1/32	431,000	400,258
		5,400,485
Specialized REITs — 0.0%
EPR Properties, 4.95%, 4/15/28	90,000	89,897
Specialty Retail — 0.5%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	38,000	38,521
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)	680,000	689,292
Lowe's Cos., Inc., 4.50%, 10/15/32	395,000	388,342
Lowe's Cos., Inc., 4.85%, 10/15/35	645,000	628,359

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
O'Reilly Automotive, Inc., 5.10%, 3/12/36	$210,000	$207,331
		1,951,845
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC/EMC Corp., 5.30%, 4/1/32	186,000	188,958
Textiles, Apparel and Luxury Goods — 0.2%
Gildan Activewear, Inc., 4.70%, 10/7/30(1)	275,000	272,195
Gildan Activewear, Inc., 5.40%, 10/7/35(1)	450,000	439,165
		711,360
Trading Companies and Distributors — 0.1%
Herc Holdings, Inc., 7.25%, 6/15/33(1)	348,000	356,906
TOTAL CORPORATE BONDS (Cost $144,400,982)		142,997,464
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 24.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Security — 0.0%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	11,977	12,157
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 24.7%
FHLMC, 6.00%, 9/1/35	100,970	104,717
FHLMC, 6.00%, 2/1/38	51,669	54,289
FHLMC, 3.50%, 2/1/49	1,789,297	1,657,697
FHLMC, 3.50%, 5/1/50	292,978	271,166
FHLMC, 2.50%, 10/1/50	1,432,770	1,210,312
FHLMC, 2.50%, 5/1/51	1,978,184	1,688,142
FHLMC, 3.50%, 5/1/51	525,273	486,484
FHLMC, 3.00%, 7/1/51	1,289,277	1,143,691
FHLMC, 2.00%, 8/1/51	1,676,874	1,364,067
FHLMC, 3.00%, 12/1/51	413,254	364,659
FHLMC, 2.50%, 2/1/52	1,951,828	1,665,734
FHLMC, 3.00%, 2/1/52	1,835,441	1,635,865
FHLMC, 3.50%, 5/1/52	959,132	888,743
FHLMC, 4.00%, 5/1/52	890,352	848,953
FHLMC, 4.00%, 5/1/52	523,256	494,999
FHLMC, 4.00%, 6/1/52	2,283,208	2,172,745
FHLMC, 5.00%, 6/1/52	995,254	988,721
FHLMC, 5.00%, 7/1/52	584,481	584,209
FHLMC, 4.50%, 10/1/52	2,405,701	2,328,658
FHLMC, 4.50%, 10/1/52	743,578	721,124
FHLMC, 5.50%, 12/1/52	530,337	537,786
FHLMC, 5.00%, 6/1/53	3,112,755	3,087,689
FHLMC, 5.00%, 6/1/53	1,783,151	1,767,212
FHLMC, 5.00%, 1/1/54	1,248,076	1,234,568
FHLMC, 5.00%, 12/1/54	1,256,419	1,240,963
FHLMC, 5.50%, 11/1/55	2,240,808	2,253,623
FHLMC, 5.50%, 1/1/56	2,200,484	2,217,105
FNMA, 6.00%, 12/1/33	50,429	51,432
FNMA, 6.00%, 9/1/37	80,036	84,004
FNMA, 6.00%, 11/1/37	76,554	80,358
FNMA, 6.50%, 5/1/39	34,652	36,303
FNMA, 4.00%, 8/1/41	362,224	350,042
FNMA, 3.50%, 5/1/42	127,303	120,481
FNMA, 3.50%, 5/1/45	192,393	180,763
FNMA, 4.00%, 11/1/45	220,156	211,812
FNMA, 4.00%, 11/1/45	94,067	90,415

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
FNMA, 4.00%, 2/1/46	$358,775	$344,844
FNMA, 4.00%, 4/1/46	278,068	267,242
FNMA, 3.50%, 2/1/47	530,050	491,444
FNMA, 2.50%, 6/1/50	544,006	463,259
FNMA, 2.50%, 12/1/51	1,361,903	1,165,514
FNMA, 2.50%, 2/1/52	717,422	613,956
FNMA, 3.00%, 2/1/52	1,973,168	1,755,197
FNMA, 3.00%, 2/1/52	1,286,014	1,143,943
FNMA, 2.00%, 3/1/52	2,908,701	2,384,122
FNMA, 3.00%, 3/1/52	1,121,981	999,192
FNMA, 3.00%, 4/1/52	1,621,819	1,442,165
FNMA, 3.50%, 4/1/52	594,488	546,643
FNMA, 4.00%, 4/1/52	1,474,373	1,399,255
FNMA, 4.00%, 4/1/52	508,607	484,958
FNMA, 4.00%, 4/1/52	463,086	439,958
FNMA, 3.00%, 5/1/52	1,167,298	1,045,291
FNMA, 3.50%, 5/1/52	1,195,900	1,100,244
FNMA, 4.00%, 5/1/52	1,452,482	1,372,079
FNMA, 3.50%, 6/1/52	1,356,197	1,255,999
FNMA, 2.50%, 7/1/52	862,191	730,437
FNMA, 4.50%, 7/1/52	423,713	410,874
FNMA, 4.50%, 9/1/52	727,022	709,297
FNMA, 5.00%, 9/1/52	926,740	925,033
FNMA, 5.50%, 10/1/52	1,318,652	1,331,127
FNMA, 5.50%, 1/1/53	2,677,410	2,705,470
FNMA, 5.50%, 3/1/53	604,863	614,283
FNMA, 4.50%, 8/1/53	531,665	515,989
FNMA, 5.50%, 3/1/54	3,148,914	3,173,418
FNMA, 4.50%, 4/1/54	3,937,274	3,812,862
FNMA, 4.50%, 2/1/55	744,079	721,303
GNMA, 5.00%, TBA	1,938,000	1,919,660
GNMA, 7.50%, 8/15/26	5	5
GNMA, 6.50%, 5/15/28	258	266
GNMA, 7.00%, 5/15/31	428	443
GNMA, 5.50%, 12/15/32	18,914	19,296
GNMA, 4.50%, 8/15/33	26,928	26,767
GNMA, 6.00%, 9/20/38	29,847	31,643
GNMA, 6.00%, 1/20/39	6,671	7,014
GNMA, 4.50%, 4/15/39	42,610	42,051
GNMA, 4.50%, 6/15/39	102,229	101,828
GNMA, 4.50%, 1/15/40	79,114	78,730
GNMA, 4.50%, 4/15/40	65,810	64,932
GNMA, 4.50%, 12/15/40	124,444	123,393
GNMA, 3.50%, 6/20/42	344,950	327,141
GNMA, 3.00%, 5/20/50	463,011	414,976
GNMA, 3.00%, 7/20/50	886,594	794,181
GNMA, 3.50%, 6/20/51	903,081	842,778
GNMA, 3.00%, 7/20/51	1,942,604	1,737,613
GNMA, 4.00%, 9/20/52	3,265,241	3,091,386
GNMA, 4.50%, 9/20/52	3,100,826	3,021,294
GNMA, 4.50%, 10/20/52	3,058,634	2,981,599
GNMA, 4.00%, 4/20/54	4,385,553	4,122,042

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
GNMA, 5.00%, 12/20/54	$1,735,829	$1,727,666
UMBS, 5.00%, TBA	5,174,000	5,103,432
		95,165,065
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $96,480,476)		95,177,222
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7%
Private Sponsor Collateralized Mortgage Obligations — 11.3%
Angel Oak Mortgage Trust, Series 2024-3, Class A1, 4.80%, 11/26/68(1)	373,318	371,378
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(1)	1,990,208	1,965,202
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A2, 6.10%, 12/1/63(1)	236,788	237,578
BRAVO Residential Funding Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/45(1)	990,745	955,326
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	467,084	467,719
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	84,703	84,563
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, SEQ, VRN, 6.00%, 6/25/56(1)	1,783,718	1,794,031
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,484	1,459
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, 5.82%, 6/25/67(1)	615,561	613,975
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	784,241	785,389
Citigroup Mortgage Loan Trust, Inc., Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	574,564	577,034
Citigroup Mortgage Loan Trust, Inc., Series 2024-CMI1, Class A5, VRN, 5.50%, 6/25/54(1)	211,463	211,231
COLT Mortgage Loan Trust, Series 2024-4, Class A2, 6.20%, 7/25/69(1)	825,745	833,033
COLT Mortgage Loan Trust, Series 2025-3, Class A2, 5.56%, 3/25/70(1)	982,586	983,573
COLT Mortgage Loan Trust, Series 2025-8, Class A3, 5.89%, 8/25/70(1)	754,201	757,419
Eagle RE Ltd., Series 2023-1, Class M1A, VRN, 5.66%, (30-day average SOFR plus 2.00%), 9/26/33(1)	59,160	59,206
Ellington Financial Mortgage Trust, Series 2024-CES1, Class A2, 5.80%, 1/26/60(1)	906,000	912,450
GS Mortgage-Backed Securities Trust, Series 2025-PJ3, Class A4, VRN, 6.00%, 7/25/55(1)	510,865	513,459
HOMES Trust, Series 2025-AFC3, Class A1, VRN, 4.93%, 8/25/60(1)	919,997	917,478
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32	7,312	7,191
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	564,948	565,924
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	297,119	297,163
JP Morgan Mortgage Trust, Series 2024-12, Class A3, VRN, 5.50%, 6/25/55(1)	886,445	882,712
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(1)	1,276,155	1,288,947
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	242,665	242,600
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	53,845	53,741
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	577,813	580,310
JP Morgan Mortgage Trust, Series 2025-11, Class A4, SEQ, VRN, 5.50%, 5/25/56(1)	1,453,872	1,456,409
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A1D, 5.50%, 11/25/55(1)	726,006	725,471
JP Morgan Mortgage Trust, Series 2025-7MPR, Class A3, 5.85%, 2/25/56(1)	534,352	533,073
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4, SEQ, VRN, 6.00%, 9/25/55(1)	1,395,593	1,403,142
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, VRN, 4.89%, 4/25/66(1)	1,969,191	1,959,352
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A2, 5.81%, 7/25/66(1)	1,325,000	1,324,985
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	963,593	966,257
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(1)	1,188,520	1,192,158
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.73%, 1/26/71(1)	1,085,185	1,075,557
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(1)	860,623	854,350
PMT Loan Trust, Series 2025-J3, Class A8, VRN, 5.50%, 11/27/56(1)	885,596	887,031
PMT Loan Trust, Series 2025-J5, Class A5, VRN, 5.50%, 1/25/57(1)	1,490,471	1,493,103
PRKCM Trust, Series 2024-HOME1, Class A1, 6.43%, 5/25/59(1)	578,557	584,183
PRKCM Trust, Series 2026-AFC1, Class A1, VRN, 4.68%, 2/25/61(1)	1,492,645	1,478,069
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	1,104,566	1,106,057
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(1)	840,317	841,288
Provident Funding Mortgage Trust, Series 2025-4, Class A4, VRN, 5.50%, 9/25/55(1)	950,828	952,514
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(1)	605,088	608,224

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 1/25/66(1)	$1,128,873	$1,117,358
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	141,157	141,092
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	295,027	295,515
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 5.98%, 3/25/54(1)	753,859	756,687
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(1)	528,783	529,115
Sequoia Mortgage Trust, Series 2025-11, Class A5, VRN, 5.00%, 11/25/55(1)	1,655,558	1,643,169
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)	66,401	59,828
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	436,646	440,492
Verus Securitization Trust, Series 2026-2, Class A3, 5.05%, 2/25/71(1)	2,309,302	2,285,244
		43,669,814
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 3397, Class GF, VRN, 4.29%, (30-day average SOFR plus 0.61%), 12/15/37	48,596	48,433
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	8,127,973	1,022,870
FNMA, Series 2023-R05, Class 1M1, VRN, 5.56%, (30-day average SOFR plus 1.90%), 6/25/43(1)	188,181	189,051
GNMA, Series 2007-5, Class FA, VRN, 3.93%, (1-month SOFR plus 0.25%), 2/20/37	70,636	70,614
		1,330,968
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,882,200)		45,000,782
ASSET-BACKED SECURITIES — 9.8%
Barclays Mortgage Loan Trust, Series 2026-CES1, Class A1A, 4.85%, 1/25/56(1)	1,826,282	1,809,816
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(1)	220,951	223,028
Capital Automotive REIT, Series 2024-2A, Class A2, SEQ, 5.25%, 5/15/54(1)	808,156	808,695
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)	132,931	132,302
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2, SEQ, 4.76%, 3/22/49(1)	1,500,000	1,471,765
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	750,000	729,933
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)	2,462,092	2,354,385
FinBe USA Trust, Series 2025-1A, Class A, SEQ, 5.70%, 12/15/28(1)	810,371	810,521
FIP Master Funding LLC, Series 2026-1A, Class A1, SEQ, 4.90%, 3/15/56(1)	1,395,000	1,394,898
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)	1,775,000	1,766,859
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	550,033	441,326
JP Morgan Mortgage Trust, Series 2025-CES7, Class A1A, 5.06%, 4/25/56(1)	736,913	734,017
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(1)	2,110,562	2,095,255
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	1,394,653	1,403,499
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)	738,152	743,270
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(1)	520,166	497,718
MP LLC, Series 2025-1A, Class A, SEQ, 5.55%, 11/15/65(1)	1,409,995	1,400,991
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	1,700,000	1,095,447
Purchasing Power Funding LLC, Series 2026-A, Class A, SEQ, 4.37%, 8/15/30(1)	1,418,000	1,410,727
RCKT Mortgage Trust, Series 2026-CES2, Class A1A, 4.76%, 2/25/56(1)	1,752,911	1,734,973
RKTL Trust, Series 2026-1A, Class A, SEQ, 4.07%, 2/26/35(1)	1,192,093	1,191,022
RNL PH Owner LLC, Series 2026-1A, Class A, SEQ, 4.91%, 3/20/56(1)	901,173	888,342
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A1A, 5.04%, 9/25/55(1)	1,863,189	1,856,095
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/25/56(1)	1,548,331	1,537,675
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1B, SEQ, 4.98%, 1/25/56(1)	480,720	476,864
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	1,214,000	1,236,681
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.00%, 3/27/56(1)	1,403,397	1,353,253
SVC ABS LLC, Series 2026-1A, Class A, SEQ, 5.16%, 3/20/56(1)	921,218	921,201
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	575,000	564,584
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.85%, 1/25/64(1)	617,604	619,087
Trackside Rail LLC, Series 2026-1A, Class A, SEQ, 4.89%, 3/20/56(1)	1,466,000	1,450,860

Schedule of Investments - Core Plus Fund

		Principal Amount/Shares	Value
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)		$1,000,000	$1,026,707
Vertical Bridge CC LLC, Series 2025-1A, Class A, SEQ, 5.16%, 8/16/55(1)		1,508,826	1,503,799
TOTAL ASSET-BACKED SECURITIES (Cost $38,105,269)			37,685,595
CONVERTIBLE PREFERRED SECURITIES — 6.0%
Banks — 5.6%
Banco Bilbao Vizcaya Argentaria SA, 6.125%		400,000	399,360
Banco Bilbao Vizcaya Argentaria SA, 9.375%		200,000	216,228
Banco Mercantil del Norte SA, 5.875%(1)		431,000	426,015
Banco Mercantil del Norte SA, 7.50%(1)		200,000	200,113
Banco Santander SA, 4.75%		1,800,000	1,781,362
Banco Santander SA, 9.625%		400,000	431,076
Barclays PLC, 8.00%		1,218,000	1,260,982
BNP Paribas SA, 8.50%(1)		2,010,000	2,095,620
Commerzbank AG, 7.50%		600,000	608,657
Credit Agricole SA, VRN, 4.75%(1)		556,000	529,707
HSBC Holdings PLC, 6.50%		1,200,000	1,199,674
HSBC Holdings PLC, 6.875%		789,000	794,837
HSBC Holdings PLC, VRN, 6.75%		520,000	514,592
ING Groep NV, 4.875%		2,145,000	2,023,203
ING Groep NV, 7.50%		1,050,000	1,074,280
Lloyds Banking Group PLC, 8.00%		960,000	1,008,528
Macquarie Bank Ltd., 6.125%(1)		651,000	655,492
Skandinaviska Enskilda Banken AB, 6.875%		1,000,000	1,006,301
Societe Generale SA, 6.75%(1)		205,000	204,342
Societe Generale SA, 9.375%(1)		1,560,000	1,631,961
Societe Generale SA, 10.00%(1)		380,000	410,649
Standard Chartered PLC, 7.75%(1)		280,000	286,568
Svenska Handelsbanken AB, 4.375%		1,000,000	983,599
Swedbank AB, 7.625%		1,600,000	1,646,075
			21,389,221
Capital Markets — 0.4%
UBS Group AG, 9.25%(1)		1,550,000	1,653,005
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $23,161,763)			23,042,226
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.2%
Colombia — 0.6%
Colombia Government International Bonds, 6.125%, 1/21/31		$2,000,000	1,970,000
Colombia Government International Bonds, 7.75%, 11/7/36		200,000	204,790
			2,174,790
Mexico — 0.4%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)		1,558,000	1,568,127
New Zealand — 1.3%
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	4,100,000	2,334,768
New Zealand Government Bonds, 4.25%, 5/15/36	NZD	5,100,000	2,822,872
			5,157,640
Romania — 0.4%
Romania Government International Bonds, 5.75%, 7/4/36(1)		$1,700,000	1,580,758
Saudi Arabia — 0.5%
Saudi Government International Bonds, 4.875%, 1/12/36(1)		2,100,000	2,049,320
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $12,807,831)			12,530,635

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
PREFERRED SECURITIES — 2.3%
Banks — 0.6%
Citigroup, Inc., 7.625%	1,746,000	$1,806,602
JPMorgan Chase & Co., 3.65%	352,000	350,588
		2,157,190
Capital Markets — 0.4%
Charles Schwab Corp., 4.00%	1,638,000	1,627,921
Multi-Utilities — 0.1%
Dominion Energy, Inc., 4.35%	570,000	561,464
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer LP, 6.50%	620,000	619,271
Energy Transfer LP, 6.625%	1,010,000	1,010,902
		1,630,173
Trading Companies and Distributors — 0.8%
Air Lease Corp., 4.65%	800,000	798,545
Aircastle Ltd., 5.25%(1)	2,233,000	2,229,909
		3,028,454
TOTAL PREFERRED SECURITIES (Cost $8,961,560)		9,005,202
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	$304,000	251,489
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	388,000	325,087
Bank, Series 2021-BN36, Class D, VRN, 2.50%, 9/15/64(1)	387,896	290,908
BBCMS Mortgage Trust, Series 2019-C5, Class D, 2.50%, 11/15/52(1)	415,246	331,155
BBCMS Mortgage Trust, Series 2024-5C27, Class AS, SEQ, VRN, 6.41%, 7/15/57	1,337,000	1,389,469
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.09%, 7/15/51(1)	529,000	421,600
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	752,000	573,005
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	318,000	211,851
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.29%, (1-month SOFR plus 1.61%), 11/15/38(1)	469,000	464,752
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	625,000	516,749
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(1)	860,000	868,476
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	289,000	239,427
Morgan Stanley Capital I Trust, Series 2020-L4, Class D, 2.50%, 2/15/53(1)	628,000	480,958
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.20%, 7/15/39(1)	1,355,000	1,372,751
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	970,000	977,155
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	240,000	219,084
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,424,499)		8,933,916
MUNICIPAL SECURITIES — 1.3%
California State University Rev., 2.98%, 11/1/51	400,000	262,240
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 3.61%, 8/15/40 (AG)	105,000	85,134
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	387,000	314,300
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	595,000	526,922
Houston GO, 3.96%, 3/1/47	255,000	215,592
Los Angeles Community College District GO, 6.75%, 8/1/49	130,000	144,909
Metropolitan St. Louis Sewer District Rev., Series C, 3.26%, 5/1/45	250,000	194,013
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	580,000	440,343
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	51,399
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	46,189
New York GO, Series B-1, 5.83%, 10/1/53	750,000	761,984
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	455,000	334,643
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	150,000	139,682

Schedule of Investments - Core Plus Fund

	Principal Amount/Shares	Value
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	$225,000	$143,087
State of California GO, 7.60%, 11/1/40	25,000	30,018
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AG)	65,000	66,558
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AG)	100,000	100,960
Sumter Landing Community Development District Rev., 5.82%, 10/1/54 (AG)	185,000	187,423
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	460,000	466,327
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55	70,000	73,933
University of California College of the Law San Francisco Rev., 5.99%, 8/1/50 (BAM)	80,000	80,374
University of California College of the Law San Francisco Rev., 6.09%, 8/1/55 (BAM)	90,000	90,779
University of California Rev., 3.07%, 5/15/51	220,000	147,158
TOTAL MUNICIPAL SECURITIES (Cost $5,786,436)		4,903,967
U.S. TREASURY SECURITIES — 1.2%
U.S. Treasury Notes, 4.125%, 8/31/30(3)	2,100,000	2,116,488
U.S. Treasury Notes, 4.25%, 2/28/31(3)	2,600,000	2,634,074
TOTAL U.S. TREASURY SECURITIES (Cost $4,753,870)		4,750,562
COLLATERALIZED LOAN OBLIGATIONS — 0.6%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.14%, (1-month SOFR plus 1.46%), 11/15/36(1)	449,524	449,534
Birch Grove CLO 4 Ltd., Series 2022-4A, Class BR, VRN, 5.47%, (3-month SOFR plus 1.80%), 7/15/37(1)	1,760,000	1,764,127
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,216,378)		2,213,661
SHORT-TERM INVESTMENTS — 0.9%
Commercial Paper(4) — 0.9%
Regatta Funding Co. LLC, 3.77%, 4/1/26(1)	3,300,000	3,299,660
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	197,519	197,519
TOTAL SHORT-TERM INVESTMENTS (Cost $3,497,519)		3,497,179
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $393,478,783)		389,738,411
OTHER ASSETS AND LIABILITIES — (1.0)%		(3,916,180)
TOTAL NET ASSETS — 100.0%		$385,822,231

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	962,019	NZD	1,649,065	Morgan Stanley & Co. LLC	6/17/26	$11,851
USD	962,184	NZD	1,648,868	Morgan Stanley & Co. LLC	6/17/26	12,129
USD	1,587,911	NZD	2,720,778	Morgan Stanley & Co. LLC	6/17/26	20,238
USD	1,820,022	NZD	3,086,227	UBS AG	6/17/26	41,782
						$86,000

Schedule of Investments - Core Plus Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	275	June 2026	$57,047,461	$96,346
U.S. Treasury 5-Year Notes	17	June 2026	1,839,055	(299)
U.S. Treasury 10-Year Notes	53	June 2026	5,885,484	(31,025)
U.S. Treasury Long Bonds	140	June 2026	15,942,500	(316,203)
U.S. Treasury Ultra Bonds	180	June 2026	20,981,250	(684,095)
			$101,695,750	$(935,276)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	73	June 2026	$8,286,641	$8,155
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30	$11,088,000	$621,822	$(19,431)	$602,391
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Morgan Stanley	BZDIOVRA	Pay	12.98%	1/2/31	BRL	15,000,000	$(91,077)
^Amount represents value and unrealized appreciation (depreciation).

Schedule of Investments - Core Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
NZD	–	New Zealand Dollar
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $169,253,971, which represented 43.9% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,925,625.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

Schedule of Investments - Core Plus Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$142,997,464	—
U.S. Government Agency Mortgage-Backed Securities	—	95,177,222	—
Collateralized Mortgage Obligations	—	45,000,782	—
Asset-Backed Securities	—	37,685,595	—
Convertible Preferred Securities	—	23,042,226	—
Sovereign Governments and Agencies	—	12,530,635	—
Preferred Securities	—	9,005,202	—
Commercial Mortgage-Backed Securities	—	8,933,916	—
Municipal Securities	—	4,903,967	—
U.S. Treasury Securities	—	4,750,562	—
Collateralized Loan Obligations	—	2,213,661	—
Short-Term Investments	$197,519	3,299,660	—
	$197,519	$389,540,892	—
Other Financial Instruments
Futures Contracts	$104,501	—	—
Swap Agreements	—	$602,391	—
Forward Foreign Currency Exchange Contracts	—	86,000	—
	$104,501	$688,391	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,031,622	—	—
Swap Agreements	—	$91,077	—
	$1,031,622	$91,077	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	—	$98,790	$98,790
Receivable for variation margin on swap agreements*	$100,150	—	—	100,150
Unrealized appreciation on forward foreign currency exchange contracts	—	$86,000	—	86,000
				$284,940
Liability Derivatives:
Swap agreements	—	—	$91,077	$91,077
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Core Plus Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$144,616	—	$144,616
Futures contract transactions	—	—	$(348,840)	(348,840)
Swap agreement transactions	$(230,144)	—	—	(230,144)
				$(434,368)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$92,297	—	$92,297
Futures contracts	—	—	$(865,958)	(865,958)
Swap agreements	$(19,431)	—	(91,077)	(110,508)
				$(884,169)

See Notes to Financial Statements.

Schedule of Investments - Diversified Bond Fund

MARCH 31, 2026

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 25.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	$730,601	$741,594
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	491,290	498,316
		1,239,910
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 25.6%
FHLMC, 6.00%, 9/1/35	690,334	715,952
FHLMC, 6.00%, 2/1/38	400,068	420,352
FHLMC, 3.50%, 2/1/49	19,695,344	18,246,783
FHLMC, 3.00%, 1/1/50	18,721,322	16,469,650
FHLMC, 3.50%, 5/1/50	4,146,058	3,837,387
FHLMC, 2.50%, 5/1/51	7,215,877	6,157,883
FHLMC, 3.00%, 7/1/51	10,314,219	9,149,529
FHLMC, 2.00%, 8/1/51	13,771,836	11,202,815
FHLMC, 2.50%, 8/1/51	21,336,533	18,086,840
FHLMC, 3.00%, 12/1/51	16,263,019	14,350,644
FHLMC, 3.00%, 2/1/52	14,731,995	13,130,115
FHLMC, 3.50%, 5/1/52	10,049,706	9,312,178
FHLMC, 4.00%, 5/1/52	16,068,628	15,200,871
FHLMC, 4.00%, 5/1/52	13,772,263	13,131,884
FHLMC, 3.00%, 6/1/52	7,442,596	6,619,889
FHLMC, 4.00%, 6/1/52	27,854,124	26,506,535
FHLMC, 5.00%, 7/1/52	7,271,851	7,268,467
FHLMC, 4.50%, 8/1/52	5,625,804	5,487,925
FHLMC, 4.50%, 10/1/52	19,555,203	18,928,948
FHLMC, 4.50%, 10/1/52	11,272,176	10,931,793
FHLMC, 5.50%, 11/1/52	7,268,302	7,347,433
FHLMC, 5.50%, 12/1/52	5,671,741	5,751,403
FHLMC, 5.50%, 11/1/55	23,863,465	23,999,947
FHLMC, 5.50%, 1/1/56	23,435,102	23,612,121
FNMA, 6.00%, 12/1/33	195,602	199,493
FNMA, 6.00%, 9/1/37	508,701	533,917
FNMA, 6.00%, 11/1/37	450,272	472,647
FNMA, 6.50%, 5/1/39	257,734	270,019
FNMA, 3.50%, 12/1/40	57,571	54,728
FNMA, 4.00%, 8/1/41	2,320,069	2,242,041
FNMA, 4.00%, 12/1/41	1,183,673	1,143,791
FNMA, 3.50%, 5/1/42	509,212	481,926
FNMA, 4.00%, 11/1/45	948,949	912,981
FNMA, 4.00%, 11/1/45	864,299	830,738
FNMA, 4.00%, 2/1/46	1,462,095	1,405,322
FNMA, 4.00%, 4/1/46	2,327,085	2,236,483
FNMA, 3.00%, 5/1/50	2,401,403	2,164,961
FNMA, 2.50%, 6/1/50	7,989,988	6,804,040
FNMA, 2.50%, 2/1/51	20,681,047	17,758,039
FNMA, 3.00%, 6/1/51	1,215,836	1,092,728
FNMA, 2.50%, 12/1/51	19,313,182	16,528,177
FNMA, 2.50%, 2/1/52	8,546,117	7,313,606
FNMA, 3.00%, 2/1/52	17,598,150	15,654,124
FNMA, 2.00%, 3/1/52	27,397,476	22,456,389
FNMA, 3.00%, 4/1/52	9,106,016	8,097,317

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
FNMA, 3.50%, 4/1/52	$5,554,508	$5,107,471
FNMA, 4.00%, 4/1/52	18,015,097	17,097,246
FNMA, 4.00%, 4/1/52	7,886,233	7,519,543
FNMA, 4.00%, 4/1/52	5,659,012	5,376,388
FNMA, 3.00%, 5/1/52	12,481,861	11,177,254
FNMA, 3.50%, 5/1/52	22,708,660	20,892,263
FNMA, 4.00%, 5/1/52	13,605,936	12,852,768
FNMA, 3.50%, 6/1/52	22,393,414	20,738,950
FNMA, 2.50%, 7/1/52	11,880,303	10,064,836
FNMA, 4.50%, 7/1/52	13,660,937	13,247,013
FNMA, 5.00%, 8/1/52	43,953,350	43,714,428
FNMA, 4.50%, 9/1/52	8,931,106	8,713,356
FNMA, 5.00%, 9/1/52	11,908,278	11,886,335
FNMA, 5.00%, 10/1/52	14,288,893	14,193,629
FNMA, 5.50%, 10/1/52	16,938,855	17,099,110
FNMA, 5.00%, 1/1/53	18,440,819	18,315,983
FNMA, 5.50%, 1/1/53	29,870,732	30,183,785
FNMA, 5.50%, 3/1/54	25,638,322	25,837,835
FNMA, 4.50%, 4/1/54	35,282,181	34,167,320
GNMA, 5.00%, TBA	12,504,000	12,385,671
GNMA, 7.50%, 8/15/26	40	40
GNMA, 6.50%, 5/15/28	2,000	2,060
GNMA, 7.00%, 5/15/31	3,320	3,439
GNMA, 6.00%, 7/15/33	178,377	182,422
GNMA, 4.50%, 8/15/33	309,643	307,789
GNMA, 6.00%, 9/20/38	150,473	159,527
GNMA, 6.00%, 1/20/39	53,874	56,642
GNMA, 6.00%, 2/20/39	55,721	58,583
GNMA, 4.50%, 4/15/39	291,327	287,502
GNMA, 4.50%, 6/15/39	423,474	421,812
GNMA, 5.00%, 9/15/39	14,420	14,729
GNMA, 5.00%, 10/15/39	209,326	213,810
GNMA, 4.50%, 1/15/40	415,950	413,933
GNMA, 4.00%, 12/15/40	212,734	203,218
GNMA, 4.50%, 12/15/40	850,728	843,544
GNMA, 4.50%, 6/15/41	163,705	161,650
GNMA, 3.50%, 6/20/42	4,131,267	3,917,983
GNMA, 3.00%, 5/20/50	7,165,704	6,422,296
GNMA, 3.00%, 7/20/50	14,003,879	12,544,207
GNMA, 3.50%, 2/20/51	1,753,738	1,638,275
GNMA, 3.50%, 6/20/51	7,250,336	6,766,197
GNMA, 3.00%, 7/20/51	11,287,187	10,096,120
GNMA, 4.00%, 9/20/52	34,000,019	32,189,714
GNMA, 4.50%, 9/20/52	30,525,957	29,743,013
GNMA, 4.50%, 10/20/52	31,937,740	31,133,349
GNMA, 4.00%, 4/20/54	51,214,862	48,137,576
GNMA, 5.00%, 12/20/54	26,353,040	26,229,104
UMBS, 5.00%, TBA	57,179,000	56,399,137
		1,003,639,666
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,018,736,467)		1,004,879,576

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
CORPORATE BONDS — 23.4%
Aerospace and Defense — 0.4%
Boeing Co., 5.71%, 5/1/40	$5,685,000	$5,696,606
Honeywell Aerospace, Inc., 4.60%, 3/16/33(1)	1,606,000	1,588,044
Honeywell Aerospace, Inc., 4.95%, 3/16/36(1)	4,495,000	4,461,687
Textron, Inc., 4.95%, 3/15/36	2,712,000	2,637,919
		14,384,256
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 6.25%, 5/6/29	8,313,000	8,624,514
GXO Logistics, Inc., 6.50%, 5/6/34	1,583,000	1,662,169
		10,286,683
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	5,185,000	5,465,027
Ford Motor Credit Co. LLC, 5.42%, 4/9/31	1,615,000	1,586,494
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	786,000	789,857
General Motors Financial Co., Inc., 5.60%, 6/18/31	3,310,000	3,388,735
General Motors Financial Co., Inc., 6.15%, 7/15/35	1,775,000	1,836,385
		13,066,498
Banks — 3.2%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)	3,200,000	2,857,555
Bank of America Corp., VRN, 5.51%, 1/24/36	4,130,000	4,213,156
Bank of America Corp., VRN, 4.33%, 3/15/50	3,840,000	3,115,499
Bank of Montreal, VRN, 7.70%, 5/26/84	8,591,000	8,828,584
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	13,107,000	13,732,729
BPCE SA, VRN, 3.65%, 1/14/37(1)	5,385,000	4,826,480
Citigroup, Inc., VRN, 5.17%, 9/11/36	3,550,000	3,520,387
Citigroup, Inc., VRN, 5.61%, 3/4/56	2,260,000	2,172,074
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	5,455,000	5,848,438
Huntington Bancshares, Inc., VRN, 4.62%, 1/28/32	9,345,000	9,211,465
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	2,115,000	1,979,325
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31	6,595,000	6,715,979
JPMorgan Chase & Co., VRN, 4.35%, 1/22/32	3,500,000	3,451,346
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	7,883,000	8,213,456
JPMorgan Chase & Co., VRN, 4.26%, 2/22/48	5,920,000	4,843,985
KeyCorp, VRN, 6.40%, 3/6/35	1,550,000	1,644,117
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	2,050,000	2,044,043
NatWest Group PLC, VRN, 3.03%, 11/28/35	6,406,000	5,834,637
Pinnacle Bank/Nashville TN, VRN, 5.96%, 1/15/36	7,544,000	7,474,171
Sumitomo Mitsui Financial Group, Inc., VRN, 5.33%, 3/3/41	4,255,000	4,128,338
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	6,043,000	6,238,014
Webster Financial Corp., VRN, 5.78%, 9/11/35	4,865,000	4,942,383
Wells Fargo & Co., VRN, 5.61%, 4/23/36	5,590,000	5,722,423
Wells Fargo & Co., VRN, 5.43%, 1/23/47	2,745,000	2,602,991
Wells Fargo & Co., VRN, 5.01%, 4/4/51	3,810,000	3,359,589
		127,521,164
Beverages — 0.2%
Maple Parent Holdings Corp., 5.05%, 3/26/31(1)	2,655,000	2,644,859
Maple Parent Holdings Corp., 5.70%, 3/26/36(1)	6,443,000	6,404,458
		9,049,317
Biotechnology — 0.3%
Amgen, Inc., 5.65%, 3/2/53	4,545,000	4,405,006
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(1)	2,265,000	2,231,617

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(1)	$5,600,000	$5,745,359
		12,381,982
Broadline Retail — 0.2%
Amazon.com, Inc., 4.55%, 3/13/33	5,060,000	5,012,776
Amazon.com, Inc., 4.875%, 3/13/36	4,135,000	4,098,913
		9,111,689
Capital Markets — 2.3%
Blackstone Private Credit Fund, 5.95%, 7/16/29	5,968,000	5,882,492
Blue Owl Credit Income Corp., 7.75%, 9/16/27	6,120,000	6,208,438
Blue Owl Technology Finance Corp., 6.10%, 3/15/28	8,430,000	8,336,070
Citadel Finance LLC, 5.90%, 2/10/30(1)	1,546,000	1,554,246
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	4,302,000	4,180,200
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	6,780,000	7,093,871
Goldman Sachs Group, Inc., VRN, 5.07%, 1/21/37	3,030,000	2,963,476
Goldman Sachs Group, Inc., VRN, 5.54%, 1/21/47	2,285,000	2,179,215
Goldman Sachs Group, Inc., VRN, 5.73%, 1/28/56	3,025,000	2,955,446
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28(1)	6,945,000	6,842,285
Golub Capital BDC, Inc., 7.05%, 12/5/28	3,578,000	3,662,519
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	4,335,000	4,276,674
HPS Corporate Lending Fund, 5.45%, 1/14/28	1,960,000	1,946,182
HPS Corporate Lending Fund, 4.90%, 9/11/28(1)	3,395,000	3,309,521
HPS Corporate Lending Fund, 6.25%, 9/30/29	1,597,000	1,595,139
Jefferies Financial Group, Inc., 5.50%, 2/15/36	3,422,000	3,286,429
Morgan Stanley, VRN, 6.41%, 11/1/29	2,065,000	2,155,547
Morgan Stanley, VRN, 6.63%, 11/1/34	9,180,000	9,992,630
Morgan Stanley, VRN, 5.83%, 4/19/35	1,860,000	1,931,648
Morgan Stanley, VRN, 4.89%, 10/22/36	2,005,000	1,939,022
Morgan Stanley, VRN, 5.52%, 11/19/55	1,595,000	1,515,507
Northern Trust Corp., VRN, 3.375%, 5/8/32	8,246,000	8,133,504
		91,940,061
Construction Materials — 0.1%
Eagle Materials, Inc., 5.00%, 3/15/36	4,187,000	4,011,146
Consumer Finance — 0.8%
Ally Financial, Inc., 8.00%, 11/1/31	8,003,000	8,888,056
Avolon Holdings Funding Ltd., 4.85%, 4/1/33(1)	4,667,000	4,473,132
Capital One Financial Corp., VRN, 4.72%, 1/30/32	5,370,000	5,290,047
Capital One Financial Corp., VRN, 2.36%, 7/29/32	5,075,000	4,376,888
Capital One Financial Corp., VRN, 5.40%, 1/30/37	4,126,000	4,044,757
Takeoff Merger Sub, Inc., 4.85%, 3/24/31(1)	5,820,000	5,749,467
		32,822,347
Containers and Packaging — 0.1%
Amcor Flexibles North America, Inc., 5.125%, 3/12/36	4,577,000	4,451,926
Diversified Consumer Services — 0.2%
Duke University, 3.30%, 10/1/46	2,670,000	1,919,243
Leland Stanford Junior University, 4.68%, 3/1/35	240,000	239,594
Massachusetts Institute of Technology, 5.62%, 6/1/55	835,000	847,168
Novant Health, Inc., 3.17%, 11/1/51	1,500,000	985,003
Pepperdine University, 3.30%, 12/1/59	5,228,000	3,318,860
		7,309,868
Diversified REITs — 0.9%
Equinix Europe 2 Financing Corp. LLC, 4.70%, 3/15/33	5,030,000	4,894,116
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	2,135,000	2,078,472

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
Kilroy Realty LP, 3.05%, 2/15/30	$1,720,000	$1,568,729
Kilroy Realty LP, 2.50%, 11/15/32	2,315,000	1,886,170
Piedmont Operating Partnership LP, 6.875%, 7/15/29	8,138,000	8,528,762
Prologis Targeted U.S. Logistics Fund LP, 4.625%, 3/15/33(1)	8,360,000	8,133,335
Vornado Realty LP, 5.75%, 2/1/33	6,505,000	6,382,855
		33,472,439
Diversified Telecommunication Services — 0.0%
Verizon Communications, Inc., 5.875%, 11/30/55	1,396,000	1,358,843
Electric Utilities — 1.3%
Arizona Public Service Co., 5.70%, 8/15/34	2,797,000	2,900,314
Commonwealth Edison Co., 5.95%, 6/1/55	4,722,000	4,789,479
DTE Electric Co., 5.55%, 3/1/56	1,558,000	1,507,560
Duke Energy Florida LLC, 4.85%, 12/1/35	2,005,000	1,968,846
Duke Energy Florida LLC, 5.95%, 11/15/52	2,765,000	2,810,435
Duke Energy Progress LLC, 5.35%, 3/15/53	1,475,000	1,382,698
Electricite de France SA, 6.95%, 1/26/39(1)	7,703,000	8,592,076
Emera U.S. Finance LLC, 5.20%, 4/1/33	1,533,000	1,525,049
Entergy Louisiana LLC, 4.90%, 4/15/36	1,377,000	1,343,845
ITC Holdings Corp., 5.50%, 4/15/36(1)(2)	1,533,000	1,538,111
Kentucky Utilities Co., 5.85%, 8/15/55	3,086,000	3,070,748
Louisville Gas & Electric Co., 5.85%, 8/15/55	901,000	894,883
MidAmerican Energy Co., 5.85%, 9/15/54	12,182,000	12,239,072
Niagara Mohawk Power Corp., 4.65%, 10/3/30(1)	235,000	234,167
Sierra Pacific Power Co., VRN, 6.375%, 9/15/56	2,648,000	2,627,155
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	3,965,000	3,915,234
		51,339,672
Entertainment — 0.2%
Beignet Investor LLC, 6.58%, 5/30/49(1)	1,526,000	1,570,148
Discovery Global Holdings, Inc., 3.76%, 3/15/27	4,704,000	4,646,376
		6,216,524
Financial Services — 1.0%
Antares Holdings LP, 6.35%, 10/23/29(1)	11,010,000	10,904,138
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	12,068,000	12,416,414
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(1)	2,855,000	2,803,502
Atlas Warehouse Lending Co. LP, 5.25%, 1/15/33(1)	4,135,000	4,006,889
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	3,202,000	3,148,662
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	5,326,000	5,259,058
		38,538,663
Food Products — 0.2%
Flowers Foods, Inc., 5.75%, 3/15/35	1,595,000	1,524,708
Mars, Inc., 5.65%, 5/1/45(1)	3,160,000	3,122,352
Mars, Inc., 5.70%, 5/1/55(1)	1,997,000	1,948,578
		6,595,638
Gas Utilities — 0.0%
Snam SpA, 6.50%, 5/28/55(1)	1,935,000	1,994,836
Ground Transportation — 0.3%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	4,316,000	4,449,958
Fedex Freight Holding Co., Inc., 5.25%, 3/15/36(1)	6,031,000	5,837,195
United Rentals North America, Inc., 6.00%, 12/15/29(1)	620,000	630,761
		10,917,914
Health Care Equipment and Supplies — 0.6%
Abbott Laboratories, 4.65%, 3/15/36	5,783,000	5,657,179

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
Abbott Laboratories, 5.50%, 3/15/56	$4,515,000	$4,430,282
Baxter International, Inc., 4.90%, 12/15/30	3,525,000	3,480,660
Baxter International, Inc., 5.65%, 12/15/35	2,291,000	2,238,573
Hologic, Inc., 3.25%, 2/15/29(1)	2,005,000	2,002,769
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	4,375,000	4,463,519
		22,272,982
Health Care Providers and Services — 1.0%
Centene Corp., 4.625%, 12/15/29	2,010,000	1,909,375
CVS Health Corp., 5.45%, 9/15/35	1,569,000	1,575,666
CVS Health Corp., 6.00%, 6/1/44	4,470,000	4,403,925
CVS Health Corp., VRN, 7.00%, 3/10/55	3,160,000	3,258,807
Duke University Health System, Inc., 3.92%, 6/1/47	2,502,000	1,974,046
HCA, Inc., 4.90%, 11/15/35	6,321,000	6,113,674
HCA, Inc., 6.20%, 3/1/55	1,463,000	1,450,565
Icon Investments Six DAC, 5.81%, 5/8/27	5,000	5,027
IQVIA, Inc., 6.25%, 2/1/29	3,531,000	3,671,926
Kaiser Foundation Hospitals, 3.00%, 6/1/51	3,170,000	2,035,648
UnitedHealth Group, Inc., 5.30%, 6/15/35	1,848,000	1,886,115
UnitedHealth Group, Inc., 5.50%, 7/15/44	4,549,000	4,392,918
UnitedHealth Group, Inc., 5.05%, 4/15/53	5,750,000	5,063,177
		37,740,869
Hotels, Restaurants and Leisure — 0.5%
Airbnb, Inc., 4.65%, 3/16/31	2,490,000	2,485,435
Airbnb, Inc., 5.25%, 3/16/36	2,815,000	2,818,955
Carnival Corp., 4.00%, 8/1/28(1)	6,026,000	5,886,726
Carnival Corp., 5.125%, 5/1/29(1)	2,819,000	2,799,849
Marriott International, Inc., 5.10%, 5/1/38	2,620,000	2,491,909
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	1,959,000	1,979,054
		18,461,928
Industrial Conglomerates — 0.1%
Eaton Corp., 4.20%, 3/6/31	3,015,000	2,972,470
Eaton Corp., 4.80%, 3/6/36	2,310,000	2,281,536
		5,254,006
Insurance — 1.2%
Allianz SE, VRN, 6.35%, 9/6/53(1)	5,800,000	6,041,181
Athene Global Funding, 5.53%, 7/11/31(1)	2,647,000	2,649,694
CNA Financial Corp., 5.20%, 8/15/35	5,576,000	5,459,707
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	10,245,000	10,010,421
Lincoln National Corp., 7.00%, 6/15/40	2,626,000	2,849,669
Loews Corp., 4.94%, 4/1/36	3,740,000	3,662,500
MetLife, Inc., 6.40%, 12/15/66	10,397,000	10,619,475
MetLife, Inc., 10.75%, 8/1/69	4,015,000	5,205,564
		46,498,211
Interactive Media and Services — 1.0%
Alphabet, Inc., 4.40%, 2/15/33	7,320,000	7,230,951
Alphabet, Inc., 4.80%, 2/15/36	5,065,000	5,045,267
Alphabet, Inc., 5.65%, 2/15/56	4,555,000	4,543,603
Meta Platforms, Inc., 4.60%, 11/15/32	6,825,000	6,760,350
Meta Platforms, Inc., 4.875%, 11/15/35	4,620,000	4,534,250
Meta Platforms, Inc., 5.50%, 11/15/45	2,325,000	2,201,674
Meta Platforms, Inc., 5.625%, 11/15/55	6,440,000	6,041,106
Meta Platforms, Inc., 5.75%, 11/15/65	3,530,000	3,281,252
		39,638,453

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
IT Services — 0.1%
International Business Machines Corp., 5.80%, 2/3/56	$3,360,000	$3,214,694
Machinery — 0.2%
Allison Transmission, Inc., 5.875%, 12/1/33(1)	4,770,000	4,743,357
Weir Group, Inc., 5.35%, 5/6/30(1)	3,217,000	3,261,748
		8,005,105
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	4,464,000	4,238,587
Cox Communications, Inc., 5.70%, 6/15/33(1)	2,529,000	2,508,639
Discovery Communications LLC, 3.95%, 3/20/28	2,155,000	2,041,733
Omnicom Group, Inc., 5.00%, 6/2/33	3,454,000	3,374,820
		12,163,779
Metals and Mining — 0.2%
Glencore Funding LLC, 4.90%, 7/1/31(1)(2)	2,415,000	2,414,806
Glencore Funding LLC, 5.51%, 4/1/36(1)(2)	5,030,000	5,043,192
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	2,035,000	2,031,674
		9,489,672
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	8,180,000	7,933,228
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	6,260,000	6,475,350
		14,408,578
Multi-Utilities — 0.3%
Sempra, 3.25%, 6/15/27	1,508,000	1,487,188
Sempra, VRN, 4.125%, 4/1/52	9,194,000	8,951,229
		10,438,417
Oil, Gas and Consumable Fuels — 1.9%
Antero Resources Corp., 5.40%, 2/1/36	4,379,000	4,309,185
Cenovus Energy, Inc., 5.40%, 3/20/36	2,583,000	2,571,061
Cheniere Energy, Inc., 5.20%, 7/30/36(1)	2,044,000	2,023,919
Cheniere Energy, Inc., 6.00%, 7/30/56(1)	2,807,000	2,798,990
Columbia Pipelines Holding Co. LLC, 5.00%, 11/17/32(1)	4,001,000	3,976,223
Enbridge, Inc., VRN, 6.00%, 1/15/77	10,230,000	10,239,473
Energy Transfer LP, 6.125%, 12/15/45	3,610,000	3,530,859
Energy Transfer LP, 5.95%, 5/15/54	4,150,000	3,894,907
Expand Energy Corp., 5.375%, 3/15/30	5,830,000	5,881,126
Occidental Petroleum Corp., 6.20%, 3/15/40	2,150,000	2,197,427
Occidental Petroleum Corp., 4.20%, 3/15/48	2,125,000	1,598,796
Ovintiv, Inc., 7.10%, 7/15/53	3,785,000	4,108,666
Petroleos Mexicanos, 5.95%, 1/28/31	11,639,000	11,136,754
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36	2,699,000	2,708,876
Shell Finance U.S., Inc., 4.375%, 5/11/45	750,000	638,256
SM Energy Co., 6.75%, 9/15/26	3,630,000	3,634,211
Sunoco LP, 5.875%, 3/15/34(1)	1,805,000	1,786,343
Valero Energy Corp., 5.15%, 3/10/36	4,167,000	4,109,290
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	3,435,000	3,640,420
		74,784,782
Passenger Airlines — 0.1%
United Airlines, Inc., 4.625%, 4/15/29(1)	2,865,000	2,812,797
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)	4,925,000	4,770,555
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., 5.55%, 2/22/54	3,865,000	3,724,210

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
Merck & Co., Inc., 5.70%, 9/15/55	$2,617,000	$2,600,758
Novartis Capital Corp., 4.60%, 3/18/33	3,170,000	3,157,460
Novartis Capital Corp., 5.70%, 3/18/56	1,585,000	1,597,445
		11,079,873
Semiconductors and Semiconductor Equipment — 0.8%
Foundry JV Holdco LLC, 6.25%, 1/25/35(1)	5,160,000	5,409,879
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	2,972,000	3,064,845
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)	6,037,000	6,296,357
Intel Corp., 5.15%, 2/21/34	3,470,000	3,461,761
Intel Corp., 4.90%, 8/5/52	1,900,000	1,553,421
Micron Technology, Inc., 5.30%, 1/15/31	10,960,000	11,475,754
		31,262,017
Software — 1.4%
AppLovin Corp., 5.125%, 12/1/29	478,000	480,883
AppLovin Corp., 5.375%, 12/1/31	4,176,000	4,218,486
AppLovin Corp., 5.50%, 12/1/34	4,015,000	3,983,361
Oracle Corp., 4.80%, 9/26/32	9,147,000	8,713,843
Oracle Corp., 5.35%, 5/4/33	5,035,000	4,903,263
Oracle Corp., 5.20%, 9/26/35	5,080,000	4,767,576
Oracle Corp., 5.70%, 2/4/36	2,334,000	2,245,125
Salesforce, Inc., 4.90%, 9/15/31	6,110,000	6,102,792
Salesforce, Inc., 5.20%, 3/15/33	4,490,000	4,483,626
Salesforce, Inc., 6.55%, 3/15/56	3,275,000	3,288,564
Synopsys, Inc., 5.00%, 4/1/32	8,306,000	8,380,865
Workday, Inc., 3.80%, 4/1/32	4,615,000	4,285,823
		55,854,207
Specialized REITs — 0.0%
EPR Properties, 4.95%, 4/15/28	1,004,000	1,002,853
Specialty Retail — 0.3%
Lowe's Cos., Inc., 4.50%, 10/15/32	4,365,000	4,291,420
Lowe's Cos., Inc., 4.85%, 10/15/35	6,970,000	6,790,179
O'Reilly Automotive, Inc., 5.10%, 3/12/36	2,185,000	2,157,230
		13,238,829
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC/EMC Corp., 5.30%, 4/1/32	2,082,000	2,115,114
Textiles, Apparel and Luxury Goods — 0.2%
Gildan Activewear, Inc., 4.70%, 10/7/30(1)	3,105,000	3,073,335
Gildan Activewear, Inc., 5.40%, 10/7/35(1)	4,765,000	4,650,267
		7,723,602
TOTAL CORPORATE BONDS (Cost $929,563,961)		919,002,789
U.S. TREASURY SECURITIES — 15.4%
U.S. Treasury Notes, 3.375%, 2/29/28(3)	42,000,000	41,671,875
U.S. Treasury Notes, 3.875%, 3/31/28	31,100,000	31,147,379
U.S. Treasury Notes, 3.875%, 6/15/28(3)	8,000,000	8,011,875
U.S. Treasury Notes, 3.50%, 3/15/29	33,300,000	33,007,324
U.S. Treasury Notes, 4.125%, 3/31/29(3)	11,000,000	11,093,242
U.S. Treasury Notes, 4.375%, 12/31/29	22,000,000	22,375,117
U.S. Treasury Notes, 3.625%, 8/31/30	20,000,000	19,756,641
U.S. Treasury Notes, 4.125%, 8/31/30	20,000,000	20,157,031
U.S. Treasury Notes, 3.50%, 11/30/30	56,500,000	55,464,903
U.S. Treasury Notes, 4.375%, 11/30/30	106,000,000	107,933,672

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
U.S. Treasury Notes, 3.50%, 2/28/31	$45,000,000	$44,129,883
U.S. Treasury Notes, 4.25%, 2/28/31	51,000,000	51,668,379
U.S. Treasury Notes, 4.125%, 10/31/31	20,500,000	20,610,107
U.S. Treasury Notes, 3.875%, 8/31/32	12,500,000	12,344,971
U.S. Treasury Notes, 4.125%, 11/15/32	30,000,000	30,016,406
U.S. Treasury Notes, 3.75%, 11/30/32	58,000,000	56,773,164
U.S. Treasury Notes, 4.00%, 1/31/33	24,800,000	24,614,000
U.S. Treasury Notes, 3.75%, 2/28/33	6,500,000	6,352,227
U.S. Treasury Notes, 3.875%, 8/15/33	6,500,000	6,382,061
TOTAL U.S. TREASURY SECURITIES (Cost $605,224,538)		603,510,257
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.5%
Private Sponsor Collateralized Mortgage Obligations — 12.0%
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(1)	21,140,123	20,874,512
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, SEQ, VRN, 3.25%, 10/25/63(1)	15,585,381	14,472,461
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(1)	7,787,913	7,823,940
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(1)	4,629,721	4,650,357
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	2,764,009	2,760,583
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	7,128,421	7,138,106
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	1,276,015	1,273,896
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(1)	12,808,242	12,810,903
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, SEQ, VRN, 6.00%, 6/25/56(1)	17,321,211	17,421,352
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, SEQ, VRN, 5.50%, 6/25/56(1)	20,872,710	20,903,693
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	9,906	9,736
Citigroup Mortgage Loan Trust, Series 2025-3, Class A11, VRN, 5.50%, 6/25/55(1)	8,032,194	8,039,337
Citigroup Mortgage Loan Trust, Inc., Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(1)	10,165,920	10,218,706
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 3.51%, 2/25/50(1)	754,778	722,503
Ellington Financial Mortgage Trust, Series 2024-NQM1, Class A1B, 5.81%, 11/25/69(1)	6,103,321	6,146,740
GCAT Trust, Series 2024-INV2, Class A6, SEQ, VRN, 6.00%, 6/25/54(1)	5,316,319	5,339,429
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, SEQ, VRN, 6.00%, 1/25/54(1)	4,853,145	4,877,046
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A15, SEQ, VRN, 6.00%, 4/25/54(1)	4,340,345	4,357,846
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(1)	6,911,405	6,927,262
GS Mortgage-Backed Securities Trust, Series 2025-PJ7, Class A5, SEQ, VRN, 5.50%, 12/25/55(1)	13,335,124	13,350,217
HOMES Trust, Series 2025-AFC3, Class A1, VRN, 4.93%, 8/25/60(1)	11,309,232	11,278,272
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(1)	1,598,758	1,439,442
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)	12,522,836	12,544,583
JP Morgan Mortgage Trust, Series 2023-8, Class A2, VRN, 6.00%, 2/25/54(1)	3,682,727	3,710,808
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	8,553,060	8,567,837
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	4,569,977	4,570,643
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	3,780,471	3,779,446
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	8,788,139	8,826,112
JP Morgan Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 7/25/55(1)	11,235,180	11,283,611
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, VRN, 4.89%, 4/25/66(1)	20,421,533	20,319,492
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A1, VRN, 6.00%, 3/25/55(1)	8,466,281	8,530,837
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A3, VRN, 6.00%, 3/25/55(1)	6,017,928	6,048,484
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.73%, 1/26/71(1)	11,551,173	11,448,684
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.70%, 4/25/53(1)	5,396,196	5,375,089
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(1)	6,097,094	6,129,173
OBX Trust, Series 2025-NQM21, Class A1B, 4.99%, 10/25/65(1)	3,225,970	3,209,330
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(1)	20,093,413	20,099,670
PRKCM Trust, Series 2026-AFC1, Class A1, VRN, 4.68%, 2/25/61(1)	16,145,441	15,987,780
Provident Funding Mortgage Trust, Series 2025-1, Class A3, VRN, 5.50%, 2/25/55(1)	18,700,354	18,726,609

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(1)	$13,341,393	$13,359,927
Provident Funding Mortgage Trust, Series 2025-4, Class A4, VRN, 5.50%, 9/25/55(1)	9,164,364	9,180,618
Radian Mortgage Capital Trust, Series 2025-J3, Class A15, VRN, 5.50%, 12/25/55(1)	6,500,278	6,508,736
Rate Mortgage Trust, Series 2024-J1, Class A7, SEQ, VRN, 6.00%, 7/25/54(1)	850,633	848,840
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	1,851,324	1,851,070
Rate Mortgage Trust, Series 2025-J1, Class A5, VRN, 5.50%, 3/25/55(1)	4,076,379	4,096,303
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 1/25/66(1)	12,123,111	11,999,453
Santander Mortgage Asset Receivable Trust, Series 2026-NQM3, Class A1, VRN, 5.18%, 3/25/66(1)	12,228,357	12,210,567
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	2,122,996	2,122,022
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	4,511,064	4,518,527
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(1)	4,979,175	4,982,297
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	3,120,289	3,124,511
Sequoia Mortgage Trust, Series 2025-7, Class A5, SEQ, VRN, 5.50%, 8/25/55(1)	16,250,726	16,272,491
Sequoia Mortgage Trust, Series 2025-8, Class A4, VRN, 5.50%, 9/25/55(1)	11,725,619	11,742,314
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)	843,776	760,251
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.90%, 3/25/64(1)	14,637,056	14,887,080
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	1,297,137	1,238,793
		471,698,327
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 3397, Class GF, VRN, 4.29%, (30-day average SOFR plus 0.61%), 12/15/37	528,165	526,390
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	125,367,045	15,776,891
GNMA, Series 2007-5, Class FA, VRN, 3.93%, (1-month SOFR plus 0.25%), 2/20/37	482,922	482,772
		16,786,053
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $485,594,857)		488,484,380
ASSET-BACKED SECURITIES — 9.8%
Barclays Mortgage Loan Trust, Series 2026-CES1, Class A1A, 4.85%, 1/25/56(1)	19,441,759	19,266,473
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)	7,953,652	7,548,511
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	11,800,000	11,484,273
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)	28,969,852	27,702,505
FIP Master Funding LLC, Series 2026-1A, Class A1, SEQ, 4.90%, 3/15/56(1)	14,863,000	14,861,913
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)	11,086,000	11,035,152
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(1)	7,857,808	6,294,229
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(1)	22,658,220	22,493,889
M&T Bank RV Trust, Series 2026-1A, Class A, SEQ, 4.35%, 1/15/46(1)	24,000,116	23,775,014
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(1)	15,912,325	15,225,628
MP LLC, Series 2025-1A, Class A, SEQ, 5.55%, 11/15/65(1)	15,601,965	15,502,335
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	22,715,000	14,637,101
Purchasing Power Funding LLC, Series 2026-A, Class A, SEQ, 4.37%, 8/15/30(1)	15,112,000	15,034,489
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(1)	4,424,518	4,454,515
RCKT Mortgage Trust, Series 2024-CES6, Class A1A, 5.34%, 9/25/44(1)	3,518,458	3,523,362
RCKT Mortgage Trust, Series 2026-CES2, Class A1A, 4.76%, 2/25/56(1)	18,674,977	18,483,874
RCKT Mortgage Trust, Series 2026-CES3, Class A1A, 5.14%, 3/25/56(1)	17,125,000	17,072,037
RKTL Trust, Series 2026-1A, Class A, SEQ, 4.07%, 2/26/35(1)	12,663,076	12,651,695
RNL PH Owner LLC, Series 2026-1A, Class A, SEQ, 4.91%, 3/20/56(1)	8,213,490	8,096,541
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A1A, 5.04%, 9/25/55(1)	15,518,712	15,459,629
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/25/56(1)	16,774,075	16,658,634
SCF Equipment Leasing LLC, Series 2024-1A, Class B, 5.56%, 4/20/32(1)	5,425,000	5,580,792
SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.82%, 9/20/32(1)	3,150,000	3,253,446
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.00%, 3/27/56(1)	14,950,741	14,416,544
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)	8,621,863	8,683,736
SVC ABS LLC, Series 2026-1A, Class A, SEQ, 5.16%, 3/20/56(1)	9,818,098	9,817,920

Schedule of Investments - Diversified Bond Fund

		Principal Amount/Shares	Value
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)		$9,075,000	$8,910,611
Trackside Rail LLC, Series 2026-1A, Class A, SEQ, 4.89%, 3/20/56(1)		15,566,000	15,405,244
Vertical Bridge CC LLC, Series 2025-1A, Class A, SEQ, 5.16%, 8/16/55(1)		16,729,221	16,673,488
TOTAL ASSET-BACKED SECURITIES (Cost $393,412,403)			384,003,580
CONVERTIBLE PREFERRED SECURITIES — 3.9%
Banks — 3.7%
Banco Bilbao Vizcaya Argentaria SA, 6.125%		5,000,000	4,992,001
Banco Bilbao Vizcaya Argentaria SA, 9.375%		2,537,000	2,742,855
Banco Santander SA, 4.75%		4,200,000	4,156,510
Banco Santander SA, 9.625%		4,400,000	4,741,839
BNP Paribas SA, 8.50%(1)		12,936,000	13,487,035
Credit Agricole SA, VRN, 4.75%(1)		3,198,000	3,046,768
HSBC Holdings PLC, 6.50%		8,387,000	8,384,720
HSBC Holdings PLC, 6.875%		2,160,000	2,175,980
HSBC Holdings PLC, VRN, 6.75%		3,562,000	3,524,958
ING Groep NV, 4.875%		11,480,000	10,828,143
ING Groep NV, 7.50%		12,706,000	12,999,817
Lloyds Banking Group PLC, 8.00%		10,678,000	11,217,773
Macquarie Bank Ltd., 6.125%(1)		11,704,000	11,784,758
Skandinaviska Enskilda Banken AB, 6.875%		12,600,000	12,679,398
Societe Generale SA, 6.75%(1)		2,220,000	2,212,878
Societe Generale SA, 9.375%(1)		7,650,000	8,002,887
Societe Generale SA, 10.00%(1)		1,860,000	2,010,019
Svenska Handelsbanken AB, 4.375%		12,800,000	12,590,064
Swedbank AB, 7.625%		14,600,000	15,020,432
			146,598,835
Capital Markets — 0.2%
UBS Group AG, 9.25%(1)		6,415,000	6,841,310
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $154,821,527)			153,440,145
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.4%
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)		$13,401,000	13,488,106
New Zealand — 1.5%
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	51,970,000	29,594,614
New Zealand Government Bonds, 4.25%, 5/15/36	NZD	53,400,000	29,557,126
			59,151,740
Romania — 0.3%
Romania Government International Bonds, 5.75%, 7/4/36(1)		$11,000,000	10,228,432
Saudi Arabia — 0.3%
Saudi Government International Bonds, 4.875%, 1/12/36(1)		11,250,000	10,978,499
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $95,972,440)			93,846,777
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
ARZ Trust, Series 2024-BILT, Class A, SEQ, 5.77%, 6/11/39(1)		8,788,000	8,900,937
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57		11,969,000	12,457,668
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57		5,852,000	6,074,425
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(1)		9,714,000	9,808,910
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(1)		13,050,000	13,178,615
MIRA Trust, Series 2023-MILE, Class A, SEQ, 6.75%, 6/10/38(1)		13,305,000	13,668,836
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.12%, (1-month SOFR plus 1.44%), 2/15/42(1)		18,520,000	18,317,158
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $82,126,612)			82,406,549

Schedule of Investments - Diversified Bond Fund

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 1.2%
California State University Rev., 2.98%, 11/1/51	$4,000,000	$2,622,396
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	6,048,000	4,911,854
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	7,005,000	6,203,511
Houston GO, 3.96%, 3/1/47	2,500,000	2,113,643
Los Angeles Community College District GO, 6.75%, 8/1/49	2,400,000	2,675,241
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,225,000	1,312,065
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	5,000,000	3,796,060
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	100,000	102,798
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,120,093
New York City GO, 6.27%, 12/1/37	335,000	355,051
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	4,000,000	2,941,919
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,300,000	2,141,791
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	4,120,000	2,620,082
State of California GO, 7.60%, 11/1/40	455,000	546,333
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AG)	885,000	906,219
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AG)	1,330,000	1,342,763
Sumter Landing Community Development District Rev., 5.82%, 10/1/54 (AG)	2,410,000	2,441,564
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	3,865,000	3,918,160
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55	840,000	887,201
University of California Rev., 3.07%, 5/15/51	3,480,000	2,327,767
University of California College of the Law San Francisco Rev., 5.99%, 8/1/50 (BAM)	835,000	838,908
University of California College of the Law San Francisco Rev., 6.09%, 8/1/55 (BAM)	955,000	963,264
TOTAL MUNICIPAL SECURITIES (Cost $56,472,612)		47,088,683
PREFERRED SECURITIES — 1.1%
Banks — 0.5%
Citigroup, Inc., 7.625%	18,914,000	19,570,486
Capital Markets — 0.4%
Charles Schwab Corp., 4.00%	17,579,000	17,470,837
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.35%	5,989,000	5,899,314
TOTAL PREFERRED SECURITIES (Cost $42,924,288)		42,940,637
COLLATERALIZED LOAN OBLIGATIONS — 0.4%
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.24%, (1-month SOFR plus 1.56%), 10/16/36(1) (Cost $17,817,000)	$17,817,000	17,797,522
SHORT-TERM INVESTMENTS — 4.4%
Commercial Paper(4) — 2.7%
Regatta Funding Co. LLC, 3.77%, 4/1/26(1)	88,350,000	88,340,891
St. Lawrence Funding LLC, 3.76%, 4/1/26(1)	17,750,000	17,748,184
		106,089,075
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	538,751	538,751
Repurchase Agreements — 1.7%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/30/28, valued at $66,001,215), at 3.66%, dated 3/31/26, due 4/1/26 (Delivery value $64,713,579)		64,707,000
TOTAL SHORT-TERM INVESTMENTS (Cost $171,345,751)		171,334,826
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $4,054,012,456)		4,008,735,721
OTHER ASSETS AND LIABILITIES — (2.2)%		(86,385,472)
TOTAL NET ASSETS — 100.0%		$3,922,350,249

Schedule of Investments - Diversified Bond Fund

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,903,132	NZD	16,975,672	Morgan Stanley & Co. LLC	6/17/26	$121,991
USD	9,904,834	NZD	16,973,643	Morgan Stanley & Co. LLC	6/17/26	124,862
USD	21,936,699	NZD	37,587,041	Morgan Stanley & Co. LLC	6/17/26	279,582
USD	19,411,128	NZD	32,915,615	UBS AG	6/17/26	445,620
						$972,055

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,761	June 2026	$365,311,194	$609,293
U.S. Treasury 5-Year Notes	178	June 2026	19,255,985	(3,128)
U.S. Treasury 10-Year Notes	59	June 2026	6,551,766	(115)
U.S. Treasury Long Bonds	1,284	June 2026	146,215,500	(2,944,177)
U.S. Treasury Ultra Bonds	1,932	June 2026	225,198,750	(7,260,254)
			$762,533,195	$(9,598,381)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	402	June 2026	$45,633,281	$(236,298)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30	$18,810,000	$1,054,533	$(32,619)	$1,021,914
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Schedule of Investments - Diversified Bond Fund

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
NZD	–	New Zealand Dollar
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,380,524,631, which represented 35.2% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $18,016,832.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

Schedule of Investments - Diversified Bond Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$1,004,879,576	—
Corporate Bonds	—	919,002,789	—
U.S. Treasury Securities	—	603,510,257	—
Collateralized Mortgage Obligations	—	488,484,380	—
Asset-Backed Securities	—	384,003,580	—
Convertible Preferred Securities	—	153,440,145	—
Sovereign Governments and Agencies	—	93,846,777	—
Commercial Mortgage-Backed Securities	—	82,406,549	—
Municipal Securities	—	47,088,683	—
Preferred Securities	—	42,940,637	—
Collateralized Loan Obligations	—	17,797,522	—
Short-Term Investments	$538,751	170,796,075	—
	$538,751	$4,008,196,970	—
Other Financial Instruments
Futures Contracts	$609,293	—	—
Swap Agreements	—	$1,021,914	—
Forward Foreign Currency Exchange Contracts	—	972,055	—
	$609,293	$1,993,969	—

Liabilities
Other Financial Instruments
Futures Contracts	$10,443,972	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	—	$872,081	$872,081
Receivable for variation margin on swap agreements*	$169,898	—	—	169,898
Unrealized appreciation on forward foreign currency exchange contracts	—	$972,055	—	972,055
				$2,014,034
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Diversified Bond Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$1,248,318	—	$1,248,318
Futures contract transactions	—	—	$(2,678,273)	(2,678,273)
Swap agreement transactions	$(2,410,275)	—	—	(2,410,275)
				$(3,840,230)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$972,055	—	$972,055
Futures contracts	—	—	$(10,004,479)	(10,004,479)
Swap agreements	$(32,619)	—	—	(32,619)
				$(9,065,043)

See Notes to Financial Statements.

Schedule of Investments - High Income Fund

MARCH 31, 2026

	Principal Amount/Shares	Value
CORPORATE BONDS — 95.8%
Aerospace and Defense — 2.5%
ATI, Inc., 5.875%, 12/1/27	$325,000	$325,156
ATI, Inc., 4.875%, 10/1/29	625,000	617,142
ATI, Inc., 7.25%, 8/15/30	850,000	882,006
ATI, Inc., 5.125%, 10/1/31	1,550,000	1,532,872
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	2,192,000	2,233,749
Axon Enterprise, Inc., 6.25%, 3/15/33(1)	2,350,000	2,400,739
Boeing Co., 6.86%, 5/1/54	1,625,000	1,789,897
Bombardier, Inc., 7.50%, 2/1/29(1)	1,100,000	1,142,996
Bombardier, Inc., 8.75%, 11/15/30(1)	675,000	718,735
Bombardier, Inc., 7.25%, 7/1/31(1)	1,325,000	1,390,146
Bombardier, Inc., 6.75%, 6/15/33(1)	825,000	853,015
Carpenter Technology Corp., 5.625%, 3/1/34(1)	1,150,000	1,140,845
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 2/15/32(1)	2,600,000	2,590,396
Goat Holdco LLC, 6.75%, 2/1/32(1)	725,000	730,071
Moog, Inc., 5.50%, 10/15/34(1)	550,000	553,103
OneSky Flight LLC, 8.875%, 12/15/29(1)	1,000,000	1,032,975
Spirit AeroSystems, Inc., 4.60%, 6/15/28	1,600,000	1,601,573
TransDigm, Inc., 6.75%, 8/15/28(1)	1,400,000	1,418,746
TransDigm, Inc., 6.375%, 3/1/29(1)	825,000	841,428
TransDigm, Inc., 4.875%, 5/1/29	1,725,000	1,700,710
TransDigm, Inc., 6.875%, 12/15/30(1)	1,875,000	1,922,424
TransDigm, Inc., 7.125%, 12/1/31(1)	225,000	232,516
TransDigm, Inc., 6.625%, 3/1/32(1)	2,975,000	3,037,832
TransDigm, Inc., 6.375%, 5/31/33(1)	9,221,000	9,179,121
TransDigm, Inc., 6.25%, 1/31/34(1)	700,000	708,296
TransDigm, Inc., 6.75%, 1/31/34(1)	1,675,000	1,698,207
TransDigm, Inc., 6.125%, 7/31/34(1)	3,375,000	3,323,674
		45,598,370
Air Freight and Logistics — 0.1%
Rand Parent LLC, 8.50%, 2/15/30(1)	1,025,000	1,052,988
Automobile Components — 1.5%
Adient Global Holdings Ltd., 8.25%, 4/15/31(1)	725,000	752,484
Adient Global Holdings Ltd., 7.50%, 2/15/33(1)	350,000	354,130
American Axle & Manufacturing, Inc., 5.00%, 10/1/29	2,961,000	2,826,583
American Axle & Manufacturing, Inc., 6.375%, 10/15/32(1)	550,000	544,802
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(1)	700,000	681,879
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	1,625,000	1,662,708
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 9/15/32(1)	1,250,000	1,260,788
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.125%, 4/15/31(1)	500,000	494,159
Dana, Inc., 4.25%, 9/1/30	202,000	191,588
Dana, Inc., 4.50%, 2/15/32	795,000	742,576
Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28(1)	1,050,000	1,027,303
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)	2,200,000	1,966,201
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32(1)	625,000	647,553
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	1,400,000	1,325,725
Goodyear Tire & Rubber Co., 5.25%, 7/15/31	2,704,000	2,421,608
Goodyear Tire & Rubber Co., 5.625%, 4/30/33	775,000	680,202

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Patrick Industries, Inc., 4.75%, 5/1/29(1)	$1,850,000	$1,800,933
Patrick Industries, Inc., 6.375%, 11/1/32(1)	200,000	200,262
Phinia, Inc., 6.625%, 10/15/32(1)	1,050,000	1,069,473
Tenneco, Inc., 8.00%, 11/17/28(1)	3,500,000	3,489,687
ZF North America Capital, Inc., 6.75%, 4/23/30(1)	700,000	677,658
ZF North America Capital, Inc., 7.50%, 3/24/31(1)	1,875,000	1,843,294
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	1,000,000	951,033
		27,612,629
Automobiles — 0.6%
Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/28(1)	1,300,000	1,276,669
Nissan Motor Acceptance Co. LLC, 5.55%, 9/13/29(1)	325,000	313,524
Nissan Motor Acceptance Co. LLC, 6.125%, 9/30/30(1)	1,575,000	1,515,002
Nissan Motor Co. Ltd., 7.50%, 7/17/30(1)	200,000	201,709
Nissan Motor Co. Ltd., 4.81%, 9/17/30(1)	2,200,000	1,999,662
Nissan Motor Co. Ltd., 7.75%, 7/17/32(1)	1,250,000	1,267,018
Nissan Motor Co. Ltd., 8.125%, 7/17/35(1)	2,250,000	2,316,918
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 1/15/31(1)	400,000	388,990
Thor Industries, Inc., 4.00%, 10/15/29(1)	575,000	543,224
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	442,000	442,409
		10,265,125
Banks — 1.1%
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/1/30(1)	1,225,000	1,169,126
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/1/32(1)	1,275,000	1,200,974
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	2,875,000	2,873,027
Freedom Mortgage Corp., 12.25%, 10/1/30(1)	250,000	269,929
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	1,500,000	1,521,442
Freedom Mortgage Holdings LLC, 7.875%, 4/1/33(1)	825,000	774,348
LD Holdings Group LLC, 8.75%, 11/1/27(1)	1,002,000	944,029
LD Holdings Group LLC, 6.125%, 4/1/28(1)	875,000	734,809
PHH Escrow Issuer LLC/PHH Corp., 9.875%, 11/1/29(1)	1,773,000	1,712,508
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/1/29(1)	300,000	284,270
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	900,000	830,937
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	3,750,000	3,364,226
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	1,000,000	998,584
United Wholesale Mortgage LLC, 5.75%, 6/15/27(1)	500,000	492,580
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	1,950,000	1,827,016
UWM Holdings LLC, 6.625%, 2/1/30(1)	425,000	401,228
UWM Holdings LLC, 6.25%, 3/15/31(1)	825,000	752,009
		20,151,042
Beverages — 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	1,250,000	1,252,933
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.375%, 4/30/29(1)	2,550,000	2,479,560
		3,732,493
Biotechnology — 0.3%
AbbVie, Inc., 5.60%, 3/15/55	303,000	298,757
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(1)	800,000	788,209
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(1)	1,400,000	1,436,340
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)	2,400,000	2,514,350
		5,037,656
Broadline Retail — 0.5%
Amazon.com, Inc., 5.80%, 3/13/56	200,000	199,980

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Amazon.com, Inc., 5.95%, 3/13/66	$200,000	$200,808
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)	825,000	822,244
Macy's Retail Holdings LLC, 4.50%, 12/15/34	250,000	213,397
Macy's Retail Holdings LLC, 6.375%, 3/15/37	700,000	619,226
Macy's Retail Holdings LLC, 5.125%, 1/15/42	2,175,000	1,620,585
Macy's Retail Holdings LLC, 4.30%, 2/15/43	75,000	50,341
Millennium Escrow Corp., 6.625%, 8/1/26(1)	1,350,000	1,263,808
QVC, Inc., 6.875%, 4/15/29(1)(2)	341,000	151,745
Rakuten Group, Inc., 11.25%, 2/15/27(1)	600,000	621,707
Rakuten Group, Inc., 9.75%, 4/15/29(1)	2,375,000	2,533,390
Saks Global Enterprises LLC, 11.00%, 12/15/29(1)(2)(3)	2,100,900	39,392
SGUS LLC, 11.00%, 12/15/29(1)(2)(3)	921,632	101,380
		8,438,003
Building Products — 2.2%
Advanced Drainage Systems, Inc., 5.375%, 3/1/34(1)	275,000	268,296
APi Group DE, Inc., 4.125%, 7/15/29(1)	1,975,000	1,882,395
APi Group DE, Inc., 4.75%, 10/15/29(1)	750,000	726,535
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,950,000	1,900,541
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	5,350,000	4,931,910
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	3,400,000	3,399,699
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	5,350,000	5,288,298
Builders FirstSource, Inc., 6.75%, 5/15/35(1)	2,000,000	2,000,584
Camelot Return Merger Sub, Inc., 8.75%, 8/1/28(1)	825,000	490,415
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	725,000	148,625
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)	700,000	417,482
CP Atlas Buyer, Inc., 9.75%, 7/15/30(1)	850,000	797,944
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	1,375,000	1,400,175
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/31(1)	325,000	334,497
Griffon Corp., 5.75%, 3/1/28	2,950,000	2,946,017
JELD-WEN Holding, Inc., 7.00%, 9/1/32(1)	475,000	223,826
JELD-WEN, Inc., 4.875%, 12/15/27(1)	250,000	169,848
JH North America Holdings, Inc., 5.875%, 1/31/31(1)	700,000	694,670
JH North America Holdings, Inc., 6.125%, 7/31/32(1)	1,050,000	1,047,506
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	1,050,000	1,006,297
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	2,050,000	2,052,874
Standard Building Solutions, Inc., 6.25%, 8/1/33(1)	1,675,000	1,657,773
Standard Building Solutions, Inc., 5.875%, 3/15/34(1)	2,350,000	2,268,312
Standard Industries, Inc., 4.75%, 1/15/28(1)	300,000	296,774
Standard Industries, Inc., 4.375%, 7/15/30(1)	2,050,000	1,933,509
Standard Industries, Inc., 3.375%, 1/15/31(1)	650,000	583,054
Wilsonart LLC, 11.00%, 8/15/32(1)	1,000,000	726,462
		39,594,318
Capital Markets — 1.9%
Coinbase Global, Inc., 3.375%, 10/1/28(1)	6,450,000	6,042,802
Coinbase Global, Inc., 3.625%, 10/1/31(1)	5,649,000	4,780,081
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	1,109,510	1,033,063
Compass Group Diversified Holdings LLC, 5.00%, 1/15/32(1)	849,230	738,921
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	4,592,000	4,503,431
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	1,917,000	1,886,074
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/1/29	525,000	448,566
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	2,750,000	2,712,595

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.00%, 6/15/30	$1,300,000	$1,220,272
Iliad Holding SAS, 7.00%, 10/15/28(1)	400,000	402,885
Iliad Holding SAS, 8.50%, 4/15/31(1)	750,000	785,365
Iliad Holding SAS, 7.00%, 4/15/32(1)	600,000	601,469
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)	1,550,000	1,503,326
Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/31(1)	225,000	231,427
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)	1,125,000	1,113,473
Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33(1)	1,500,000	1,522,917
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	1,850,000	1,801,366
LCM Investments Holdings II LLC, 8.25%, 8/1/31(1)	800,000	833,412
Osaic Holdings, Inc., 6.75%, 8/1/32(1)	1,375,000	1,376,189
Osaic Holdings, Inc., 8.00%, 8/1/33(1)	1,450,000	1,432,625
		34,970,259
Chemicals — 3.2%
Avient Corp., 7.125%, 8/1/30(1)	1,500,000	1,525,248
Avient Corp., 6.25%, 11/1/31(1)	800,000	806,259
Celanese U.S. Holdings LLC, 7.33%, 7/15/29	800,000	835,604
Celanese U.S. Holdings LLC, 6.50%, 4/15/30	250,000	255,292
Celanese U.S. Holdings LLC, 7.05%, 11/15/30	1,193,000	1,261,953
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	975,000	1,001,870
Celanese U.S. Holdings LLC, 7.38%, 7/15/32	4,096,000	4,279,026
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	5,375,000	5,738,785
Celanese U.S. Holdings LLC, 7.375%, 2/15/34	700,000	717,772
Chemours Co., 5.75%, 11/15/28(1)	2,101,000	2,081,911
Chemours Co., 4.625%, 11/15/29(1)	1,800,000	1,689,579
Chemours Co., 8.00%, 1/15/33(1)	1,425,000	1,433,851
Chemours Co., 7.875%, 3/15/34(1)	2,025,000	2,026,416
CompoSecure Holdings LLC, 5.625%, 2/1/33(1)	1,275,000	1,246,529
Consolidated Energy Finance SA, 5.625%, 10/15/28(1)	625,000	582,813
FMC Corp., 3.45%, 10/1/29	975,000	871,845
FMC Corp., 5.65%, 5/18/33	975,000	863,744
FMC Corp., 6.375%, 5/18/53	700,000	528,293
FMC Corp., VRN, 8.45%, 11/1/55	900,000	580,284
FXI Holdings, Inc., 11.00%, 11/15/30(1)	2,663,168	2,370,220
FXI Holdings, Inc., 16.00% PIK, 11/15/29(1)	1,711,864	898,729
Herens Holdco SARL, 4.75%, 5/15/28(1)	1,000,000	841,515
Innophos Holdings, Inc., 11.50%, 6/15/29(1)	2,075,000	1,719,096
Mativ Holdings, Inc., 8.00%, 10/1/29(1)	600,000	559,579
Methanex Corp., 5.125%, 10/15/27	750,000	745,770
Methanex U.S. Operations, Inc., 6.25%, 3/15/32(1)	350,000	358,267
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	800,000	799,212
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	2,025,000	2,107,148
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	675,000	657,113
NOVA Chemicals Corp., 9.00%, 2/15/30(1)	1,800,000	1,902,461
NOVA Chemicals Corp., 7.00%, 12/1/31(1)	1,200,000	1,271,116
Olin Corp., 5.625%, 8/1/29	1,775,000	1,754,779
Olin Corp., 6.625%, 4/1/33(1)	1,425,000	1,395,753
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	500,000	477,931
Olympus Water U.S. Holding Corp., 6.25%, 10/1/29(1)	2,850,000	2,696,391
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	650,000	642,969
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	1,850,000	1,842,304

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Scotts Miracle-Gro Co., 4.00%, 4/1/31	$1,950,000	$1,803,413
Solstice Advanced Materials, Inc., 5.625%, 9/30/33(1)	700,000	690,923
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC, 5.13% Cash plus 2.50% PIK, 5/3/29(1)(2)(3)	1,810,307	63,361
Tronox, Inc., 4.625%, 3/15/29(1)	2,175,000	1,744,002
Tronox, Inc., 9.125%, 9/30/30(1)	200,000	199,942
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	2,350,000	2,163,608
WR Grace Holdings LLC, 7.375%, 3/1/31(1)	600,000	602,010
WR Grace Holdings LLC, 6.625%, 8/15/32(1)	375,000	365,732
WR Grace Holdings LLC, 7.00%, 8/1/33(1)	500,000	486,015
		59,486,433
Commercial Services and Supplies — 3.0%
ADT Security Corp., 4.125%, 8/1/29(1)	2,175,000	2,079,298
ADT Security Corp., 4.875%, 7/15/32(1)	850,000	794,889
ADT Security Corp., 5.875%, 10/15/33(1)	1,575,000	1,526,962
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	4,075,000	4,204,931
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)	8,272,000	8,001,272
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.875%, 6/15/30(1)	350,000	355,058
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	1,400,000	1,368,711
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	1,100,000	1,074,901
Belron U.K. Finance PLC, 5.75%, 10/15/29(1)	1,300,000	1,309,054
Brink's Co., 6.50%, 6/15/29(1)	1,550,000	1,575,050
Brink's Co., 6.75%, 6/15/32(1)	750,000	759,863
Champions Financing, Inc., 8.75%, 2/15/29(1)	275,000	246,863
Clean Harbors, Inc., 6.375%, 2/1/31(1)	350,000	355,695
Clean Harbors, Inc., 5.75%, 10/15/33(1)	775,000	773,900
Garda World Security Corp., 7.75%, 2/15/28(1)	550,000	559,854
Garda World Security Corp., 6.00%, 6/1/29(1)	3,525,000	3,358,706
Garda World Security Corp., 6.50%, 1/15/31(1)	500,000	507,291
Garda World Security Corp., 8.25%, 8/1/32(1)	700,000	693,640
Garda World Security Corp., 8.375%, 11/15/32(1)	400,000	400,624
GEO Group, Inc., 8.625%, 4/15/29	900,000	935,300
GEO Group, Inc., 10.25%, 4/15/31	1,950,000	2,081,652
GFL Environmental Holdings U.S., Inc., 5.50%, 2/1/34(1)	925,000	908,392
GFL Environmental, Inc., 6.75%, 1/15/31(1)	800,000	828,862
GrafTech Global Enterprises, Inc., 9.875%, 12/23/29(1)	1,225,000	788,528
Hightower Holding LLC, 9.125%, 1/31/30(1)	700,000	717,299
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	724,000	718,844
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	4,750,000	4,767,090
Neptune Bidco U.S., Inc., 9.50%, 2/15/33(1)	1,340,000	1,301,795
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	3,800,000	3,666,647
Reworld Holding Corp., 5.00%, 9/1/30	950,000	845,077
RR Donnelley & Sons Co., 9.50%, 8/1/29(1)	1,625,000	1,646,148
RR Donnelley & Sons Co., 10.875%, 8/1/29(1)	1,000,000	1,009,478
RRD Intermediate Holdings, Inc., 11.00% Cash or 12.00% PIK, 12/1/30(1)	1,460,396	1,509,648
Waste Pro USA, Inc., 7.00%, 2/1/33(1)	1,175,000	1,191,157
Williams Scotsman, Inc., 4.625%, 8/15/28(1)	1,050,000	1,033,663
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	1,350,000	1,366,226
Williams Scotsman, Inc., 6.625%, 4/15/30(1)	575,000	584,539
		55,846,907
Communications Equipment — 0.2%
Nokia of America Corp., 6.45%, 3/15/29	883,000	896,245

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Nokia OYJ, 6.625%, 5/15/39	$1,375,000	$1,440,809
Viasat, Inc., 6.50%, 7/15/28(1)	575,000	568,678
Viasat, Inc., 7.50%, 5/30/31(1)	675,000	667,884
		3,573,616
Construction and Engineering — 0.6%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	1,750,000	1,601,535
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)	775,000	783,794
Howard Midstream Energy Partners LLC, 7.375%, 7/15/32(1)	2,150,000	2,231,264
Howard Midstream Energy Partners LLC, 6.625%, 1/15/34(1)	1,505,000	1,511,798
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	1,075,000	1,059,928
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	2,100,000	2,103,890
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/28(1)	1,675,000	1,623,535
		10,915,744
Construction Materials — 0.5%
Knife River Corp., 7.75%, 5/1/31(1)	600,000	621,524
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	2,950,000	2,993,521
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	1,425,000	1,448,391
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	3,225,000	3,202,694
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	600,000	619,185
		8,885,315
Consumer Finance — 3.3%
Ally Financial, Inc., 6.70%, 2/14/33	1,075,000	1,083,316
Avation Group S Pte. Ltd., 8.50%, 5/15/31(1)	1,600,000	1,486,263
Azorra Finance Ltd., 7.75%, 4/15/30(1)	1,575,000	1,623,535
Azorra Finance Ltd., 7.25%, 1/15/31(1)	1,275,000	1,288,483
Azorra Finance Ltd., 6.25%, 2/15/34(1)	825,000	767,737
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)	600,000	607,084
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	400,000	419,000
Encore Capital Group, Inc., 8.50%, 5/15/30(1)	200,000	211,590
FirstCash, Inc., 4.625%, 9/1/28(1)	875,000	860,268
FirstCash, Inc., 5.625%, 1/1/30(1)	575,000	573,291
FirstCash, Inc., 6.875%, 3/1/32(1)	950,000	969,445
GGAM Finance Ltd., 6.875%, 4/15/29(1)	575,000	589,228
GGAM Finance Ltd., 5.875%, 3/15/30(1)	1,125,000	1,123,701
goeasy Ltd., 9.25%, 12/1/28(1)	400,000	372,400
goeasy Ltd., 7.625%, 7/1/29(1)	1,225,000	1,076,124
goeasy Ltd., 6.875%, 5/15/30(1)	1,300,000	1,078,709
goeasy Ltd., 6.875%, 2/15/31(1)	700,000	563,745
LFS Topco LLC, 8.75%, 7/15/30(1)	2,700,000	2,582,471
Navient Corp., 4.875%, 3/15/28	275,000	259,766
Navient Corp., 5.50%, 3/15/29	2,775,000	2,546,235
Navient Corp., 9.375%, 7/25/30	1,725,000	1,683,123
Navient Corp., 11.50%, 3/15/31	1,175,000	1,195,437
OneMain Finance Corp., 6.625%, 1/15/28	2,290,000	2,307,299
OneMain Finance Corp., 3.875%, 9/15/28	400,000	380,437
OneMain Finance Corp., 5.375%, 11/15/29	750,000	723,793
OneMain Finance Corp., 7.875%, 3/15/30	3,550,000	3,665,880
OneMain Finance Corp., 6.125%, 5/15/30	1,650,000	1,614,568
OneMain Finance Corp., 4.00%, 9/15/30	825,000	745,650
OneMain Finance Corp., 7.50%, 5/15/31	1,925,000	1,936,502
OneMain Finance Corp., 7.125%, 11/15/31	1,963,000	1,946,652

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
OneMain Finance Corp., 6.75%, 3/15/32	$3,075,000	$2,987,323
OneMain Finance Corp., 7.125%, 9/15/32	1,000,000	986,106
OneMain Finance Corp., 6.50%, 3/15/33	1,625,000	1,554,867
OneMain Finance Corp., 6.75%, 9/15/33	2,050,000	1,968,210
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)	325,000	327,390
PRA Group, Inc., 8.375%, 2/1/28(1)	1,500,000	1,511,455
PRA Group, Inc., 8.875%, 1/31/30(1)	975,000	985,108
Rfna LP, 7.875%, 2/15/30(1)	2,700,000	2,582,666
SLM Corp., 3.125%, 11/2/26	2,225,000	2,205,780
SLM Corp., 6.50%, 1/31/30	325,000	319,266
Synchrony Financial, 7.25%, 2/2/33	1,125,000	1,149,863
TrueNoord Capital DAC, 8.75%, 3/1/30(1)	1,325,000	1,353,880
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, 5/1/27(1)	3,275,000	3,235,606
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28(1)	975,000	953,343
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	1,875,000	1,621,337
		60,023,932
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc., 5.625%, 3/31/32(1)	2,500,000	2,463,328
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)	2,225,000	2,254,199
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	325,000	310,199
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	2,525,000	2,473,153
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	775,000	767,190
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, 3/15/33(1)	550,000	554,128
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34(1)	2,550,000	2,497,971
Ingles Markets, Inc., 4.00%, 6/15/31(1)	1,950,000	1,819,697
Kroger Co., 5.00%, 9/15/34	900,000	888,929
Kroger Co., 5.50%, 9/15/54	900,000	836,415
Kroger Co., 5.65%, 9/15/64	1,175,000	1,090,261
United Natural Foods, Inc., 6.75%, 10/15/28(1)	539,000	539,923
		16,495,393
Containers and Packaging — 1.5%
Ardagh Group SA, 9.50%, 12/1/30(1)	705,000	739,766
Ardagh Group SA, 5.50% Cash plus 6.50% PIK, 12/1/30(1)	2,000,000	1,688,200
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 9/1/28(1)	900,000	856,683
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29(1)	1,800,000	1,649,505
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.25%, 1/30/31(1)	600,000	595,331
Ball Corp., 3.125%, 9/15/31	550,000	495,783
Ball Corp., 5.50%, 9/15/33	475,000	475,726
Clydesdale Acquisition Holdings, Inc., 6.875%, 1/15/30(1)	500,000	486,611
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	675,000	630,419
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)	2,650,000	2,510,434
Crown Americas LLC, 5.875%, 6/1/33	450,000	450,208
Mauser Packaging Solutions Holding Co., 7.875%, 4/15/30(1)	400,000	400,286
Mauser Packaging Solutions Holding Co., 9.25%, 4/15/30(1)	325,000	302,243
OI European Group BV, 4.75%, 2/15/30(1)	2,550,000	2,381,413
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	2,906,000	2,913,887
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	1,775,000	1,701,964
Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)	1,100,000	1,042,499
Sealed Air Corp., 4.00%, 12/1/27(1)	689,000	687,707
Sealed Air Corp., 5.00%, 4/15/29(1)	1,900,000	1,915,438
Sealed Air Corp., 6.50%, 7/15/32(1)	475,000	498,553

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	$725,000	$760,707
TriMas Corp., 4.125%, 4/15/29(1)	1,275,000	1,214,226
Trivium Packaging Finance BV, 8.25%, 7/15/30(1)	1,518,000	1,589,426
Trivium Packaging Finance BV, 12.25%, 1/15/31(1)	2,250,000	2,437,850
		28,424,865
Distributors — 0.2%
Performance Food Group, Inc., 4.25%, 8/1/29(1)	1,475,000	1,418,035
Performance Food Group, Inc., 6.125%, 9/15/32(1)	1,200,000	1,203,716
Performance Food Group, Inc., 5.625%, 3/1/34(1)	300,000	289,679
RB Global Holdings, Inc., 7.75%, 3/15/31(1)	775,000	803,715
		3,715,145
Diversified Consumer Services — 0.3%
Carriage Services, Inc., 4.25%, 5/15/29(1)	1,250,000	1,188,561
Service Corp. International, 5.125%, 6/1/29	75,000	74,565
Service Corp. International, 4.00%, 5/15/31	2,825,000	2,635,246
Service Corp. International, 5.75%, 10/15/32	1,600,000	1,598,922
		5,497,294
Diversified REITs — 2.2%
Brandywine Operating Partnership LP, 6.125%, 1/15/31	650,000	580,373
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	5,950,000	5,621,209
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	3,875,000	3,610,338
MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	1,550,000	1,207,062
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	1,045,000	683,952
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	2,100,000	2,130,664
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	950,000	946,478
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 5/15/29(1)	1,450,000	1,392,886
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	1,125,000	1,139,511
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(1)	750,000	751,968
Prologis LP, 5.25%, 6/15/53	663,000	618,409
Prologis LP, 5.25%, 3/15/54	475,000	443,358
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/28(1)	375,000	383,104
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29(1)	950,000	921,463
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)	2,000,000	2,037,682
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 6/15/33(1)	725,000	738,765
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 3/15/34(1)	775,000	765,424
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	600,000	597,463
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	2,675,000	2,507,321
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30(1)	3,169,000	2,984,062
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 4/15/28(1)	1,250,000	1,244,299
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29(1)	2,750,000	2,673,285
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32(1)	4,175,000	4,255,163
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32(1)	350,000	356,720
XHR LP, 4.875%, 6/1/29(1)	1,075,000	1,042,064
XHR LP, 6.625%, 5/15/30(1)	650,000	657,056
		40,290,079
Diversified Telecommunication Services — 4.0%
Altice France SA, 9.50%, 11/1/29(1)	3,145,208	3,180,469
Altice France SA, 6.875%, 10/15/30(1)	1,365,921	1,307,792
Altice France SA, 6.50%, 10/15/31(1)	1,308,819	1,242,667
Altice France SA, 6.50%, 4/15/32(1)	3,425,063	3,248,309
Altice France SA, 6.875%, 7/15/32(1)	3,734,759	3,542,170

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
APLD ComputeCo LLC, 9.25%, 12/15/30(1)	$5,350,000	$5,516,931
AT&T, Inc., 3.55%, 9/15/55	1,025,000	667,128
AT&T, Inc., 6.00%, 4/30/56	2,570,000	2,516,235
Black Pearl Compute LLC, 6.125%, 2/15/31(1)	1,700,000	1,732,380
Cipher Compute LLC, 7.125%, 11/15/30(1)	2,000,000	2,074,558
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 6/15/27(1)	875,000	866,121
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 6/15/27(1)	475,000	469,358
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	2,000,000	2,103,580
Embarq LLC, 8.00%, 6/1/36	1,740,000	557,984
Fibercop SpA, 6.375%, 11/15/33(1)	1,262,000	1,250,162
Fibercop SpA, 6.00%, 9/30/34(1)	1,509,000	1,439,263
Flash Compute LLC, 7.25%, 12/31/30(1)	1,100,000	1,108,845
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	2,150,000	2,150,824
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	2,900,000	2,905,498
Frontier Communications Holdings LLC, 5.875%, 11/1/29	1,735,398	1,747,015
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	1,950,000	1,962,913
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	525,000	539,092
Frontier North, Inc., 6.73%, 2/15/28	700,000	725,988
Hughes Satellite Systems Corp., 6.625%, 8/1/26	775,000	583,877
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	1,650,000	1,600,309
Level 3 Financing, Inc., 3.625%, 1/15/29(1)	50,000	47,000
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	1,200,000	1,117,500
Level 3 Financing, Inc., 6.875%, 6/30/33(1)	575,000	585,989
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	2,125,000	2,176,714
Level 3 Financing, Inc., 8.50%, 1/15/36(1)	1,150,000	1,201,016
Lumen Technologies, Inc., 6.875%, 1/15/28	425,000	425,355
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	1,800,000	1,695,473
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	650,000	616,355
Sable International Finance Ltd., 7.125%, 10/15/32(1)	1,200,000	1,186,517
SV RNO Property Owner 1 LLC, 5.875%, 3/1/31(1)	4,400,000	4,351,985
Telesat Canada/Telesat LLC, 5.625%, 12/6/26(1)	1,550,000	1,240,000
Telesat Canada/Telesat LLC, 4.875%, 6/1/27(1)	500,000	389,981
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(1)	800,000	375,473
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	4,425,000	4,627,829
WULF Compute LLC, 7.75%, 10/15/30(1)	3,725,000	3,938,498
Zayo Group Holdings, Inc., 5.75% Cash plus 0.50% PIK, 3/9/30(1)	2,960,250	2,944,620
Zayo Group Holdings, Inc., 7.125% Cash plus 1.875% PIK, 9/9/30(1)	960,798	898,567
		72,858,340
Electric Utilities — 3.3%
Alpha Generation LLC, 6.75%, 10/15/32(1)	2,625,000	2,665,327
Alpha Generation LLC, 6.25%, 1/15/34(1)	575,000	565,261
American Electric Power Co., Inc., VRN, 6.95%, 12/15/54	600,000	636,940
American Electric Power Co., Inc., VRN, 7.05%, 12/15/54	875,000	903,865
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	1,350,000	1,319,860
Constellation Energy Generation LLC, 4.625%, 2/1/29(1)	575,000	568,214
Constellation Energy Generation LLC, 5.00%, 2/1/31(1)	3,275,000	3,284,990
ContourGlobal Power Holdings SA, 6.75%, 2/28/30(1)	1,400,000	1,417,486
Edison International, VRN, 7.875%, 6/15/54	1,025,000	1,050,695
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	575,000	574,653
NRG Energy, Inc., 5.75%, 1/15/28	175,000	175,421
NRG Energy, Inc., 5.25%, 6/15/29(1)	1,767,000	1,750,395

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
NRG Energy, Inc., 5.75%, 7/15/29(1)	$3,420,000	$3,416,546
NRG Energy, Inc., 3.625%, 2/15/31(1)	1,060,000	976,659
NRG Energy, Inc., 3.875%, 2/15/32(1)	650,000	598,487
NRG Energy, Inc., 6.00%, 2/1/33(1)	3,425,000	3,428,065
NRG Energy, Inc., 7.00%, 3/15/33(1)	850,000	920,648
NRG Energy, Inc., 5.75%, 1/15/34(1)	3,350,000	3,306,733
NRG Energy, Inc., 6.25%, 11/1/34(1)	1,650,000	1,664,499
NRG Energy, Inc., 6.00%, 1/15/36(1)	5,100,000	5,056,661
PG&E Corp., 5.00%, 7/1/28	2,250,000	2,233,704
PG&E Corp., VRN, 7.375%, 3/15/55	3,250,000	3,273,544
PG&E Corp., VRN, 6.85%, 9/15/56	525,000	518,996
Talen Energy Supply LLC, 8.625%, 6/1/30(1)	2,175,000	2,282,743
Talen Energy Supply LLC, 6.25%, 2/1/34(1)	4,175,000	4,131,427
Talen Energy Supply LLC, 6.50%, 2/1/36(1)	1,625,000	1,637,156
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	3,083,000	3,084,385
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	850,000	847,400
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	750,000	732,621
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	2,925,000	3,065,288
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	4,125,000	4,271,592
VoltaGrid LLC, 7.375%, 11/1/30(1)	285,000	294,482
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)	425,000	449,265
		61,104,008
Electrical Equipment — 0.1%
Atkore, Inc., 4.25%, 6/1/31(1)	625,000	586,789
WESCO Distribution, Inc., 5.25%, 4/15/31(1)	500,000	498,265
WESCO Distribution, Inc., 5.50%, 4/15/34(1)	775,000	765,196
		1,850,250
Electronic Equipment, Instruments and Components — 1.0%
Coherent Corp., 5.00%, 12/15/29(1)	3,700,000	3,632,411
Imola Merger Corp., 4.75%, 5/15/29(1)	6,990,000	6,798,465
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	650,000	627,916
Sensata Technologies BV, 4.00%, 4/15/29(1)	1,808,000	1,745,994
Sensata Technologies BV, 5.875%, 9/1/30(1)	1,000,000	1,002,433
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	375,000	348,098
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	600,000	612,423
TTM Technologies, Inc., 4.00%, 3/1/29(1)	1,675,000	1,610,025
Zebra Technologies Corp., 6.50%, 6/1/32(1)	1,825,000	1,838,899
		18,216,664
Energy Equipment and Services — 2.4%
Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32(1)	100,000	102,022
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34(1)	625,000	619,255
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(1)	3,542,683	3,635,878
Borr IHC Ltd./Borr Finance LLC, 10.375%, 11/15/30(1)	1,083,495	1,100,711
Bristow Group, Inc., 6.75%, 2/1/33(1)	1,450,000	1,466,605
Enerflex, Inc., 6.875%, 1/15/31(1)	1,000,000	1,021,675
Global Marine, Inc., 7.00%, 6/1/28	2,625,000	2,651,762
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	1,300,000	1,367,412
Kodiak Gas Services LLC, 5.875%, 4/1/31(1)	1,315,000	1,322,328
Kodiak Gas Services LLC, 6.50%, 10/1/33(1)	400,000	404,597
Nabors Industries, Inc., 9.125%, 1/31/30(1)	221,000	232,174
Nabors Industries, Inc., 8.875%, 8/15/31(1)	1,899,000	1,979,540

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Nabors Industries, Inc., 7.625%, 11/15/32(1)	$650,000	$665,787
Noble Finance II LLC, 8.00%, 4/15/30(1)	2,425,000	2,498,021
Precision Drilling Corp., 6.875%, 1/15/29(1)	1,500,000	1,511,979
SESI LLC, 7.875%, 9/30/30(1)	875,000	892,865
Star Holding LLC, 8.75%, 8/1/31(1)	800,000	812,628
Transocean Aquila Ltd., 8.00%, 9/30/28(1)	553,846	569,518
Transocean International Ltd., 8.25%, 5/15/29(1)	2,500,000	2,584,698
Transocean International Ltd., 8.75%, 2/15/30(1)	419,125	437,195
Transocean International Ltd., 7.50%, 4/15/31	2,475,000	2,531,410
Transocean International Ltd., 8.50%, 5/15/31(1)	1,950,000	2,046,355
Transocean International Ltd., 7.875%, 10/15/32(1)	100,000	106,919
Transocean International Ltd., 6.80%, 3/15/38	5,125,000	4,927,139
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	2,000,000	2,047,532
USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/1/33(1)	1,875,000	1,872,159
Valaris Ltd., 8.375%, 4/30/30(1)	2,275,000	2,358,506
Weatherford International Ltd., 6.75%, 10/15/33(1)	1,700,000	1,738,112
		43,504,782
Entertainment — 1.1%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	400,000	164,004
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	2,769,000	1,972,779
Cinemark USA, Inc., 5.25%, 7/15/28(1)	1,725,000	1,711,477
Cinemark USA, Inc., 7.00%, 8/1/32(1)	875,000	899,856
Discovery Global Holdings, Inc., 3.76%, 3/15/27	200,000	197,550
Discovery Global Holdings, Inc., 4.05%, 3/15/29	1,475,000	1,427,984
Discovery Global Holdings, Inc., 4.05%, 3/15/29	521,000	494,950
Discovery Global Holdings, Inc., 5.05%, 3/15/42	5,275,000	3,488,388
Discovery Global Holdings, Inc., 5.14%, 3/15/52	264,000	160,710
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	2,275,000	2,262,463
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	925,000	902,853
Muvico LLC, 9.00% Cash plus 6.00% PIK, 2/19/29(1)	4,069,675	3,862,287
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)(4)	1,075,000	1,114,500
OAK-Eagle Acquireco, Inc., 8.75%, 7/1/34(1)(4)	900,000	942,792
Playtika Holding Corp., 4.25%, 3/15/29(1)	1,200,000	937,680
Starz Capital Holdings LLC, 5.50%, 4/15/29(1)	250,000	205,000
		20,745,273
Financial Services — 2.4%
Block, Inc., 5.625%, 8/15/30(1)	1,400,000	1,393,055
Block, Inc., 6.50%, 5/15/32	200,000	201,951
Block, Inc., 6.00%, 8/15/33(1)	1,325,000	1,304,480
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	200,000	188,344
Burford Capital Global Finance LLC, 7.50%, 7/15/33(1)	675,000	562,808
Burford Capital Global Finance LLC, 8.50%, 1/15/34(1)	200,000	172,000
HA Sustainable Infrastructure Capital, Inc., VRN, 7.125%, 11/15/56	525,000	522,674
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 8.75%, 5/1/29(1)	885,000	823,957
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 9.50%, 5/30/29(1)	400,000	376,971
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(1)	2,350,000	2,192,107
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	1,479,000	1,480,952
Jefferson Capital Holdings LLC, 9.50%, 2/15/29(1)	1,775,000	1,863,695
Jefferson Capital Holdings LLC, 8.25%, 5/15/30(1)	2,525,000	2,634,191
Kinetik Holdings LP, 6.625%, 12/15/28(1)	575,000	585,024
Kinetik Holdings LP, 5.875%, 6/15/30(1)	900,000	903,838

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	$1,200,000	$1,165,553
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	600,000	559,683
Mobius Merger Sub, Inc., 9.00%, 6/1/30(1)	250,000	176,507
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(1)	1,401,284	1,073,531
MPH Acquisition Holdings LLC, 6.00% Cash plus 0.75% PIK, 3/31/31(1)	1,034,649	694,229
MPH Acquisition Holdings LLC, 6.50% Cash plus 5.00% PIK, 12/31/30(1)	1,616,238	1,462,587
NCR Atleos Corp., 9.50%, 4/1/29(1)	2,550,000	2,731,056
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)	475,000	391,252
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	2,200,000	2,086,508
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	1,775,000	1,816,830
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	800,000	795,620
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	1,275,000	1,181,253
PennyMac Financial Services, Inc., 6.875%, 5/15/32(1)	1,325,000	1,279,973
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	1,802,000	1,725,680
PennyMac Financial Services, Inc., 6.75%, 2/15/34(1)	1,850,000	1,733,216
Rocket Cos., Inc., 6.50%, 8/1/29(1)	950,000	961,880
Rocket Cos., Inc., 7.125%, 2/1/32(1)	775,000	799,465
Rocket Cos., Inc., 6.375%, 8/1/33(1)	4,594,000	4,649,100
Sabre GLBL, Inc., 11.125%, 7/15/30(1)	675,000	573,757
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)	1,225,000	1,267,026
Walker & Dunlop, Inc., 6.625%, 4/1/33(1)	550,000	538,170
WEX, Inc., 6.50%, 3/15/33(1)	1,500,000	1,470,535
		44,339,458
Food Products — 1.3%
B&G Foods, Inc., 8.00%, 9/15/28(1)	1,100,000	1,084,552
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	550,000	513,375
Chobani Holdco II LLC, 9.50% PIK, 10/1/29(1)	491,152	523,762
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(1)	600,000	613,864
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	700,000	700,564
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	1,450,000	1,461,300
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)	1,175,000	1,199,641
HLF Financing SARL LLC/Herbalife International, Inc., 12.25%, 4/15/29(1)	819,000	873,868
HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)	825,000	772,678
Industrial F&B Investments III, Inc., 7.75%, 2/11/33(1)	225,000	227,532
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 2/15/29(1)	2,750,000	2,866,325
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	1,375,000	1,309,992
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	1,450,000	1,348,525
Post Holdings, Inc., 4.625%, 4/15/30(1)	350,000	336,247
Post Holdings, Inc., 4.50%, 9/15/31(1)	475,000	442,204
Post Holdings, Inc., 6.25%, 2/15/32(1)	600,000	606,953
Post Holdings, Inc., 6.375%, 3/1/33(1)	875,000	862,792
Post Holdings, Inc., 6.25%, 10/15/34(1)	500,000	490,073
Post Holdings, Inc., 6.50%, 3/15/36(1)	2,075,000	2,034,176
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	1,575,000	1,516,853
U.S. Foods, Inc., 6.875%, 9/15/28(1)	1,025,000	1,048,889
U.S. Foods, Inc., 7.25%, 1/15/32(1)	850,000	880,615
U.S. Foods, Inc., 5.75%, 4/15/33(1)	825,000	822,136
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)	1,275,000	1,264,818
		23,801,734
Gas Utilities — 0.2%
AltaGas Ltd., VRN, 7.20%, 10/15/54(1)	150,000	152,498

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 5/20/27	$2,226,000	$2,242,386
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 6/1/30(1)	175,000	186,103
Excelerate Energy LP, 8.00%, 5/15/30(1)	1,900,000	1,989,815
		4,570,802
Ground Transportation — 1.4%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 5/21/30(1)	2,900,000	2,966,053
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	650,000	647,963
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	1,425,000	1,391,395
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	850,000	813,796
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(1)	1,600,000	1,592,651
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	1,650,000	1,671,780
Hertz Corp., 4.625%, 12/1/26(1)	450,000	408,191
Hertz Corp., 12.625%, 7/15/29(1)	1,100,000	966,101
Hertz Corp., 5.00%, 12/1/29(1)	525,000	222,322
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,550,000	1,517,300
RXO, Inc., 6.375%, 5/15/31(1)	325,000	312,653
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(1)	500,000	510,912
United Rentals North America, Inc., 4.875%, 1/15/28	325,000	323,805
United Rentals North America, Inc., 4.00%, 7/15/30	2,825,000	2,685,432
United Rentals North America, Inc., 3.875%, 2/15/31	800,000	752,568
United Rentals North America, Inc., 3.75%, 1/15/32	1,150,000	1,055,439
United Rentals North America, Inc., 5.375%, 11/15/33(1)	725,000	705,736
United Rentals North America, Inc., 6.125%, 3/15/34(1)	1,500,000	1,520,756
Vortex Opco LLC, 8.00%, 4/30/30(1)(2)(3)	1,219,158	3,487
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	2,125,000	2,184,489
XPO, Inc., 6.25%, 6/1/28(1)	725,000	735,326
XPO, Inc., 7.125%, 6/1/31(1)	375,000	386,520
XPO, Inc., 7.125%, 2/1/32(1)	1,500,000	1,548,166
		24,922,841
Health Care Equipment and Supplies — 0.8%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	2,850,000	2,783,348
Avantor Funding, Inc., 3.875%, 11/1/29(1)	2,825,000	2,652,472
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	2,200,000	2,274,250
Insulet Corp., 6.50%, 4/1/33(1)	1,200,000	1,225,724
Medline Borrower LP, 5.25%, 10/1/29(1)	3,052,000	3,026,969
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,150,000	1,173,268
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	1,425,000	1,473,768
		14,609,799
Health Care Providers and Services — 3.4%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	1,300,000	1,295,316
Accendra Health, Inc., 4.50%, 3/31/29(1)	625,000	377,910
Accendra Health, Inc., 6.625%, 4/1/30(1)	820,000	390,841
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	750,000	742,285
CHS/Community Health Systems, Inc., 6.875%, 4/1/28(1)	350,000	341,430
CHS/Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,225,000	1,212,266
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)	3,423,000	3,295,212
CHS/Community Health Systems, Inc., 6.125%, 4/1/30(1)	2,275,000	1,980,557
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	2,250,000	2,122,025
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	1,728,000	1,594,035
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	1,920,000	2,062,293
CHS/Community Health Systems, Inc., 9.75%, 1/15/34(1)	2,500,000	2,597,795

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
CVS Health Corp., VRN, 6.75%, 12/10/54	$600,000	$607,769
CVS Health Corp., VRN, 7.00%, 3/10/55	2,100,000	2,165,663
DaVita, Inc., 4.625%, 6/1/30(1)	3,200,000	3,078,721
DaVita, Inc., 3.75%, 2/15/31(1)	125,000	114,691
DaVita, Inc., 6.875%, 9/1/32(1)	150,000	153,795
DaVita, Inc., 6.75%, 7/15/33(1)	875,000	890,853
Encompass Health Corp., 4.75%, 2/1/30	1,890,000	1,850,269
Global Medical Response, Inc., 7.375%, 10/1/32(1)	400,000	415,718
IQVIA, Inc., 6.50%, 5/15/30(1)	775,000	791,735
IQVIA, Inc., 6.25%, 6/1/32(1)	1,125,000	1,143,834
LifePoint Health, Inc., 5.375%, 1/15/29(1)	1,175,000	1,134,049
LifePoint Health, Inc., 11.00%, 10/15/30(1)	1,175,000	1,265,146
LifePoint Health, Inc., 8.375%, 2/15/32(1)	850,000	908,346
LifePoint Health, Inc., 10.00%, 6/1/32(1)	1,575,000	1,610,406
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	1,478,000	1,430,103
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	925,000	827,630
Molina Healthcare, Inc., 6.50%, 2/15/31(1)	800,000	787,484
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	325,000	282,539
Molina Healthcare, Inc., 6.25%, 1/15/33(1)	450,000	436,595
Radiology Partners, Inc., 8.50%, 7/15/32(1)	600,000	609,072
Select Medical Corp., 6.25%, 12/1/32(1)	900,000	858,625
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	1,775,000	1,745,576
Team Health Holdings, Inc., 8.375%, 6/30/28(1)	450,000	444,551
TEAM Services Holding, Inc., 9.00%, 2/15/33(1)	500,000	490,647
Tenet Healthcare Corp., 5.125%, 11/1/27	3,550,000	3,548,691
Tenet Healthcare Corp., 4.625%, 6/15/28	504,000	499,816
Tenet Healthcare Corp., 6.125%, 10/1/28	3,203,000	3,212,287
Tenet Healthcare Corp., 4.25%, 6/1/29	2,150,000	2,086,094
Tenet Healthcare Corp., 4.375%, 1/15/30	425,000	411,896
Tenet Healthcare Corp., 6.125%, 6/15/30	3,600,000	3,627,907
Tenet Healthcare Corp., 6.75%, 5/15/31	1,775,000	1,815,342
Tenet Healthcare Corp., 5.50%, 11/15/32(1)	2,335,000	2,315,075
Tenet Healthcare Corp., 6.00%, 11/15/33(1)	600,000	607,582
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	1,550,000	1,499,312
		61,679,784
Health Care REITs — 0.0%
Diversified Healthcare Trust, 7.25%, 10/15/30(1)	350,000	353,445
Health Care Technology — 0.4%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	7,157,000	6,725,388
Hotel & Resort REITs — 0.1%
Service Properties Trust, 4.95%, 2/15/27	119,000	119,507
Service Properties Trust, 5.50%, 12/15/27	550,000	551,275
Service Properties Trust, 0.00%, 9/30/28(1)(5)	225,000	204,985
Service Properties Trust, 4.95%, 10/1/29	1,250,000	1,133,482
Service Properties Trust, 4.375%, 2/15/30	600,000	533,454
		2,542,703
Hotels, Restaurants and Leisure — 7.0%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	675,000	666,007
1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/29(1)	1,250,000	1,270,912
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	6,350,000	5,971,859
Affinity Interactive, 6.875%, 12/15/27(1)	1,850,000	1,120,200

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 9.50%, 7/1/32(1)	$1,425,000	$1,293,903
Boyd Gaming Corp., 4.75%, 12/1/27	575,000	569,341
Boyd Gaming Corp., 4.75%, 6/15/31(1)	3,271,000	3,112,909
Boyne USA, Inc., 4.75%, 5/15/29(1)	575,000	558,038
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	2,151,000	2,069,972
Carnival Corp., 6.65%, 1/15/28	775,000	794,427
Carnival Corp., 5.125%, 5/1/29(1)	1,075,000	1,067,697
Carnival Corp., 7.00%, 8/15/29(1)	725,000	752,464
Carnival Corp., 5.875%, 6/15/31(1)	1,850,000	1,873,904
Carnival Corp., 5.75%, 8/1/32(1)	3,700,000	3,703,422
Carnival Corp., 6.125%, 2/15/33(1)	3,825,000	3,865,277
Churchill Downs, Inc., 5.50%, 4/1/27(1)	1,725,000	1,723,741
Churchill Downs, Inc., 4.75%, 1/15/28(1)	350,000	345,474
Churchill Downs, Inc., 5.75%, 4/1/30(1)	1,260,000	1,246,717
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	2,500,000	2,337,043
Full House Resorts, Inc., 8.25%, 2/15/28(1)	2,225,000	2,030,312
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)(2)(3)	2,650,000	1,298,500
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	525,000	502,808
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	4,775,000	4,485,294
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/33(1)	1,875,000	1,887,516
Hilton Domestic Operating Co., Inc., 5.75%, 9/15/33(1)	1,450,000	1,444,599
Hilton Domestic Operating Co., Inc., 5.50%, 3/31/34(1)	1,025,000	1,002,206
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)	2,250,000	2,137,747
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/1/31(1)	2,650,000	2,393,546
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	2,325,000	2,175,874
Life Time, Inc., 6.00%, 11/15/31(1)	2,175,000	2,193,396
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	625,000	637,422
Light & Wonder International, Inc., 6.25%, 10/1/33(1)	350,000	343,164
Lindblad Expeditions LLC, 7.00%, 9/15/30(1)	750,000	766,197
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(1)	450,000	427,004
Marriott Ownership Resorts, Inc., 6.50%, 10/1/33(1)	1,475,000	1,403,858
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	1,000,000	961,328
Melco Resorts Finance Ltd., 7.625%, 4/17/32(1)	1,400,000	1,421,876
Melco Resorts Finance Ltd., 6.50%, 9/24/33(1)	1,200,000	1,152,817
Merlin Entertainments Group U.S. Holdings, Inc., 7.375%, 2/15/31(1)	550,000	459,432
MGM China Holdings Ltd., 5.875%, 5/15/26(1)	500,000	498,007
MGM China Holdings Ltd., 4.75%, 2/1/27(1)	1,225,000	1,211,531
MGM Resorts International, 5.50%, 4/15/27	389,000	389,994
MGM Resorts International, 6.50%, 4/15/32	2,250,000	2,269,867
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	975,000	946,110
Motion Bondco DAC, 6.625%, 11/15/27(1)	975,000	937,680
Motion Finco SARL, 8.375%, 2/15/32(1)	1,400,000	1,158,353
NCL Corp. Ltd., 7.75%, 2/15/29(1)	2,175,000	2,265,748
NCL Corp. Ltd., 5.875%, 1/15/31(1)	325,000	315,954
NCL Corp. Ltd., 6.75%, 2/1/32(1)	1,625,000	1,613,857
NCL Corp. Ltd., 6.25%, 9/15/33(1)	250,000	242,758
NCL Finance Ltd., 6.125%, 3/15/28(1)	1,825,000	1,841,584
Penn Entertainment, Inc., 4.125%, 7/1/29(1)	3,175,000	2,971,112
Penn Entertainment, Inc., 6.75%, 4/1/31(1)	875,000	850,797
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	1,735,000	1,060,519
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	1,825,000	1,006,031

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	$2,450,000	$2,459,525
Royal Caribbean Cruises Ltd., 5.625%, 9/30/31(1)	2,300,000	2,323,238
Royal Caribbean Cruises Ltd., 6.25%, 3/15/32(1)	1,500,000	1,533,857
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	2,320,000	2,343,750
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	1,825,000	1,744,224
Six Flags Entertainment Corp., 7.25%, 5/15/31(1)	300,000	289,175
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 6.50%, 10/1/28	1,500,000	1,498,468
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 7/15/29	800,000	765,667
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.625%, 1/15/32(1)	3,048,000	3,055,005
Station Casinos LLC, 4.50%, 2/15/28(1)	475,000	465,822
Station Casinos LLC, 4.625%, 12/1/31(1)	700,000	654,283
Studio City Finance Ltd., 5.00%, 1/15/29(1)	1,275,000	1,196,681
TKC Holdings, Inc., 8.50%, 8/15/30(1)	1,525,000	1,538,794
TKC Holdings, Inc., 12.00%, 2/15/31(1)	1,475,000	1,522,564
Travel & Leisure Co., 6.625%, 7/31/26(1)	1,025,000	1,026,474
Travel & Leisure Co., 4.625%, 3/1/30(1)	600,000	572,808
Travel & Leisure Co., 6.125%, 9/1/33(1)	1,100,000	1,086,525
Viking Cruises Ltd., 7.00%, 2/15/29(1)	1,500,000	1,503,516
Viking Cruises Ltd., 9.125%, 7/15/31(1)	1,700,000	1,794,316
Viking Cruises Ltd., 5.875%, 10/15/33(1)	567,000	560,211
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	1,375,000	1,373,665
VOC Escrow Ltd., 5.00%, 2/15/28(1)	1,600,000	1,594,172
Wyndham Hotels & Resorts, Inc., 5.625%, 3/1/33(1)	775,000	763,334
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	1,375,000	1,370,796
Wynn Macau Ltd., 5.625%, 8/26/28(1)	1,000,000	983,039
Wynn Macau Ltd., 5.125%, 12/15/29(1)	1,800,000	1,727,408
Wynn Macau Ltd., 6.75%, 2/15/34(1)	2,550,000	2,490,900
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	2,503,000	2,471,928
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/31(1)	400,000	419,518
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, 3/15/33(1)	1,325,000	1,312,564
Yum! Brands, Inc., 5.375%, 4/1/32	3,300,000	3,276,633
		128,766,965
Household Durables — 2.5%
Adams Homes, Inc., 9.25%, 10/15/28(1)	4,875,000	5,038,478
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 8/1/29(1)	700,000	661,943
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	1,850,000	1,718,659
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	1,225,000	1,183,614
Beazer Homes USA, Inc., 5.875%, 10/15/27	425,000	423,344
Beazer Homes USA, Inc., 7.25%, 10/15/29	2,425,000	2,425,001
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)	875,000	860,643
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	1,425,000	1,353,373
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/30(1)	400,000	367,751
Century Communities, Inc., 3.875%, 8/15/29(1)	1,325,000	1,244,610
Century Communities, Inc., 6.625%, 9/15/33(1)	1,150,000	1,128,059
Dream Finders Homes, Inc., 8.25%, 8/15/28(1)	1,450,000	1,474,699
Dream Finders Homes, Inc., 6.875%, 9/15/30(1)	775,000	742,369
Empire Communities Corp., 9.75%, 5/1/29(1)	1,150,000	1,156,146
Installed Building Products, Inc., 5.625%, 2/1/34(1)	500,000	489,148
K Hovnanian Enterprises, Inc., 8.00%, 4/1/31(1)	475,000	470,288
K Hovnanian Enterprises, Inc., 8.375%, 10/1/33(1)	700,000	693,040
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	16,921

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
KB Home, 7.25%, 7/15/30	$800,000	$815,886
KB Home, 4.00%, 6/15/31	1,775,000	1,638,988
LGI Homes, Inc., 8.75%, 12/15/28(1)	1,250,000	1,279,696
LGI Homes, Inc., 4.00%, 7/15/29(1)	700,000	624,241
LGI Homes, Inc., 7.00%, 11/15/32(1)	775,000	719,791
Mattamy Group Corp., 4.625%, 3/1/30(1)	1,325,000	1,260,831
Newell Brands, Inc., 6.375%, 9/15/27	800,000	806,411
Newell Brands, Inc., 8.50%, 6/1/28(1)	425,000	438,919
Newell Brands, Inc., 6.625%, 9/15/29	900,000	879,349
Newell Brands, Inc., 6.375%, 5/15/30	750,000	720,532
Newell Brands, Inc., 6.625%, 5/15/32	575,000	550,867
Newell Brands, Inc., 7.375%, 4/1/36	2,175,000	2,004,538
Newell Brands, Inc., 7.50%, 4/1/46	625,000	502,238
Risewell Homes, Inc., 9.25%, 10/1/29(1)	650,000	657,408
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/28	1,025,000	1,008,258
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 4/1/29	1,775,000	1,720,304
Somnigroup International, Inc., 4.00%, 4/15/29(1)	425,000	409,002
Somnigroup International, Inc., 3.875%, 10/15/31(1)	725,000	659,756
STL Holding Co. LLC, 8.75%, 2/15/29(1)	1,125,000	1,163,194
SWF Holdings I Corp., 6.50%, 10/1/29(1)	950,000	180,500
TopBuild Corp., 4.125%, 2/15/32(1)	750,000	692,172
Tri Pointe Homes, Inc., 5.25%, 6/1/27	500,000	499,793
Whirlpool Corp., 4.75%, 2/26/29	250,000	239,806
Whirlpool Corp., 6.125%, 6/15/30	875,000	855,038
Whirlpool Corp., 4.70%, 5/14/32	225,000	195,556
Whirlpool Corp., 5.50%, 3/1/33	522,000	468,778
Whirlpool Corp., 6.50%, 6/15/33	1,025,000	972,349
Whirlpool Corp., 5.15%, 3/1/43	1,300,000	979,660
Whirlpool Corp., 4.50%, 6/1/46	743,000	490,597
Whirlpool Corp., 4.60%, 5/15/50	300,000	199,910
		45,082,454
Household Products — 0.1%
Central Garden & Pet Co., 4.125%, 10/15/30	200,000	188,290
Central Garden & Pet Co., 4.125%, 4/30/31(1)	900,000	839,355
		1,027,645
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp., VRN, 7.60%, 1/15/55	1,315,000	1,305,063
AES Corp., VRN, 6.95%, 7/15/55	500,000	466,990
Clearway Energy Operating LLC, 5.75%, 1/15/34(1)	900,000	885,056
Lightning Power LLC, 7.25%, 8/15/32(1)	2,425,000	2,522,601
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	280,000	277,058
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	1,129,000	1,081,920
TransAlta Corp., 5.875%, 2/1/34	1,275,000	1,270,275
		7,808,963
Insurance — 1.3%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29(1)	1,700,000	1,681,830
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	1,575,000	1,487,847
Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29(1)	1,500,000	1,487,152
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29(1)	565,000	531,100
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/6/30(1)	2,250,000	2,261,990
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/1/32(1)	200,000	192,919
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.50%, 10/1/31(1)	300,000	294,959

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.375%, 10/1/32(1)	$1,244,000	$1,233,676
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)	375,000	356,030
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)	1,675,000	1,516,168
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	1,150,000	1,194,031
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	2,475,000	2,404,642
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/31(1)	1,850,000	1,860,581
Genworth Holdings, Inc., VRN, 5.92%, (3-month SOFR plus 2.26%), 11/15/66	250,000	203,333
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.125%, 2/15/32(1)	800,000	750,292
HUB International Ltd., 5.625%, 12/1/29(1)	975,000	946,618
HUB International Ltd., 7.25%, 6/15/30(1)	1,000,000	1,024,979
MBIA Insurance Corp., 15.19%, 1/15/33(1)(2)(3)	125,000	406
Nassau Cos., of New York, 7.875%, 7/15/30(1)	1,400,000	1,280,109
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	1,675,000	1,681,472
Ryan Specialty LLC, 5.875%, 8/1/32(1)	1,425,000	1,409,567
		23,799,701
Interactive Media and Services — 0.3%
Alphabet, Inc., 5.65%, 2/15/56	400,000	398,999
Arches Buyer, Inc., 4.25%, 6/1/28(1)	1,400,000	1,353,595
Snap, Inc., 6.875%, 3/1/33(1)	4,300,000	4,063,888
		5,816,482
IT Services — 0.2%
ASGN, Inc., 4.625%, 5/15/28(1)	2,133,000	2,066,852
CoreWeave, Inc., 9.25%, 6/1/30(1)	275,000	267,469
CoreWeave, Inc., 9.00%, 2/1/31(1)	1,450,000	1,381,515
		3,715,836
Leisure Products — 0.2%
Acushnet Co., 5.625%, 12/1/33(1)	750,000	746,071
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	2,375,000	1,765,611
Mattel, Inc., 5.45%, 11/1/41	525,000	476,302
		2,987,984
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	550,000	537,962
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	758,000	705,711
		1,243,673
Machinery — 0.6%
Allison Transmission, Inc., 4.75%, 10/1/27(1)	225,000	223,735
Allison Transmission, Inc., 3.75%, 1/30/31(1)	1,200,000	1,117,813
Allison Transmission, Inc., 5.875%, 12/1/33(1)	1,125,000	1,118,716
Columbus McKinnon Corp., 7.125%, 2/1/33(1)	850,000	850,404
Esab Corp., 5.625%, 4/1/31(1)	1,025,000	1,034,748
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	2,034,000	2,064,144
Manitowoc Co., Inc., 9.25%, 10/1/31(1)	875,000	914,837
Terex Corp., 5.00%, 5/15/29(1)	2,150,000	2,119,611
Trinity Industries, Inc., 7.75%, 7/15/28(1)	2,075,000	2,128,242
		11,572,250
Media — 9.2%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30(1)	378,708	282,137
Altice Financing SA, 9.625%, 7/15/27(1)	1,400,000	1,040,798
Altice Financing SA, 5.00%, 1/15/28(1)	2,500,000	1,758,205
AMC Networks, Inc., 4.25%, 2/15/29	534,000	450,473
AMC Networks, Inc., 10.50%, 7/15/32(1)	1,092,000	1,078,829
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	412,000	411,806

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	$2,125,000	$2,097,104
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	4,225,000	4,240,671
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	1,008,000	919,381
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	8,875,000	8,031,538
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32	4,525,000	4,046,189
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 2/1/33(1)	2,875,000	2,885,779
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	4,875,000	4,247,751
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	4,650,000	3,982,370
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45	150,000	138,427
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	3,930,000	3,951,340
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	1,550,000	1,557,432
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,700,000	1,780,254
Clear Channel Outdoor Holdings, Inc., 7.125%, 2/15/31(1)	425,000	445,532
CSC Holdings LLC, 5.50%, 4/15/27(1)	3,100,000	2,692,332
CSC Holdings LLC, 5.375%, 2/1/28(1)	1,450,000	1,073,944
CSC Holdings LLC, 7.50%, 4/1/28(1)	1,200,000	661,727
CSC Holdings LLC, 11.25%, 5/15/28(1)	1,000,000	818,104
CSC Holdings LLC, 11.75%, 1/31/29(1)	3,025,000	2,189,404
CSC Holdings LLC, 6.50%, 2/1/29(1)	2,775,000	1,771,879
CSC Holdings LLC, 5.75%, 1/15/30(1)	2,048,000	779,635
CSC Holdings LLC, 4.125%, 12/1/30(1)	1,100,000	661,318
CSC Holdings LLC, 4.625%, 12/1/30(1)	2,865,000	1,014,188
CSC Holdings LLC, 3.375%, 2/15/31(1)	1,000,000	588,558
CSC Holdings LLC, 4.50%, 11/15/31(1)	2,175,000	1,292,817
CSC Holdings LLC, 5.00%, 11/15/31(1)	2,175,000	791,621
Directv Financing LLC, 8.875%, 2/1/30(1)	1,875,000	1,873,172
Directv Financing LLC, 8.875%, 2/1/30(1)	744,000	741,132
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	769,000	768,663
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(1)	7,034,000	7,186,070
Discovery Communications LLC, 3.95%, 3/20/28	575,000	563,644
Discovery Communications LLC, 4.125%, 5/15/29	3,450,000	3,334,169
Discovery Communications LLC, 3.625%, 5/15/30	2,575,000	2,397,262
Discovery Communications LLC, 5.00%, 9/20/37	475,000	344,026
Discovery Communications LLC, 6.35%, 6/1/40	250,000	184,455
DISH DBS Corp., 7.75%, 7/1/26	2,320,000	2,314,924
DISH DBS Corp., 5.25%, 12/1/26(1)	2,950,000	2,926,395
DISH DBS Corp., 7.375%, 7/1/28	1,225,000	1,189,716
DISH DBS Corp., 5.75%, 12/1/28(1)	3,200,000	3,096,952
DISH DBS Corp., 5.125%, 6/1/29	2,150,000	1,923,727
DISH Network Corp., 11.75%, 11/15/27(1)	4,450,000	4,587,015
EchoStar Corp., 10.75%, 11/30/29	5,750,000	6,214,978
EchoStar Corp., 6.75%, 11/30/30	3,884,578	3,927,339
EW Scripps Co., 9.875%, 8/15/30(1)	650,000	631,633
Gray Media, Inc., 4.75%, 10/15/30(1)	1,577,000	1,218,527
Gray Media, Inc., 5.375%, 11/15/31(1)	3,867,000	2,874,515
Gray Media, Inc., 9.625%, 7/15/32(1)	1,225,000	1,226,061
Gray Media, Inc., 7.25%, 8/15/33(1)	850,000	857,171
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	1,825,000	1,643,520
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	2,748,813	2,498,960
iHeartCommunications, Inc., 10.875%, 5/1/30(1)	2,970,000	1,906,369
iHeartCommunications, Inc., 7.75%, 8/15/30(1)	2,089,000	1,665,187

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
iHeartCommunications, Inc., 7.00%, 1/15/31(1)	$549,200	$421,511
Lamar Media Corp., 4.00%, 2/15/30	775,000	740,120
Lamar Media Corp., 5.375%, 11/1/33(1)	775,000	759,197
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	200,000	135,437
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	550,000	358,204
Liberty Interactive LLC, 8.25%, 2/1/30(2)	750,000	29,783
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	1,275,000	1,274,014
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	650,000	663,980
Midcontinent Communications, 8.00%, 8/15/32(1)	950,000	886,003
News Corp., 5.125%, 2/15/32(1)	1,100,000	1,075,978
Nexstar Media, Inc., 6.50%, 9/15/33(1)	3,725,000	3,755,634
Nexstar Media, Inc., 7.25%, 4/15/34(1)(4)	629,000	631,539
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	3,125,000	3,119,633
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29(1)	1,733,000	1,671,964
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)	1,875,000	1,810,174
Paramount Global, 2.90%, 1/15/27	38,000	37,363
Paramount Global, 3.375%, 2/15/28	670,000	649,506
Paramount Global, 4.20%, 6/1/29	843,000	805,267
Paramount Global, 7.875%, 7/30/30	350,000	365,522
Paramount Global, 4.95%, 1/15/31	3,315,000	3,072,038
Paramount Global, 4.20%, 5/19/32	379,000	325,073
Paramount Global, 6.875%, 4/30/36	400,000	351,087
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	625,000	461,245
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	275,000	238,563
Sinclair Television Group, Inc., 4.375%, 12/31/32(1)	750,000	584,531
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	1,150,000	1,170,125
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	825,000	820,306
Sirius XM Radio LLC, 5.00%, 8/1/27(1)	1,271,000	1,269,995
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	2,125,000	2,052,444
Sirius XM Radio LLC, 5.50%, 7/1/29(1)	1,150,000	1,146,898
Sirius XM Radio LLC, 4.125%, 7/1/30(1)	475,000	445,067
Sirius XM Radio LLC, 3.875%, 9/1/31(1)	2,875,000	2,612,882
Sirius XM Radio LLC, 5.875%, 4/15/32(1)	2,300,000	2,287,029
Sunrise FinCo I BV, 4.875%, 7/15/31(1)	3,150,000	3,002,312
Univision Communications, Inc., 8.00%, 8/15/28(1)	825,000	837,830
Univision Communications, Inc., 4.50%, 5/1/29(1)	2,900,000	2,726,599
Univision Communications, Inc., 7.375%, 6/30/30(1)	825,000	808,991
Univision Communications, Inc., 8.50%, 7/31/31(1)	1,850,000	1,860,462
Univision Communications, Inc., 9.375%, 8/1/32(1)	2,025,000	2,088,504
Virgin Media Finance PLC, 5.00%, 7/15/30(1)	2,450,000	2,010,361
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 3/15/33(1)	2,200,000	1,925,235
VZ Secured Financing BV, 5.00%, 1/15/32(1)	750,000	643,628
VZ Secured Financing BV, 7.50%, 1/15/33(1)	900,000	849,149
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	400,000	343,608
		168,901,916
Metals and Mining — 2.8%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	278,000	270,473
Alcoa Nederland Holding BV, 7.125%, 3/15/31(1)	2,550,000	2,668,083
Algoma Steel, Inc., 9.125%, 4/15/29(1)	1,193,000	1,065,019
Alumina Pty. Ltd., 6.125%, 3/15/30(1)	225,000	229,754
Alumina Pty. Ltd., 6.375%, 9/15/32(1)	275,000	282,691

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	$1,525,000	$1,589,686
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	1,420,000	1,536,088
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	1,325,000	1,179,626
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,545,000	1,542,691
Capstone Copper Corp., 6.75%, 3/31/33(1)	400,000	397,738
Century Aluminum Co., 6.875%, 8/1/32(1)	1,950,000	2,013,816
Champion Iron Canada, Inc., 7.875%, 7/15/32(1)	625,000	649,674
Cleveland-Cliffs, Inc., 6.875%, 11/1/29(1)	1,975,000	1,976,157
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	1,350,000	1,317,929
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	1,000,000	899,183
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	600,000	599,029
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	1,815,000	1,758,376
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	1,450,000	1,419,681
Commercial Metals Co., 4.125%, 1/15/30	775,000	738,938
Commercial Metals Co., 4.375%, 3/15/32	1,400,000	1,295,884
Commercial Metals Co., 5.75%, 11/15/33(1)	1,075,000	1,064,703
Commercial Metals Co., 6.00%, 12/15/35(1)	775,000	764,828
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	825,000	854,342
Constellium SE, 6.375%, 8/15/32(1)	750,000	758,700
First Quantum Minerals Ltd., 8.00%, 3/1/33(1)	1,475,000	1,539,314
First Quantum Minerals Ltd., 7.25%, 2/15/34(1)	1,125,000	1,146,208
First Quantum Minerals Ltd., 6.375%, 2/15/36(1)	1,400,000	1,347,902
Fortescue Treasury Pty. Ltd., 5.875%, 4/15/30(1)	363,000	367,682
Fortescue Treasury Pty. Ltd., 4.375%, 4/1/31(1)	1,763,000	1,667,348
Fortescue Treasury Pty. Ltd., 6.125%, 4/15/32(1)	3,075,000	3,144,887
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	950,000	950,000
IAMGOLD Corp., 5.75%, 10/15/28(1)	475,000	473,066
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(1)	400,000	427,710
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	1,803,000	1,705,064
Kaiser Aluminum Corp., 5.875%, 3/1/34(1)	1,000,000	983,118
Mineral Resources Ltd., 8.00%, 11/1/27(1)	875,000	886,961
Mineral Resources Ltd., 9.25%, 10/1/28(1)	300,000	311,107
Mineral Resources Ltd., 8.50%, 5/1/30(1)	1,392,000	1,432,168
Mineral Resources Ltd., 7.00%, 4/1/31(1)	700,000	715,974
Novelis Corp., 4.75%, 1/30/30(1)	1,650,000	1,562,159
Novelis Corp., 6.875%, 1/30/30(1)	825,000	832,797
Novelis Corp., 3.875%, 8/15/31(1)	525,000	468,126
Novelis Corp., 6.375%, 8/15/33(1)	400,000	392,679
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	2,175,000	2,115,917
Taseko Mines Ltd., 8.25%, 5/1/30(1)	1,108,000	1,156,541
TMS International Corp., 6.25%, 4/15/29(1)	725,000	700,415
		51,200,232
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	1,875,000	1,844,260
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29(1)	525,000	551,979
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	850,000	840,256
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	650,000	672,361
Rithm Capital Corp., 8.00%, 4/1/29(1)	2,075,000	2,040,411
Rithm Capital Corp., 8.00%, 7/15/30(1)	1,075,000	1,038,397
Starwood Property Trust, Inc., 6.00%, 4/15/30(1)	1,888,000	1,885,367
Starwood Property Trust, Inc., 6.50%, 7/1/30(1)	950,000	970,737
Starwood Property Trust, Inc., 6.50%, 10/15/30(1)	222,000	225,298
		10,069,066

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Oil, Gas and Consumable Fuels — 10.5%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	$1,100,000	$1,147,905
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	750,000	748,023
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/1/32(1)	646,000	662,527
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 10/15/33(1)	1,325,000	1,311,215
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 7/1/34(1)	1,400,000	1,380,542
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/1/27(1)	2,350,000	2,751,862
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 10/15/32(1)	525,000	532,917
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 7/15/33(1)	800,000	814,266
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	1,175,000	1,214,509
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(1)	400,000	415,779
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(1)	2,500,000	2,627,797
Buckeye Partners LP, 6.875%, 7/1/29(1)	1,550,000	1,596,159
Buckeye Partners LP, 6.75%, 2/1/30(1)	550,000	567,917
Buckeye Partners LP, 5.85%, 11/15/43	825,000	747,366
California Resources Corp., 8.25%, 6/15/29(1)	626,000	655,267
California Resources Corp., 7.00%, 1/15/34(1)	894,000	901,851
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 2/15/31(1)	225,000	239,166
Chord Energy Corp., 6.00%, 10/1/30(1)	475,000	481,584
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	2,100,000	2,169,865
CNX Resources Corp., 7.375%, 1/15/31(1)	800,000	822,508
CNX Resources Corp., 7.25%, 3/1/32(1)	425,000	438,209
CNX Resources Corp., 5.875%, 3/1/34(1)	1,075,000	1,047,681
Comstock Resources, Inc., 6.75%, 3/1/29(1)	1,633,000	1,613,123
Comstock Resources, Inc., 6.75%, 3/1/29(1)	100,000	98,905
Comstock Resources, Inc., 5.875%, 1/15/30(1)	2,690,000	2,606,232
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	4,350,000	4,244,306
Crescent Energy Finance LLC, 7.75%, 7/31/29(1)	1,100,000	1,108,976
Crescent Energy Finance LLC, 9.75%, 10/15/30(1)	775,000	833,590
Crescent Energy Finance LLC, 7.625%, 4/1/32(1)	875,000	888,457
Crescent Energy Finance LLC, 7.875%, 4/15/32(1)	4,488,000	4,588,518
Crescent Energy Finance LLC, 7.375%, 1/15/33(1)	1,725,000	1,725,853
Crescent Energy Finance LLC, 8.375%, 1/15/34(1)	940,000	983,494
CVR Energy, Inc., 7.50%, 2/15/31(1)	1,525,000	1,537,683
CVR Energy, Inc., 7.875%, 2/15/34(1)	100,000	100,418
DBR Land Holdings LLC, 6.25%, 12/1/30(1)	200,000	202,624
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,375,000	1,379,173
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	3,375,000	3,493,999
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.375%, 6/30/33(1)	1,600,000	1,614,355
Energy Transfer LP, VRN, 7.125%, 10/1/54	1,025,000	1,041,757
Energy Transfer LP, VRN, 6.50%, 2/15/56	1,775,000	1,754,790
Energy Transfer LP, VRN, 6.75%, 2/15/56	1,200,000	1,198,184
Expand Energy Corp., 5.875%, 2/1/29(1)	1,100,000	1,100,742
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/30	1,125,000	1,175,440
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	2,050,000	2,109,593
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 5/15/33	2,300,000	2,378,113
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 3/15/34	450,000	448,182
Global Partners LP/GLP Finance Corp., 7.125%, 7/1/33(1)	1,350,000	1,361,871
Golar LNG Ltd., 7.50%, 10/2/30(1)	750,000	759,238
Gulfport Energy Operating Corp., 6.75%, 9/1/29(1)	625,000	639,981
Harvest Midstream I LP, 7.50%, 9/1/28(1)	1,925,000	1,944,733
Harvest Midstream I LP, 7.50%, 5/15/32(1)	1,575,000	1,608,555

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Hess Midstream Operations LP, 5.875%, 3/1/28(1)	$25,000	$25,175
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	370,000	369,098
Hess Midstream Operations LP, 6.50%, 6/1/29(1)	825,000	843,195
Hess Midstream Operations LP, 5.50%, 10/15/30(1)	848,000	841,700
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	600,000	603,251
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30(1)	900,000	876,603
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	1,650,000	1,604,834
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32(1)	950,000	920,112
Hilcorp Energy I LP/Hilcorp Finance Co., 8.375%, 11/1/33(1)	1,650,000	1,722,727
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35(1)	850,000	848,066
Infinity Natural Resources LLC, 7.625%, 4/1/31(1)	625,000	628,691
ITT Holdings LLC, 6.50%, 8/1/29(1)	526,000	511,842
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29(1)	3,395,000	3,468,851
Long Ridge Energy LLC, 8.75%, 2/15/32(1)	675,000	708,661
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/1/32(1)	1,700,000	1,750,519
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	2,825,000	2,894,761
Matador Resources Co., 6.50%, 4/15/32(1)	1,625,000	1,643,883
Matador Resources Co., 6.25%, 4/15/33(1)	2,225,000	2,228,504
Matador Resources Co., 6.00%, 4/15/34(1)	850,000	845,144
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31(1)	2,125,000	2,125,158
Murphy Oil Corp., 6.00%, 10/1/32	1,030,000	1,023,759
Murphy Oil Corp., 6.50%, 2/15/34	725,000	716,523
New Fortress Energy, Inc., 6.50%, 9/30/26(1)(2)(3)	1,000,000	135,782
NFE Financing LLC, 12.00%, 11/15/29(1)(2)(3)	3,675,000	1,665,161
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	3,010,000	3,102,717
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	1,875,000	1,933,639
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	1,625,000	1,690,682
Northern Oil & Gas, Inc., 7.875%, 10/15/33(1)	2,050,000	2,122,381
Northriver Midstream Finance LP, 6.75%, 7/15/32(1)	1,575,000	1,580,742
NuStar Logistics LP, 6.375%, 10/1/30	1,850,000	1,913,819
ONEOK, Inc., 5.60%, 4/1/44	1,200,000	1,107,100
ONEOK, Inc., 5.05%, 4/1/45	300,000	257,579
ONEOK, Inc., 5.45%, 6/1/47	1,325,000	1,196,243
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	3,724,000	3,709,336
PBF Holding Co. LLC/PBF Finance Corp., 9.875%, 3/15/30(1)	550,000	589,894
PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/30(1)	1,225,000	1,258,782
Prairie Acquiror LP, 9.00%, 8/1/29(1)	1,275,000	1,321,634
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	700,000	683,035
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	645,000	618,994
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	1,400,000	1,394,731
SM Energy Co., 8.375%, 7/1/28(1)	975,000	1,002,376
SM Energy Co., 6.50%, 7/15/28	1,300,000	1,304,036
SM Energy Co., 6.75%, 8/1/29(1)	1,250,000	1,269,734
SM Energy Co., 8.625%, 11/1/30(1)	2,925,000	3,087,867
SM Energy Co., 8.75%, 7/1/31(1)	1,662,000	1,738,140
SM Energy Co., 7.00%, 8/1/32(1)	870,000	889,009
SM Energy Co., 9.625%, 6/15/33(1)	3,029,000	3,348,184
SM Energy Co., 6.625%, 4/15/34(1)	750,000	748,481
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.50%, 3/1/55	1,250,000	1,302,292
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.625%, 3/1/55	1,075,000	1,107,433
Sunoco LP, 7.00%, 5/1/29(1)	350,000	359,663

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Sunoco LP, 4.50%, 10/1/29(1)	$4,425,000	$4,278,786
Sunoco LP, 4.625%, 5/1/30(1)	1,325,000	1,276,027
Sunoco LP, 5.625%, 3/15/31(1)	1,050,000	1,045,924
Sunoco LP, 5.375%, 7/15/31(1)	400,000	397,076
Sunoco LP, 6.25%, 7/1/33(1)	1,550,000	1,557,986
Sunoco LP, 5.875%, 3/15/34(1)	950,000	940,181
Sunoco LP, 5.625%, 7/15/34(1)	400,000	394,158
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	975,000	997,977
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	1,675,000	1,615,736
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.375%, 2/15/29(1)	1,100,000	1,132,276
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	850,000	846,193
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	1,175,000	1,160,418
Talos Production, Inc., 9.00%, 2/1/29(1)	750,000	781,240
Talos Production, Inc., 9.375%, 2/1/31(1)	2,335,000	2,475,875
Targa Resources Corp., 4.95%, 4/15/52	600,000	502,896
Targa Resources Corp., 6.50%, 2/15/53	600,000	616,114
Targa Resources Corp., 6.125%, 5/15/55	800,000	784,001
Teine Energy Ltd., 6.875%, 4/15/29(1)	1,150,000	1,150,399
TransMontaigne Partners LLC, 8.50%, 6/15/30(1)	875,000	885,243
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	750,000	767,521
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	1,450,000	1,345,746
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	3,399,000	3,477,911
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	4,325,000	4,678,782
Venture Global LNG, Inc., 7.00%, 1/15/30(1)	225,000	229,851
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	1,325,000	1,378,656
Venture Global LNG, Inc., 9.875%, 2/1/32(1)	2,450,000	2,632,471
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(1)	2,215,000	2,279,182
Venture Global Plaquemines LNG LLC, 7.50%, 5/1/33(1)	950,000	1,044,800
Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34(1)	5,625,000	5,867,321
Venture Global Plaquemines LNG LLC, 6.50%, 6/15/34(1)	2,675,000	2,786,232
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35(1)	500,000	560,702
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	2,450,000	2,596,515
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	1,225,000	1,240,113
Vermilion Energy, Inc., 7.25%, 2/15/33(1)	350,000	353,292
Western Midstream Operating LP, 7.25%, 4/1/30(1)	1,000,000	1,053,542
Western Midstream Operating LP, 5.45%, 4/1/44	300,000	267,359
Western Midstream Operating LP, 5.30%, 3/1/48	270,000	228,430
Western Midstream Operating LP, 5.50%, 8/15/48	300,000	259,463
		193,342,718
Paper and Forest Products — 0.1%
Domtar Corp., 6.75%, 10/1/28(1)	1,138,000	740,969
Magnera Corp., 4.75%, 11/15/29(1)	421,000	380,511
Magnera Corp., 7.25%, 11/15/31(1)	275,000	254,844
Mercer International, Inc., 12.875%, 10/1/28(1)	225,000	142,327
Mercer International, Inc., 5.125%, 2/1/29	525,000	273,585
		1,792,236
Passenger Airlines — 0.9%
Allegiant Travel Co., 7.25%, 8/15/27(1)	598,000	599,081
American Airlines, Inc., 7.25%, 2/15/28(1)	1,550,000	1,560,018
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	252,084	252,431
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	5,023,000	4,998,740

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Avianca Midco 2 PLC, 9.50%, 1/28/31(1)	$400,000	$368,000
CHC Group LLC, 11.75%, 9/1/30(1)	1,800,000	1,753,802
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	4,221,000	3,994,832
Latam Airlines Group SA, 7.875%, 4/15/30(1)	1,075,000	1,087,094
United Airlines Holdings, Inc., 5.375%, 3/1/31	1,636,000	1,604,207
		16,218,205
Personal Care Products — 0.2%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	2,950,000	2,952,935
Pharmaceuticals — 1.7%
1261229 BC Ltd., 10.00%, 4/15/32(1)	10,243,000	10,495,889
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)	825,000	850,326
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	2,485,000	2,463,778
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	1,488,000	1,301,926
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	1,350,000	1,142,228
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	208,000	190,653
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)	1,492,000	1,523,315
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	500,000	375,625
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	1,075,000	800,966
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	1,225,000	792,771
Bausch Health Cos., Inc., 14.00%, 10/15/30(1)	300,000	288,068
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	550,000	335,500
Endo Finance Holdings LP, 8.50%, 4/15/31(1)	400,000	419,140
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	2,475,000	2,403,060
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	3,875,000	3,161,941
Organon & Co./Organon Foreign Debt Co-Issuer BV, 6.75%, 5/15/34(1)	1,000,000	892,075
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.875%, 5/15/34(1)	600,000	494,732
P&L Development LLC/PLD Finance Corp., 9.00% Cash plus 3.50% PIK, 5/15/29(1)	784,163	780,415
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc., 8.75%, 4/17/32(1)	225,000	200,112
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	750,000	684,961
Prestige Brands, Inc., 5.125%, 1/15/28(1)	800,000	798,802
Prestige Brands, Inc., 3.75%, 4/1/31(1)	925,000	848,474
		31,244,757
Professional Services — 0.3%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	1,025,000	1,061,659
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	2,325,000	2,192,569
AMN Healthcare, Inc., 6.50%, 1/15/31(1)	550,000	539,397
CACI International, Inc., 6.375%, 6/15/33(1)	1,050,000	1,069,547
Concentra Health Services, Inc., 6.875%, 7/15/32(1)	1,500,000	1,552,671
		6,415,843
Real Estate Management and Development — 1.1%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(1)	4,293,600	4,303,050
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	2,218,000	2,139,751
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/30(1)	1,075,000	1,016,545
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)	1,000,000	1,062,409
Arbor Realty SR, Inc., 8.50%, 12/15/28(1)	650,000	639,066
Arbor Realty SR, Inc., 7.875%, 7/15/30(1)	1,250,000	1,156,646
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	800,000	801,699
Cushman & Wakefield U.S. Borrower LLC, 8.875%, 9/1/31(1)	600,000	635,928
Five Point Operating Co. LP, 8.00%, 10/1/30(1)	1,250,000	1,247,846
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,350,000	1,340,158
Howard Hughes Corp., 4.125%, 2/1/29(1)	1,625,000	1,538,353

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Howard Hughes Corp., 5.875%, 3/1/32(1)	$525,000	$505,738
Howard Hughes Corp., 6.125%, 3/1/34(1)	525,000	504,633
Kennedy-Wilson, Inc., 4.75%, 2/1/30	2,025,000	2,027,116
Velocity Commercial Capital LLC, 9.375%, 2/15/31(1)	625,000	625,326
		19,544,264
Semiconductors and Semiconductor Equipment — 0.5%
Amkor Technology, Inc., 5.875%, 10/1/33(1)	825,000	822,656
ams-OSRAM AG, 12.25%, 3/30/29(1)	450,000	479,010
Kioxia Holdings Corp., 6.25%, 7/24/30(1)	2,000,000	2,034,058
Kioxia Holdings Corp., 6.625%, 7/24/33(1)	875,000	900,134
ON Semiconductor Corp., 3.875%, 9/1/28(1)	1,850,000	1,786,227
Qnity Electronics, Inc., 5.75%, 8/15/32(1)	1,225,000	1,227,990
Qnity Electronics, Inc., 6.25%, 8/15/33(1)	1,250,000	1,265,484
Synaptics, Inc., 4.00%, 6/15/29(1)	1,138,000	1,078,553
		9,594,112
Software — 0.9%
Castle U.S. Holding Corp., 10.00%, 6/30/31(1)	186,000	40,920
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	190,000	136,948
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	7,054,000	6,888,621
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	1,927,000	1,860,766
Cloud Software Group, Inc., 8.25%, 6/30/32(1)	200,000	189,847
Gen Digital, Inc., 6.75%, 9/30/27(1)	950,000	951,740
Gen Digital, Inc., 7.125%, 9/30/30(1)	1,650,000	1,667,140
McAfee Corp., 7.375%, 2/15/30(1)	375,000	310,232
Open Text Corp., 3.875%, 2/15/28(1)	1,225,000	1,180,599
Open Text Corp., 3.875%, 12/1/29(1)	700,000	626,342
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	900,000	804,954
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	630,000	538,115
Rocket Software, Inc., 9.00%, 11/28/28(1)	450,000	449,795
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	860,000	860,575
UKG, Inc., 6.875%, 2/1/31(1)	925,000	904,808
		17,411,402
Specialized REITs — 0.8%
Iron Mountain, Inc., 5.25%, 3/15/28(1)	2,350,000	2,340,858
Iron Mountain, Inc., 5.00%, 7/15/28(1)	1,050,000	1,039,401
Iron Mountain, Inc., 5.25%, 7/15/30(1)	4,650,000	4,520,414
Iron Mountain, Inc., 4.50%, 2/15/31(1)	2,650,000	2,489,789
Iron Mountain, Inc., 6.25%, 1/15/33(1)	1,850,000	1,845,564
Millrose Properties, Inc., 6.375%, 8/1/30(1)	2,350,000	2,350,855
Millrose Properties, Inc., 6.25%, 9/15/32(1)	1,025,000	1,007,506
		15,594,387
Specialty Retail — 2.2%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	800,000	810,970
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)	1,474,000	1,494,142
Asbury Automotive Group, Inc., 4.50%, 3/1/28	645,000	633,838
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	825,000	798,072
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	350,000	331,768
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	1,425,000	1,439,324
Bath & Body Works, Inc., 6.75%, 7/1/36	1,750,000	1,680,142
Carvana Co., 9.00%, 6/1/30(1)	871,500	907,199
Carvana Co., 9.00%, 6/1/31(1)	730,526	790,428

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	$4,861,000	$4,650,678
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 1/15/31(1)	1,925,000	2,006,918
Gap, Inc., 3.625%, 10/1/29(1)	925,000	864,727
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	1,675,000	1,531,595
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 8/15/29(1)	800,000	796,614
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 1/15/32(1)	1,066,000	913,705
LBM Acquisition LLC, 6.25%, 1/15/29(1)	2,300,000	1,683,535
Lithia Motors, Inc., 4.625%, 12/15/27(1)	1,525,000	1,509,473
Lithia Motors, Inc., 3.875%, 6/1/29(1)	2,725,000	2,589,837
Lithia Motors, Inc., 5.50%, 10/1/30(1)	400,000	392,184
Men's Wearhouse LLC, 9.00%, 2/1/31(1)	325,000	333,767
Michaels Cos., Inc., 8.50%, 3/15/33(1)	1,473,000	1,435,511
Michaels Cos., Inc., 11.00%, 3/15/34(1)	275,000	256,391
Murphy Oil USA, Inc., 4.75%, 9/15/29	1,025,000	1,011,645
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	425,000	395,167
Park River Holdings, Inc., 8.75%, 12/31/30(1)	715,811	662,865
Park River Holdings, Inc., 8.00%, 3/15/31(1)	550,000	547,878
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	1,075,000	1,081,036
PetSmart LLC/PetSmart Finance Corp., 10.00%, 9/15/33(1)	2,900,000	2,896,602
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	920,000	892,408
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	475,000	451,271
Staples, Inc., 10.75%, 9/1/29(1)	1,750,000	1,619,781
Staples, Inc., 12.75%, 1/15/30(1)	1,537,296	1,040,350
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	875,000	824,174
Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.50%, 12/15/35(1)	50,000	48,650
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	975,000	932,739
		40,255,384
Technology Hardware, Storage and Peripherals — 0.6%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	1,225,000	1,276,864
NCR Voyix Corp., 5.00%, 10/1/28(1)	1,350,000	1,301,848
NCR Voyix Corp., 5.125%, 4/15/29(1)	754,000	721,908
Seagate Data Storage Technology Pte. Ltd., 4.09%, 6/1/29(1)	725,000	702,277
Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/30(1)	2,300,000	2,339,353
Seagate Data Storage Technology Pte. Ltd., 4.125%, 1/15/31(1)	1,760,000	1,652,751
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	2,145,000	2,385,847
Xerox Holdings Corp., 5.50%, 8/15/28(1)	725,000	302,687
Xerox Issuer Corp., 13.50%, 4/15/31(1)	550,000	273,625
		10,957,160
Textiles, Apparel and Luxury Goods — 0.3%
Beach Acquisition Bidco LLC, 10.00% Cash or 10.75% PIK, 7/15/33(1)	3,214,848	3,426,200
Crocs, Inc., 4.25%, 3/15/29(1)	925,000	888,519
Crocs, Inc., 4.125%, 8/15/31(1)	1,325,000	1,193,558
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, 7.50%, 3/31/26(1)(3)(9)	968,765	43,594
S&S Holdings LLC, 8.375%, 10/1/31(1)	775,000	684,455
		6,236,326
Trading Companies and Distributors — 1.0%
Alta Equipment Group, Inc., 9.00%, 6/1/29(1)	975,000	868,929
EquipmentShare.com, Inc., 9.00%, 5/15/28(1)	300,000	310,254
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	2,000,000	2,090,018
EquipmentShare.com, Inc., 8.00%, 3/15/33(1)	1,471,000	1,520,272
FTAI Aviation Investors LLC, 5.50%, 5/1/28(1)	3,275,000	3,276,627

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
FTAI Aviation Investors LLC, 7.875%, 12/1/30(1)	$350,000	$365,745
FTAI Aviation Investors LLC, 7.00%, 5/1/31(1)	2,000,000	2,051,710
FTAI Aviation Investors LLC, 7.00%, 6/15/32(1)	3,075,000	3,154,738
FTAI Aviation Investors LLC, 5.875%, 4/15/33(1)	1,900,000	1,861,237
Herc Holdings, Inc., 6.625%, 6/15/29(1)	375,000	381,378
Herc Holdings, Inc., 5.75%, 3/15/31(1)	625,000	616,104
Herc Holdings, Inc., 6.00%, 3/15/34(1)	775,000	750,032
QXO Building Products, Inc., 6.75%, 4/30/32(1)	1,125,000	1,148,474
		18,395,518
Transportation Infrastructure — 0.1%
Beacon Mobility Corp., 7.25%, 8/1/30(1)	675,000	697,806
Seaspan Corp., 5.50%, 8/1/29(1)	1,175,000	1,102,042
Star Leasing Co. LLC, 7.625%, 2/15/30(1)	775,000	718,013
		2,517,861
Wireless Telecommunication Services — 0.7%
Altice France Lux 3/Altice Holdings 1, 10.00%, 1/15/33(1)	1,820,000	1,656,178
C&W Senior Finance Ltd., 9.00%, 1/15/33(1)	1,000,000	1,011,410
Digicel Group Holdings Ltd., Series 1B14, 0.00%, 12/31/30(1)(5)	682,295	51,172
Digicel Group Holdings Ltd., Series 3B14, 0.00%, 12/31/30(1)(5)	174,996	5,250
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(1)	1,800,000	1,832,897
Rogers Communications, Inc., VRN, 7.00%, 4/15/55	225,000	226,027
Rogers Communications, Inc., VRN, 7.125%, 4/15/55	550,000	563,161
Uniti Services LLC, 7.50%, 10/15/33(1)	200,000	208,073
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	3,300,000	2,842,723
Vmed O2 U.K. Financing I PLC, 7.75%, 4/15/32(1)	800,000	767,837
Vmed O2 U.K. Financing I PLC, 6.75%, 1/15/33(1)	1,400,000	1,252,707
Vodafone Group PLC, VRN, 7.00%, 4/4/79	1,575,000	1,621,000
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,439,000	1,511,796
		13,550,231
TOTAL CORPORATE BONDS (Cost $1,784,423,454)		1,759,449,383
BANK LOAN OBLIGATIONS(6) — 0.9%
Construction Materials — 0.1%
Quikrete Holdings, Inc., 2025 Term Loan B, 5.92%, (1-month SOFR plus 2.25%), 2/10/32	1,485,000	1,484,072
Entertainment — 0.0%
Allen Media LLC, 2021 Term Loan B, 9.35%, (3-month SOFR plus 5.50%), 2/10/27	815,068	519,606
Food Products — 0.1%
Northeast Grocery, Inc., Term Loan B, 11.15%, (3-month SOFR plus 7.50%), 12/13/28	2,685,114	2,701,896
Independent Power and Renewable Electricity Producers — 0.1%
Lightning Power LLC, Term Loan B, 5.92%, (1-month SOFR plus 2.25%), 8/18/31	1,108,125	1,111,848
IT Services — 0.1%
Amentum Government Services Holdings LLC, 2024 Term Loan B, 5.67%, (1-month SOFR plus 2.00%), 9/29/31	1,529,428	1,531,662
Vericast Corp., 2024 Extended Term Loan, 11.50%, (6-month SOFR plus 7.75%), 6/15/30	3,078	2,990
		1,534,652
Media — 0.1%
iHeartCommunications, Inc., 2024 Term Loan, 9.56%, (1-month SOFR plus 5.78%), 5/1/29	2,830,018	2,489,085
Univision Communications, Inc., 2022 First Lien Term Loan B, 7.95%, (3-month SOFR plus 4.25%), 6/24/29	72,187	72,052
		2,561,137
Paper and Forest Products — 0.1%
Glatfelter Corp., Term Loan B, 7.92%, (3-month SOFR plus 4.25%), 11/4/31	1,394,161	1,341,880
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan B, 6.45%, (3-month SOFR plus 2.75%), 2/14/31	2,104,667	2,050,177

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 2025 Term Loan B, 9.92%, (1-month SOFR plus 6.25%), 10/8/30	$794,000	$768,413
Paradigm Parent LLC, 1st Lien Term Loan, 8.20%, (3-month SOFR plus 4.50%), 4/16/32	1,990,000	1,651,700
		2,420,113
Textiles, Apparel and Luxury Goods — 0.1%
Beach Acquisition Bidco LLC, USD Term Loan B, 6.95%, (3-month SOFR plus 3.25%), 9/12/32	972,562	976,209
TOTAL BANK LOAN OBLIGATIONS (Cost $17,179,855)		16,701,590
PREFERRED SECURITIES — 0.9%
Banks — 0.0%
Citigroup, Inc., 6.875%	325,000	327,505
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	1,700,000	1,685,611
Electric Utilities — 0.1%
Electricite de France SA, 9.125%(1)	400,000	463,319
NRG Energy, Inc., 10.25%(1)	2,025,000	2,185,635
		2,648,954
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp., 7.00%(1)	3,435,000	3,441,808
Vistra Corp., 8.00%(1)	3,034,000	3,068,026
		6,509,834
Oil, Gas and Consumable Fuels — 0.3%
Plains All American Pipeline LP, 8.02%	1,125,000	1,122,941
Sunoco LP, 7.875%(1)	2,950,000	3,014,269
Venture Global LNG, Inc., 9.00%(1)	875,000	872,227
		5,009,437
TOTAL PREFERRED SECURITIES (Cost $15,178,574)		16,181,341
COMMON STOCKS — 0.5%
Building Products — 0.0%
Hardwood Holdings LLC (Acquired 4/27/21, Cost $12,630)(3)(7)	1,684	2,526
Capital Markets — 0.1%
Ardagh Holdings SA(3)	160,413	1,497,455
Chemicals — 0.0%
Cornerstone Chemical Co. (Acquired 1/11/24, Cost $54,814)(3)(7)	15,661	157
SK Mohawk Holdings SCS (Acquired 2/2/26, Cost $83,138)(3)(7)	7,558	71,801
		71,958
Consumer Finance — 0.0%
Curo Group Holdings LLC(3)	14,289	164,324
Diversified Telecommunication Services — 0.0%
SES SA(3)	32,375	485,625
Energy Equipment and Services — 0.1%
Nine Energy Service, Inc.(3)	80,212	581,537
Gas Utilities — 0.0%
Ferrellgas Partners LP(3)	1,820	49,140
Health Care Equipment and Supplies — 0.0%
Par Health Inc. (Acquired 12/23/25, Cost $160,219)(3)(7)	23,048	188,705
Health Care Providers and Services — 0.0%
Air Methods Corp. (Acquired 2/20/24, Cost $26,325)(3)(7)	1,080	140,400
IT Services — 0.1%
Carnelian Point Holdings LP (Acquired 2/3/15 - 4/27/21, Cost $5,024,155)(3)(7)	2,222	7,133
Carnelian Point Holdings LP (Acquired 6/3/24, Cost $3,259,445)(3)(7)	235,339	755,438
Carnelian Point Holdings LP (Acquired 6/3/24, Cost $2,079,979)(3)(7)	150,179	482,074
		1,244,645

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
Media — 0.1%
Altice Luxembourg SA (Acquired 10/1/25, Cost $2,248,718)(3)(7)	129,093	$2,237,287
Audacy, Inc. (Acquired 10/1/24, Cost $15,056)(3)(7)	941	8,939
TPC Holdings, Inc., A Shares (Acquired 11/16/22, Cost $97,580)(7)	7,517	163,495
		2,409,721
Passenger Airlines — 0.0%
Spirit Aviation Holdings, Inc.(3)	27,834	6,959
Pharmaceuticals — 0.1%
Keenova Therapeutics (Acquired 1/12/24, Cost $297,805)(3)(7)	8,683	790,153
Keenova Therapeutics PLC (Acquired 4/29/24, Cost $1,186,328)(3)(7)	14,365	1,307,215
		2,097,368
TOTAL COMMON STOCKS (Cost $20,728,508)		8,940,363
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Banks — 0.1%
Barclays PLC, 9.625% (Cost $1,000,000)	1,000,000	1,091,305
CONVERTIBLE BONDS — 0.0%
Diversified Telecommunication Services — 0.0%
Uniti Group, Inc., 7.50%, 12/1/27	$475,000	567,578
Media — 0.0%
Liberty Interactive LLC, 3.75%, 2/15/30(2)	100,000	4,000
TOTAL CONVERTIBLE BONDS (Cost $583,844)		571,578
WARRANTS — 0.0%
Consumer Finance — 0.0%
Curo Group Holdings LLC(3)	24,966	26,526
Health Care Providers and Services — 0.0%
Air Methods Corp.(3)	6,000	224,071
Air Methods Corp.(3)	2,842	63,502
		287,573
Media — 0.0%
Audacy Capital Corp.(3)	190	—
Audacy Capital Corp.(3)	1,140	1
		1
TOTAL WARRANTS (Cost $—)		314,100
ESCROW INTERESTS(8) — 0.0%
Banks — 0.0%
Washington Mutual, Inc.(3)	250,000	875
Consumer Staples Distribution & Retail — 0.0%
Rite Aid Corp.(3)	70,050	7
Ground Transportation — 0.0%
Hertz Corp.(3)	1,075,000	5,429
Media — 0.0%
Altice Luxembourg SA(3)	6,042	956
Oil, Gas and Consumable Fuels — 0.0%
Sanchez Energy Corp.(3)	3,990,000	20,150
Sanchez Energy Corp.(3)	2,225,000	11,236
		31,386
Pharmaceuticals — 0.0%
Endo GUC Trust(3)	421,757	4,217
TOTAL ESCROW INTERESTS (Cost $4,867,289)		42,870

Schedule of Investments - High Income Fund

	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $13,224,844)	13,224,844	$13,224,844
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $1,857,186,368)		1,816,517,374
OTHER ASSETS AND LIABILITIES — 1.1%		20,751,894
TOTAL NET ASSETS — 100.0%		$1,837,269,268

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,498,616,107, which represented 81.6% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $6,155,323, which represented 0.3% of total net assets.
(8)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(9)Maturity is in default.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,759,449,383	—
Bank Loan Obligations	—	16,701,590	—
Preferred Securities	—	16,181,341	—
Common Stocks	$6,959	8,933,404	—
Convertible Preferred Securities	—	1,091,305	—
Convertible Bonds	—	571,578	—
Warrants	—	314,100	—
Escrow Interests	—	42,870	—
Short-Term Investments	13,224,844	—	—
	$13,231,803	$1,803,285,571	—

See Notes to Financial Statements.

Schedule of Investments - High-Yield Fund

MARCH 31, 2026

	Principal Amount/Shares	Value
CORPORATE BONDS — 94.3%
Aerospace and Defense — 3.3%
AAR Escrow Issuer LLC, 6.75%, 3/15/29(1)	$79,000	$80,461
ATI, Inc., 4.875%, 10/1/29	318,000	314,002
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	30,000	30,571
Bombardier, Inc., 7.50%, 2/1/29(1)	175,000	181,840
Bombardier, Inc., 8.75%, 11/15/30(1)	319,000	339,669
Carpenter Technology Corp., 5.625%, 3/1/34(1)	75,000	74,403
Spirit AeroSystems, Inc., 4.60%, 6/15/28	343,000	343,337
TransDigm, Inc., 6.75%, 8/15/28(1)	368,000	372,928
TransDigm, Inc., 4.625%, 1/15/29	382,000	375,567
TransDigm, Inc., 6.375%, 3/1/29(1)	215,000	219,281
TransDigm, Inc., 4.875%, 5/1/29	214,000	210,987
TransDigm, Inc., 6.375%, 5/31/33(1)	317,000	315,560
		2,858,606
Air Freight and Logistics — 0.4%
Rand Parent LLC, 8.50%, 2/15/30(1)	348,000	357,502
Automobile Components — 3.4%
American Axle & Manufacturing, Inc., 5.00%, 10/1/29	362,000	345,567
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(1)	65,000	63,317
Aptiv Swiss Holdings Ltd., VRN, 6.875%, 12/15/54	324,000	327,268
Cooper-Standard Automotive, Inc., 9.25%, 3/1/31(1)	320,000	300,960
Forvia SE, 8.00%, 6/15/30(1)	319,000	329,771
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	376,000	356,052
IHO Verwaltungs GmbH, 7.75% Cash or 8.50% PIK, 11/15/30(1)	312,000	317,389
Tenneco, Inc., 8.00%, 11/17/28(1)	405,000	403,807
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	471,000	464,748
		2,908,879
Automobiles — 1.6%
Jaguar Land Rover Automotive PLC, 4.50%, 10/1/27(1)	338,000	331,774
Nissan Motor Acceptance Co. LLC, 2.75%, 3/9/28(1)	360,000	336,806
Nissan Motor Acceptance Co. LLC, 7.05%, 9/15/28(1)	325,000	330,263
Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/28(1)	180,000	176,770
Nissan Motor Acceptance Co. LLC, 6.125%, 9/30/30(1)	180,000	173,143
		1,348,756
Banks — 0.7%
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	51,000	50,965
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	12,000	12,171
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	310,000	290,124
UWM Holdings LLC, 6.25%, 3/15/31(1)	310,000	282,573
		635,833
Biotechnology — 0.4%
Grifols SA, 4.75%, 10/15/28(1)	349,000	342,051
Broadline Retail — 0.7%
Kohl's Corp., 5.125%, 5/1/31	404,000	304,615
Nordstrom, Inc., 5.00%, 1/15/44	244,000	163,114
Wayfair LLC, 7.25%, 10/31/29(1)	137,000	139,939
		607,668
Building Products — 0.8%
Advanced Drainage Systems, Inc., 5.375%, 3/1/34(1)	310,000	302,443

Schedule of Investments - High-Yield Fund

	Principal Amount/Shares	Value
Standard Industries, Inc., 4.375%, 7/15/30(1)	$419,000	$395,190
		697,633
Capital Markets — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	325,000	319,757
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/1/29	281,000	240,089
		559,846
Chemicals — 3.5%
Celanese U.S. Holdings LLC, 6.50%, 4/15/30(2)	230,000	234,869
Celanese U.S. Holdings LLC, 7.05%, 11/15/30	319,000	337,438
Chemours Co., 8.00%, 1/15/33(1)	98,000	98,609
Chemours Co., 7.875%, 3/15/34(1)	350,000	350,245
FMC Corp., 4.50%, 10/1/49	155,000	96,121
FMC Corp., 6.375%, 5/18/53(2)	451,000	340,372
INEOS Finance PLC, 6.75%, 5/15/28(1)	320,000	309,575
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	353,000	352,652
Olympus Water U.S. Holding Corp., 6.75%, 8/1/32(1)	210,000	200,201
Tronox, Inc., 9.125%, 9/30/30(1)(2)	328,000	327,905
WR Grace Holdings LLC, 7.00%, 8/1/33(1)	350,000	340,210
		2,988,197
Commercial Services and Supplies — 1.4%
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	94,000	96,997
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)	225,000	217,636
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	370,000	321,497
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	171,000	171,615
Neptune Bidco U.S., Inc., 10.375%, 5/15/31(1)	150,000	151,487
Neptune Bidco U.S., Inc., 9.50%, 2/15/33(1)	220,000	213,728
		1,172,960
Communications Equipment — 0.4%
Viasat, Inc., 7.50%, 5/30/31(1)	384,000	379,952
Construction and Engineering — 0.8%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.875%, 2/3/30(1)	315,000	319,636
Global Infrastructure Solutions, Inc., 5.625%, 6/1/29(1)	339,000	332,951
		652,587
Consumer Finance — 4.2%
Atlanticus Holdings Corp., 9.75%, 9/1/30(1)	173,000	155,685
Global Aircraft Leasing Co. Ltd., 8.75%, 9/1/27(1)	352,000	357,558
goeasy Ltd., 7.375%, 10/1/30(1)	311,000	257,850
goeasy Ltd., 6.875%, 2/15/31(1)(2)	63,000	50,737
LFS Topco LLC, 8.75%, 7/15/30(1)(2)	324,000	309,897
Navient Corp., 4.875%, 3/15/28	332,000	313,609
Navient Corp., 7.875%, 6/15/32(2)	191,000	170,524
OneMain Finance Corp., 5.375%, 11/15/29	346,000	333,910
OneMain Finance Corp., 6.125%, 5/15/30	65,000	63,604
OneMain Finance Corp., 7.50%, 5/15/31	127,000	127,759
OneMain Finance Corp., 7.125%, 9/15/32	351,000	346,123
PRA Group, Inc., 8.875%, 1/31/30(1)	329,000	332,411
PROG Holdings, Inc., 6.00%, 11/15/29(1)	334,000	317,571
Synchrony Financial, 7.25%, 2/2/33	172,000	175,801
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)(2)	395,000	341,562
		3,654,601
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	82,000	81,173

Schedule of Investments - High-Yield Fund

	Principal Amount/Shares	Value
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34(1)	$50,000	$48,980
		130,153
Containers and Packaging — 1.5%
Cascades, Inc./Cascades USA, Inc., 6.75%, 7/15/30(1)	313,000	316,002
Clydesdale Acquisition Holdings, Inc., 6.875%, 1/15/30(1)	173,000	168,368
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	347,000	324,082
Mauser Packaging Solutions Holding Co., 7.875%, 4/15/30(1)	472,000	472,337
		1,280,789
Diversified Consumer Services — 0.2%
Sotheby's, 7.375%, 10/15/27(1)	215,000	214,104
Diversified REITs — 2.0%
Brandywine Operating Partnership LP, 8.875%, 4/12/29	320,000	325,164
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 4/1/27(1)	335,000	328,902
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(1)	335,000	324,840
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(2)	180,000	167,706
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	231,000	151,189
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 5/15/29(1)	350,000	336,214
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	83,000	84,071
		1,718,086
Diversified Telecommunication Services — 2.3%
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(1)	150,000	149,001
APLD ComputeCo LLC, 9.25%, 12/15/30(1)	431,000	444,448
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	405,000	425,975
Flash Compute LLC, 7.25%, 12/31/30(1)	389,000	392,128
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	165,000	153,656
Level 3 Financing, Inc., 8.50%, 1/15/36(1)	418,000	436,543
		2,001,751
Electric Utilities — 4.2%
Edison International, VRN, 8.125%, 6/15/53	209,000	212,915
Emera U.S. Finance LLC, VRN, 6.65%, 10/1/56	117,000	117,045
EUSHI Finance, Inc., VRN, 6.25%, 4/1/56	310,000	304,403
NRG Energy, Inc., 3.375%, 2/15/29(1)	331,000	313,955
NRG Energy, Inc., 5.75%, 7/15/29(1)	336,000	335,661
PacifiCorp, VRN, 7.375%, 9/15/55	365,000	349,055
PacifiCorp, VRN, 7.125%, 8/15/56	59,000	55,754
PG&E Corp., 5.00%, 7/1/28	366,000	363,349
PG&E Corp., VRN, 7.375%, 3/15/55	160,000	161,159
PG&E Corp., VRN, 6.85%, 9/15/56	320,000	316,340
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	376,000	374,850
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	381,000	372,172
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/29(1)(2)	344,000	354,986
		3,631,644
Electronic Equipment, Instruments and Components — 0.4%
Sensata Technologies BV, 4.00%, 4/15/29(1)	229,000	221,146
Sensata Technologies BV, 5.875%, 9/1/30(1)	108,000	108,263
		329,409
Energy Equipment and Services — 3.6%
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(1)	357,683	367,092
Bristow Group, Inc., 6.75%, 2/1/33(1)	65,000	65,744
Enerflex, Inc., 6.875%, 1/15/31(1)	101,000	103,189
Kodiak Gas Services LLC, 5.875%, 4/1/31(1)	350,000	351,950
Nabors Industries, Inc., 8.875%, 8/15/31(1)(2)	153,000	159,489

Schedule of Investments - High-Yield Fund

	Principal Amount/Shares	Value
Nabors Industries, Inc., 7.625%, 11/15/32(1)	$150,000	$153,643
Noble Finance II LLC, 8.00%, 4/15/30(1)	375,000	386,292
TGS ASA, 8.50%, 1/15/30(1)	329,000	344,913
Transocean International Ltd., 8.25%, 5/15/29(1)	176,000	181,963
Transocean International Ltd., 7.50%, 4/15/31	190,000	194,330
Transocean International Ltd., 7.875%, 10/15/32(1)	150,000	160,379
Valaris Ltd., 8.375%, 4/30/30(1)	344,000	356,627
Viridien, 10.00%, 10/15/30(1)	255,000	271,569
		3,097,180
Entertainment — 1.1%
Discovery Global Holdings, Inc., 4.28%, 3/15/32	145,000	117,895
Discovery Global Holdings, Inc., 5.05%, 3/15/42	325,000	214,924
Discovery Global Holdings, Inc., 5.14%, 3/15/52	448,000	272,720
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	343,000	334,788
		940,327
Financial Services — 2.7%
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	317,000	298,525
Burford Capital Global Finance LLC, 8.50%, 1/15/34(1)	200,000	172,000
HA Sustainable Infrastructure Capital, Inc., VRN, 7.125%, 11/15/56	320,000	318,582
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 8.75%, 5/1/29(1)	276,000	256,963
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 9.00%, 8/1/29(1)	319,000	296,085
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(1)	362,000	337,678
Jefferson Capital Holdings LLC, 9.50%, 2/15/29(1)	292,000	306,591
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	336,000	313,423
		2,299,847
Food Products — 1.7%
B&G Foods, Inc., 8.00%, 9/15/28(1)	368,000	362,832
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)(2)	250,000	255,243
HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)	383,000	358,710
Industrial F&B Investments III, Inc., 7.75%, 2/11/33(1)	145,000	146,631
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)	362,000	359,109
		1,482,525
Gas Utilities — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 6/1/30(1)	308,000	327,542
Ground Transportation — 1.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30(1)(2)	312,000	314,097
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31(1)	190,000	187,949
Dcli Bidco LLC, 7.75%, 11/15/29(1)	324,000	327,902
RXO, Inc., 6.375%, 5/15/31(1)	350,000	336,703
United Rentals North America, Inc., 4.875%, 1/15/28	368,000	366,647
		1,533,298
Health Care Equipment and Supplies — 1.2%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	186,000	181,650
Avantor Funding, Inc., 3.875%, 11/1/29(1)	269,000	252,572
DENTSPLY SIRONA, Inc., VRN, 8.375%, 9/12/55	334,000	326,422
Embecta Corp., 5.00%, 2/15/30(1)(2)	347,000	321,336
		1,081,980
Health Care Providers and Services — 2.3%
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)	250,000	240,667
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	342,000	315,486
CHS/Community Health Systems, Inc., 9.75%, 1/15/34(1)	301,000	312,775

Schedule of Investments - High-Yield Fund

	Principal Amount/Shares	Value
CVS Health Corp., VRN, 7.00%, 3/10/55	$413,000	$425,914
DaVita, Inc., 4.625%, 6/1/30(1)	313,000	301,137
Prime Healthcare Services, Inc., 9.375%, 9/1/29(1)	163,000	169,144
Star Parent, Inc., 9.00%, 10/1/30(1)	259,000	268,648
		2,033,771
Health Care REITs — 0.4%
Diversified Healthcare Trust, 7.25%, 10/15/30(1)	310,000	313,051
Hotels, Restaurants and Leisure — 4.4%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(1)	310,000	301,690
Carnival Corp., 5.125%, 5/1/29(1)	25,000	24,830
Carnival Corp., 5.75%, 3/15/30(1)	352,000	354,984
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	376,000	359,573
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	353,000	338,079
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	388,000	364,459
Hilton Domestic Operating Co., Inc., 5.50%, 3/31/34(1)	100,000	97,776
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)	360,000	342,040
MGM Resorts International, 4.625%, 9/1/26	215,000	214,836
NCL Corp. Ltd., 5.875%, 1/15/31(1)	150,000	145,825
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29(1)	300,000	258,095
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 7/27/30(1)	200,000	189,884
Travel & Leisure Co., 6.125%, 9/1/33(1)	200,000	197,550
Wyndham Hotels & Resorts, Inc., 5.625%, 3/1/33(1)	320,000	315,183
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	325,000	324,006
		3,828,810
Household Durables — 3.3%
Adams Homes, Inc., 9.25%, 10/15/28(1)	301,000	311,094
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/30(1)	350,000	321,782
Dream Finders Homes, Inc., 6.875%, 9/15/30(1)	290,000	277,789
Installed Building Products, Inc., 5.625%, 2/1/34(1)	330,000	322,838
K Hovnanian Enterprises, Inc., 8.00%, 4/1/31(1)	38,000	37,623
K Hovnanian Enterprises, Inc., 8.375%, 10/1/33(1)	38,000	37,622
M/I Homes, Inc., 4.95%, 2/1/28	335,000	330,934
Newell Brands, Inc., 8.50%, 6/1/28(1)	360,000	371,790
Newell Brands, Inc., 7.50%, 4/1/46	247,000	198,484
Somnigroup International, Inc., 3.875%, 10/15/31(1)	355,000	323,053
Whirlpool Corp., 6.125%, 6/15/30	347,000	339,084
		2,872,093
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp., VRN, 6.95%, 7/15/55	178,000	166,248
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	338,000	334,450
		500,698
Industrial Conglomerates — 0.4%
Stena International SA, 7.25%, 1/15/31(1)	340,000	343,818
Insurance — 1.9%
Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29(1)	315,000	312,302
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)	324,000	293,277
Ardonagh Finco Ltd., 7.75%, 2/15/31(1)	200,000	202,491
Ardonagh Group Finance Ltd., 8.875%, 2/15/32(1)	283,000	277,554
Global Atlantic Fin Co., VRN, 7.95%, 10/15/54(1)	317,000	305,508
Nassau Cos., of New York, 7.875%, 7/15/30(1)	312,000	285,282
		1,676,414

Schedule of Investments - High-Yield Fund

	Principal Amount/Shares	Value
IT Services — 0.5%
CoreWeave, Inc., 9.25%, 6/1/30(1)	$270,000	$262,606
Unisys Corp., 10.625%, 1/15/31(1)(2)	162,000	139,513
		402,119
Life Sciences Tools and Services — 0.4%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	339,000	331,580
Machinery — 1.1%
Chart Industries, Inc., 9.50%, 1/1/31(1)	311,000	326,917
Lsf12 Helix Parent LLC, 7.125%, 2/1/33(1)	360,000	347,366
Wabash National Corp., 4.50%, 10/15/28(1)(2)	360,000	315,849
		990,132
Media — 6.9%
AMC Networks, Inc., 10.50%, 7/15/32(1)	397,000	392,212
Directv Financing LLC, 8.875%, 2/1/30(1)	333,000	331,716
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(1)	335,000	342,243
Discovery Communications LLC, 6.35%, 6/1/40	398,000	293,652
DISH DBS Corp., 5.75%, 12/1/28(1)	312,000	301,953
DISH Network Corp., 11.75%, 11/15/27(1)	495,000	510,241
EchoStar Corp., 10.75%, 11/30/29	428,920	463,605
EchoStar Corp., 6.75%, 11/30/30	347,001	350,821
EW Scripps Co., 9.875%, 8/15/30(1)	85,000	82,598
Gray Media, Inc., 10.50%, 7/15/29(1)(2)	181,000	192,447
Gray Media, Inc., 5.375%, 11/15/31(1)	461,000	342,682
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	365,000	331,823
iHeartCommunications, Inc., 10.875%, 5/1/30(1)	106,000	68,039
Nexstar Media, Inc., 5.625%, 7/15/27(1)	374,000	374,164
Nexstar Media, Inc., 7.25%, 4/15/34(1)(3)	346,000	347,397
Paramount Global, VRN, 6.375%, 3/30/62	356,000	261,215
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	426,000	411,455
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	269,000	238,772
Ziggo BV, 4.875%, 1/15/30(1)	352,000	329,051
		5,966,086
Metals and Mining — 4.0%
Alumina Pty. Ltd., 6.125%, 3/15/30(1)	321,000	327,783
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	330,000	329,507
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	120,000	114,606
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	43,000	42,930
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	359,000	347,800
Cleveland-Cliffs, Inc., 7.625%, 1/15/34(1)	200,000	195,584
Fortescue Treasury Pty. Ltd., 4.50%, 9/15/27(1)	334,000	331,035
Fortescue Treasury Pty. Ltd., 5.875%, 4/15/30(1)	87,000	88,122
Mineral Resources Ltd., 9.25%, 10/1/28(1)	346,000	358,810
Mineral Resources Ltd., 7.00%, 4/1/31(1)	120,000	122,738
Novelis Corp., 4.75%, 1/30/30(1)	322,000	304,858
Novelis Corp., 3.875%, 8/15/31(1)	251,000	223,809
Park-Ohio Industries, Inc., 8.50%, 8/1/30(1)	319,000	327,232
SunCoke Energy, Inc., 4.875%, 6/30/29(1)	345,000	311,660
		3,426,474
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Starwood Property Trust, Inc., 5.25%, 10/15/28(1)	310,000	306,666

Schedule of Investments - High-Yield Fund

	Principal Amount/Shares	Value
Oil, Gas and Consumable Fuels — 9.9%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29(1)	$314,000	$326,395
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 2/15/31(1)	310,000	329,518
CNX Resources Corp., 5.875%, 3/1/34(1)	320,000	311,868
Coronado Finance Pty. Ltd., 9.25%, 10/1/29(1)(2)	350,000	316,570
Crescent Energy Finance LLC, 8.375%, 1/15/34(1)	335,000	350,501
CVR Energy, Inc., 7.50%, 2/15/31(1)	340,000	342,828
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	341,000	353,023
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 2/1/29(1)	345,000	340,393
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35(1)	136,000	135,691
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31(1)	342,000	342,025
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	355,000	365,935
Northern Oil & Gas, Inc., 7.875%, 10/15/33(1)	136,000	140,802
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	354,000	352,606
Saturn Oil & Gas, Inc., 9.625%, 6/15/29(1)	321,000	336,207
SM Energy Co., 6.75%, 9/15/26	350,000	350,406
SM Energy Co., 6.75%, 8/1/29(1)	71,000	72,121
SM Energy Co., 6.625%, 4/15/34(1)	350,000	349,291
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.625%, 3/1/55	320,000	329,654
Sunoco LP, 5.375%, 7/15/31(1)	350,000	347,442
Sunoco LP/Sunoco Finance Corp., 5.875%, 3/15/28	316,000	316,056
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	315,000	322,423
Talos Production, Inc., 9.00%, 2/1/29(1)	333,000	346,871
Teine Energy Ltd., 6.875%, 4/15/29(1)	335,000	335,116
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	363,000	371,480
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	339,000	366,730
Venture Global LNG, Inc., 7.00%, 1/15/30(1)(2)	350,000	357,545
Vermilion Energy, Inc., 7.25%, 2/15/33(1)(2)	356,000	359,348
		8,568,845
Passenger Airlines — 1.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	322,000	320,445
CHC Group LLC, 11.75%, 9/1/30(1)	177,000	172,457
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)(2)	426,000	403,174
		896,076
Personal Care Products — 0.2%
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	222,000	209,865
Pharmaceuticals — 1.9%
1261229 BC Ltd., 10.00%, 4/15/32(1)	167,000	171,123
AdaptHealth LLC, 4.625%, 8/1/29(1)(2)	375,000	357,594
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)(2)	374,000	316,440
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	150,000	137,490
Endo Finance Holdings LP, 8.50%, 4/15/31(1)	315,000	330,072
Perrigo Finance Unlimited Co., 5.15%, 6/15/30	250,000	225,964
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	118,000	116,898
		1,655,581
Professional Services — 0.7%
AMN Healthcare, Inc., 6.50%, 1/15/31(1)	310,000	304,024
TriNet Group, Inc., 3.50%, 3/1/29(1)	381,000	345,838
		649,862
Real Estate Management and Development — 1.8%
Arbor Realty SR, Inc., 7.875%, 7/15/30(1)(2)	370,000	342,367

Schedule of Investments - High-Yield Fund

	Principal Amount/Shares	Value
Howard Hughes Corp., 4.125%, 2/1/29(1)	$347,000	$328,498
Howard Hughes Corp., 4.375%, 2/1/31(1)	82,000	75,346
Howard Hughes Corp., 5.875%, 3/1/32(1)	120,000	115,597
Kennedy-Wilson, Inc., 4.75%, 3/1/29	347,000	342,231
Newmark Group, Inc., 7.50%, 1/12/29	311,000	326,225
		1,530,264
Semiconductors and Semiconductor Equipment — 1.2%
ams-OSRAM AG, 12.25%, 3/30/29(1)	291,000	309,760
Entegris, Inc., 4.75%, 4/15/29(1)	325,000	321,489
Kioxia Holdings Corp., 6.25%, 7/24/30(1)	360,000	366,130
		997,379
Software — 1.0%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	313,000	305,662
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	349,000	337,004
Pagaya U.S. Holdings Co. LLC, 8.875%, 8/1/30(1)(2)	329,000	235,924
		878,590
Specialized REITs — 0.8%
Iron Mountain, Inc., 4.875%, 9/15/29(1)	359,000	349,508
Millrose Properties, Inc., 6.25%, 9/15/32(1)	310,000	304,709
		654,217
Specialty Retail — 1.5%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	359,000	363,923
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 1/15/31(1)	200,000	208,511
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	338,000	309,062
Petco Health & Wellness Co., Inc., 8.25%, 2/1/31(1)	310,000	309,787
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	100,000	97,001
		1,288,284
Technology Hardware, Storage and Peripherals — 0.3%
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	262,000	291,418
Seagate HDD Cayman, 9.625%, 12/1/32	800	887
		292,305
Textiles, Apparel and Luxury Goods — 0.7%
Under Armour, Inc., 7.25%, 7/15/30(1)	330,000	334,191
William Carter Co., 7.375%, 2/15/31(1)(2)	310,000	316,574
		650,765
Wireless Telecommunication Services — 1.3%
Millicom International Cellular SA, 6.25%, 3/25/29(1)	336,600	335,569
Rogers Communications, Inc., VRN, 7.00%, 4/15/55	121,000	121,552
Rogers Communications, Inc., VRN, 6.875%, 7/31/56	90,000	90,371
Rogers Communications, Inc., VRN, 5.25%, 3/15/82(1)	339,000	335,121
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	265,000	228,279
		1,110,892
TOTAL CORPORATE BONDS (Cost $82,448,486)		81,608,343
PREFERRED SECURITIES — 0.4%
Broadline Retail — 0.4%
Rakuten Group, Inc., 8.125%(1) (Cost $329,440)	335,000	332,527
SHORT-TERM INVESTMENTS — 11.0%
Money Market Funds — 11.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,475,791	3,475,791

Schedule of Investments - High-Yield Fund

	Principal Amount/Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(4)	5,989,155	$5,989,155
TOTAL SHORT-TERM INVESTMENTS (Cost $9,464,946)		9,464,946
TOTAL INVESTMENT SECURITIES — 105.7% (Cost $92,242,872)		91,405,816
OTHER ASSETS AND LIABILITIES — (5.7)%		(4,892,934)
TOTAL NET ASSETS — 100.0%		$86,512,882

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	37	June 2026	$4,108,734	$(80,642)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $66,147,143, which represented 76.5% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,864,662. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,065,392, which includes securities collateral of $76,237.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$81,608,343	—
Preferred Securities	—	332,527	—
Short-Term Investments	$9,464,946	—	—
	$9,464,946	$81,940,870	—

Liabilities
Other Financial Instruments
Futures Contracts	$80,642	—	—

Schedule of Investments - High-Yield Fund

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate
Asset Derivatives:
Receivable for variation margin on futures contracts*	$8,672
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$65,028
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(80,642)

See Notes to Financial Statements.

Schedule of Investments - Multisector Income Fund

MARCH 31, 2026

	Principal Amount/Shares	Value
CORPORATE BONDS — 51.0%
Aerospace and Defense — 0.9%
Boeing Co., 5.71%, 5/1/40	$110,000	$110,225
Carpenter Technology Corp., 5.625%, 3/1/34(1)	100,000	99,204
Honeywell Aerospace, Inc., 4.60%, 3/16/33(1)	44,000	43,508
Honeywell Aerospace, Inc., 4.95%, 3/16/36(1)	124,000	123,081
TransDigm, Inc., 4.625%, 1/15/29	530,000	521,074
		897,092
Automobile Components — 0.5%
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(1)	390,000	379,904
Cooper-Standard Automotive, Inc., 9.25%, 3/1/31(1)	170,000	159,885
		539,789
Automobiles — 0.6%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	200,000	210,801
Nissan Motor Acceptance Co. LLC, 6.125%, 9/30/30(1)	385,000	370,334
		581,135
Banks — 5.8%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)	400,000	357,194
Bank of America Corp., VRN, 4.33%, 3/15/50	100,000	81,133
Bank of Montreal, VRN, 7.70%, 5/26/84	900,000	924,890
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	415,000	434,812
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	415,000	403,615
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	388,000	415,984
Fifth Third Bank NA, VRN, 5.33%, 8/25/33	385,000	386,337
FNB Corp., VRN, 5.72%, 12/11/30	277,000	278,803
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	465,000	464,681
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	242,000	245,459
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	220,000	205,894
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	83,000	77,676
JPMorgan Chase & Co., VRN, 4.26%, 2/22/48	105,000	85,915
Sumitomo Mitsui Financial Group, Inc., VRN, 5.33%, 3/3/41	127,000	123,219
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	545,000	562,588
UWM Holdings LLC, 6.25%, 3/15/31(1)	91,000	82,949
Western Alliance Bancorp, VRN, 3.00%, 6/15/31	350,000	336,256
Zions Bancorp NA, 3.25%, 10/29/29	595,000	551,940
		6,019,345
Beverages — 0.3%
Maple Parent Holdings Corp., 4.75%, 3/26/29(1)	80,000	80,005
Maple Parent Holdings Corp., 5.05%, 3/26/31(1)	200,000	199,236
		279,241
Biotechnology — 0.2%
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)	200,000	209,529
Broadline Retail — 0.9%
Amazon.com, Inc., 4.55%, 3/13/33	500,000	495,333
Wayfair LLC, 6.75%, 11/15/32(1)	400,000	403,357
		898,690
Building Products — 0.8%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	211,000	205,648
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	455,000	419,443
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	51,000	51,071

Schedule of Investments - Multisector Income Fund

	Principal Amount/Shares	Value
Standard Industries, Inc., 4.375%, 7/15/30(1)	$119,000	$112,238
		788,400
Capital Markets — 4.8%
Apollo Debt Solutions BDC, 5.20%, 12/8/28(1)	235,000	232,175
Ares Strategic Income Fund, 5.70%, 3/15/28	106,000	105,880
Blackstone Private Credit Fund, 3.25%, 3/15/27	520,000	507,147
Blackstone Private Credit Fund, 5.95%, 7/16/29	259,000	255,289
Blue Owl Capital Corp., 3.40%, 7/15/26	350,000	347,282
Blue Owl Credit Income Corp., 7.75%, 9/16/27	160,000	162,312
Blue Owl Credit Income Corp., 7.75%, 1/15/29(2)	420,000	430,175
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(2)	421,000	416,309
Citadel Finance LLC, 5.90%, 2/10/30(1)	253,000	254,350
Coinbase Global, Inc., 3.375%, 10/1/28(1)	271,000	253,891
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	110,000	106,886
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28(1)	225,000	221,672
Golub Capital BDC, Inc., 2.05%, 2/15/27	181,000	175,381
Golub Capital BDC, Inc., 7.05%, 12/5/28	293,000	299,921
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	231,000	227,892
HPS Corporate Lending Fund, 4.90%, 9/11/28(1)	140,000	136,475
HPS Corporate Lending Fund, 5.15%, 4/2/29(1)	110,000	106,932
HPS Corporate Lending Fund, 6.25%, 9/30/29	96,000	95,888
Jefferies Financial Group, Inc., 5.50%, 2/15/36	236,000	226,650
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)	398,000	387,726
		4,950,233
Chemicals — 0.7%
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	385,000	395,610
CompoSecure Holdings LLC, 5.625%, 2/1/33(1)	365,000	356,850
		752,460
Commercial Services and Supplies — 0.2%
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	260,000	263,125
Construction and Engineering — 0.3%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	315,000	288,276
Construction Materials — 0.3%
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	270,000	274,432
Consumer Finance — 0.9%
Ally Financial, Inc., 8.00%, 11/1/31	173,000	192,132
Stellantis Financial Services U.S. Corp., 4.95%, 9/15/28(1)	490,000	487,421
Takeoff Merger Sub, Inc., 4.85%, 3/24/31(1)	225,000	222,273
		901,826
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	140,000	138,589
Containers and Packaging — 0.1%
Amcor Flexibles North America, Inc., 5.125%, 3/12/36	125,000	121,584
Diversified REITs — 3.2%
American Assets Trust LP, 3.375%, 2/1/31	480,000	432,915
Brandywine Operating Partnership LP, 8.30%, 3/15/28	130,000	132,408
Brandywine Operating Partnership LP, 8.875%, 4/12/29	298,000	302,809
Global Net Lease, Inc., 4.50%, 9/30/28(1)	475,000	460,526
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	155,000	150,896
Kilroy Realty LP, 4.25%, 8/15/29	320,000	309,576
Kilroy Realty LP, 3.05%, 2/15/30	65,000	59,283
Kilroy Realty LP, 2.50%, 11/15/32	65,000	52,959

Schedule of Investments - Multisector Income Fund

	Principal Amount/Shares	Value
Piedmont Operating Partnership LP, 6.875%, 7/15/29	$32,000	$33,537
Piedmont Operating Partnership LP, 5.625%, 1/15/33	385,000	374,339
Trust 2401, 7.70%, 1/23/32(1)	416,000	445,407
Trust Fibra Uno, 4.87%, 1/15/30(1)	283,000	271,688
Vornado Realty LP, 5.75%, 2/1/33	270,000	264,930
		3,291,273
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	385,594	394,978
Electric Utilities — 3.3%
Comision Federal de Electricidad, 6.05%, 1/28/34(1)	200,000	194,070
DTE Electric Co., 5.55%, 3/1/56	40,000	38,705
Emera U.S. Finance LLC, 5.20%, 4/1/33	64,000	63,668
Emera U.S. Finance LLC, VRN, 6.65%, 10/1/56	272,000	272,106
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	651,000	652,344
Empresas Publicas de Medellin ESP, 4.25%, 7/18/29(1)	200,000	186,133
Entergy Louisiana LLC, 4.90%, 4/15/36	40,000	39,037
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	338,000	337,796
ITC Holdings Corp., 5.50%, 4/15/36(1)(3)	64,000	64,213
Palomino Funding Trust I, 7.23%, 5/17/28(1)	250,000	261,300
Puget Energy, Inc., VRN, 7.00%, 9/15/56(1)	141,000	139,970
Puget Energy, Inc., VRN, 7.25%, 9/15/56(1)	141,000	140,470
Sierra Pacific Power Co., VRN, 6.375%, 9/15/56	144,000	142,866
Southern Co., VRN, 6.00%, 4/1/58	391,000	393,095
VoltaGrid LLC, 7.375%, 11/1/30(1)	225,000	232,486
Xcel Energy, Inc., VRN, 5.75%, 12/3/56	276,000	269,508
		3,427,767
Electrical Equipment — 0.0%
WESCO Distribution, Inc., 5.50%, 4/15/34(1)	40,000	39,494
Entertainment — 0.7%
Discovery Global Holdings, Inc., 3.76%, 3/15/27	294,000	290,399
Discovery Global Holdings, Inc., 5.05%, 3/15/42	481,000	318,088
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)(3)	49,000	50,800
OAK-Eagle Acquireco, Inc., 8.75%, 7/1/34(1)(3)	33,000	34,569
		693,856
Financial Services — 1.6%
Antares Holdings LP, 7.95%, 8/11/28(1)	255,000	264,488
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	120,000	121,696
Atlas Warehouse Lending Co. LP, 4.625%, 11/15/28(1)	250,000	246,300
Essent Group Ltd., 6.25%, 7/1/29	305,000	315,674
NMI Holdings, Inc., 6.00%, 8/15/29	305,000	312,174
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	241,000	239,680
Rocket Cos., Inc., 6.125%, 8/1/30(1)	105,000	106,034
Rocket Cos., Inc., 6.375%, 8/1/33(1)	90,000	91,079
		1,697,125
Gas Utilities — 0.2%
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(1)	200,000	191,647
Ground Transportation — 0.5%
Fedex Freight Holding Co., Inc., 4.65%, 3/15/31(1)	239,000	235,011
RXO, Inc., 6.375%, 5/15/31(1)	330,000	317,463
		552,474
Health Care Equipment and Supplies — 0.6%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	590,000	601,937

Schedule of Investments - Multisector Income Fund

	Principal Amount/Shares	Value
Health Care Providers and Services — 0.8%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	$395,000	$384,892
CVS Health Corp., VRN, 7.00%, 3/10/55	152,000	156,753
Humana, Inc., VRN, 6.625%, 9/15/56	113,000	108,632
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	211,000	207,502
		857,779
Hotels, Restaurants and Leisure — 1.3%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	469,000	451,333
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	108,000	109,386
Carnival Corp., 6.125%, 2/15/33(1)	458,000	462,823
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	233,000	237,631
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	100,000	101,023
		1,362,196
Household Durables — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	160,000	154,594
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(1)	54,000	54,112
TopBuild Corp., 3.625%, 3/15/29(1)	285,000	271,645
		480,351
Independent Power and Renewable Electricity Producers — 0.2%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	258,070	256,418
Insurance — 1.2%
Allianz SE, VRN, 6.35%, 9/6/53(1)	200,000	208,317
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	140,000	145,360
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	85,000	82,584
F&G Annuities & Life, Inc., 6.50%, 6/4/29	71,000	71,338
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	280,000	270,981
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	456,000	445,559
		1,224,139
Interactive Media and Services — 1.0%
Alphabet, Inc., 4.40%, 2/15/33	395,000	390,195
Meta Platforms, Inc., 4.60%, 11/15/32	455,000	450,690
Meta Platforms, Inc., 4.875%, 11/15/35	170,000	166,845
		1,007,730
IT Services — 0.2%
CoreWeave, Inc., 9.25%, 6/1/30(1)	174,000	169,235
Machinery — 0.6%
Allison Transmission, Inc., 5.875%, 12/1/33(1)	380,000	377,877
Chart Industries, Inc., 7.50%, 1/1/30(1)	100,000	104,016
Chart Industries, Inc., 9.50%, 1/1/31(1)	184,000	193,417
		675,310
Media — 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	96,000	95,955
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	290,000	275,356
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)(2)	395,000	402,335
Cox Communications, Inc., 5.70%, 6/15/33(1)	177,000	175,575
Discovery Communications LLC, 3.95%, 3/20/28	262,000	248,229
Discovery Communications LLC, 4.125%, 5/15/29	285,000	275,431
Gray Media, Inc., 7.25%, 8/15/33(1)	265,000	267,236
Nexstar Media, Inc., 4.75%, 11/1/28(1)	445,000	437,887
Nexstar Media, Inc., 6.50%, 9/15/33(1)	278,000	280,286
Nexstar Media, Inc., 7.25%, 4/15/34(1)(3)	283,000	284,142
Omnicom Group, Inc., 5.00%, 6/2/33	105,000	102,593

Schedule of Investments - Multisector Income Fund

	Principal Amount/Shares	Value
Paramount Global, VRN, 6.25%, 2/28/57	$273,000	$184,275
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	345,000	333,220
Univision Communications, Inc., 7.375%, 6/30/30(1)	379,000	371,646
		3,734,166
Metals and Mining — 0.6%
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	109,000	108,824
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	236,000	231,065
Commercial Metals Co., 5.75%, 11/15/33(1)	330,000	326,839
		666,728
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	215,000	208,514
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	613,000	634,088
		842,602
Multi-Utilities — 0.5%
Sempra, VRN, 4.125%, 4/1/52	569,000	553,975
Oil, Gas and Consumable Fuels — 5.4%
Antero Resources Corp., 5.40%, 2/1/36	159,000	156,465
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	260,000	268,742
Cheniere Energy, Inc., 5.20%, 7/30/36(1)	56,000	55,450
Ecopetrol SA, 7.75%, 2/1/32	211,000	213,256
Enbridge, Inc., VRN, 6.00%, 1/15/77	555,000	555,514
Energy Transfer LP, 5.95%, 5/15/54	285,000	267,482
Enterprise Products Operating LLC, VRN, 5.25%, 8/16/77	559,000	554,421
Expand Energy Corp., 5.375%, 3/15/30	430,000	433,771
Matador Resources Co., 6.50%, 4/15/32(1)	428,000	432,973
Occidental Petroleum Corp., 6.20%, 3/15/40	60,000	61,324
Occidental Petroleum Corp., 4.10%, 2/15/47	65,000	46,710
Occidental Petroleum Corp., 4.20%, 3/15/48	60,000	45,142
Ovintiv, Inc., 7.20%, 11/1/31	139,000	152,809
Ovintiv, Inc., 7.375%, 11/1/31	111,000	122,842
Ovintiv, Inc., 7.10%, 7/15/53	105,000	113,979
Permian Resources Operating LLC, 6.25%, 2/1/33(1)	542,000	552,475
Petroleos Mexicanos, 5.95%, 1/28/31	547,000	523,396
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	200,000	194,800
Sunoco LP, 7.00%, 5/1/29(1)	258,000	265,123
Valero Energy Corp., 5.15%, 3/10/36	114,000	112,421
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(1)	335,000	344,707
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	161,000	170,628
		5,644,430
Passenger Airlines — 1.4%
American Airlines, Inc., 7.25%, 2/15/28(1)(2)	210,000	211,357
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	35	35
Avianca Midco 2 PLC, 9.625%, 2/14/30(1)	600,000	561,684
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	279,000	264,051
Latam Airlines Group SA, 7.875%, 4/15/30(1)	154,000	155,733
United Airlines Holdings, Inc., 5.375%, 3/1/31	270,000	264,753
		1,457,613
Personal Care Products — 0.5%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)	495,000	479,477
Pharmaceuticals — 0.2%
1261229 BC Ltd., 10.00%, 4/15/32(1)	250,000	256,172

Schedule of Investments - Multisector Income Fund

		Principal Amount/Shares	Value
Real Estate Management and Development — 0.6%
Arbor Realty SR, Inc., 8.50%, 12/15/28(1)(2)		$190,000	$186,804
Forestar Group, Inc., 6.50%, 3/15/33(1)		405,000	400,758
			587,562
Semiconductors and Semiconductor Equipment — 0.3%
Micron Technology, Inc., 5.30%, 1/15/31		275,000	287,941
Software — 1.7%
AppLovin Corp., 5.375%, 12/1/31		260,000	262,645
Oracle Corp., 4.45%, 9/26/30		170,000	163,869
Oracle Corp., 4.95%, 2/4/31		160,000	156,605
Oracle Corp., 4.80%, 9/26/32		254,000	241,972
Oracle Corp., 5.35%, 5/4/33		230,000	223,982
Salesforce, Inc., 4.90%, 9/15/31		395,000	394,534
SS&C Technologies, Inc., 6.50%, 6/1/32(1)		343,000	343,230
			1,786,837
Specialized REITs — 0.5%
SBA Communications Corp., 3.125%, 2/1/29		593,000	562,268
Specialty Retail — 0.8%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)		26,000	26,357
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)		370,000	375,056
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)		390,000	392,190
			793,603
Trading Companies and Distributors — 0.4%
Herc Holdings, Inc., 7.25%, 6/15/33(1)		456,000	467,670
TOTAL CORPORATE BONDS (Cost $53,363,090)			52,948,499
ASSET-BACKED SECURITIES — 16.4%
ACM Auto Trust, Series 2025-2A, Class A, SEQ, 5.55%, 6/20/28(1)		248,253	248,609
ACM Auto Trust, Series 2025-2A, Class B, 7.25%, 2/20/32(1)		261,000	262,278
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(1)		366,000	364,208
ACM Auto Trust, Series 2025-4A, Class A, SEQ, 5.87%, 5/20/30(1)		205,497	205,993
AMCR ABS Trust, Series 2026-A, Class A, SEQ, 5.52%, 5/18/33(1)(3)		242,621	242,614
Aqua Finance Issuer Trust, Series 2025-B, Class D, 6.16%, 5/17/51(1)		235,630	237,335
Avant Loans Funding Trust, Series 2026-REV1, Class D, 5.56%, 5/15/36(1)		335,000	332,012
Barclays Mortgage Loan Trust, Series 2026-CES1, Class A2, 5.15%, 1/25/56(1)		477,000	469,581
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		155,055	148,118
Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, SEQ, 5.86%, 12/20/55(1)		242,729	245,984
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		57,298	57,027
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)		479,526	458,515
Cherry Securitization Trust, Series 2025-1A, Class B, 6.53%, 11/15/32(1)		486,000	490,613
CLI Funding VIII LLC, Series 2022-1A, Class B, 3.12%, 1/18/47(1)		390,273	355,140
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	200,000	141,763
Compass Datacenters Issuer III LLC, Series 2026-1A, Class A23, SEQ, 5.44%, 2/25/56(1)		$436,428	428,371
Concord Music Royalties LLC, Series 2025-1A, Class A2, SEQ, 5.51%, 7/20/75(1)		343,000	343,980
Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, SEQ, 6.19%, 10/15/30(1)		55,187	55,248
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		200,000	194,649
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)		408,000	405,916
DataBank Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.81%, 2/25/56(1)		399,000	397,362
EDI ABS Issuer 1 LLC, Series 2025-1A, Class B, 4.55%, 7/25/55(1)		191,000	176,982
FinBe USA Trust, Series 2025-1A, Class B, 6.60%, 12/16/30(1)		393,000	392,464
FIP Master Funding LLC, Series 2026-1A, Class A5, SEQ, 5.39%, 3/15/56(1)		391,066	390,998
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)		313,000	311,564

Schedule of Investments - Multisector Income Fund

	Principal Amount/Shares	Value
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(1)	$159,547	$127,800
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.26%, (30-day average SOFR plus 1.60%), 8/25/54(1)	183,832	184,275
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)	101,371	103,579
JP Morgan Mortgage Trust, Series 2025-CES7, Class A1A, 5.06%, 4/25/56(1)	570,513	568,272
Kobalt Music Assets LP, Series 2024-1A, Class A2, SEQ, 6.625%, 4/7/64(1)	220,000	222,604
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)	383,000	382,927
Luxury Lease Partners Auto Lease Trust, Series 2025-A, Class A, SEQ, 5.51%, 3/15/32(1)	206,898	206,824
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	366,235	368,558
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)	187,085	188,382
M&T Bank RV Trust, Series 2026-1A, Class A, SEQ, 4.35%, 1/15/46(1)	603,927	598,263
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)	326,000	327,192
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/52(1)	403,936	292,500
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(1)	133,717	127,946
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	400,000	257,752
NP SPE IX LP, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)	12,702	12,594
Oportun Issuance Trust, Series 2026-A, Class D, 6.28%, 1/9/34(1)	442,000	440,998
Pawneee Equipment Receivables LLC, Series 2022-1, Class D, 7.23%, 7/17/28(1)	252,000	252,589
Purchasing Power Funding LLC, Series 2026-A, Class D, 5.40%, 8/15/30(1)	430,000	427,088
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)	475,000	480,085
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)	179,000	178,712
Regional Management Issuance Trust, Series 2025-1, Class B, 5.53%, 4/17/34(1)	200,000	201,441
Research-Driven Pagaya Motor Asset Trust, Series 2026-1A, Class C, 5.69%, 1/25/35(1)	252,000	250,470
RNL PH Owner LLC, Series 2026-1A, Class C, 5.59%, 3/20/56(1)	391,558	386,282
Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class B, 6.16%, 7/25/55(1)	340,000	334,920
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	307,000	312,736
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.00%, 3/27/56(1)	381,348	367,722
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)	235,025	236,712
United Auto Credit Securitization Trust, Series 2026-1, Class D, 5.65%, 7/10/31(1)	346,000	344,191
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)	374,037	380,657
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)	275,000	282,344
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	334,416	339,306
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	193,920	196,086
Westgate Resorts LLC, Series 2026-1A, Class C, 6.08%, 10/20/39(1)	250,000	249,976
TOTAL ASSET-BACKED SECURITIES (Cost $17,115,445)		16,989,107
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.0%
Private Sponsor Collateralized Mortgage Obligations — 8.2%
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(1)	535,558	528,829
BRAVO Residential Funding Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/45(1)	273,309	263,538
Chase Home Lending Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 5/25/55(1)	130,723	131,223
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	251,422	252,514
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	129,346	129,522
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	21,859	21,823
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	213,109	213,421
Citigroup Mortgage Loan Trust, Inc., Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(1)	392,968	395,009
COLT Mortgage Loan Trust, Series 2024-4, Class A2, 6.20%, 7/25/69(1)	221,278	223,231
Ellington Financial Mortgage Trust, Series 2024-CES1, Class A2, 5.80%, 1/26/60(1)	228,000	229,623
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	128,145	128,381
HOMES Trust, Series 2025-NQM3, Class A1, VRN, 5.63%, 2/25/70(1)	604,819	608,247
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	185,978	186,899
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)	451,487	452,271

Schedule of Investments - Multisector Income Fund

	Principal Amount/Shares	Value
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	$332,463	$334,115
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	147,381	147,810
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	149,231	149,489
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	113,188	113,205
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	14,685	14,657
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	147,813	148,451
JP Morgan Mortgage Trust, Series 2025-11, Class A4, SEQ, VRN, 5.50%, 5/25/56(1)	383,419	384,088
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	275,234	275,920
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A2, VRN, 5.16%, 4/25/66(1)	491,000	486,427
OBX Trust, Series 2025-NQM21, Class A1B, 4.99%, 10/25/65(1)	71,161	70,794
PMT Loan Trust, Series 2025-J3, Class A8, VRN, 5.50%, 11/27/56(1)	432,958	433,660
PMT Loan Trust, Series 2025-J5, Class A5, VRN, 5.50%, 1/25/57(1)	408,677	409,399
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	384,925	385,444
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	31,167	31,163
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	39,524	39,506
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	85,653	85,795
Sequoia Mortgage Trust, Series 2025-12, Class A4, SEQ, VRN, 5.50%, 12/25/55(1)	571,479	572,489
Sequoia Mortgage Trust, Series 2025-6, Class A5, SEQ, VRN, 5.50%, 7/25/55(1)	248,085	248,407
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.06%, (30-day average SOFR plus 3.40%), 11/25/33(1)	84,185	84,756
Verus Securitization Trust, Series 2021-R3, Class M1, SEQ, VRN, 2.41%, 4/25/64(1)	315,000	283,909
		8,464,015
U.S. Government Agency Collateralized Mortgage Obligations — 0.8%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 6.61%, (30-day average SOFR plus 2.95%), 6/25/42(1)	70,675	71,741
FHLMC, Series 377, Class C4, IO, 2.00%, 1/25/51	2,357,706	310,013
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	238,350	40,280
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	157,825	26,202
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	2,198,529	276,675
FNMA, Series 2023-R05, Class 1M1, VRN, 5.56%, (30-day average SOFR plus 1.90%), 6/25/43(1)	112,156	112,675
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	163,528	22,255
		859,841
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,275,041)		9,323,856
CONVERTIBLE PREFERRED SECURITIES — 7.8%
Banks — 7.0%
Banco Bilbao Vizcaya Argentaria SA, 9.375%	200,000	216,228
Banco Davivienda SA, 6.65%(1)	160,000	141,447
Banco Mercantil del Norte SA, 5.875%(1)	275,000	271,819
Banco Santander SA, 4.75%	400,000	395,858
Banco Santander SA, 9.625%	200,000	215,538
Barclays PLC, 8.00%	523,000	541,456
BNP Paribas SA, 8.50%(1)	705,000	735,031
Commerzbank AG, 7.50%	200,000	202,886
Credit Agricole SA, VRN, 4.75%(1)	234,000	222,934
HSBC Holdings PLC, 6.50%	377,000	376,898
HSBC Holdings PLC, 6.875%	200,000	201,480
HSBC Holdings PLC, VRN, 6.75%(2)	200,000	197,920
ING Groep NV, 4.875%	568,000	535,748
Lloyds Banking Group PLC, 8.00%	458,000	481,152
Skandinaviska Enskilda Banken AB, 6.875%	600,000	603,781
Societe Generale SA, 6.75%(1)	200,000	199,358
Societe Generale SA, 9.375%(1)	500,000	523,064
Standard Chartered PLC, 7.75%(1)	202,000	206,738

Schedule of Investments - Multisector Income Fund

	Principal Amount/Shares	Value
Svenska Handelsbanken AB, 4.375%	400,000	$393,440
Swedbank AB, 7.625%	600,000	617,278
		7,280,054
Capital Markets — 0.8%
UBS Group AG, 9.25%(1)	735,000	783,844
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $8,131,282)		8,063,898
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.2%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	$82,000	67,836
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)	509,000	378,106
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 5.95%, (1-month SOFR plus 2.27%), 11/15/34(1)(4)(5)	172,000	2,266
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 6.64%, (1-month SOFR plus 2.96%), 11/15/34(1)(4)(5)	183,000	1,200
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	109,000	71,165
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.09%, 7/15/51(1)	128,000	102,013
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	88,000	58,625
Benchmark Mortgage Trust, Series 2024-V8, Class D, 4.00%, 7/15/57(1)	440,000	392,078
BPR Commercial Mortgage Trust, Series 2025-STAR, Class B, VRN, 5.02%, 11/5/42(1)	394,000	392,139
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	350,000	324,439
BX Trust, Series 2025-ARIA, Class B, VRN, 5.18%, 12/13/42(1)	505,000	506,054
BXP Trust, Series 2017-CC, Class D, VRN, 3.55%, 8/13/37(1)	180,000	150,549
Citigroup Commercial Mortgage Trust, Series 2020-555, Class E, VRN, 3.50%, 12/10/41(1)	437,000	392,161
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.29%, (1-month SOFR plus 1.61%), 11/15/38(1)	235,000	232,871
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	169,000	139,729
LQR Trust, Series 2025-CALI, Class C, VRN, 5.92%, (1-month SOFR plus 2.25%), 1/15/43	432,000	429,389
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	78,000	64,621
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	120,000	120,885
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	66,000	60,248
Velocity Commercial Capital Loan Trust, Series 2025-5, Class M1, VRN, 5.94%, 12/25/55(1)	241,260	241,062
Velocity Commercial Capital Loan Trust, Series 2026-1, Class M2, VRN, 5.89%, 2/25/56(1)	184,043	181,867
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	72,000	50,149
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,660,622)		4,359,452
PREFERRED SECURITIES — 3.5%
Banks — 1.2%
Bank of America Corp., 4.375%	245,000	242,165
Citigroup, Inc., 7.625%	508,000	525,632
JPMorgan Chase & Co., 3.65%	172,000	171,310
KeyCorp, 5.00%	275,000	272,876
		1,211,983
Capital Markets — 0.5%
Charles Schwab Corp., 4.00%	484,000	481,022
Electric Utilities — 0.3%
NRG Energy, Inc., 10.25%(1)	297,000	320,560
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp., 8.00%(1)	400,000	404,486
Multi-Utilities — 0.4%
Dominion Energy, Inc., 4.35%	446,000	439,321
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer LP, 6.50%	317,000	316,627
Energy Transfer LP, 6.625%	163,000	163,146
		479,773

Schedule of Investments - Multisector Income Fund

	Principal Amount/Shares	Value
Trading Companies and Distributors — 0.2%
Air Lease Corp., 4.65%	270,000	$269,509
TOTAL PREFERRED SECURITIES (Cost $3,607,526)		3,606,654
U.S. TREASURY SECURITIES — 2.4%
U.S. Treasury Bonds, 4.625%, 11/15/55	$400,000	382,250
U.S. Treasury Notes, 4.625%, 9/15/26(6)	300,000	301,199
U.S. Treasury Notes, 3.875%, 6/15/28(6)	1,400,000	1,402,078
U.S. Treasury Notes, 4.875%, 10/31/30(6)	400,000	415,633
TOTAL U.S. TREASURY SECURITIES (Cost $2,495,690)		2,501,160
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.3%
Argentina — 0.4%
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.80%, 11/26/33(1)	400,000	405,916
Colombia — 0.7%
Colombia Government International Bonds, 6.125%, 1/21/31	500,000	492,500
Colombia Government International Bonds, 7.75%, 11/7/36	200,000	204,790
		697,290
Romania — 0.4%
Romania Government International Bonds, 5.75%, 7/4/36(1)	500,000	464,929
Saudi Arabia — 0.5%
Saudi Government International Bonds, 4.875%, 1/12/36(1)	550,000	536,726
Trinidad — 0.3%
Trinidad & Tobago Government International Bonds, 6.50%, 1/28/36(1)	280,000	278,880
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,414,571)		2,383,741
MUNICIPAL SECURITIES — 1.3%
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 7.00%, 12/15/30 (1)	855,000	848,734
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 6.75%, 11/15/30 (1)	445,000	445,707
University of California College of the Law San Francisco Rev., 5.99%, 8/1/50 (BAM)	20,000	20,094
University of California College of the Law San Francisco Rev., 6.09%, 8/1/55 (BAM)	25,000	25,216
TOTAL MUNICIPAL SECURITIES (Cost $1,345,000)		1,339,751
EXCHANGE-TRADED FUNDS — 0.4%
State Street SPDR Bloomberg Convertible Securities ETF(2) (Cost $405,196)	4,552	416,599
BANK LOAN OBLIGATIONS(7) — 0.4%
Passenger Airlines — 0.4%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.00%, (6-month SOFR plus 2.25%), 2/15/28 (Cost $392,975)	$397,700	388,752
COLLATERALIZED LOAN OBLIGATIONS — 0.3%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.14%, (1-month SOFR plus 1.46%), 11/15/36(1)	77,667	77,669
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 5.93%, (1-month SOFR plus 2.26%), 9/15/35(1)	148,068	148,096
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 5.61%, (3-month SOFR plus 1.96%), 11/15/28(1)	159,475	159,485
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $380,310)		385,250
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio(8)	1,228,363	1,228,363

Schedule of Investments - Multisector Income Fund

	Principal Amount/Shares	Value
Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375%, 8/15/50, valued at $717,102), at 3.66%, dated 3/31/26, due 4/1/26 (Delivery value $703,071)		$703,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,931,363)		1,931,363
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $105,518,111)		104,638,082
OTHER ASSETS AND LIABILITIES — (0.9)%		(951,991)
TOTAL NET ASSETS — 100.0%		$103,686,091

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	145,939	CAD	197,751	Citibank NA	6/17/26	$3,311

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	14	June 2026	$2,904,234	$5,590
U.S. Treasury 5-Year Notes	24	June 2026	2,596,313	11,344
U.S. Treasury 10-Year Notes	61	June 2026	6,773,859	(113,432)
U.S. Treasury 10-Year Ultra Notes	114	June 2026	12,940,781	(289,524)
U.S. Treasury Long Bonds	6	June 2026	683,250	(19,066)
U.S. Treasury Ultra Bonds	15	June 2026	1,748,438	(55,345)
			$27,646,875	$(460,433)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30	$4,158,000	$233,493	$(7,596)	$225,897
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Morgan Stanley	BZDIOVRA	Pay	12.98%	1/2/31	BRL	7,000,000	$(42,503)
^Amount represents value and unrealized appreciation (depreciation).

Schedule of Investments - Multisector Income Fund

NOTES TO SCHEDULE OF INVESTMENTS
BAM	–	Build America Mutual Assurance Corp.
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $66,901,378, which represented 64.5% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,384,838. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security is in default.
(5)Non-income producing.
(6)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,130,238.
(7)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,424,329, which includes securities collateral of $195,966.

Schedule of Investments - Multisector Income Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the level classifications as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$52,948,499	—
Asset-Backed Securities	—	16,989,107	—
Collateralized Mortgage Obligations	—	9,323,856	—
Convertible Preferred Securities	—	8,063,898	—
Commercial Mortgage-Backed Securities	—	4,359,452	—
Preferred Securities	—	3,606,654	—
U.S. Treasury Securities	—	2,501,160	—
Sovereign Governments and Agencies	—	2,383,741	—
Municipal Securities	—	1,339,751	—
Exchange-Traded Funds	$416,599	—	—
Bank Loan Obligations	—	388,752	—
Collateralized Loan Obligations	—	385,250	—
Short-Term Investments	1,228,363	703,000	—
	$1,644,962	$102,993,120	—
Other Financial Instruments
Futures Contracts	$16,934	—	—
Swap Agreements	—	$225,897	—
Forward Foreign Currency Exchange Contracts	—	3,311	—
	$16,934	$229,208	—

Liabilities
Other Financial Instruments
Futures Contracts	$477,367	—	—
Swap Agreements	—	$42,503	—
	$477,367	$42,503	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	—	$58,142	$58,142
Receivable for variation margin on swap agreements*	$37,556	—	—	37,556
Unrealized appreciation on forward foreign currency exchange contracts	—	$3,311	—	3,311
				$99,009
Liability Derivatives:
Swap agreements	—	—	$42,503	$42,503
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Multisector Income Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$(5,536)	—	$(5,536)
Futures contract transactions	—	—	$827,610	827,610
Swap agreement transactions	$(22,451)	—	—	(22,451)
				$799,623
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$3,335	—	$3,335
Futures contracts	—	—	$(583,459)	(583,459)
Swap agreements	$(51,256)	—	(42,503)	(93,759)
				$(673,883)

See Notes to Financial Statements.

Schedule of Investments - Prime Money Market Fund

MARCH 31, 2026

	Principal Amount	Value
COMMERCIAL PAPER(1) — 47.4%
Bank of Montreal, 1.25%, 9/15/26	$8,000,000	$7,900,806
Bank of Montreal, 3.95%, 12/9/26(2)	20,000,000	20,000,000
Brigantine Funding Co. LLC, 4.06%, 5/1/26(2)	15,000,000	14,950,000
Cabot Trail Funding LLC, 3.87%, 5/13/26(2)	1,670,000	1,662,557
Chariot Funding LLC, 3.96%, 7/27/26(2)	25,000,000	25,000,000
Collateralized Commercial Paper V Co. LLC, 3.91%, 10/13/26(2)	25,000,000	25,000,000
Collateralized Commercial Paper V Co. LLC, VRN, 3.93%, (SOFR plus 0.30%), 7/14/26(2)	25,000,000	25,000,000
Collateralized Commercial Paper V Co. LLC, VRN, 3.98%, (SOFR plus 0.35%), 8/28/26(2)	25,000,000	25,000,000
Concord Minutemen Capital Co. LLC, 3.93%, 9/4/26(2)	19,750,000	19,750,000
Concord Minutemen Capital Co. LLC, VRN, 3.93%, (SOFR plus 0.30%), 7/21/26(2)	25,000,000	25,000,000
Endeavour Funding Co. LLC, 3.70%, 4/7/26(2)	30,000,000	30,000,000
Endeavour Funding Co. LLC, 3.95%, 4/10/26 (LOC: HSBC Bank PLC)(2)	40,000,000	39,961,000
Endeavour Funding Co. LLC, 3.83%, 7/15/26(2)	7,000,000	6,922,825
Fairway Finance Co. LLC, VRN, 3.92%, (SOFR plus 0.29%), 7/8/26(2)	20,000,000	20,000,000
Glencove Funding LLC, 3.65%, 4/1/26(2)	50,000,000	50,000,000
HQLA Funding LLC, 3.73%, 4/1/26(2)	35,000,000	35,000,000
HQLA Funding LLC, 4.03%, 8/28/26(2)	50,000,000	50,000,000
HQLA Funding LLC, 4.03%, 9/8/26(2)	50,000,000	50,000,000
Ionic Funding LLC, 3.89%, 6/4/26(2)	40,000,000	39,726,933
Ionic Funding LLC, 3.90%, 6/5/26(2)	30,000,000	29,791,901
Ionic Funding LLC, Series IIA, 3.88%, 5/22/26(2)	50,374,000	50,101,173
LMA-Americas LLC, 3.88%, 5/29/26(2)	19,500,000	19,379,831
Memorial Health System, 3.87%, 4/8/26(2)	15,000,000	14,988,858
Memorial Health System, 4.06%, 5/27/26(2)	15,000,000	14,906,667
National Bank of Canada, VRN, 3.93%, (SOFR plus 0.30%), 10/15/26(2)	50,000,000	50,000,000
Paradelle Funding LLC, 3.93%, 12/18/26(2)	15,000,000	14,578,050
Regatta Funding Co. LLC, 3.77%, 4/1/26(2)	25,000,000	25,000,000
Regatta Funding Co. LLC, 3.88%, 4/8/26(2)	15,300,000	15,288,621
Regatta Funding Co. LLC, VRN, 4.03%, (SOFR plus 0.40%), 7/8/26(2)	25,000,000	25,000,000
Reliance Funding Co. LLC, 3.85%, 4/10/26(2)	14,956,000	14,941,792
St. Lawrence Funding LLC, 3.65%, 4/1/26(2)	50,000,000	50,000,000
Toyota Credit Canada, Inc., 4.16%, 4/6/26(2)	25,000,000	24,985,764
Toyota Credit de Puerto Rico Corp., 3.89%, 8/17/26(2)	25,000,000	24,632,000
Toyota Credit de Puerto Rico Corp., 3.88%, 8/31/26(2)	25,000,000	24,595,722
Toyota Credit de Puerto Rico Corp., 4.09%, 9/21/26(2)	20,000,000	19,612,672
Verto Capital Compartment B, 3.70%, 4/1/26(2)	90,000,000	90,000,000
Verto Capital I Compartment C, 3.80%, 5/5/26(2)	25,000,000	25,000,000
Verto Capital I Compartment D, VRN, 3.71%, (SOFR plus 0.08%), 4/1/26(2)	50,000,000	50,000,000
Verto Capital I-A LLC, 3.70%, 4/1/26(2)	50,000,000	50,000,000
Washington Morgan Capital Co. LLC, VRN, 3.93%, (SOFR plus 0.30%), 5/7/26(2)	37,500,000	37,500,000
Washington Morgan Capital Co. LLC, VRN, 3.94%, (SOFR plus 0.31%), 5/19/26(2)	17,500,000	17,500,000
Washington Morgan Capital Co. LLC, VRN, 3.95%, (SOFR plus 0.32%), 6/16/26(2)	25,000,000	25,000,000
TOTAL COMMERCIAL PAPER		1,223,677,172
CORPORATE BONDS — 21.8%
412 Madison LLC, VRDN, 3.75%, 4/7/26 (LOC: FNMA)	21,220,000	21,220,000
500 Columbia Place LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	9,890,000	9,890,000
AHI Fund II LLC, VRDN, 3.77%, 4/7/26 (LOC: PNC Bank N.A.)	5,550,000	5,550,000
Allen C Stonecipher Life Insurance Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	22,885,000	22,885,000
Anton Santa Cruz LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	15,245,000	15,245,000
Bank of America NA, 5.53%, 8/18/26	10,000,000	10,042,608

Schedule of Investments - Prime Money Market Fund

	Principal Amount	Value
Barbour Issuing Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	$11,000,000	$11,000,000
Bellevue 10 Apartments LLC, VRDN, 3.79%, 4/7/26 (LOC: Northern Trust Company)	12,370,000	12,370,000
Campos Charitable Trust, VRDN, 3.80%, 4/7/26 (LOC: FHLB)	6,245,000	6,245,000
Capital Source 31 LLC, VRDN, 4.20%, 4/7/26 (LOC: FHLB)	9,800,000	9,800,000
Champion Insurance Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	4,320,000	4,320,000
CIG DS1 LLC, 5.00%, 8/1/26 (LOC: Natixis)(2)	25,000,000	25,000,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 3.80%, 4/7/26 (LOC: FHLB)	8,300,000	8,300,000
Foothill Garden NV Investors LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	12,950,000	12,950,000
General Secretariat of the Organization of American States, VRDN, 3.77%, 4/7/26 (LOC: Bank of America N.A.)	9,570,000	9,570,000
Gold River 659 LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	12,000,000	12,000,000
Invesco Senior Income Trust, VRDN, 3.78%, 4/7/26 (LOC: Toronto-Dominion Bank)(2)	50,000,000	50,000,000
Jefferson Exchange at Riverside LLC, Series B, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	28,210,000	28,210,000
Jefferson Monrovia South LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	39,385,000	39,385,000
JoEllyn G Slott Family Trust, Series 2023, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	6,035,000	6,035,000
KDF Glenview LP, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	8,000,000	8,000,000
Krawitz Family Insurance Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	4,000,000	4,000,000
Labcon North America, VRDN, 4.00%, 4/7/26 (LOC: BMO Bank N.A.)	5,280,000	5,280,000
Labcon North America, VRDN, 4.00%, 4/7/26 (LOC: BMO Bank N.A.)	1,815,000	1,815,000
Leo@cartersville LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	2,100,000	2,100,000
Ness Family Partners LP, VRDN, 4.00%, 4/7/26 (LOC: BMO Bank N.A.)	2,770,000	2,770,000
Nicholas David Nurse 2020 Irrevocable Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	9,780,000	9,780,000
Nuveen Credit Strategies Income Fund, VRDN, 3.77%, 4/7/26 (LOC: Societe Generale SA)(2)	16,000,000	16,000,000
Nuveen Preferred & Income Opportunities Fund, VRDN, 3.79%, 4/7/26 (LOC: Sumitomo Mitsui Banking)(2)	20,000,000	20,000,000
Nuveen Variable Rate Preferred & Income Fund, VRDN, 3.78%, 4/7/26 (LOC: Toronto-Dominion Bank)(2)	42,500,000	42,500,000
Richard & Allison Leigh Insurance Trust, VRDN, 3.90%, 4/7/26 (LOC: Commerce Bank (Missouri))	5,575,000	5,575,000
Shil Park Irrevocable Life Insurance Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	15,000,000	15,000,000
SRM Culver City LP, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	23,280,000	23,280,000
SRMHayward LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	11,800,000	11,800,000
Steve Welch Family Insurance Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	6,265,000	6,265,000
Stobro Co. LP, VRDN, 3.82%, 4/7/26 (LOC: FHLB)	5,800,000	5,800,000
Sundowner Issuing Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	6,000,000	6,000,000
Supreme Satori Issuing Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	5,000,000	5,000,000
Synergy Colgan Creek LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	14,030,000	14,030,000
Trinity Mills Multifamily I Owner LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	11,070,000	11,070,000
Uptown Newport Building Owner LP, VRDN, 3.80%, 4/7/26 (LOC: Landesbank Hessen-Thuringen Girozentrale)	16,085,000	16,085,000
Valencia Grove II LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	7,900,000	7,900,000
World Changers Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	3,575,000	3,575,000
TOTAL CORPORATE BONDS		563,642,608
MUNICIPAL SECURITIES — 15.9%
City & County of San Francisco COP, VRDN, 3.83%, 4/7/26 (LIQ FAC: Morgan Stanley Bank N.A.)(2)	18,000,000	18,000,000
Deutsche Bank Spears/Lifers Trust Rev., VRDN, 4.19%, 7/6/26 (LIQ FAC: Deutsche Bank A.G.)(GA: Deutsche Bank A.G.)(2)	53,755,000	53,755,000
Deutsche Bank Spears/Lifers Trust Rev., VRDN, Series DBE-8909, 4.19%, 7/6/26 (LIQ FAC: Deutsche Bank A.G.)(GA: Deutsche Bank A.G.)(2)	36,955,000	36,955,000
Mizuho Floater/Residual Trust Rev., VRDN, Series 2020-MIZ9043, 3.76%, 4/1/26 (LOC: Mizuho Bank Ltd.)(LIQ FAC: Mizuho Bank Ltd.)(GA: FHLMC)(2)	7,500,000	7,500,000
Mizuho Floater/Residual Trust Rev., VRDN, Series 2023-MIZ9147TX, 4.08%, 5/5/26 (LIQ FAC: Mizuho Capital Markets LLC)(LOC: Mizuho Bank Ltd.)(2)	15,852,000	15,852,000
Mizuho Floater/Residual Trust Rev., VRDN, Series 2024-MIZ9164TX, 3.87%, 5/5/26 (LIQ FAC: Mizuho Capital Markets LLC)(LOC: Mizuho Bank Ltd.)(2)	24,366,188	24,366,188
New York City GO, 4.12%, 8/1/26(3)	15,000,000	14,998,500
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.83%, 4/7/26 (LIQ FAC: Morgan Stanley Bank N.A.)(2)	16,000,000	16,000,000
New York State Dormitory Authority Rev., VRDN, 3.83%, 4/7/26 (LIQ FAC: Morgan Stanley Bank N.A.)(2)	725,000	725,000

Schedule of Investments - Prime Money Market Fund

	Principal Amount	Value
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), VRDN, Series 2016-XFT910, 3.83%, 4/7/26 (LIQ FAC: Morgan Stanley Bank N.A.)(2)	$540,000	$540,000
New York State Housing Finance Agency Rev., (160 Madison Ave LLC), VRDN, 3.64%, 4/1/26 (LOC: Landesbank Hessen-Thueringen)	6,430,000	6,430,000
Santa Clara County GO, 5.00%, 8/1/26	10,000,000	10,042,223
Taxable Municipal Funding Trust Rev., VRDN, 3.97%, 5/5/26 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(2)	6,125,000	6,125,000
Taxable Municipal Funding Trust Rev., VRDN, 3.97%, 5/5/26 (LOC: Barclays Bank PLC)(2)	13,750,000	13,750,000
Taxable Municipal Funding Trust Rev., VRDN, 3.97%, 5/5/26 (LOC: Barclays Bank PLC)(2)	20,855,000	20,855,000
Taxable Municipal Funding Trust Rev., VRDN, Series BTMFT-2024, 3.97%, 5/5/26 (LOC: Barclays Bank PLC)(2)	3,048,000	3,048,000
Taxable Municipal Funding Trust Rev., VRDN, Series BTMFT-2024, 3.97%, 5/5/26 (LOC: Barclays Bank PLC)(2)	35,971,000	35,971,000
Taxable Municipal Funding Trust Rev., VRDN, Series BTMFT-2025-004, 3.97%, 5/5/26 (LOC: Barclays Bank PLC)(2)	16,240,000	16,240,000
Tender Option Bond Trust Receipts/Certificates GO, VRN, 3.90%, 6/11/26 (LIQ FAC: Morgan Stanley Bank N.A.)(2)	19,475,000	19,475,000
Tender Option Bond Trust Receipts/Certificates GO, VRN, 3.90%, 6/11/26 (LIQ FAC: Morgan Stanley Bank N.A.)(2)	20,040,000	20,040,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.77%, 4/7/26 (LOC: Barclays Bank PLC)(2)	498,699	498,699
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.82%, 4/7/26 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.82%, 4/7/26 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	3,900,000	3,900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.82%, 4/7/26 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	5,625,000	5,625,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.83%, 4/7/26 (LOC: Royal Bank of Canada)(2)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.91%, 4/7/26 (LIQ FAC: Mizhuho Capital Markets LLC)(LOC: Mizhuho Capital Markets LLC)(2)	16,795,000	16,795,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.90%, 4/23/26 (LIQ FAC: Morgan Stanley Bank N.A.)(2)	20,000,000	20,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, Series 2016-XFT907, 3.82%, 4/7/26 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	16,000,000	16,000,000
TOTAL MUNICIPAL SECURITIES		411,986,610
U.S. TREASURY SECURITIES(1) — 14.0%
U.S. Treasury Bills, 3.69%, 3/18/27	70,000,000	67,514,698
U.S. Treasury Notes, 2.375%, 4/30/26	10,000,000	9,985,507
U.S. Treasury Notes, 4.875%, 4/30/26	10,000,000	10,005,751
U.S. Treasury Notes, 0.75%, 8/31/26	25,000,000	24,703,125
U.S. Treasury Notes, 3.75%, 8/31/26	25,000,000	25,008,564
U.S. Treasury Notes, 4.625%, 10/15/26	30,000,000	30,149,038
U.S. Treasury Notes, 4.25%, 3/15/27	15,000,000	15,080,666
U.S. Treasury Notes, 4.50%, 4/15/27	125,000,000	125,984,455
U.S. Treasury Notes, VRN, 3.80%, (3-month USBMMY plus 0.15%), 4/30/26	52,280,000	52,280,008
TOTAL U.S. TREASURY SECURITIES		360,711,812
CERTIFICATES OF DEPOSIT — 1.7%
BNP Paribas SA, 3.80%, 7/13/26	115,000	114,941
Toronto-Dominion Bank, 3.95%, 12/16/26(2)	20,000,000	20,000,000
Toronto-Dominion Bank, VRN, 3.93%, (SOFR plus 0.30%), 7/22/26(2)	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT		45,114,941
TOTAL INVESTMENT SECURITIES — 100.8%		2,605,133,143
OTHER ASSETS AND LIABILITIES — (0.8)%		(21,547,761)
TOTAL NET ASSETS — 100.0%		$2,583,585,382

Schedule of Investments - Prime Money Market Fund

NOTES TO SCHEDULE OF INVESTMENTS
COP	–	Certificates of Participation
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,794,792,253, which represented 69.5% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 2.

See Notes to Financial Statements.

Schedule of Investments - Short Duration Fund

MARCH 31, 2026

	Principal Amount/Shares	Value
CORPORATE BONDS — 30.7%
Aerospace and Defense — 0.2%
Honeywell Aerospace, Inc., 4.30%, 3/16/31(1)	$2,412,000	$2,386,719
Automobiles — 1.4%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	2,950,000	2,956,647
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	2,700,000	2,715,534
General Motors Financial Co., Inc., 5.40%, 4/6/26	2,810,000	2,810,274
Hyundai Capital America, 5.95%, 9/21/26(1)	2,265,000	2,279,180
Hyundai Capital America, 4.875%, 11/1/27(1)	3,410,000	3,425,527
		14,187,162
Banks — 5.7%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)	2,200,000	1,964,570
Bank of America Corp., VRN, 4.98%, 1/24/29	3,420,000	3,447,718
Bank of Montreal, VRN, 7.70%, 5/26/84	2,218,000	2,279,339
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	3,759,000	3,938,455
Banque Federative du Credit Mutuel SA, 4.54%, 1/15/31(1)	556,000	548,559
DNB Bank ASA, VRN, 4.83%, 3/30/32(1)	2,530,000	2,524,709
Fifth Third Financial Corp., VRN, 5.98%, 1/30/30	2,675,000	2,760,716
FNB Corp., VRN, 5.72%, 12/11/30	2,509,000	2,525,334
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	1,740,000	1,738,806
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	1,650,000	1,673,587
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	2,145,000	2,007,469
Huntington Bancshares, Inc., VRN, 4.62%, 1/28/32	2,200,000	2,168,563
Morgan Stanley Private Bank NA, VRN, 4.21%, 2/8/30	1,950,000	1,930,516
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	50,000	49,855
NatWest Group PLC, VRN, 3.03%, 11/28/35	2,213,000	2,015,618
Toronto-Dominion Bank, 4.11%, 10/13/28	2,965,000	2,949,927
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	4,861,000	5,017,869
Truist Bank, VRN, 4.67%, 5/20/27	2,030,000	2,030,099
Truist Bank, VRN, 4.63%, 9/17/29	1,520,000	1,507,867
Wells Fargo & Co., VRN, 4.97%, 4/23/29	2,105,000	2,123,479
Wells Fargo & Co., VRN, 4.18%, 1/23/30	3,162,000	3,134,473
Western Alliance Bancorp, VRN, 3.00%, 6/15/31	3,155,000	3,031,103
Zions Bancorp NA, VRN, 4.70%, 8/18/28	2,304,000	2,284,137
Zions Bancorp NA, VRN, 4.48%, 2/9/29	3,615,000	3,589,354
		57,242,122
Broadline Retail — 0.3%
Amazon.com, Inc., 4.00%, 3/13/29	1,390,000	1,383,227
Amazon.com, Inc., 4.25%, 3/13/31	1,720,000	1,707,711
		3,090,938
Building Products — 0.3%
Standard Industries, Inc., 4.75%, 1/15/28(1)	2,670,000	2,641,288
Capital Markets — 4.9%
Apollo Debt Solutions BDC, 5.20%, 12/8/28(1)	1,530,000	1,511,605
Ares Strategic Income Fund, 5.70%, 3/15/28	2,133,000	2,130,582
Blackstone Private Credit Fund, 2.625%, 12/15/26	651,000	637,047
Blackstone Private Credit Fund, 3.25%, 3/15/27	3,625,000	3,535,399
Blackstone Secured Lending Fund, 2.75%, 9/16/26	2,580,000	2,545,641
Blue Owl Capital Corp., 3.40%, 7/15/26	3,895,000	3,864,754
Blue Owl Credit Income Corp., 7.75%, 9/16/27	1,460,000	1,481,098

Schedule of Investments - Short Duration Fund

	Principal Amount/Shares	Value
Blue Owl Technology Finance Corp., 6.10%, 3/15/28	$1,990,000	$1,967,827
Citadel Finance LLC, 4.75%, 2/14/29(1)	1,740,000	1,706,110
Citadel Finance LLC, 5.90%, 2/10/30(1)	1,000,000	1,005,334
Coinbase Global, Inc., 3.375%, 10/1/28(1)	1,594,000	1,493,368
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	1,870,000	1,929,604
Goldman Sachs Group, Inc., VRN, 4.52%, 1/21/32	2,145,000	2,112,937
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28(1)	1,570,000	1,546,780
Golub Capital BDC, Inc., 2.05%, 2/15/27	1,626,000	1,575,523
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	1,290,000	1,272,644
HPS Corporate Lending Fund, 5.45%, 1/14/28	2,875,000	2,854,732
HPS Corporate Lending Fund, 5.15%, 4/2/29(1)	865,000	840,873
Morgan Stanley, VRN, 4.13%, 10/18/29	3,810,000	3,766,576
Morgan Stanley, VRN, 6.41%, 11/1/29	2,380,000	2,484,359
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)	3,808,000	3,709,698
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,710,000	1,686,671
State Street Corp., VRN, 3.03%, 11/1/34	3,750,000	3,531,048
		49,190,210
Consumer Finance — 0.5%
Avilease Capital Ltd., 4.75%, 11/12/30(1)	2,140,000	2,084,660
OneMain Finance Corp., 6.125%, 5/15/30	645,000	631,149
Takeoff Merger Sub, Inc., 4.50%, 3/24/29(1)	1,890,000	1,878,196
Takeoff Merger Sub, Inc., 4.85%, 3/24/31(1)	775,000	765,608
		5,359,613
Diversified REITs — 2.0%
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 3/15/31	1,870,000	1,831,331
Global Net Lease, Inc., 4.50%, 9/30/28(1)	2,710,000	2,627,421
Kilroy Realty LP, 4.25%, 8/15/29	4,540,000	4,392,109
Kilroy Realty LP, 3.05%, 2/15/30	605,000	551,791
Piedmont Operating Partnership LP, 6.875%, 7/15/29	2,626,000	2,752,093
Store Capital LLC, 4.95%, 2/11/31(1)	3,530,000	3,500,972
Vornado Realty LP, 2.15%, 6/1/26	4,382,000	4,357,562
		20,013,279
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 7.30%, 8/15/26	2,015,000	2,030,284
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	2,755,000	2,773,243
		4,803,527
Electric Utilities — 0.7%
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	2,305,000	2,309,760
Monongahela Power Co., 3.55%, 5/15/27(1)	4,522,000	4,478,910
		6,788,670
Electrical Equipment — 0.0%
WESCO Distribution, Inc., 5.25%, 4/15/31(1)	228,000	227,209
Entertainment — 0.2%
Discovery Global Holdings, Inc., 3.76%, 3/15/27	2,149,000	2,122,675
Financial Services — 2.1%
Antares Holdings LP, 6.35%, 10/23/29(1)	1,090,000	1,079,520
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	2,169,000	2,199,658
Atlas Warehouse Lending Co. LP, 4.625%, 11/15/28(1)	2,931,000	2,887,619
Corebridge Global Funding, 4.45%, 10/2/30(1)	3,585,000	3,517,976
Corebridge Global Funding, 4.55%, 1/9/31(1)	2,780,000	2,746,129
Essent Group Ltd., 6.25%, 7/1/29	2,200,000	2,276,993
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	3,626,000	3,580,425

Schedule of Investments - Short Duration Fund

	Principal Amount/Shares	Value
NMI Holdings, Inc., 6.00%, 8/15/29	$2,270,000	$2,323,391
		20,611,711
Ground Transportation — 0.2%
Fedex Freight Holding Co., Inc., 4.65%, 3/15/31(1)	2,090,000	2,055,117
Health Care Equipment and Supplies — 0.5%
Baxter International, Inc., 4.45%, 2/15/29	3,110,000	3,071,839
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,649,000	1,682,364
		4,754,203
Health Care Providers and Services — 1.5%
Cardinal Health, Inc., 4.70%, 11/15/26	4,320,000	4,328,241
Centene Corp., 4.25%, 12/15/27	1,761,000	1,730,851
HCA, Inc., 5.25%, 6/15/26	5,000,000	5,003,022
Universal Health Services, Inc., 1.65%, 9/1/26	3,822,000	3,776,793
		14,838,907
Hotels, Restaurants and Leisure — 0.6%
Airbnb, Inc., 4.40%, 3/16/29	2,460,000	2,457,194
Marriott International, Inc., 5.45%, 9/15/26	3,845,000	3,860,491
		6,317,685
Household Durables — 0.2%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	1,980,000	1,986,609
Insurance — 1.3%
F&G Annuities & Life, Inc., 6.50%, 6/4/29	3,535,000	3,551,848
Fortitude Global Funding, 4.625%, 10/6/28(1)	1,697,000	1,680,488
GA Global Funding Trust, 5.20%, 12/9/31(1)	2,865,000	2,808,670
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	1,270,000	1,229,091
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	4,100,000	4,006,123
		13,276,220
Interactive Media and Services — 0.3%
Alphabet, Inc., 4.10%, 2/15/31	2,640,000	2,622,228
IT Services — 0.1%
Kyndryl Holdings, Inc., 2.70%, 10/15/28	1,559,000	1,442,414
Life Sciences Tools and Services — 0.3%
Illumina, Inc., 4.65%, 9/9/26	2,661,000	2,661,636
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	1,570,000	1,558,061
Lamar Media Corp., 3.75%, 2/15/28	2,885,000	2,807,728
Nexstar Media, Inc., 4.75%, 11/1/28(1)	2,710,000	2,666,682
Omnicom Group, Inc., 4.20%, 3/2/29	1,350,000	1,335,922
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	960,000	927,222
		9,295,615
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	2,659,000	2,750,472
Multi-Utilities — 0.2%
Ameren Corp., 5.70%, 12/1/26	2,175,000	2,191,025
Oil, Gas and Consumable Fuels — 2.9%
Cenovus Energy, Inc., 4.65%, 3/20/31	2,301,000	2,285,874
Diamondback Energy, Inc., 5.20%, 4/18/27	3,970,000	4,002,152
Enbridge, Inc., 5.90%, 11/15/26	2,435,000	2,455,796
Enbridge, Inc., VRN, 6.00%, 1/15/77	4,010,000	4,013,713
Enterprise Products Operating LLC, VRN, 5.25%, 8/16/77	3,000,000	2,975,426
Expand Energy Corp., 5.375%, 3/15/30	2,595,000	2,617,757
Ovintiv, Inc., 7.20%, 11/1/31	777,000	854,189

Schedule of Investments - Short Duration Fund

	Principal Amount/Shares	Value
Ovintiv, Inc., 7.375%, 11/1/31	$578,000	$639,663
Permian Resources Operating LLC, 6.25%, 2/1/33(1)	2,460,000	2,507,542
Targa Resources Corp., 4.35%, 1/15/29	1,490,000	1,484,095
Targa Resources Corp., 4.35%, 4/15/31	1,115,000	1,091,877
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	1,485,000	1,519,476
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(1)	1,600,000	1,646,362
Western Midstream Operating LP, 4.80%, 3/1/31	1,045,000	1,035,004
		29,128,926
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust, Class A, 3.70%, 4/1/28	103,196	102,854
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	24	24
United Airlines, Inc., 4.625%, 4/15/29(1)	1,335,000	1,310,675
		1,413,553
Professional Services — 0.2%
Concentrix Corp., 6.60%, 8/2/28	2,540,000	2,525,233
Semiconductors and Semiconductor Equipment — 0.3%
Micron Technology, Inc., 5.30%, 1/15/31	2,485,000	2,601,939
Software — 1.5%
AppLovin Corp., 5.125%, 12/1/29	2,203,000	2,216,289
AppLovin Corp., 5.375%, 12/1/31	2,325,000	2,348,654
Oracle Corp., 4.45%, 9/26/30	5,444,000	5,247,667
Oracle Corp., 4.95%, 2/4/31	1,735,000	1,698,184
Salesforce, Inc., 4.50%, 3/15/28	1,800,000	1,801,084
Salesforce, Inc., 4.65%, 3/15/29	1,870,000	1,874,167
		15,186,045
Specialized REITs — 0.3%
SBA Communications Corp., 3.125%, 2/1/29	3,264,000	3,094,846
Specialty Retail — 0.2%
Lowe's Cos., Inc., 3.10%, 5/3/27	1,955,000	1,932,181
TOTAL CORPORATE BONDS (Cost $310,031,818)		308,739,977
U.S. TREASURY SECURITIES — 26.1%
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	2,628,875	2,699,666
U.S. Treasury Notes, 0.75%, 4/30/26(2)	3,000,000	2,992,922
U.S. Treasury Notes, 0.875%, 9/30/26	1,000,000	985,962
U.S. Treasury Notes, 4.625%, 10/15/26	5,000,000	5,022,875
U.S. Treasury Notes, 4.25%, 3/15/27	10,500,000	10,551,675
U.S. Treasury Notes, 3.875%, 7/31/27	14,000,000	14,007,109
U.S. Treasury Notes, 3.375%, 2/29/28	8,000,000	7,937,500
U.S. Treasury Notes, 3.875%, 3/31/28	18,000,000	18,027,422
U.S. Treasury Notes, 3.875%, 6/15/28	82,200,000	82,322,016
U.S. Treasury Notes, 4.00%, 6/30/28(2)	1,000,000	1,004,336
U.S. Treasury Notes, 3.375%, 9/15/28	20,000,000	19,795,312
U.S. Treasury Notes, 3.50%, 2/15/29	23,500,000	23,297,129
U.S. Treasury Notes, 3.50%, 3/15/29	68,100,000	67,501,465
U.S. Treasury Notes, 4.375%, 12/31/29	6,000,000	6,102,305
TOTAL U.S. TREASURY SECURITIES (Cost $262,980,421)		262,247,694
COLLATERALIZED MORTGAGE OBLIGATIONS — 16.2%
Private Sponsor Collateralized Mortgage Obligations — 14.1%
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(1)	634,169	580,130
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(1)	502,050	460,002
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(1)	4,887,585	4,826,176

Schedule of Investments - Short Duration Fund

	Principal Amount/Shares	Value
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2, SEQ, 3.08%, 7/25/49(1)	$175,751	$172,843
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(1)	1,645,334	1,652,945
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	2,582,225	2,598,374
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	2,531,562	2,542,552
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	597,307	596,567
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	1,537,784	1,539,874
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	275,969	275,511
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(1)	3,268,389	3,273,562
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, SEQ, VRN, 5.50%, 6/25/56(1)	4,393,251	4,399,772
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	483	475
Citigroup Mortgage Loan Trust, Series 2025-3, Class A11, VRN, 5.50%, 6/25/55(1)	1,727,354	1,728,890
COLT Mortgage Loan Trust, Series 2026-2, Class A2, 5.09%, 3/25/71(1)	3,900,000	3,867,106
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 3.51%, 2/25/50(1)	323,476	309,644
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, SEQ, VRN, 6.00%, 1/25/54(1)	4,660,941	4,683,896
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A15, SEQ, VRN, 6.00%, 4/25/54(1)	2,927,605	2,939,410
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(1)	3,011,974	3,018,885
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, SEQ, VRN, 6.00%, 11/25/55(1)	1,918,205	1,927,077
GS Mortgage-Backed Securities Trust, Series 2025-PJ7, Class A5, SEQ, VRN, 5.50%, 12/25/55(1)	2,845,109	2,848,329
HOMES Trust, Series 2025-AFC3, Class A1, VRN, 4.93%, 8/25/60(1)	2,400,968	2,394,395
HOMES Trust, Series 2025-NQM3, Class A1, VRN, 5.63%, 2/25/70(1)	5,839,635	5,872,732
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.53%, 10/25/29(1)	18,049	17,878
JP Morgan Mortgage Trust, Series 2019-5, Class A15, VRN, 4.00%, 11/25/49(1)	215,869	203,402
JP Morgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(1)	2,481,629	2,151,016
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)	2,697,043	2,701,727
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	1,865,394	1,868,616
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	997,472	997,617
JP Morgan Mortgage Trust, Series 2024-12, Class A9, VRN, 6.15%, 6/25/55(1)	1,934,062	1,949,387
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	685,423	685,237
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	393,815	393,101
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	1,894,690	1,902,877
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A1D, 5.50%, 11/25/55(1)	1,993,917	1,992,449
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	2,948,061	2,955,415
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4A, SEQ, VRN, 5.50%, 9/25/55(1)	3,497,388	3,502,043
JP Morgan Mortgage Trust, Series 2025-NQM2, Class A2, 5.77%, 9/25/65(1)	3,353,569	3,366,608
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, VRN, 4.89%, 4/25/66(1)	5,058,311	5,033,036
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A3, VRN, 6.00%, 3/25/55(1)	1,316,833	1,323,520
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(1)	4,374,642	4,376,004
PMT Loan Trust, Series 2025-J3, Class A8, VRN, 5.50%, 11/27/56(1)	4,329,578	4,336,595
PMT Loan Trust, Series 2025-J5, Class A5, VRN, 5.50%, 1/25/57(1)	3,822,337	3,829,087
PRKCM Trust, Series 2024-HOME1, Class A1, 6.43%, 5/25/59(1)	1,642,211	1,658,181
PRKCM Trust, Series 2026-AFC1, Class A1, VRN, 4.68%, 2/25/61(1)	3,731,612	3,695,172
Provident Funding Mortgage Trust, Series 2025-1, Class A3, VRN, 5.50%, 2/25/55(1)	3,889,396	3,894,857
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(1)	2,306,753	2,309,419
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(1)	2,839,667	2,843,612
Provident Funding Mortgage Trust, Series 2025-4, Class A4, VRN, 5.50%, 9/25/55(1)	2,508,568	2,513,017
Radian Mortgage Capital Trust, Series 2025-J3, Class A15, VRN, 5.50%, 12/25/55(1)	3,552,064	3,556,686
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	405,172	405,116
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(1)	1,592,336	1,600,589
Rate Mortgage Trust, Series 2025-J1, Class A5, VRN, 5.50%, 3/25/55(1)	875,785	880,065
Rate Mortgage Trust, Series 2025-J2, Class A5, VRN, 5.50%, 7/25/55(1)	3,702,216	3,707,326
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 1/25/66(1)	2,822,182	2,793,395
Santander Mortgage Asset Receivable Trust, Series 2026-NQM3, Class A1, VRN, 5.18%, 3/25/66(1)	3,080,548	3,076,066

Schedule of Investments - Short Duration Fund

	Principal Amount/Shares	Value
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	$462,994	$462,781
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	980,252	981,874
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	1,200,745	1,202,287
Sequoia Mortgage Trust, Series 2025-8, Class A4, VRN, 5.50%, 9/25/55(1)	2,472,551	2,476,072
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.90%, 3/25/64(1)	3,180,593	3,234,922
Verus Securitization Trust, Series 2026-1, Class A2, 5.12%, 1/25/71(1)	4,086,945	4,063,731
		141,449,930
U.S. Government Agency Collateralized Mortgage Obligations — 2.1%
FHLMC, Series 2021-DNA7, Class M1, VRN, 4.51%, (30-day average SOFR plus 0.85%), 11/25/41(1)	517,585	517,147
FHLMC, Series 377, Class C4, IO, 2.00%, 1/25/51	22,037,548	2,897,702
FHLMC, Series K736, Class A2, SEQ, 2.28%, 7/25/26	7,784,420	7,747,515
FNMA, Series 2006-60, Class KF, VRN, 4.08%, (30-day average SOFR plus 0.41%), 7/25/36	182,937	181,662
FNMA, Series 2009-33, Class FB, VRN, 4.60%, (30-day average SOFR plus 0.93%), 3/25/37	197,261	198,653
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	7,010,581	1,184,747
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	3,978,213	660,455
FNMA, Series 2021-R03, Class 1M2, VRN, 5.31%, (30-day average SOFR plus 1.65%), 12/25/41(1)	4,950,067	4,959,416
FNMA, Series 2022-R09, Class 2M1, VRN, 6.16%, (30-day average SOFR plus 2.50%), 9/25/42(1)	692,717	699,425
FNMA, Series 2024-R02, Class 1M1, VRN, 4.76%, (30-day average SOFR plus 1.10%), 2/25/44(1)	803,187	802,852
FNMA, Series 2024-R03, Class 2M1, VRN, 4.81%, (30-day average SOFR plus 1.15%), 3/25/44(1)	751,404	750,871
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	2,271,551	309,150
		20,909,595
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $161,634,195)		162,359,525
ASSET-BACKED SECURITIES — 9.1%
ACM Auto Trust, Series 2025-2A, Class B, 7.25%, 2/20/32(1)	2,438,000	2,449,936
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(1)	2,227,000	2,216,094
ACM Auto Trust, Series 2025-4A, Class A, SEQ, 5.87%, 5/20/30(1)	1,986,201	1,990,995
Aqua Finance Issuer Trust, Series 2025-B, Class D, 6.16%, 5/17/51(1)	2,207,069	2,223,037
BasePoint MCA Securitization II LLC, Series 2025-1A, Class A, SEQ, 5.93%, 8/15/31(1)	5,500,000	5,498,279
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(1)	88,381	89,211
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)	5,062,733	4,840,904
Chesapeake Funding II LLC, Series 2024-1A, Class A1, SEQ, 5.52%, 5/15/36(1)	2,245,480	2,268,534
DataBank Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.81%, 2/25/56(1)	3,728,000	3,712,700
FinBe USA Trust, Series 2025-1A, Class A, SEQ, 5.70%, 12/15/28(1)	2,014,861	2,015,234
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)	2,620,000	2,607,983
JP Morgan Mortgage Trust, Series 2025-CES7, Class A1A, 5.06%, 4/25/56(1)	1,901,711	1,894,238
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(1)	5,264,275	5,226,096
Kobalt Music Assets LP, Series 2024-1A, Class A2, SEQ, 6.625%, 4/7/64(1)	1,790,000	1,811,185
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)	4,047,000	4,046,232
Luxury Lease Partners Auto Lease Trust, Series 2025-A, Class A, SEQ, 5.51%, 3/15/32(1)	2,004,270	2,003,550
M&T Bank RV Trust, Series 2026-1A, Class A, SEQ, 4.35%, 1/15/46(1)	5,552,109	5,500,034
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	254,530	254,164
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	5,000,000	3,221,902
NMEF Funding LLC, Series 2025-B, Class D, 5.47%, 1/18/33(1)	3,000,000	2,999,823
Pawneee Equipment Receivables LLC, Series 2022-1, Class D, 7.23%, 7/17/28(1)	2,362,000	2,367,519
Purchasing Power Funding LLC, Series 2026-A, Class A, SEQ, 4.37%, 8/15/30(1)	3,495,000	3,477,074
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	2,358,786	2,370,300
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(1)	985,898	992,582
RKTL Trust, Series 2026-1A, Class A, SEQ, 4.07%, 2/26/35(1)	2,927,490	2,924,859
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/25/56(1)	3,883,115	3,856,391
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, SEQ, 5.52%, 1/20/32(1)	2,675,000	2,720,039
Service Experts Issuer LLC, Series 2025-1A, Class A, SEQ, 5.38%, 1/20/37(1)	4,218,347	4,208,495

Schedule of Investments - Short Duration Fund

	Principal Amount/Shares	Value
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.85%, 1/25/64(1)	$2,032,948	$2,037,827
Trackside Rail LLC, Series 2026-1A, Class A, SEQ, 4.89%, 3/20/56(1)	3,599,000	3,561,832
Verdant Receivables LLC, Series 2024-1A, Class A2, SEQ, 5.68%, 12/12/31(1)	2,972,702	3,020,268
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	3,539,352	3,591,111
TOTAL ASSET-BACKED SECURITIES (Cost $93,081,862)		91,998,428
CONVERTIBLE PREFERRED SECURITIES — 4.8%
Banks — 4.3%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	1,600,000	1,597,440
Banco Bilbao Vizcaya Argentaria SA, 9.375%	892,000	964,378
Banco Santander SA, 4.75%	3,000,000	2,968,936
Banco Santander SA, 9.625%	800,000	862,153
Barclays PLC, 8.00%	2,073,000	2,146,154
BNP Paribas SA, 8.50%(1)	5,049,000	5,264,072
HSBC Holdings PLC, 6.875%	1,963,000	1,977,522
ING Groep NV, 4.875%	4,253,000	4,011,506
ING Groep NV, 7.50%	3,312,000	3,388,588
Lloyds Banking Group PLC, 8.00%	2,733,000	2,871,153
Macquarie Bank Ltd., 6.125%(1)	3,037,000	3,057,955
Skandinaviska Enskilda Banken AB, 6.875%	2,200,000	2,213,863
Societe Generale SA, 6.75%(1)	1,025,000	1,021,711
Societe Generale SA, 9.375%(1)	3,920,000	4,100,826
Svenska Handelsbanken AB, 4.375%	2,400,000	2,360,637
Swedbank AB, 7.625%	3,800,000	3,909,428
		42,716,322
Capital Markets — 0.5%
UBS Group AG, 9.25%(1)	5,035,000	5,369,602
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $48,316,045)		48,085,924
PREFERRED SECURITIES — 3.3%
Banks — 1.0%
Bank of America Corp., 4.375%	2,375,000	2,347,519
Citigroup, Inc., 7.625%	3,024,000	3,128,960
JPMorgan Chase & Co., 3.65%	2,192,000	2,183,205
KeyCorp, 5.00%	2,675,000	2,654,340
		10,314,024
Capital Markets — 1.0%
Charles Schwab Corp., 4.00%	4,315,000	4,288,450
Goldman Sachs Group, Inc., 3.80%	3,320,000	3,314,732
Northern Trust Corp., 4.60%	2,760,000	2,740,912
		10,344,094
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer LP, 6.50%	2,415,000	2,412,159
Energy Transfer LP, 6.625%	1,513,000	1,514,351
		3,926,510
Trading Companies and Distributors — 0.9%
Air Lease Corp., 4.65%	2,800,000	2,794,908
Aircastle Ltd., 5.25%(1)	5,556,000	5,548,309
		8,343,217
TOTAL PREFERRED SECURITIES (Cost $32,805,148)		32,927,845
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.8%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 5.95%, (1-month SOFR plus 2.27%), 11/15/34(1)(3)(4)	$4,370,000	57,586

Schedule of Investments - Short Duration Fund

	Principal Amount/Shares	Value
BPR Commercial Mortgage Trust, Series 2025-STAR, Class B, VRN, 5.02%, 11/5/42(1)	$2,989,000	$2,974,883
BX Trust, Class C, 3.86%, 12/9/41(1)	5,000,000	4,755,850
FREMF Mortgage Trust, Series 2016-K55, Class B, VRN, 4.40%, 4/25/49(1)	831,751	829,157
FREMF Mortgage Trust, Series 2017-K69, Class B, VRN, 3.73%, 10/25/49(1)	4,920,000	4,843,663
NCMF Trust, Series 2025-MFS, Class C, VRN, 6.04%, 6/10/33(1)	4,621,000	4,660,503
SCMS Mortgage Trust, Series 2025-BNC1, Class AS, SEQ, VRN, 5.31%, 12/15/57(1)	4,000,000	4,017,895
Velocity Commercial Capital Loan Trust, Series 2025-5, Class M1, VRN, 5.94%, 12/25/55(1)	2,338,347	2,336,425
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.54%, 3/15/40(1)	4,000,000	4,009,621
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $32,783,761)		28,485,583
COLLATERALIZED LOAN OBLIGATIONS — 0.1%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.14%, (1-month SOFR plus 1.46%), 11/15/36(1) (Cost $726,641)	737,152	737,169
SHORT-TERM INVESTMENTS — 6.1%
Money Market Funds — 5.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	50,203,887	50,203,887
Treasury Bills(5) — 1.1%
U.S. Treasury Bills, 3.82%, 3/18/27	$11,000,000	10,623,011
TOTAL SHORT-TERM INVESTMENTS (Cost $60,811,030)		60,826,898
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $1,003,170,921)		996,409,043
OTHER ASSETS AND LIABILITIES — 0.8%		8,016,611
TOTAL NET ASSETS — 100.0%		$1,004,425,654

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	678	June 2026	$140,647,922	$169,162
U.S. Treasury 10-Year Notes	152	June 2026	16,879,125	(153,890)
			$157,527,047	$15,272
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	57	June 2026	$6,470,391	$22,311
^Amount represents value and unrealized appreciation (depreciation).

Schedule of Investments - Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $393,722,171, which represented 39.2% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $948,442.
(3)Security is in default.
(4)Non-income producing.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$308,739,977	—
U.S. Treasury Securities	—	262,247,694	—
Collateralized Mortgage Obligations	—	162,359,525	—
Asset-Backed Securities	—	91,998,428	—
Convertible Preferred Securities	—	48,085,924	—
Preferred Securities	—	32,927,845	—
Commercial Mortgage-Backed Securities	—	28,485,583	—
Collateralized Loan Obligations	—	737,169	—
Short-Term Investments	$50,203,887	10,623,011	—
	$50,203,887	$946,205,156	—
Other Financial Instruments
Futures Contracts	$191,473	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$153,890	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate
Asset Derivatives:
Receivable for variation margin on futures contracts*	$47,170
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Schedule of Investments - Short Duration Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026.

	Type of Risk Exposure
	Credit	Interest Rate	Total
Net realized gain (loss) on:
Futures contract transactions	—	$582,651	$582,651
Swap agreement transactions	$(286,383)	—	(286,383)
			$296,268
Change in net unrealized appreciation (depreciation) on:
Futures contracts	—	$(264,336)	$(264,336)

See Notes to Financial Statements.

Schedule of Investments - Short Duration Inflation Protection Bond Fund

MARCH 31, 2026

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 80.0%
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	$14,013,010	$14,540,215
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29	17,806,500	19,215,003
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27(1)	175,328,312	174,351,723
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	28,852,971	28,852,496
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27	31,621,824	32,122,704
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	7,647,822	7,590,600
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	73,248,518	73,554,721
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	56,364,690	56,215,563
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28	49,696,920	51,464,873
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	23,636,818	23,469,441
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	118,614,840	121,808,950
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	89,134,954	86,716,724
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	31,785,660	32,298,402
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	8,217,170	7,867,170
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30	42,913,500	43,357,045
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	118,003,312	112,361,974
U.S. Treasury Inflation-Indexed Notes, 1.125%, 10/15/30	57,314,640	56,819,001
TOTAL U.S. TREASURY SECURITIES (Cost $931,801,465)		942,606,605
CORPORATE BONDS — 4.4%
Aerospace and Defense — 0.2%
TransDigm, Inc., 6.75%, 8/15/28(2)	2,457,000	2,489,899
Banks — 0.6%
JPMorgan Chase & Co., VRN, 5.00%, 7/22/30	4,390,000	4,454,925
Wells Fargo & Co., VRN, 4.97%, 4/23/29	3,010,000	3,036,423
		7,491,348
Biotechnology — 0.3%
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(2)	2,200,000	2,167,575
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(2)	1,175,000	1,205,500
		3,373,075
Building Products — 0.3%
Builders FirstSource, Inc., 4.25%, 2/1/32(2)	3,020,000	2,783,994
Capital Markets — 0.3%
State Street Corp., VRN, 3.03%, 11/1/34	4,155,000	3,912,401
Construction Materials — 0.1%
Quikrete Holdings, Inc., 6.375%, 3/1/32(2)	1,385,000	1,405,433
Electric Utilities — 0.1%
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(2)	1,415,000	1,414,146
Electrical Equipment — 0.1%
WESCO Distribution, Inc., 5.25%, 4/15/31(2)	451,000	449,435
Health Care Providers and Services — 0.3%
Centene Corp., 4.625%, 12/15/29	1,265,000	1,201,671
CVS Health Corp., VRN, 7.00%, 3/10/55	2,290,000	2,361,604
		3,563,275
Insurance — 0.4%
GA Global Funding Trust, 5.20%, 12/9/31(2)	4,540,000	4,450,737
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(2)	3,735,000	3,546,398
Lamar Media Corp., 3.75%, 2/15/28	2,930,000	2,851,522
Nexstar Media, Inc., 6.50%, 9/15/33(2)	1,815,000	1,829,927

Schedule of Investments - Short Duration Inflation Protection Bond Fund

	Principal Amount/Shares	Value
Sirius XM Radio LLC, 4.00%, 7/15/28(2)	$2,930,000	$2,829,958
		11,057,805
Oil, Gas and Consumable Fuels — 0.6%
Permian Resources Operating LLC, 6.25%, 2/1/33(2)	2,956,000	3,013,127
Petroleos Mexicanos, 5.95%, 1/28/31	1,456,000	1,393,171
Sunoco LP, 7.00%, 5/1/29(2)	1,390,000	1,428,375
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(2)	1,180,000	1,214,192
		7,048,865
Specialized REITs — 0.0%
SBA Communications Corp., 3.125%, 2/1/29	375,000	355,566
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.375%, 8/1/33(2)	1,495,000	1,515,429
TOTAL CORPORATE BONDS (Cost $51,624,237)		51,311,408
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.8%
Private Sponsor Collateralized Mortgage Obligations — 2.8%
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	1,343,271	1,349,259
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(2)	3,709,318	3,710,088
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(2)	2,107,272	2,111,156
JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 4.52%, 6/25/36	124,775	81,590
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(2)	3,611,900	3,618,172
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(2)	2,481,596	2,493,926
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	2,409,023	2,413,185
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	1,287,517	1,287,704
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	936,603	936,349
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(2)	243,120	242,648
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(2)	525,873	524,919
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, VRN, 4.89%, 4/25/66(2)	6,012,506	5,982,464
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(2)	542,307	542,233
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 1/25/66(2)	3,901,973	3,862,172
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(2)	598,504	598,230
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(2)	1,275,280	1,277,390
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(2)	1,603,159	1,605,218
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,698,197)		32,636,703
ASSET-BACKED SECURITIES — 2.5%
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(2)	3,886,635	3,840,892
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(2)	7,277,800	7,225,017
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	7,000,000	4,510,663
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/25/56(2)	5,406,869	5,369,659
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, SEQ, 5.52%, 1/20/32(2)	3,650,000	3,711,455
Tesla Auto Lease Trust, Series 2024-A, Class A3, SEQ, 5.30%, 6/21/27(2)	1,050,667	1,052,794
Verdant Receivables LLC, Series 2024-1A, Class A2, SEQ, 5.68%, 12/12/31(2)	4,075,974	4,141,192
TOTAL ASSET-BACKED SECURITIES (Cost $31,363,954)		29,851,672
CONVERTIBLE PREFERRED SECURITIES — 2.4%
Banks — 2.1%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	1,600,000	1,597,440
Banco Bilbao Vizcaya Argentaria SA, 9.375%	891,000	963,297
Banco Santander SA, 4.75%	1,400,000	1,385,503
Banco Santander SA, 9.625%	600,000	646,614
Barclays PLC, 8.00%	3,987,000	4,127,696
BNP Paribas SA, 8.50%(2)	2,150,000	2,241,584

Schedule of Investments - Short Duration Inflation Protection Bond Fund

		Principal Amount/Shares	Value
Commerzbank AG, 7.50%		2,000,000	$2,028,856
HSBC Holdings PLC, 6.50%		2,757,000	2,756,251
HSBC Holdings PLC, 6.875%		1,362,000	1,372,076
Lloyds Banking Group PLC, 8.00%		3,300,000	3,466,815
Macquarie Bank Ltd., 6.125%(2)		1,423,000	1,432,819
Societe Generale SA, 6.75%(2)		710,000	707,722
Societe Generale SA, 9.375%(2)		725,000	758,444
Societe Generale SA, 10.00%(2)		1,730,000	1,869,534
			25,354,651
Capital Markets — 0.3%
UBS Group AG, 9.25%(2)		2,835,000	3,023,400
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $28,839,821)			28,378,051
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.6%
New Zealand — 1.3%
New Zealand Government Bonds, 1.50%, 5/15/31	NZD	31,000,000	15,597,319
Saudi Arabia — 0.3%
Saudi Government International Bonds, 4.375%, 1/12/31(2)		$3,600,000	3,532,067
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $19,930,610)			19,129,386
EXCHANGE-TRADED FUNDS — 1.2%
iShares 0-5 Year High Yield Corporate Bond ETF		250,700	10,607,117
State Street SPDR Bloomberg Short Term High Yield Bond ETF		142,100	3,549,658
TOTAL EXCHANGE-TRADED FUNDS (Cost $14,339,122)			14,156,775
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57		$3,477,000	3,618,958
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57		1,700,000	1,764,615
Benchmark Mortgage Trust, Series 2024-V8, Class A3, SEQ, VRN, 6.19%, 7/15/57		6,045,000	6,290,324
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,577,957)			11,673,897
PREFERRED SECURITIES — 0.2%
Banks — 0.2%
Citigroup, Inc., 7.625% (Cost $2,224,906)		2,130,000	2,203,930
SHORT-TERM INVESTMENTS — 3.5%
Commercial Paper(3) — 3.5%
HQLA Funding LLC, 3.77%, 4/1/26(2)		$20,550,000	20,547,875
Regatta Funding Co. LLC, 3.77%, 4/1/26(2)		20,550,000	20,547,882
			41,095,757
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class		183,748	183,748
TOTAL SHORT-TERM INVESTMENTS (Cost $41,283,748)			41,279,505
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,165,684,017)			1,173,227,932
OTHER ASSETS AND LIABILITIES — 0.4%			4,476,847
TOTAL NET ASSETS — 100.0%			$1,177,704,779

Schedule of Investments - Short Duration Inflation Protection Bond Fund

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,246,150	USD	2,952,298	Morgan Stanley & Co. LLC	6/17/26	$(25,919)
USD	3,010,347	AUD	4,243,326	UBS AG	6/17/26	85,914
GBP	1,438,836	USD	1,929,694	JPMorgan Chase Bank NA	6/17/26	(25,679)
GBP	2,500,000	USD	3,344,440	Morgan Stanley & Co. LLC	6/17/26	(36,183)
USD	5,267,436	GBP	3,938,836	Citibank NA	6/17/26	55,164
USD	16,170,707	NZD	27,420,806	UBS AG	6/17/26	371,229
						$424,526

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	458	June 2026	$95,009,953	$242,419
U.S. Treasury 5-Year Notes	577	June 2026	62,419,680	(907,195)
			$157,429,633	$(664,776)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.42%	2/2/28	$50,000,000	$220	$1,163,032	$1,163,252
CPURNSA	Receive	2.48%	2/9/28	$25,000,000	541	163,724	164,265
CPURNSA	Receive	2.64%	8/2/28	$78,000,000	529	580,595	581,124
CPURNSA	Receive	2.39%	8/2/29	$11,300,000	379	116,124	116,503
CPURNSA	Receive	2.52%	11/4/29	$17,500,000	435	104,447	104,882
CPURNSA	Receive	2.52%	11/4/29	$17,500,000	437	104,445	104,882
CPURNSA	Receive	2.46%	12/10/29	$7,000,000	401	58,506	58,907
CPURNSA	Receive	2.44%	12/11/29	$10,000,000	415	93,369	93,784
CPURNSA	Receive	2.56%	2/4/30	$5,300,000	409	13,273	13,682
CPURNSA	Receive	2.61%	4/7/30	$12,000,000	461	(39,467)	(39,006)
CPURNSA	Receive	2.43%	4/8/30	$12,000,000	461	61,198	61,659
CPURNSA	Receive	2.66%	8/4/30	$30,500,000	596	(106,126)	(105,530)
CPURNSA	Receive	2.53%	11/4/30	$6,000,000	493	(2,694)	(2,201)
CPURNSA	Receive	2.53%	2/3/31	$14,000,000	567	4,760	5,327
CPURNSA	Receive	2.45%	2/10/31	$10,000,000	564	36,316	36,880
CPURNSA	Receive	2.38%	2/25/31	$15,000,000	609	98,592	99,201
CPURNSA	Receive	2.35%	2/26/31	$15,000,000	609	120,174	120,783
					$8,126	$2,570,268	$2,578,394

Schedule of Investments - Short Duration Inflation Protection Bond Fund

NOTES TO SCHEDULE OF INVESTMENTS
AUD	–	Australian Dollar
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
GBP	–	British Pound
NZD	–	New Zealand Dollar
SEQ	–	Sequential Payer
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $10,069,332.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $148,812,237, which represented 12.6% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$942,606,605	—
Corporate Bonds	—	51,311,408	—
Collateralized Mortgage Obligations	—	32,636,703	—
Asset-Backed Securities	—	29,851,672	—
Convertible Preferred Securities	—	28,378,051	—
Sovereign Governments and Agencies	—	19,129,386	—
Exchange-Traded Funds	$14,156,775	—	—
Commercial Mortgage-Backed Securities	—	11,673,897	—
Preferred Securities	—	2,203,930	—
Short-Term Investments	183,748	41,095,757	—
	$14,340,523	$1,158,887,409	—
Other Financial Instruments
Futures Contracts	$242,419	—	—
Swap Agreements	—	$2,725,131	—
Forward Foreign Currency Exchange Contracts	—	512,307	—
	$242,419	$3,237,438	—

Liabilities
Other Financial Instruments
Futures Contracts	$907,195	—	—
Swap Agreements	—	$146,737	—
Forward Foreign Currency Exchange Contracts	—	87,781	—
	$907,195	$234,518	—

Schedule of Investments - Short Duration Inflation Protection Bond Fund

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Foreign Currency	Interest Rate	Other Contracts	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	$116,922	—	$116,922
Unrealized appreciation on forward foreign currency exchange contracts	$512,307	—	—	512,307
				$629,229
Liability Derivatives:
Payable for variation margin on swap agreements*	—	—	$194,377	$194,377
Unrealized depreciation on forward foreign currency exchange contracts	$87,781	—	—	87,781
				$282,158
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Other Contracts	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions		$168,786	—	—	$168,786
Futures contract transactions		—	$1,769,875	—	1,769,875
Swap agreement transactions	$(49,794)	—	—	$5,963,022	5,913,228
					$7,851,889
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts		$424,526	—	—	$424,526
Futures contracts		—	$(1,187,923)	—	(1,187,923)
Swap agreements		—	—	$(6,635,038)	(6,635,038)
					$(7,398,435)

See Notes to Financial Statements.

Schedule of Investments - Short Duration Strategic Income Fund

MARCH 31, 2026

	Principal Amount/Shares	Value
CORPORATE BONDS — 42.5%
Aerospace and Defense — 1.0%
Boeing Co., 6.30%, 5/1/29	$2,984,000	$3,133,550
Honeywell Aerospace, Inc., 4.30%, 3/16/31(1)	2,863,000	2,832,992
TransDigm, Inc., 4.625%, 1/15/29	1,545,000	1,518,981
TransDigm, Inc., 4.875%, 5/1/29	1,545,000	1,523,244
		9,008,767
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 1.65%, 7/15/26	3,000,000	2,973,427
Automobiles — 0.9%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	3,025,000	3,031,816
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	1,530,000	1,538,803
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	3,650,000	3,670,101
		8,240,720
Banks — 8.5%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)	4,600,000	4,107,736
Bank of Montreal, VRN, 3.80%, 12/15/32	3,125,000	3,076,262
Bank of Montreal, VRN, 7.70%, 5/26/84	3,124,000	3,210,394
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	2,551,000	2,672,785
Banque Federative du Credit Mutuel SA, 4.54%, 1/15/31(1)	2,845,000	2,806,923
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	2,200,000	2,139,643
Credit Agricole SA, VRN, 4.66%, 1/12/32(1)	3,245,000	3,201,569
DNB Bank ASA, VRN, 4.83%, 3/30/32(1)	3,503,000	3,495,673
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	2,386,000	2,558,088
Fifth Third Financial Corp., VRN, 5.98%, 1/30/30	1,600,000	1,651,269
First Horizon Bank, 5.75%, 5/1/30	1,800,000	1,829,074
FNB Corp., VRN, 5.72%, 12/11/30	2,067,000	2,080,457
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	3,305,000	3,302,732
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	346,000	350,946
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	1,575,000	1,474,016
Huntington Bancshares, Inc., VRN, 4.62%, 1/28/32	1,760,000	1,734,851
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	2,093,000	1,958,736
Morgan Stanley Private Bank NA, VRN, 4.21%, 2/8/30	2,455,000	2,430,470
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	485,000	483,591
NatWest Group PLC, VRN, 3.03%, 11/28/35	2,310,000	2,103,967
Toronto-Dominion Bank, 4.11%, 10/13/28	2,310,000	2,298,257
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	4,087,000	4,218,891
Truist Bank, VRN, 4.67%, 5/20/27	1,470,000	1,470,072
Truist Bank, VRN, 4.14%, 1/27/29	2,040,000	2,029,758
Truist Bank, VRN, 4.63%, 9/17/29	980,000	972,177
Truist Bank, VRN, 4.14%, 10/23/29	3,882,000	3,845,787
UWM Holdings LLC, 6.25%, 3/15/31(1)	635,000	578,819
Wells Fargo & Co., VRN, 4.97%, 4/23/29	1,465,000	1,477,860
Wells Fargo & Co., VRN, 4.18%, 1/23/30	2,523,000	2,501,036
Western Alliance Bancorp, VRN, 3.00%, 6/15/31	2,590,000	2,488,291
Zions Bancorp NA, 3.25%, 10/29/29	4,250,000	3,942,429
Zions Bancorp NA, VRN, 4.48%, 2/9/29	2,925,000	2,904,249
		75,396,808
Beverages — 0.1%
Maple Parent Holdings Corp., 4.75%, 3/26/29(1)	620,000	620,039

Schedule of Investments - Short Duration Strategic Income Fund

	Principal Amount/Shares	Value
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(1)	$585,000	$576,378
Broadline Retail — 0.4%
Amazon.com, Inc., 4.00%, 3/13/29	1,880,000	1,870,839
Amazon.com, Inc., 4.25%, 3/13/31	1,670,000	1,658,069
		3,528,908
Building Products — 0.5%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	2,020,000	1,862,142
Standard Industries, Inc., 4.75%, 1/15/28(1)	2,660,000	2,631,396
		4,493,538
Capital Markets — 6.0%
Apollo Debt Solutions BDC, 5.20%, 12/8/28(1)	1,815,000	1,793,178
Ares Strategic Income Fund, 5.70%, 3/15/28	1,114,000	1,112,737
Bank of New York Mellon Corp., VRN, 4.03%, 1/22/30	2,390,000	2,366,504
Blackstone Private Credit Fund, 3.25%, 3/15/27	3,590,000	3,501,265
Blackstone Private Credit Fund, 5.95%, 7/16/29	1,998,000	1,969,373
Blackstone Secured Lending Fund, 2.75%, 9/16/26	2,184,000	2,154,914
Blue Owl Capital Corp., 3.40%, 7/15/26	3,880,000	3,849,871
Blue Owl Credit Income Corp., 7.75%, 9/16/27	1,185,000	1,202,124
Blue Owl Credit Income Corp., 7.75%, 1/15/29	3,130,000	3,205,829
Blue Owl Technology Finance Corp., 6.10%, 3/15/28	1,608,000	1,590,083
Citadel Finance LLC, 4.75%, 2/14/29(1)	1,650,000	1,617,863
Citadel Finance LLC, 5.90%, 2/10/30(1)	1,000,000	1,005,334
Coinbase Global, Inc., 3.375%, 10/1/28(1)	2,394,000	2,242,863
Goldman Sachs BDC, Inc., 6.375%, 3/11/27	2,184,000	2,195,587
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	823,000	799,699
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	1,540,000	1,589,086
Goldman Sachs Group, Inc., VRN, 4.52%, 1/21/32	1,770,000	1,743,542
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28(1)	1,285,000	1,265,995
Golub Capital BDC, Inc., 2.05%, 2/15/27	1,381,000	1,338,129
Golub Capital BDC, Inc., 7.05%, 12/5/28	1,559,000	1,595,827
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	1,655,000	1,632,733
HPS Corporate Lending Fund, 5.45%, 1/14/28	1,965,000	1,951,147
HPS Corporate Lending Fund, 4.90%, 9/11/28(1)	605,000	589,767
HPS Corporate Lending Fund, 5.15%, 4/2/29(1)	810,000	787,407
Morgan Stanley, VRN, 4.13%, 10/18/29	2,740,000	2,708,771
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)	2,764,000	2,692,649
Northern Trust Corp., VRN, 3.375%, 5/8/32	2,257,000	2,226,209
State Street Corp., VRN, 3.03%, 11/1/34	2,480,000	2,335,200
		53,063,686
Consumer Finance — 0.9%
Avilease Capital Ltd., 4.75%, 11/12/30(1)	1,545,000	1,505,046
OneMain Finance Corp., 6.125%, 5/15/30	555,000	543,082
Stellantis Financial Services U.S. Corp., 4.95%, 9/15/28(1)	3,360,000	3,342,311
Takeoff Merger Sub, Inc., 4.50%, 3/24/29(1)	1,670,000	1,659,570
Takeoff Merger Sub, Inc., 4.85%, 3/24/31(1)	760,000	750,789
		7,800,798
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	988,000	978,043
Diversified REITs — 2.8%
American Assets Trust LP, 3.375%, 2/1/31	3,000,000	2,705,722
Brandywine Operating Partnership LP, 8.30%, 3/15/28	793,000	807,690

Schedule of Investments - Short Duration Strategic Income Fund

		Principal Amount/Shares	Value
Brandywine Operating Partnership LP, 8.875%, 4/12/29		$2,115,000	$2,149,128
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 3/15/31		1,550,000	1,517,948
Global Net Lease, Inc., 4.50%, 9/30/28(1)		2,740,000	2,656,507
Kilroy Realty LP, 4.25%, 8/15/29		2,705,000	2,616,885
Kilroy Realty LP, 3.05%, 2/15/30		455,000	414,983
Piedmont Operating Partnership LP, 6.875%, 7/15/29		240,000	251,524
Store Capital LLC, 4.95%, 2/11/31(1)		2,980,000	2,955,495
Trust 2401, 4.87%, 1/15/30(1)		2,352,000	2,266,164
Trust 2401, 7.70%, 1/23/32(1)		886,000	948,631
Trust Fibra Uno, 4.87%, 1/15/30(1)		2,019,000	1,938,294
Vornado Realty LP, 2.15%, 6/1/26		3,260,000	3,241,819
			24,470,790
Diversified Telecommunication Services — 0.2%
AT&T, Inc., 7.30%, 8/15/26		1,725,000	1,738,084
Electric Utilities — 2.1%
Black Hills Corp., 4.55%, 1/31/31		2,893,000	2,863,407
Emera U.S. Finance LLC, VRN, 6.65%, 10/1/56		841,000	841,326
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76		2,947,000	2,953,086
Empresas Publicas de Medellin ESP, 4.25%, 7/18/29(1)		972,000	904,606
FirstEnergy Pennsylvania Electric Co., 4.55%, 3/15/31(1)		3,284,000	3,273,646
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)		1,603,000	1,602,032
Puget Energy, Inc., VRN, 7.00%, 9/15/56(1)		1,109,000	1,100,899
Puget Energy, Inc., VRN, 7.25%, 9/15/56(1)		1,109,000	1,104,835
Sierra Pacific Power Co., VRN, 6.375%, 9/15/56		1,093,000	1,084,396
VoltaGrid LLC, 7.375%, 11/1/30(1)		780,000	805,950
Xcel Energy, Inc., VRN, 5.75%, 12/3/56		1,728,000	1,687,354
			18,221,537
Electrical Equipment — 0.0%
WESCO Distribution, Inc., 5.25%, 4/15/31(1)		268,000	267,070
Entertainment — 0.5%
Discovery Global Holdings, Inc., 3.76%, 3/15/27		2,103,000	2,077,238
Discovery Global Holdings, Inc., 4.30%, 1/17/30	EUR	1,704,000	1,880,155
			3,957,393
Financial Services — 2.2%
Antares Holdings LP, 6.35%, 10/23/29(1)		$2,730,000	2,703,751
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)		965,000	978,640
Atlas Warehouse Lending Co. LP, 4.625%, 11/15/28(1)		2,935,000	2,891,560
Corebridge Global Funding, 4.45%, 10/2/30(1)		2,505,000	2,458,167
Corebridge Global Funding, 4.55%, 1/9/31(1)		2,225,000	2,197,891
Essent Group Ltd., 6.25%, 7/1/29		2,010,000	2,080,344
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)		2,887,000	2,850,714
NMI Holdings, Inc., 6.00%, 8/15/29		1,600,000	1,637,632
Rocket Cos., Inc., 6.125%, 8/1/30(1)		755,000	762,434
Rocket Cos., Inc., 6.375%, 8/1/33(1)		635,000	642,616
			19,203,749
Ground Transportation — 0.4%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)		2,200,000	2,188,622
Fedex Freight Holding Co., Inc., 4.65%, 3/15/31(1)		1,789,000	1,759,141
			3,947,763
Health Care Equipment and Supplies — 0.5%
Baxter International, Inc., 4.45%, 2/15/29		2,680,000	2,647,115

Schedule of Investments - Short Duration Strategic Income Fund

	Principal Amount/Shares	Value
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	$1,888,000	$1,926,200
		4,573,315
Health Care Providers and Services — 0.7%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	1,665,000	1,622,393
Icon Investments Six DAC, 5.81%, 5/8/27	235,000	236,255
IQVIA, Inc., 5.00%, 5/15/27(1)	2,250,000	2,242,810
Universal Health Services, Inc., 1.65%, 9/1/26	2,163,000	2,137,415
		6,238,873
Hotels, Restaurants and Leisure — 0.3%
Airbnb, Inc., 4.40%, 3/16/29	2,075,000	2,072,634
Carnival Corp., 5.125%, 5/1/29(1)	872,000	866,076
		2,938,710
Household Durables — 0.3%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	946,000	949,158
TopBuild Corp., 3.625%, 3/15/29(1)	1,475,000	1,405,882
		2,355,040
Independent Power and Renewable Electricity Producers — 0.2%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	1,822,250	1,810,588
Insurance — 1.2%
F&G Annuities & Life, Inc., 6.50%, 6/4/29	2,410,000	2,421,487
Fortitude Global Funding, 4.625%, 10/6/28(1)	1,268,000	1,255,662
GA Global Funding Trust, 5.20%, 12/9/31(1)	1,590,000	1,558,738
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	2,000,000	1,935,576
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	3,440,000	3,361,235
		10,532,698
Interactive Media and Services — 0.3%
Alphabet, Inc., 4.10%, 2/15/31	2,470,000	2,453,372
IT Services — 0.2%
CoreWeave, Inc., 9.25%, 6/1/30(1)	865,000	841,311
Kyndryl Holdings, Inc., 2.70%, 10/15/28	1,250,000	1,156,522
		1,997,833
Leisure Products — 0.3%
Mattel, Inc., 5.875%, 12/15/27(1)	2,270,000	2,269,993
Life Sciences Tools and Services — 0.1%
Illumina, Inc., 4.65%, 9/9/26	1,291,000	1,291,309
Media — 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	622,000	621,707
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	2,110,000	2,093,954
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	2,145,000	2,036,687
Discovery Communications LLC, 3.95%, 3/20/28	1,404,000	1,330,206
Discovery Communications LLC, 4.125%, 5/15/29	2,030,000	1,961,844
Lamar Media Corp., 3.75%, 2/15/28	1,935,000	1,883,173
Nexstar Media, Inc., 4.75%, 11/1/28(1)	3,860,000	3,798,300
Nexstar Media, Inc., 6.50%, 9/15/33(1)	1,376,000	1,387,316
Omnicom Group, Inc., 4.20%, 3/2/29	2,752,000	2,723,303
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	1,185,000	1,144,539
Univision Communications, Inc., 7.375%, 6/30/30(1)	2,570,000	2,520,129
		21,501,158
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	2,287,000	2,365,675
Multi-Utilities — 0.3%
Sempra, VRN, 4.125%, 4/1/52	2,657,000	2,586,841

Schedule of Investments - Short Duration Strategic Income Fund

	Principal Amount/Shares	Value
Oil, Gas and Consumable Fuels — 4.1%
Azule Energy Finance PLC, 8.25%, 1/22/31(1)	$424,000	$428,664
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	1,350,000	1,395,394
Cenovus Energy, Inc., 4.65%, 3/20/31	3,925,000	3,899,199
Enbridge, Inc., VRN, 6.00%, 1/15/77	4,250,000	4,253,936
Enterprise Products Operating LLC, VRN, 5.25%, 8/16/77	3,327,000	3,299,747
Expand Energy Corp., 5.375%, 3/15/30	4,005,000	4,040,121
Ovintiv, Inc., 7.20%, 11/1/31	990,000	1,088,349
Ovintiv, Inc., 7.375%, 11/1/31	790,000	874,280
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	608,000	609,052
Permian Resources Operating LLC, 6.25%, 2/1/33(1)	2,919,000	2,975,413
Petroleos Mexicanos, 5.95%, 1/28/31	3,860,000	3,693,433
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	541,000	526,934
Sunoco LP, 5.875%, 3/15/34(1)	677,000	670,003
Targa Resources Corp., 4.35%, 1/15/29	2,720,000	2,709,220
Targa Resources Corp., 4.35%, 4/15/31	1,715,000	1,679,435
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	1,860,000	1,903,182
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(1)	1,330,000	1,368,538
Western Midstream Operating LP, 4.80%, 3/1/31	822,000	814,137
		36,229,037
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	1,494,000	1,433,997
Passenger Airlines — 1.0%
American Airlines Pass-Through Trust, Class A, 3.70%, 4/1/28	65,870	65,651
American Airlines, Inc., 7.25%, 2/15/28(1)	1,495,000	1,504,663
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	63	64
Avianca Midco 2 PLC, 9.625%, 2/14/30(1)	1,809,000	1,693,477
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	2,206,000	2,087,799
Latam Airlines Group SA, 7.875%, 4/15/30(1)	644,000	651,245
United Airlines Holdings, Inc., 5.375%, 3/1/31	2,020,000	1,980,745
United Airlines, Inc., 4.625%, 4/15/29(1)	1,170,000	1,148,681
		9,132,325
Professional Services — 0.2%
Concentrix Corp., 6.60%, 8/2/28	1,895,000	1,883,983
Real Estate Management and Development — 0.2%
Arbor Realty SR, Inc., 8.50%, 12/15/28(1)	1,370,000	1,346,954
Semiconductors and Semiconductor Equipment — 0.2%
Micron Technology, Inc., 5.30%, 1/15/31	2,060,000	2,156,939
Software — 1.3%
AppLovin Corp., 5.125%, 12/1/29	2,160,000	2,173,029
AppLovin Corp., 5.375%, 12/1/31	1,938,000	1,957,717
Oracle Corp., 4.95%, 2/4/31	1,400,000	1,370,293
Salesforce, Inc., 4.50%, 3/15/28	1,670,000	1,671,006
Salesforce, Inc., 4.65%, 3/15/29	1,670,000	1,673,721
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	2,547,000	2,548,704
		11,394,470
Specialized REITs — 0.5%
SBA Communications Corp., 3.125%, 2/1/29	4,402,000	4,173,870
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	1,179,000	1,195,166

Schedule of Investments - Short Duration Strategic Income Fund

		Principal Amount/Shares	Value
Trading Companies and Distributors — 0.6%
Aircastle Ltd., 6.50%, 7/18/28(1)		$2,160,000	$2,240,585
Herc Holdings, Inc., 7.00%, 6/15/30(1)		2,720,000	2,790,948
			5,031,533
TOTAL CORPORATE BONDS (Cost $377,251,936)			375,381,177
ASSET-BACKED SECURITIES — 14.8%
ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(1)		1,305,027	1,315,415
ACM Auto Trust, Series 2025-2A, Class A, SEQ, 5.55%, 6/20/28(1)		1,751,474	1,753,981
ACM Auto Trust, Series 2025-2A, Class B, 7.25%, 2/20/32(1)		1,942,000	1,951,508
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(1)		3,833,000	3,814,229
ACM Auto Trust, Series 2025-4A, Class A, SEQ, 5.87%, 5/20/30(1)		1,480,056	1,483,628
AMCR ABS Trust, Series 2026-A, Class A, SEQ, 5.52%, 5/18/33(1)(2)		1,902,594	1,902,538
Aqua Finance Issuer Trust, Series 2025-B, Class D, 6.16%, 5/17/51(1)		1,728,936	1,741,445
Avant Loans Funding Trust, Series 2026-REV1, Class D, 5.56%, 5/15/36(1)		2,960,000	2,933,594
Barclays Mortgage Loan Trust, Series 2026-CES1, Class A2, 5.15%, 1/25/56(1)		3,569,200	3,513,684
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		1,085,385	1,036,827
Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, SEQ, 5.86%, 12/20/55(1)		1,902,909	1,928,429
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		503,762	501,379
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)		3,342,769	3,196,302
Cherry Securitization Trust, Series 2025-1A, Class B, 6.53%, 11/15/32(1)		3,349,000	3,380,789
College Avenue Student Loans LLC, Series 2019-A, Class C, 4.46%, 12/28/48(1)		2,563,779	2,512,816
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,850,000	1,311,311
Compass Datacenters Issuer III LLC, Series 2026-1A, Class A23, SEQ, 5.44%, 2/25/56(1)		$3,273,787	3,213,351
Concord Music Royalties LLC, Series 2024-1A, Class A, SEQ, 5.64%, 10/20/74(1)		4,087,000	4,105,217
Concord Music Royalties LLC, Series 2025-1A, Class A2, SEQ, 5.51%, 7/20/75(1)		2,362,000	2,368,751
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)		2,862,000	2,847,379
DataBank Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.81%, 2/25/56(1)		2,934,000	2,921,958
EDI ABS Issuer 1 LLC, Series 2025-1A, Class B, 4.55%, 7/25/55(1)		1,356,000	1,256,482
FinBe USA Trust, Series 2025-1A, Class B, 6.60%, 12/16/30(1)		2,878,000	2,874,073
FIP Master Funding LLC, Series 2026-1A, Class A5, SEQ, 5.39%, 3/15/56(1)		2,915,009	2,914,499
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)		2,300,000	2,289,451
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(1)		1,110,403	889,450
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.26%, (30-day average SOFR plus 1.60%), 8/25/54(1)		873,102	875,210
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		557,540	569,682
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(1)		4,245,383	4,214,593
JP Morgan Mortgage Trust, Series 2026-CES1, Class A2, 5.18%, 6/25/56(1)		3,225,000	3,200,123
Kobalt Music Assets LP, Series 2024-1A, Class A2, SEQ, 6.625%, 4/7/64(1)		1,400,000	1,416,569
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)		2,671,000	2,670,493
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)		2,300,067	2,314,657
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)		1,329,044	1,338,259
M&T Bank RV Trust, Series 2026-1A, Class A, SEQ, 4.35%, 1/15/46(1)		4,528,974	4,486,496
Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30(1)		1,644,000	1,649,572
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)		2,293,000	2,301,387
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/52(1)		2,812,368	2,036,510
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(1)		917,117	877,539
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		2,500,000	1,610,951
NP SPE IX LP, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		77,167	76,515
OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class B, 5.42%, 10/17/31(1)		1,357,000	1,346,049
Oportun Issuance Trust, Series 2026-A, Class D, 6.28%, 1/9/34(1)		3,310,000	3,302,500
Pagaya AI Debt Grantor Trust, Series 2026-2, Class B, 6.03%, 11/15/33(1)(2)		2,694,586	2,694,586

Schedule of Investments - Short Duration Strategic Income Fund

	Principal Amount/Shares	Value
Pawneee Equipment Receivables LLC, Series 2022-1, Class D, 7.23%, 7/17/28(1)	$1,847,000	$1,851,316
Purchasing Power Funding LLC, Series 2026-A, Class D, 5.40%, 8/15/30(1)	3,201,000	3,179,321
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)	2,675,000	2,703,637
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)	1,265,000	1,262,963
Research-Driven Pagaya Motor Asset Trust, Series 2026-1A, Class C, 5.69%, 1/25/35(1)	1,910,000	1,898,403
RNL PH Owner LLC, Series 2026-1A, Class C, 5.59%, 3/20/56(1)	2,914,371	2,875,098
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/25/56(1)	3,145,815	3,124,165
Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class B, 6.16%, 7/25/55(1)	2,350,000	2,314,891
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	2,166,000	2,206,467
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.00%, 3/27/56(1)	2,838,378	2,736,961
United Auto Credit Securitization Trust, Series 2026-1, Class D, 5.65%, 7/10/31(1)	2,597,000	2,583,424
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)	1,993,738	2,029,023
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	2,339,519	2,373,732
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	1,138,575	1,151,292
Westgate Resorts LLC, Series 2026-1A, Class C, 6.08%, 10/20/39(1)	1,704,000	1,703,837
TOTAL ASSET-BACKED SECURITIES (Cost $132,050,410)		130,934,707
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.3%
Private Sponsor Collateralized Mortgage Obligations — 13.9%
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)	328,820	326,406
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(1)	3,997,307	3,947,084
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A1B, 5.46%, 7/25/65(1)	2,433,880	2,439,662
BRAVO Residential Funding Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/45(1)	1,861,918	1,795,354
Chase Home Lending Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 5/25/55(1)	958,638	962,305
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	3,832,021	3,848,658
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	284,990	284,636
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	761,706	762,741
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	136,618	136,391
Chase Home Lending Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 12/25/55(1)	2,298,586	2,311,572
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(1)	1,798,045	1,798,419
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, SEQ, VRN, 6.00%, 6/25/56(1)	2,417,303	2,431,278
Chase Home Lending Mortgage Trust, Series 2025-8, Class A9, VRN, 6.25%, 6/25/56(1)	2,152,069	2,156,873
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, SEQ, VRN, 5.50%, 6/25/56(1)	2,901,362	2,905,668
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	1,278,653	1,280,526
Citigroup Mortgage Loan Trust, Inc., Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	914,289	918,220
Citigroup Mortgage Loan Trust, Inc., Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(1)	2,784,950	2,799,410
COLT Mortgage Loan Trust, Series 2025-8, Class A3, 5.89%, 8/25/70(1)	1,736,947	1,744,358
Cross Mortgage Trust, Series 2024-H3, Class A2, 6.58%, 6/25/69(1)	1,457,448	1,469,769
Ellington Financial Mortgage Trust, Series 2025-NQM3, Class A1B, 5.49%, 8/25/70(1)	3,125,371	3,130,968
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	765,304	764,734
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(1)	1,257,457	1,258,783
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, SEQ, VRN, 6.00%, 11/25/55(1)	2,136,906	2,146,790
GS Mortgage-Backed Securities Trust, Series 2025-PJ7, Class A5, SEQ, VRN, 5.50%, 12/25/55(1)	1,864,236	1,866,346
HOMES Trust, Series 2025-AFC3, Class A1, VRN, 4.93%, 8/25/60(1)	1,862,433	1,857,334
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	1,208,854	1,214,841
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	2,374,733	2,386,532
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	1,071,345	1,074,463
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	895,389	896,936
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	926,729	926,864
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	319,297	319,210
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	84,847	84,682
JP Morgan Mortgage Trust, Series 2024-8, Class A3, VRN, 5.50%, 1/25/55(1)	909,151	905,323

Schedule of Investments - Short Duration Strategic Income Fund

	Principal Amount/Shares	Value
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	$185,963	$185,562
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	188,654	188,312
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	954,064	958,187
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	1,963,335	1,968,233
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4, SEQ, VRN, 6.00%, 9/25/55(1)	2,925,700	2,941,527
JP Morgan Mortgage Trust, Series 2025-NQM2, Class A1B, 5.57%, 9/25/65(1)	1,857,497	1,863,465
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A2, VRN, 5.16%, 4/25/66(1)	3,714,000	3,679,413
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A2, 5.81%, 7/25/66(1)	3,025,000	3,024,966
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	1,485,540	1,489,646
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	443,240	443,598
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A3, 6.14%, 11/25/69(1)	2,715,796	2,744,641
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	433,487	434,046
OBX Trust, Series 2024-NQM10, Class A3, 6.43%, 5/25/64(1)	374,649	378,044
OBX Trust, Series 2024-NQM11, Class A3, 6.23%, 6/25/64(1)	1,603,325	1,616,267
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(1)	2,362,225	2,374,653
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(1)	2,844,349	2,845,235
PMT Loan Trust, Series 2026-CNF3, Class A3, VRN, 5.50%, 4/25/57(1)	3,299,996	3,313,402
PRKCM Trust, Series 2026-AFC1, Class A1, VRN, 4.68%, 2/25/61(1)	3,035,044	3,005,407
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	1,824,208	1,826,670
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(1)	1,865,107	1,867,698
Provident Funding Mortgage Trust, Series 2025-4, Class A4, VRN, 5.50%, 9/25/55(1)	2,164,651	2,168,490
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(1)	2,580,185	2,583,591
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	1,053,447	1,053,303
Rate Mortgage Trust, Series 2024-J4, Class A5, SEQ, VRN, 5.50%, 12/25/54(1)	1,413,628	1,415,287
Rate Mortgage Trust, Series 2025-J2, Class A5, VRN, 5.50%, 7/25/55(1)	2,423,269	2,426,613
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A2, 5.85%, 5/25/65(1)	1,364,218	1,370,483
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 1/25/66(1)	2,282,286	2,259,006
Santander Mortgage Asset Receivable Trust, Series 2026-NQM3, Class A1, VRN, 5.18%, 3/25/66(1)	2,607,979	2,604,185
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	225,851	225,747
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	475,851	476,638
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	306,347	305,823
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	910,672	911,905
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	574,917	575,655
Sequoia Mortgage Trust, Series 2025-2, Class A19, VRN, 6.00%, 3/25/55(1)	1,852,660	1,857,709
Sequoia Mortgage Trust, Series 2025-5, Class A5, SEQ, VRN, 5.50%, 6/25/55(1)	2,584,055	2,587,435
Sequoia Mortgage Trust, Series 2025-7, Class A5, SEQ, VRN, 5.50%, 8/25/55(1)	2,280,507	2,283,562
Sequoia Mortgage Trust, Series 2025-8, Class A4, VRN, 5.50%, 9/25/55(1)	1,634,398	1,636,726
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.06%, (30-day average SOFR plus 3.40%), 11/25/33(1)	505,113	508,538
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	1,164,388	1,174,646
Verus Securitization Trust, Series 2024-4, Class A2, 6.57%, 6/25/69(1)	1,222,661	1,234,203
Verus Securitization Trust, Series 2024-9, Class A3, 5.89%, 11/25/69(1)	2,281,670	2,291,531
Verus Securitization Trust, Series 2025-4, Class A3, 5.75%, 5/25/70(1)	1,094,924	1,098,073
		123,351,257
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 6.61%, (30-day average SOFR plus 2.95%), 6/25/42(1)	494,727	502,186
FHLMC, Series 377, Class C4, IO, 2.00%, 1/25/51	17,554,391	2,308,215
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	1,082,848	182,995
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	667,324	110,788
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	1,028,879	140,027
		3,244,211
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $126,361,032)		126,595,468

Schedule of Investments - Short Duration Strategic Income Fund

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 10.3%
U.S. Treasury Notes, 4.50%, 5/15/27(3)	$400,000	$402,984
U.S. Treasury Notes, 3.875%, 10/15/27(3)	900,000	900,668
U.S. Treasury Notes, 3.375%, 12/31/27	7,500,000	7,443,018
U.S. Treasury Notes, 3.50%, 1/31/28	5,000,000	4,971,875
U.S. Treasury Notes, 3.875%, 3/31/28	11,000,000	11,016,758
U.S. Treasury Notes, 4.625%, 9/30/28(3)	1,000,000	1,019,258
U.S. Treasury Notes, 3.50%, 11/15/28	2,000,000	1,983,984
U.S. Treasury Notes, 3.50%, 12/15/28	14,500,000	14,381,904
U.S. Treasury Notes, 4.125%, 3/31/29	48,500,000	48,911,113
TOTAL U.S. TREASURY SECURITIES (Cost $91,107,049)		91,031,562
CONVERTIBLE PREFERRED SECURITIES — 7.6%
Banks — 7.2%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	2,600,000	2,595,841
Banco Bilbao Vizcaya Argentaria SA, 9.375%	1,371,000	1,482,244
Banco Davivienda SA, 6.65%(1)	1,338,000	1,182,849
Banco Mercantil del Norte SA, 5.875%(1)	1,091,000	1,078,381
Banco Mercantil del Norte SA, 7.50%(1)	1,352,000	1,352,761
Banco Santander SA, 4.75%	3,500,000	3,463,759
Banco Santander SA, 9.625%	1,400,000	1,508,767
Barclays PLC, 8.00%	3,993,000	4,133,908
BNP Paribas SA, 8.50%(1)	5,420,000	5,650,876
Commerzbank AG, 7.50%	1,200,000	1,217,314
Credit Agricole SA, VRN, 4.75%(1)	1,691,000	1,611,033
HSBC Holdings PLC, 6.50%	3,224,000	3,223,124
HSBC Holdings PLC, 6.875%	1,551,000	1,562,474
HSBC Holdings PLC, VRN, 6.75%	1,298,000	1,284,502
ING Groep NV, 4.875%	4,157,000	3,920,957
ING Groep NV, 7.50%	2,518,000	2,576,227
Lloyds Banking Group PLC, 8.00%	3,370,000	3,540,353
Macquarie Bank Ltd., 6.125%(1)	3,537,000	3,561,405
Skandinaviska Enskilda Banken AB, 6.875%	4,400,000	4,427,726
Societe Generale SA, 6.75%(1)	805,000	802,417
Societe Generale SA, 9.375%(1)	3,015,000	3,154,079
Societe Generale SA, 10.00%(1)	780,000	842,911
Standard Chartered PLC, 7.75%(1)	754,000	771,686
Standard Chartered PLC, 7.875%(1)	590,000	613,421
Svenska Handelsbanken AB, 4.375%	2,800,000	2,754,077
Swedbank AB, 7.625%	4,600,000	4,732,465
		63,045,557
Capital Markets — 0.4%
UBS Group AG, 9.25%(1)	3,510,000	3,743,258
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $67,296,032)		66,788,815
PREFERRED SECURITIES — 3.7%
Banks — 1.1%
Bank of America Corp., 4.375%	1,710,000	1,690,214
Citigroup, Inc., 7.625%	3,497,000	3,618,377
JPMorgan Chase & Co., 3.65%	2,872,000	2,860,477
KeyCorp, 5.00%	1,970,000	1,954,785
		10,123,853

Schedule of Investments - Short Duration Strategic Income Fund

	Principal Amount/Shares	Value
Capital Markets — 0.8%
Charles Schwab Corp., 4.00%	3,286,000	$3,265,781
Goldman Sachs Group, Inc., 3.80%	2,290,000	2,286,367
Northern Trust Corp., 4.60%	1,905,000	1,891,825
		7,443,973
Electric Utilities — 0.1%
NRG Energy, Inc., 10.25%(1)	1,062,000	1,146,244
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp., 8.00%(1)	3,050,000	3,084,206
Multi-Utilities — 0.3%
Dominion Energy, Inc., 4.35%	2,512,000	2,474,383
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer LP, 6.50%	2,270,000	2,267,329
Energy Transfer LP, 6.625%	1,183,000	1,184,056
		3,451,385
Trading Companies and Distributors — 0.6%
Air Lease Corp., 4.65%	1,875,000	1,871,590
Aircastle Ltd., 5.25%(1)	3,003,000	2,998,843
		4,870,433
TOTAL PREFERRED SECURITIES (Cost $32,515,436)		32,594,477
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	$462,000	382,197
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	612,000	512,766
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 5.95%, (1-month SOFR plus 2.27%), 11/15/34(1)(4)(5)	1,683,000	22,178
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 6.64%, (1-month SOFR plus 2.96%), 11/15/34(1)(4)(5)	1,581,000	10,363
Benchmark Mortgage Trust, Series 2018-B5, Class B, 4.57%, 7/15/51	921,010	874,348
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.09%, 7/15/51(1)	834,000	664,677
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	463,000	284,466
Citigroup Commercial Mortgage Trust, Series 2020-555, Class E, VRN, 3.50%, 12/10/41(1)	3,199,000	2,870,763
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 4.94%, (1-month SOFR plus 1.26%), 11/15/38(1)	799,000	789,009
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.29%, (1-month SOFR plus 1.61%), 11/15/38(1)	1,726,000	1,710,366
LQR Trust, Series 2025-CALI, Class C, VRN, 5.92%, (1-month SOFR plus 2.25%), 1/15/43	3,131,000	3,112,076
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	437,000	362,041
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	769,000	652,195
NCMF Trust, Series 2025-MFS, Class C, VRN, 6.04%, 6/10/33(1)	2,954,000	2,979,253
SCG Mortgage Trust, Series 2024-MSP, Class B, VRN, 6.11%, (1-month SOFR plus 2.44%), 4/15/41(1)	2,564,000	2,560,390
SHR Trust, Series 2024-LXRY, Class B, VRN, 6.12%, (1-month SOFR plus 2.45%), 10/15/41(1)	2,171,000	2,169,825
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class B, VRN, 5.02%, (1-month SOFR plus 1.35%), 1/15/39(1)	1,000,000	999,040
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.12%, (1-month SOFR plus 1.44%), 2/15/42(1)	2,250,000	2,225,357
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	2,990,000	3,012,055
UBS Commercial Mortgage Trust, Series 2018-C14, Class B, VRN, 5.10%, 12/15/51	1,929,000	1,879,097
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	381,000	347,796
Velocity Commercial Capital Loan Trust, Series 2026-1, Class M2, VRN, 5.89%, 2/25/56(1)	1,381,969	1,365,629
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.54%, 3/15/40(1)	1,939,000	1,943,664
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	393,000	341,350

Schedule of Investments - Short Duration Strategic Income Fund

	Principal Amount/Shares	Value
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	$470,000	$327,361
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $35,276,380)		32,398,262
MUNICIPAL SECURITIES — 0.9%
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 7.00%, 12/15/30 (1)	6,395,000	6,348,133
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 6.75%, 11/15/30 (1)	1,920,000	1,923,050
TOTAL MUNICIPAL SECURITIES (Cost $8,315,000)		8,271,183
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Colombia — 0.5%
Colombia Government International Bonds, 6.125%, 1/21/31	4,000,000	3,940,000
Mexico — 0.2%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)	1,879,000	1,891,214
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $5,871,051)		5,831,214
COLLATERALIZED LOAN OBLIGATIONS — 0.3%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.14%, (1-month SOFR plus 1.46%), 11/15/36(1)	403,137	403,146
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 5.93%, (1-month SOFR plus 2.26%), 9/15/35(1)	1,059,444	1,059,642
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 5.61%, (3-month SOFR plus 1.96%), 11/15/28(1)	1,132,271	1,132,345
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,557,903)		2,595,133
BANK LOAN OBLIGATIONS(6) — 0.0%
Passenger Airlines — 0.0%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.00%, (6-month SOFR plus 2.25%), 2/15/28 (Cost $464,860)	470,450	459,865
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.50%, 8/15/47 - 4/30/28, valued at $8,031,605), at 3.66%, dated 3/31/26, due 4/1/26 (Delivery value $7,874,801) (Cost $7,874,000)		7,874,000
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $886,941,089)		880,755,863
OTHER ASSETS AND LIABILITIES — 0.3%		2,802,990
TOTAL NET ASSETS — 100.0%		$883,558,853

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,349,933	CAD	1,829,192	Citibank NA	6/17/26	$30,630
USD	1,904,762	EUR	1,645,408	Citibank NA	6/17/26	(3,692)
						$26,938

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	305	June 2026	$63,270,820	$116,093
^Amount represents value and unrealized appreciation (depreciation).

Schedule of Investments - Short Duration Strategic Income Fund

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	170	June 2026	$18,390,547	$106,707
U.S. Treasury 10-Year Notes	154	June 2026	17,101,219	261,172
U.S. Treasury 10-Year Ultra Notes	132	June 2026	14,984,062	256,524
			$50,475,828	$624,403
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $491,495,325, which represented 55.6% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,051,721.
(4)Security is in default.
(5)Non-income producing.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

Schedule of Investments - Short Duration Strategic Income Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$375,381,177	—
Asset-Backed Securities	—	130,934,707	—
Collateralized Mortgage Obligations	—	126,595,468	—
U.S. Treasury Securities	—	91,031,562	—
Convertible Preferred Securities	—	66,788,815	—
Preferred Securities	—	32,594,477	—
Commercial Mortgage-Backed Securities	—	32,398,262	—
Municipal Securities	—	8,271,183	—
Sovereign Governments and Agencies	—	5,831,214	—
Collateralized Loan Obligations	—	2,595,133	—
Bank Loan Obligations	—	459,865	—
Short-Term Investments	—	7,874,000	—
	—	$880,755,863	—
Other Financial Instruments
Futures Contracts	$740,496	—	—
Forward Foreign Currency Exchange Contracts	—	$30,630	—
	$740,496	$30,630	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,692	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Foreign Currency	Interest Rate	Total
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$30,630	—	$30,630
Liability Derivatives:
Payable for variation margin on futures contracts*	—	$83,541	$83,541
Unrealized depreciation on forward foreign currency exchange contracts	$3,692	—	3,692
			$87,233
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Schedule of Investments - Short Duration Strategic Income Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$(22,435)	—	$(22,435)
Futures contract transactions	—	—	$438,030	438,030
Swap agreement transactions	$(588,747)	—	—	(588,747)
				$(173,152)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$27,164	—	$27,164
Futures contracts	—	—	$274,617	274,617
				$301,781

See Notes to Financial Statements.

Schedule of Investments - U.S. Government Money Market Fund

MARCH 31, 2026

	Principal Amount	Value
CORPORATE BONDS — 47.1%
1450 Midvale Investors LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	$9,855,000	$9,855,000
1834 Bentley Investors LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	7,840,000	7,840,000
2140 Bentley Investors LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	4,225,000	4,225,000
412 Madison LLC, VRDN, 3.75%, 4/7/26 (LOC: FNMA)	27,000,000	27,000,000
500 Columbia Place LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	26,050,000	26,050,000
5th & Mendocino Partners Owner LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	17,995,000	17,995,000
Allen C Stonecipher Life Insurance Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	6,410,000	6,410,000
Anton Santa Cruz LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	15,050,000	15,050,000
Barbour Issuing Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	9,005,000	9,005,000
Buddy Petersen Insurance Trust, VRDN, 3.80%, 4/7/26 (LOC: FHLB)	6,030,000	6,030,000
Champion Insurance Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	4,000,000	4,000,000
David Severino Family Insurance Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	3,590,000	3,590,000
EPR GO Zone Holdings LLC, VRDN, 3.82%, 4/7/26 (LOC: FHLB)	24,995,000	24,995,000
Fairfield North Texas Associates LP, VRDN, 3.75%, 4/10/26 (LOC: FHLB)	9,550,000	9,550,000
Gillean Family Trust, VRDN, 3.80%, 4/7/26 (LOC: FHLB)	10,025,000	10,025,000
Gold River 659 LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	21,500,000	21,500,000
Grimm Wulf & Zeltwanger Investments Project, VRDN, 3.80%, 4/7/26 (LOC: FHLB)	9,000,000	9,000,000
Hartsfield Family Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	7,065,000	7,065,000
Housing Venture I LP, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	11,145,000	11,145,000
Jefferson Centerpointe LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	7,300,000	7,300,000
Jefferson Exchange at Riverside LLC, Series B, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	31,465,000	31,465,000
Jefferson Monrovia South LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	26,300,000	26,300,000
JL Irrevocable Trust, VRDN, 3.80%, 4/7/26 (LOC: FHLB)	8,275,000	8,275,000
Johnson Capital Management LLC, VRN, 3.93%, 6/1/47 (LOC: FHLB)	1,175,000	1,175,000
Johnston Family Insurance LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	4,035,000	4,035,000
KDF Glenview LP, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	3,950,000	3,950,000
Krawitz Family Insurance Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	2,480,000	2,480,000
Lee Bason Family Insurance Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	7,240,000	7,240,000
LEO@Carmel LLC, VRDN, 3.75%, 4/10/26 (LOC: FHLB)	9,800,000	9,800,000
Leo@cartersville LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	6,900,000	6,900,000
Marvin J Base 2019 Irrevocable Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	7,665,000	7,665,000
Michael K. Fuhrman & Kristin D. Fuhrman, VRDN, 3.80%, 4/10/26 (LOC: FHLB)	5,585,000	5,585,000
Nicholas David Nurse 2020 Irrevocable Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	4,210,000	4,210,000
Rabb Family Trust, VRDN, 3.80%, 4/7/26 (LOC: FHLB)	7,080,000	7,080,000
Richard F Wilks Spousal Gifting Trust, VRDN, 3.80%, 4/7/26 (LOC: FHLB)	9,840,000	9,840,000
Santa Monica Ocean Park Partners LP, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	8,320,000	8,320,000
Scheel Investments LLC, VRDN, 3.80%, 4/7/26 (LOC: FHLB)	16,395,000	16,395,000
Sheryl P Werner Irrevocable Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	3,830,000	3,830,000
Shil Park Irrevocable Life Insurance Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	1,000,000	1,000,000
SIOF 4252 Whittier Blvd LP, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	12,800,000	12,800,000
SRMHayward LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	18,800,000	18,800,000
Sundowner Issuing Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	1,590,000	1,590,000
Supreme Satori Issuing Trust, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	3,210,000	3,210,000
Synergy Colgan Creek LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	25,970,000	25,970,000
Trinity Mills Multifamily I Owner LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	19,985,000	19,985,000
TSManion LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	8,105,000	8,105,000
Valencia Grove II LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	800,000	800,000
Varenna Care Center LP, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	11,395,000	11,395,000
West Valley MC LLC, VRDN, 3.75%, 4/7/26 (LOC: FHLB)	15,000,000	15,000,000
TOTAL CORPORATE BONDS		520,830,000

Schedule of Investments - U.S. Government Money Market Fund

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES — 20.1%
Adjustable-Rate U.S. Government Agency Securities — 7.6%
Federal Farm Credit Banks Funding Corp., VRN, 3.77%, (EFFR plus 0.13%), 1/7/28	$10,000,000	$10,000,000
FHLB, VRN, 3.63%, 4/16/26	1,950,000	1,949,961
FHLB, VRN, 2.50%, 10/28/26	10,000,000	9,957,529
FHLB, VRN, 3.73%, (SOFR plus 0.10%), 4/8/27	25,000,000	25,000,000
FHLB, VRN, 3.79%, (SOFR plus 0.16%), 9/15/27	12,500,000	12,500,822
FHLB, VRN, 3.76%, (SOFR plus 0.13%), 12/15/27	25,000,000	25,000,000
		84,408,312
Fixed-Rate U.S. Government Agency Securities — 11.8%
FHLB, 3.00%, 4/29/26	2,000,000	1,998,795
FHLB, 1.25%, 5/18/26	2,500,000	2,491,665
FHLB, 0.875%, 8/25/26	10,000,000	9,886,250
FHLB, 3.73%, 12/9/26	15,000,000	15,000,000
FHLB, 3.75%, 12/15/26	5,000,000	5,000,000
FHLB, 3.64%, 2/5/27	45,000,000	44,999,199
FHLB, 0.90%, 2/25/27	1,000,000	975,072
FHLB, 3.375%, 4/9/27	6,500,000	6,482,418
FHLMC, 3.625%, 12/18/26	10,000,000	9,990,395
FHLMC, 3.68%, 2/19/27	9,000,000	9,000,000
FHLMC, 3.71%, 3/29/27	19,500,000	19,500,000
FNMA, 4.05%, 4/23/27	5,000,000	5,000,000
		130,323,794
Zero-Coupon U.S. Government Agency Securities — 0.7%
Federal Home Loan Bank Discount Notes, 0.00%, 4/14/26(1)	8,000,000	7,989,629
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		222,721,735
U.S. TREASURY SECURITIES(2) — 19.5%
U.S. Treasury Bills, 3.68%, 4/7/26	19,350,000	19,338,310
U.S. Treasury Bills, 3.68%, 4/14/26	15,000,000	14,980,283
U.S. Treasury Bills, 3.62%, 4/16/26	15,000,000	14,977,250
U.S. Treasury Bills, 3.67%, 4/21/26	40,000	39,919
U.S. Treasury Bills, 3.64%, 4/23/26	110,000	109,755
U.S. Treasury Bills, 3.62%, 5/19/26	60,000	59,710
U.S. Treasury Bills, 3.64%, 6/9/26	110,000	109,243
U.S. Treasury Notes, 0.75%, 4/30/26	20,000,000	19,946,031
U.S. Treasury Notes, 4.875%, 4/30/26	10,000,000	10,004,927
U.S. Treasury Notes, 0.75%, 8/31/26	5,000,000	4,940,901
U.S. Treasury Notes, 3.75%, 8/31/26	10,000,000	10,003,426
U.S. Treasury Notes, 1.625%, 9/30/26	20,000,000	19,805,951
U.S. Treasury Notes, 4.625%, 10/15/26	10,000,000	10,050,618
U.S. Treasury Notes, 4.25%, 11/30/26	7,000,000	7,026,924
U.S. Treasury Notes, 4.25%, 3/15/27	5,000,000	5,027,449
U.S. Treasury Notes, 4.50%, 4/15/27	15,000,000	15,105,352
U.S. Treasury Notes, VRN, 3.80%, (3-month USBMMY plus 0.15%), 4/30/26	63,680,000	63,683,279
TOTAL U.S. TREASURY SECURITIES		215,209,328
REPURCHASE AGREEMENTS — 11.7%
Fixed Income Clearing Corp.(collateralized by various U.S. Treasury obligations, 3.50%, 4/30/28, valued at $132,174,843) at 3.66%, dated 3/31/26, due 4/1/26 (Delivery value $129,596,174)		129,583,000
MUNICIPAL SECURITIES — 2.4%
Downtown Bainbridge Development Authority Rev., (Rivertown Development LLC), VRDN, 4.01%, 4/7/26 (LOC: First Port City Bank)(SBBPA: FHLB)(3)	3,640,000	3,640,000
Evergreen-Conecuh Capital Improvement Cooperative District Rev., (Evergreen Hopitality LLC), VRDN, 4.10%, 4/7/26 (LOC: Southpoint Bank and FHLB)(3)	8,850,000	8,850,000

Schedule of Investments - U.S. Government Money Market Fund

	Principal Amount	Value
Public Finance Authority Rev., (Roers Plymouth Apartments LLC), VRDN, 3.75%, 4/7/26 (LOC: Western Alliance Bank and FHLB)	$5,755,000	$5,755,000
Washington State Housing Finance Commission Rev., (Ballard Landmark Inn LLC), VRDN, Series B, 3.75%, 4/7/26 (LOC: East West Bank and FHLB)	5,260,000	5,260,000
Washington State Housing Finance Commission Rev., (Lodge at Eagle Ridge LLC), VRDN, Series B, 3.75%, 4/7/26 (LOC: East West Bank and FHLB)	3,425,000	3,425,000
TOTAL MUNICIPAL SECURITIES		26,930,000
TOTAL INVESTMENT SECURITIES — 100.8%		1,115,274,063
OTHER ASSETS AND LIABILITIES — (0.8)%		(8,820,219)
TOTAL NET ASSETS — 100.0%		$1,106,453,844

NOTES TO SCHEDULE OF INVESTMENTS
EFFR	–	Effective Federal Funds Rate
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
LOC	–	Letter of Credit
SBBPA	–	Standby Bond Purchase Agreement
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $12,490,000, which represented 1.1% of total net assets.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 2.

See Notes to Financial Statements.

Statements of Assets and Liabilities

MARCH 31, 2026
	Core Plus Fund	Diversified Bond Fund
Assets
Investment securities, at value	$389,738,411	$3,944,028,721
Repurchase agreements, at value	—	64,707,000
Cash	186,336	9,145,823
Foreign currency holdings, at value	7	—
Receivable for investments sold	3,895,460	10,893,302
Receivable for capital shares sold	18,131	574,635
Receivable for variation margin on futures contracts	98,790	872,081
Receivable for variation margin on swap agreements	100,150	169,898
Unrealized appreciation on forward foreign currency exchange contracts	86,000	972,055
Interest and dividends receivable	3,213,852	27,869,351
	397,337,137	4,059,232,866

Liabilities
Payable for investments purchased	9,565,796	94,030,245
Payable for capital shares redeemed	1,661,928	42,135,857
Swap agreements, at value	91,077	—
Accrued management fees	179,929	598,071
Distribution and service fees payable	3,235	13,775
Dividends payable	12,941	104,669
	11,514,906	136,882,617

Net Assets	$385,822,231	$3,922,350,249

Net Assets Consist of:
Capital paid in	$480,912,332	$4,990,764,712
Distributable earnings (loss)	(95,090,101)	(1,068,414,463)
	$385,822,231	$3,922,350,249

Investment securities, at cost	$393,478,783	$3,989,305,456
Repurchase agreements, at cost	—	$64,707,000
Foreign currency holdings, at cost	$8	—

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Core Plus Fund
Investor Class	$359,021,770	39,147,069	$9.17
I Class	$12,714,092	1,386,156	$9.17
A Class	$10,670,549	1,163,256	$9.17
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$9.60
C Class	$458,303	49,966	$9.17
R Class	$1,246,213	135,842	$9.17
R5 Class	$1,706,151	186,045	$9.17
G Class	$5,153	562	$9.17
Diversified Bond Fund
Investor Class	$466,041,749	50,869,215	$9.16
I Class	$640,205,791	69,850,891	$9.17
Y Class	$237,369,476	25,892,621	$9.17
A Class	$42,618,265	4,651,771	$9.16
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$9.59
C Class	$3,326,954	363,455	$9.15
R Class	$4,216,694	460,353	$9.16
R5 Class	$5,857	639	$9.17
R6 Class	$110,833,590	12,087,828	$9.17
G Class	$2,417,731,873	263,733,179	$9.17
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

MARCH 31, 2026
	High Income Fund	High-Yield Fund
Assets
Investment securities, at value	$1,816,517,374	$85,416,661
Investment made with cash collateral received for securities on loan, at value	—	5,989,155
Cash	1,473,335	—
Foreign currency holdings, at value	—	11
Deposits with broker for futures contracts	—	69,375
Receivable for investments sold	3,735,519	—
Receivable for capital shares sold	324,209	137,015
Receivable for variation margin on futures contracts	—	8,672
Interest and dividends receivable	32,873,922	1,383,666
Securities lending receivable	—	6,486
	1,854,924,359	93,011,041

Liabilities
Payable for collateral received for securities on loan	—	5,989,155
Payable for investments purchased	10,000,461	345,467
Payable for capital shares redeemed	6,308,117	58,590
Accrued management fees	592,004	49,528
Distribution and service fees payable	1,768	3,101
Dividends payable	752,741	52,318
	17,655,091	6,498,159

Net Assets	$1,837,269,268	$86,512,882

Net Assets Consist of:
Capital paid in	$2,023,178,422	$136,197,245
Distributable earnings (loss)	(185,909,154)	(49,684,363)
	$1,837,269,268	$86,512,882

Investment securities, at cost	$1,857,186,368	$86,253,717
Investment securities on loan, at value	—	$5,864,662
Investment made with cash collateral received for securities on loan, at cost	—	$5,989,155
Foreign currency holdings, at cost	—	$10

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
High Income Fund
Investor Class	$218,977,329	25,457,341	$8.60
I Class	$135,795,318	15,791,082	$8.60
Y Class	$366,774,196	42,667,121	$8.60
A Class	$8,304,871	965,427	$8.60
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$9.01
R5 Class	$230,253	26,777	$8.60
R6 Class	$404,348,313	47,052,653	$8.59
G Class	$702,838,988	81,756,151	$8.60
High-Yield Fund
Investor Class	$73,065,372	14,334,220	$5.10
I Class	$2,460,867	481,284	$5.11
Y Class	$27,158	5,317	$5.11
A Class	$8,429,756	1,652,197	$5.10
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$5.34
C Class	$800,662	156,970	$5.10
R Class	$1,484,547	291,008	$5.10
R5 Class	$60,615	11,880	$5.10
R6 Class	$183,905	36,112	$5.09
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

MARCH 31, 2026
	Multisector Income Fund	Prime Money Market Fund
Assets
Investment securities, at value	$102,706,719	$2,605,133,143
Investment made with cash collateral received for securities on loan, at value	1,228,363	—
Repurchase agreements, at value	703,000	—
Foreign currency holdings, at value	16	—
Receivable for investments sold	510,354	355,000
Receivable for capital shares sold	16,847	4,638,933
Receivable for variation margin on futures contracts	58,142	—
Receivable for variation margin on swap agreements	37,556	—
Unrealized appreciation on forward foreign currency exchange contracts	3,311	—
Interest and dividends receivable	1,031,540	11,581,911
Securities lending receivable	462	—
	106,296,310	2,621,708,987

Liabilities
Disbursements in excess of demand deposit cash	12,895	16,535,016
Payable for collateral received for securities on loan	1,228,363	—
Payable for investments purchased	793,805	14,998,500
Payable for capital shares redeemed	459,915	5,288,186
Swap agreements, at value	42,503	—
Accrued management fees	44,581	1,238,633
Distribution and service fees payable	2,665	7,317
Dividends payable	25,492	55,953
	2,610,219	38,123,605

Net Assets	$103,686,091	$2,583,585,382

Net Assets Consist of:
Capital paid in	$113,240,717	$2,583,658,091
Distributable earnings (loss)	(9,554,626)	(72,709)
	$103,686,091	$2,583,585,382

Investment securities, at cost	$103,586,748	$2,605,133,143
Investment securities on loan, at value	$1,384,838	—
Investment made with cash collateral received for securities on loan, at cost	$1,228,363	—
Repurchase agreements, at cost	$703,000	—
Foreign currency holdings, at cost	$16	—

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Multisector Income Fund
Investor Class	$52,228,293	5,862,320	$8.91
I Class	$14,417,665	1,618,408	$8.91
Y Class	$6,896	774	$8.91
A Class	$9,666,496	1,085,089	$8.91
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$9.33
C Class	$345,094	38,757	$8.90
R Class	$701,868	78,776	$8.91
R5 Class	$1,307,802	146,806	$8.91
R6 Class	$25,011,977	2,807,834	$8.91
Prime Money Market Fund
Investor Class	$2,550,920,598	2,551,139,866	$1.00
A Class	$31,863,973	31,853,342	$1.00
C Class	$800,811	800,136	$1.00
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

MARCH 31, 2026
	Short Duration Fund	Short Duration Inflation Protection Bond Fund
Assets
Investment securities, at value	$996,409,043	$1,173,227,932
Cash	1,848,160	56,006
Foreign currency holdings, at value	—	9
Receivable for investments sold	2,365,836	1,159,149
Receivable for capital shares sold	286,516	304,829
Receivable for variation margin on futures contracts	47,170	116,922
Unrealized appreciation on forward foreign currency exchange contracts	—	512,307
Interest and dividends receivable	7,254,286	5,469,886
	1,008,211,011	1,180,847,040

Liabilities
Payable for capital shares redeemed	3,513,084	2,568,193
Payable for variation margin on swap agreements	—	194,377
Unrealized depreciation on forward foreign currency exchange contracts	—	87,781
Accrued management fees	224,357	278,550
Distribution and service fees payable	5,468	13,360
Dividends payable	42,448	—
	3,785,357	3,142,261

Net Assets	$1,004,425,654	$1,177,704,779

Net Assets Consist of:
Capital paid in	$1,106,898,789	$1,224,967,449
Distributable earnings (loss)	(102,473,135)	(47,262,670)
	$1,004,425,654	$1,177,704,779

Investment securities, at cost	$1,003,170,921	$1,165,684,017
Foreign currency holdings, at cost	—	$8

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Short Duration Fund
Investor Class	$278,891,841	28,462,458	$9.80
I Class	$146,681,628	14,972,876	$9.80
A Class	$14,739,439	1,504,898	$9.79
Maximum Offering Price Per Share (Net asset value divide by 0.9775)			$10.02
C Class	$2,358,844	240,653	$9.80
R Class	$626,456	63,902	$9.80
R5 Class	$10,360,249	1,057,542	$9.80
R6 Class	$79,557,232	8,128,023	$9.79
G Class	$471,209,965	48,130,812	$9.79
Short Duration Inflation Protection Bond Fund
Investor Class	$205,453,229	19,631,323	$10.47
I Class	$227,682,159	21,548,146	$10.57
Y Class	$26,088,592	2,466,686	$10.58
A Class	$27,583,983	2,668,893	$10.34
Maximum Offering Price Per Share (Net asset value divide by 0.9775)			$10.58
C Class	$1,716,004	173,990	$9.86
R Class	$13,974,776	1,322,019	$10.57
R5 Class	$104,939,451	9,931,567	$10.57
R6 Class	$66,525,929	6,297,082	$10.56
G Class	$503,740,656	47,585,804	$10.59
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

MARCH 31, 2026
	Short Duration Strategic Income Fund	U.S. Government Money Market Fund
Assets
Investment securities, at value	$872,881,863	$985,691,063
Repurchase agreements, at value	7,874,000	129,583,000
Cash	—	46,906
Foreign currency holdings, at value	132	—
Receivable for investments sold	9,694,111	125,000
Receivable for capital shares sold	3,002,149	1,258,002
Unrealized appreciation on forward foreign currency exchange contracts	30,630	—
Interest and dividends receivable	7,023,782	4,351,975
	900,506,667	1,121,055,946

Liabilities
Disbursements in excess of demand deposit cash	66,626	—
Payable for investments purchased	14,259,299	13,185,000
Payable for capital shares redeemed	2,201,348	1,080,241
Payable for variation margin on futures contracts	83,541	—
Unrealized depreciation on forward foreign currency exchange contracts	3,692	—
Accrued management fees	315,254	316,189
Distribution and service fees payable	7,605	13,990
Dividends payable	10,449	6,682
	16,947,814	14,602,102

Net Assets	$883,558,853	$1,106,453,844

Net Assets Consist of:
Capital paid in	$947,236,441	$1,106,583,216
Distributable earnings (loss)	(63,677,588)	(129,372)
	$883,558,853	$1,106,453,844

Investment securities, at cost	$879,067,089	$985,691,063
Repurchase agreements, at cost	$7,874,000	$129,583,000
Foreign currency holdings, at cost	$133	—

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Short Duration Strategic Income Fund
Investor Class	$171,015,448	19,051,939	$8.98
I Class	$665,555,035	74,181,085	$8.97
Y Class	$1,020,732	113,731	$8.97
A Class	$21,783,556	2,427,414	$8.97
Maximum Offering Price Per Share (Net asset value divide by 0.9775)			$9.18
C Class	$3,235,595	360,532	$8.97
R Class	$626,645	69,775	$8.98
R5 Class	$224,654	25,031	$8.98
R6 Class	$20,097,188	2,237,946	$8.98
U.S. Government Money Market Fund
Investor Class	$774,833,867	775,078,334	$1.00
A Class	$66,326,758	66,340,837	$1.00
C Class	$235,673	235,750	$1.00
G Class	$265,057,546	265,058,455	$1.00
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED MARCH 31, 2026
	Core Plus Fund	Diversified Bond Fund
Investment Income (Loss)
Income:
Interest	$21,808,017	$241,424,275
Dividends	59,088	545,970
	21,867,105	241,970,245

Expenses:
Management fees	2,243,885	18,555,587
Distribution and service fees:
A Class	28,347	108,595
C Class	4,807	37,100
R Class	5,769	20,870
Trustees' fees and expenses	26,761	318,044
Other expenses	13,497	140,274
	2,323,066	19,180,470
Fees waived	(18)	(11,376,962)
	2,323,048	7,803,508

Net investment income (loss)	19,544,057	234,166,737

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,540,676	2,927,302
Forward foreign currency exchange contract transactions	144,616	1,248,318
Futures contract transactions	(348,840)	(2,678,273)
Swap agreement transactions	(230,144)	(2,410,275)
Foreign currency translation transactions	(27,143)	(223,943)
	1,079,165	(1,136,871)

Change in net unrealized appreciation (depreciation) on:
Investments	(128,155)	29,548,302
Forward foreign currency exchange contracts	92,297	972,055
Futures contracts	(865,958)	(10,004,479)
Swap agreements	(110,508)	(32,619)
Translation of assets and liabilities in foreign currencies	(6,454)	(23,328)
	(1,018,778)	20,459,931

Net realized and unrealized gain (loss)	60,387	19,323,060

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,604,444	$253,489,797

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED MARCH 31, 2026
	High Income Fund	High-Yield Fund
Investment Income (Loss)
Income:
Interest	$141,049,170	$5,713,543
Dividends	169,654	123,684
Securities lending, net	—	66,495
	141,218,824	5,903,722

Expenses:
Management fees	11,004,018	594,170
Distribution and service fees:
A Class	20,215	20,776
C Class	—	6,884
R Class	—	7,348
Trustees' fees and expenses	121,722	5,452
Other expenses	—	206
	11,145,955	634,836
Fees waived	(4,518,625)	—
	6,627,330	634,836

Net investment income (loss)	134,591,494	5,268,886

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(15,603,914)	(671,572)
Futures contract transactions	—	65,028
Foreign currency translation transactions	867	—
	(15,603,047)	(606,544)

Change in net unrealized appreciation (depreciation) on:
Investments	22,378,295	1,213,698
Futures contracts	—	(80,642)
	22,378,295	1,133,056

Net realized and unrealized gain (loss)	6,775,248	526,512

Net Increase (Decrease) in Net Assets Resulting from Operations	$141,366,742	$5,795,398

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED MARCH 31, 2026
	Multisector Income Fund	Prime Money Market Fund
Investment Income (Loss)
Income:
Interest	$6,286,074	$106,637,824
Dividends	96,718	—
Securities lending, net	11,714	—
Less foreign taxes withheld	(309)	—
	6,394,197	106,637,824

Expenses:
Management fees	517,908	14,098,952
Distribution and service fees:
A Class	20,989	76,871
C Class	4,246	8,204
R Class	3,890	—
Trustees' fees and expenses	6,857	157,193
Other expenses	2,932	—
	556,822	14,341,220

Net investment income (loss)	5,837,375	92,296,604

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	690,168	(5,073)
Forward foreign currency exchange contract transactions	(5,536)	—
Futures contract transactions	827,610	—
Swap agreement transactions	(22,451)	—
Foreign currency translation transactions	31	—
	1,489,822	(5,073)

Change in net unrealized appreciation (depreciation) on:
Investments	(968,546)	—
Forward foreign currency exchange contracts	3,335	—
Futures contracts	(583,459)	—
Swap agreements	(93,759)	—
	(1,642,429)	—

Net realized and unrealized gain (loss)	(152,607)	(5,073)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,684,768	$92,291,531

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED MARCH 31, 2026
	Short Duration Fund	Short Duration Inflation Protection Bond Fund
Investment Income (Loss)
Income:
Interest	$54,266,940	$53,649,995
Dividends	289,534	2,034,026
	54,556,474	55,684,021

Expenses:
Management fees	4,398,981	5,933,421
Distribution and service fees:
A Class	38,722	70,103
C Class	23,465	20,771
R Class	3,428	74,800
Trustees' fees and expenses	70,172	94,826
Other expenses	3,715	211,322
	4,538,483	6,405,243
Fees waived	(1,723,707)	(1,830,833)
	2,814,776	4,574,410

Net investment income (loss)	51,741,698	51,109,611

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	8,850,156	(497,700)
Forward foreign currency exchange contract transactions	—	168,786
Futures contract transactions	582,651	1,769,875
Swap agreement transactions	(286,383)	5,913,228
Foreign currency translation transactions	—	160,695
	9,146,424	7,514,884

Change in net unrealized appreciation (depreciation) on:
Investments	(8,554,883)	3,236,490
Forward foreign currency exchange contracts	—	424,526
Futures contracts	(264,336)	(1,187,923)
Swap agreements	—	(6,635,038)
Translation of assets and liabilities in foreign currencies	—	(3,732)
	(8,819,219)	(4,165,677)

Net realized and unrealized gain (loss)	327,205	3,349,207

Net Increase (Decrease) in Net Assets Resulting from Operations	$52,068,903	$54,458,818

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED MARCH 31, 2026
	Short Duration Strategic Income Fund	U.S. Government Money Market Fund
Investment Income (Loss)
Income:
Interest	$41,613,219	$39,264,719
Dividends	47,417	—
	41,660,636	39,264,719

Expenses:
Management fees	3,367,804	4,261,862
Distribution and service fees:
A Class	47,836	170,850
C Class	31,063	1,772
R Class	3,663	—
Trustees' fees and expenses	49,002	56,506
Other expenses	4,300	—
	3,503,668	4,490,990
Fees waived	—	(396,844)
	3,503,668	4,094,146

Net investment income (loss)	38,156,968	35,170,573

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,881,882	7,271
Forward foreign currency exchange contract transactions	(22,435)	—
Futures contract transactions	438,030	—
Swap agreement transactions	(588,747)	—
Foreign currency translation transactions	(670)	—
	4,708,060	7,271

Change in net unrealized appreciation (depreciation) on:
Investments	(7,080,231)	—
Forward foreign currency exchange contracts	27,164	—
Futures contracts	274,617	—
Translation of assets and liabilities in foreign currencies	(227)	—
	(6,778,677)	—

Net realized and unrealized gain (loss)	(2,070,617)	7,271

Net Increase (Decrease) in Net Assets Resulting from Operations	$36,086,351	$35,177,844

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED MARCH 31, 2026 AND MARCH 31, 2025
	Core Plus Fund		Diversified Bond Fund
Increase (Decrease) in Net Assets	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Operations
Net investment income (loss)	$19,544,057	$19,558,103	$234,166,737	$287,713,674
Net realized gain (loss)	1,079,165	(5,002,265)	(1,136,871)	(81,288,421)
Change in net unrealized appreciation (depreciation)	(1,018,778)	5,392,824	20,459,931	90,394,969
Net increase (decrease) in net assets resulting from operations	19,604,444	19,948,662	253,489,797	296,820,222

Distributions to Shareholders
From earnings:
Investor Class	(18,462,069)	(18,525,717)	(23,678,847)	(25,141,368)
I Class	(612,721)	(608,084)	(29,573,835)	(32,828,055)
Y Class	—	—	(10,605,585)	(9,611,097)
A Class	(506,258)	(554,179)	(1,804,846)	(2,446,221)
C Class	(17,849)	(19,515)	(126,474)	(216,053)
R Class	(48,482)	(39,152)	(162,951)	(161,301)
R5 Class	(113,270)	(137,273)	(265)	(253)
R6 Class	—	—	(5,384,617)	(5,987,893)
G Class	(266)	(259)	(167,779,886)	(215,288,134)
Decrease in net assets from distributions	(19,760,915)	(19,884,179)	(239,117,306)	(291,680,375)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(47,580,913)	37,828,774	(1,485,888,950)	(798,142,840)

Net increase (decrease) in net assets	(47,737,384)	37,893,257	(1,471,516,459)	(793,002,993)

Net Assets
Beginning of period	433,559,615	395,666,358	5,393,866,708	6,186,869,701
End of period	$385,822,231	$433,559,615	$3,922,350,249	$5,393,866,708

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED MARCH 31, 2026 AND MARCH 31, 2025
	High Income Fund		High-Yield Fund
Increase (Decrease) in Net Assets	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Operations
Net investment income (loss)	$134,591,494	$152,218,002	$5,268,886	$5,190,176
Net realized gain (loss)	(15,603,047)	(22,771,118)	(606,544)	353,396
Change in net unrealized appreciation (depreciation)	22,378,295	27,286,660	1,133,056	182,248
Net increase (decrease) in net assets resulting from operations	141,366,742	156,733,544	5,795,398	5,725,820

Distributions to Shareholders
From earnings:
Investor Class	(13,143,497)	(9,594,398)	(4,474,556)	(4,193,007)
I Class	(9,775,406)	(30,999,035)	(161,377)	(424,733)
Y Class	(22,565,838)	(20,978,193)	(1,724)	(1,849)
A Class	(510,160)	(410,072)	(489,269)	(439,269)
C Class	—	—	(35,321)	(29,960)
R Class	—	—	(82,696)	(75,111)
R5 Class	(15,079)	(12,539)	(3,726)	(3,851)
R6 Class	(25,432,057)	(16,383,603)	(12,860)	(20,196)
G Class	(63,171,670)	(73,877,258)	—	—
Decrease in net assets from distributions	(134,613,707)	(152,255,098)	(5,261,529)	(5,187,976)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(80,930,090)	(271,240,752)	(391,432)	(8,391,146)

Net increase (decrease) in net assets	(74,177,055)	(266,762,306)	142,437	(7,853,302)

Net Assets
Beginning of period	1,911,446,323	2,178,208,629	86,370,445	94,223,747
End of period	$1,837,269,268	$1,911,446,323	$86,512,882	$86,370,445
See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED MARCH 31, 2026 AND MARCH 31, 2025
	Multisector Income Fund		Prime Money Market Fund
Increase (Decrease) in Net Assets	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Operations
Net investment income (loss)	$5,837,375	$5,967,384	$92,296,604	$102,065,439
Net realized gain (loss)	1,489,822	1,097,403	(5,073)	7,985
Change in net unrealized appreciation (depreciation)	(1,642,429)	(301,265)	—	—
Net increase (decrease) in net assets resulting from operations	5,684,768	6,763,522	92,291,531	102,073,424

Distributions to Shareholders
From earnings:
Investor Class	(2,819,834)	(2,740,727)	(91,211,727)	(100,790,163)
I Class	(1,287,818)	(2,036,779)	—	—
Y Class	(376)	(383)	—	—
A Class	(428,744)	(357,008)	(1,064,057)	(1,220,444)
C Class	(18,654)	(24,605)	(32,876)	(44,072)
R Class	(38,132)	(47,960)	—	—
R5 Class	(51,135)	(49,012)	—	—
R6 Class	(1,258,000)	(962,481)	—	—
Decrease in net assets from distributions	(5,902,693)	(6,218,955)	(92,308,660)	(102,054,679)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(728,065)	(3,657,350)	155,678,956	294,635,786

Net increase (decrease) in net assets	(945,990)	(3,112,783)	155,661,827	294,654,531

Net Assets
Beginning of period	104,632,081	107,744,864	2,427,923,555	2,133,269,024
End of period	$103,686,091	$104,632,081	$2,583,585,382	$2,427,923,555

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED MARCH 31, 2026 AND MARCH 31, 2025
	Short Duration Fund		Short Duration Inflation Protection Bond Fund
Increase (Decrease) in Net Assets	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Operations
Net investment income (loss)	$51,741,698	$62,829,181	$51,109,611	$56,840,682
Net realized gain (loss)	9,146,424	4,430,537	7,514,884	(5,915,020)
Change in net unrealized appreciation (depreciation)	(8,819,219)	6,757,929	(4,165,677)	64,965,936
Net increase (decrease) in net assets resulting from operations	52,068,903	74,017,647	54,458,818	115,891,598

Distributions to Shareholders
From earnings:
Investor Class	(12,850,234)	(15,714,917)	(8,882,729)	(5,514,783)
I Class	(6,834,803)	(7,050,886)	(17,034,860)	(10,258,413)
Y Class	—	—	(939,506)	(391,979)
A Class	(652,288)	(838,930)	(1,059,105)	(940,885)
C Class	(81,071)	(80,960)	(60,808)	(46,449)
R Class	(27,072)	(27,168)	(513,399)	(314,014)
R5 Class	(497,245)	(530,193)	(4,257,726)	(2,555,797)
R6 Class	(3,512,283)	(3,591,635)	(2,806,752)	(1,093,835)
G Class	(28,026,370)	(35,436,155)	(25,718,935)	(19,598,750)
Decrease in net assets from distributions	(52,481,366)	(63,270,844)	(61,273,820)	(40,714,905)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(136,920,897)	(227,678,996)	(323,887,226)	(404,053,996)

Net increase (decrease) in net assets	(137,333,360)	(216,932,193)	(330,702,228)	(328,877,303)

Net Assets
Beginning of period	1,141,759,014	1,358,691,207	1,508,407,007	1,837,284,310
End of period	$1,004,425,654	$1,141,759,014	$1,177,704,779	$1,508,407,007

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED MARCH 31, 2026 AND MARCH 31, 2025
	Short Duration Strategic Income Fund		U.S. Government Money Market Fund
Increase (Decrease) in Net Assets	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Operations
Net investment income (loss)	$38,156,968	$32,944,988	$35,170,573	$36,803,905
Net realized gain (loss)	4,708,060	1,128,725	7,271	74,399
Change in net unrealized appreciation (depreciation)	(6,778,677)	5,327,301	—	—
Net increase (decrease) in net assets resulting from operations	36,086,351	39,401,014	35,177,844	36,878,304

Distributions to Shareholders
From earnings:
Investor Class	(7,414,025)	(7,763,645)	(29,412,903)	(33,911,724)
I Class	(28,872,660)	(23,577,004)	—	—
Y Class	(50,032)	(31,547)	—	—
A Class	(870,876)	(888,987)	(2,371,492)	(2,881,474)
C Class	(118,081)	(101,480)	(6,997)	(10,707)
R Class	(31,512)	(43,487)	—	—
R5 Class	(10,692)	(10,595)	—	—
R6 Class	(862,345)	(733,985)	—	—
G Class	—	—	(3,379,181)	—
Decrease in net assets from distributions	(38,230,223)	(33,150,730)	(35,170,573)	(36,803,905)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	183,910,146	84,653,161	385,967,205	74,635,634

Net increase (decrease) in net assets	181,766,274	90,903,445	385,974,476	74,710,033

Net Assets
Beginning of period	701,792,579	610,889,134	720,479,368	645,769,335
End of period	$883,558,853	$701,792,579	$1,106,453,844	$720,479,368

See Notes to Financial Statements.

Notes to Financial Statements

MARCH 31, 2026

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. The financial statements herein relate to the following funds and the respective share classes offered by the trust.

Core Plus Fund	Investor, I, A, C, R, R5, G
Diversified Bond Fund	Investor, I, Y, A, C, R, R5, R6, G
High Income Fund	Investor, I, Y, A, R5, R6, G
High-Yield Fund	Investor, I, Y, A, C, R, R5, R6
Multisector Income Fund	Investor, I, Y, A, C, R, R5, R6
Prime Money Market Fund	Investor, A, C
Short Duration Fund	Investor, I, A, C, R, R5, R6, G
Short Duration Inflation Protection Bond Fund	Investor, I, Y, A, C, R, R5, R6, G
Short Duration Strategic Income Fund	Investor, I, Y, A, C, R, R5, R6
U.S. Government Money Market Fund	Investor, A, C, G*
*Sale of the G Class commenced on November 12, 2025.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

Securities held in Prime Money Market Fund and U.S. Government Money Market Fund are generally valued at amortized cost, which approximates fair value.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. For convertible bonds, the premiums attributable only to the debt instrument are amortized. A fund may purchase a security and at the same time make a commitment to sell the same security at a future settlement date at a specified price. The difference between the purchase price and the sale price of these simultaneous transactions is reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — A fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. A fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, a fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — A fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. A fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to a fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, a fund may transfer uninvested cash balances into a joint trading account with certain other funds in the American Century Investments family of funds. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

Distribution Frequency
	Declared	Paid
Core Plus Fund	Daily	Monthly
Diversified Bond Fund	Daily	Monthly
High Income Fund	Daily	Monthly
High-Yield Fund	Daily	Monthly
Multisector Income Fund	Daily	Monthly
Prime Money Market Fund	Daily	Monthly
Short Duration Fund	Daily	Monthly
Short Duration Inflation Protection Bond Fund	Quarterly*	Quarterly*
Short Duration Strategic Income Fund	Daily	Monthly
U.S. Government Money Market Fund	Daily	Monthly
*Distributions from net investment income may be declared and paid less frequently.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for High Income Fund and to manage the fund’s assets. NCRAM is responsible for the day-to-day management of High Income Fund, subject to the general supervision of the Board of Trustees and the investment advisor and in accordance with the investment objective, policies and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee including any waiver impacts, if applicable, are as follows:

High Income Fund	Annual Management Fee	Management Fee Waived
Investor Class	0.775%	—
I Class	0.675%	—
Y Class	0.575%	—
A Class	0.775%	—
R5 Class	0.575%	—
R6 Class	0.525%	—
G Class	0.000%(1)	$4,518,625
(1)Annual management fee before waiver was 0.525%.

Multisector Income Fund	Annual Management Fee
Investor Class	0.55%
I Class	0.45%
Y Class	0.35%
A Class	0.55%
C Class	0.55%
R Class	0.55%
R5 Class	0.35%
R6 Class	0.30%

Short Duration Strategic Income Fund	Annual Management Fee
Investor Class	0.51%
I Class	0.41%
Y Class	0.31%
A Class	0.51%
C Class	0.51%
R Class	0.51%
R5 Class	0.31%
R6 Class	0.26%

For each fund with a stepped fee schedule, the fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee including any waiver impacts, if applicable, for the period ended March 31, 2026 are as follows:

Core Plus Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%	—
I Class		0.1500% to 0.2100%	0.44%	—
A Class		0.2500% to 0.3100%	0.54%	—
C Class		0.2500% to 0.3100%	0.54%	—
R Class		0.2500% to 0.3100%	0.54%	—
R5 Class		0.0500% to 0.1100%	0.34%	—
G Class		0.0500% to 0.1100%	0.00%(1)	$18
(1)Effective annual management fee before waiver was 0.34%.

Diversified Bond Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%	—
I Class		0.0500% to 0.1100%	0.39%	—
Y Class		0.0200% to 0.0800%	0.36%	—
A Class		0.2500% to 0.3100%	0.59%	—
C Class		0.2500% to 0.3100%	0.59%	—
R Class		0.2500% to 0.3100%	0.59%	—
R5 Class		0.0500% to 0.1100%	0.39%	—
R6 Class		0.0000% to 0.0600%	0.34%	—
G Class		0.0000% to 0.0600%	0.00%(1)	$11,376,962
(1)Effective annual management fee before waiver was 0.34%.

High-Yield Fund	Investment Category Fee Range	Complex Fee Range	Annual Management Fee*	Effective Annual Management Fee
Investor Class	0.4725% to 0.5900%	0.2500% to 0.3100%	0.67%	0.69%
I Class		0.1500% to 0.2100%	0.57%	0.59%
Y Class		0.0500% to 0.1100%	0.47%	0.49%
A Class		0.2500% to 0.3100%	0.67%	0.69%
C Class		0.2500% to 0.3100%	0.67%	0.69%
R Class		0.2500% to 0.3100%	0.67%	0.69%
R5 Class		0.0500% to 0.1100%	0.47%	0.49%
R6 Class		0.0000% to 0.0600%	0.42%	0.44%
*From April 1, 2025 through June 23, 2025, the fund calculated its fee based on a stepped fee schedule. Effective June 24, 2025, the fund’s management fee was reduced and changed from a stepped fee schedule to a flat fee schedule.

Prime Money Market Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2370% to 0.3500%		0.57%
A Class		0.2500% to 0.3100%	0.57%
C Class			0.57%

Short Duration Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.2625% to 0.3800%	0.2500% to 0.3100%	0.56%	—
I Class		0.1500% to 0.2100%	0.46%	—
A Class		0.2500% to 0.3100%	0.56%	—
C Class		0.2500% to 0.3100%	0.56%	—
R Class		0.2500% to 0.3100%	0.56%	—
R5 Class		0.0500% to 0.1100%	0.36%	—
R6 Class		0.0000% to 0.0600%	0.31%	—
G Class		0.0000% to 0.0600%	0.00%(1)	$1,723,707
(1)Effective annual management fee before waiver was 0.31%.

Short Duration Inflation Protection Bond Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.2625% to 0.3800%	0.2500% to 0.3100%	0.56%	—
I Class		0.1500% to 0.2100%	0.46%	—
Y Class		0.0500% to 0.1100%	0.36%	—
A Class		0.2500% to 0.3100%	0.56%	—
C Class		0.2500% to 0.3100%	0.56%	—
R Class		0.2500% to 0.3100%	0.56%	—
R5 Class		0.0500% to 0.1100%	0.36%	—
R6 Class		0.0000% to 0.0600%	0.31%	—
G Class		0.0000% to 0.0600%	0.00%(1)	$1,830,833
(1)Effective annual management fee before waiver was 0.31%.

U.S. Government Money Market Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.1170% to 0.2300%	0.2500% to 0.3100%	0.45%	—
A Class			0.45%	—
C Class			0.45%	—
G Class			0.00%(1)	$396,844
(1)Effective annual management fee before waiver was 0.45%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2026 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Core Plus Fund	American Century Asset Allocation Portfolios, Inc.	80%
Diversified Bond Fund	American Century Asset Allocation Portfolios, Inc.	44%
High Income Fund	American Century Asset Allocation Portfolios, Inc.	25%
Short Duration Fund	American Century Asset Allocation Portfolios, Inc.	50%
Short Duration Inflation Protection Bond Fund	American Century Asset Allocation Portfolios, Inc.	36%
U.S. Government Money Market Fund	American Century Investment Management, Inc. (ACIM)	8%
	American Century Investment Services, Inc. (ACIS)	16%
	American Century Asset Allocation Portfolios, Inc.	20%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended March 31, 2026 were as follows:

	Core Plus Fund	Diversified Bond Fund	High Income Fund	High-Yield Fund
Purchases of U.S. Treasury and Government Agency obligations	$401,017,877	$5,281,052,203	—	—
Purchases of other investment securities	$336,569,045	$2,818,548,752	$785,426,252	$95,177,085
Total Purchases	$737,586,922	$8,099,600,955	$785,426,252	$95,177,085

Sales of U.S. Treasury and Government Agency obligations	$456,984,479	$6,362,070,986	—	—
Sales of other investment securities	$326,309,271	$3,475,191,365	$869,520,084	$96,649,890
Total Sales	$783,293,750	$9,837,262,351	$869,520,084	$96,649,890

	Multisector Income Fund	Short Duration Fund	Short Duration Inflation Protection Bond Fund	Short Duration Strategic Income Fund
Purchases of U.S. Treasury and Government Agency obligations	$31,358,044	$1,163,742,254	$564,509,275	$361,827,480
Purchases of other investment securities	$138,387,272	$898,335,557	$283,033,176	$1,026,284,475
Total Purchases	$169,745,316	$2,062,077,811	$847,542,451	$1,388,111,955

Sales of U.S. Treasury and Government Agency obligations	$43,383,641	$1,123,308,604	$975,873,190	$395,039,214
Sales of other investment securities	$126,522,646	$1,161,359,739	$297,603,912	$808,585,562
Total Sales	$169,906,287	$2,284,668,343	$1,273,477,102	$1,203,624,776

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Core Plus Fund
Investor Class
Sold	1,268,688	$11,742,975	5,068,107	$46,939,731
Issued in reinvestment of distributions	1,981,133	18,313,980	2,002,234	18,382,288
Redeemed	(7,924,272)	(73,381,052)	(2,946,718)	(27,026,785)
	(4,674,451)	(43,324,097)	4,123,623	38,295,234
I Class
Sold	307,432	2,869,308	696,391	6,403,666
Issued in reinvestment of distributions	66,344	612,721	66,238	607,332
Redeemed	(619,880)	(5,705,434)	(795,605)	(7,269,229)
	(246,104)	(2,223,405)	(32,976)	(258,231)
A Class
Sold	193,472	1,789,988	144,060	1,327,176
Issued in reinvestment of distributions	53,280	492,448	58,865	540,411
Redeemed	(350,579)	(3,236,026)	(294,996)	(2,715,422)
	(103,827)	(953,590)	(92,071)	(847,835)
C Class
Sold	10,922	100,651	20,059	186,690
Issued in reinvestment of distributions	1,931	17,849	2,122	19,494
Redeemed	(13,503)	(124,754)	(18,220)	(168,448)
	(650)	(6,254)	3,961	37,736
R Class
Sold	95,473	881,447	33,946	311,035
Issued in reinvestment of distributions	5,153	47,669	4,225	38,811
Redeemed	(67,334)	(624,814)	(25,263)	(232,879)
	33,292	304,302	12,908	116,967
R5 Class
Sold	94,710	867,720	110,942	1,014,764
Issued in reinvestment of distributions	12,261	113,048	14,953	137,265
Redeemed	(256,743)	(2,358,903)	(72,802)	(667,385)
	(149,772)	(1,378,135)	53,093	484,644
G Class
Issued in reinvestment of distributions	29	266	28	259
Net increase (decrease)	(5,141,483)	$(47,580,913)	4,068,566	$37,828,774

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Diversified Bond Fund
Investor Class
Sold	5,285,142	$48,807,517	6,300,099	$57,945,651
Issued in reinvestment of distributions	2,515,449	23,209,150	2,712,095	24,837,004
Redeemed	(16,711,528)	(153,379,706)	(12,158,694)	(111,387,732)
	(8,910,937)	(81,363,039)	(3,146,500)	(28,605,077)
I Class
Sold	22,807,213	209,712,280	27,448,003	252,155,518
Issued in reinvestment of distributions	3,093,897	28,560,826	3,469,568	31,797,360
Redeemed	(29,748,927)	(274,117,060)	(34,740,962)	(317,915,538)
	(3,847,817)	(35,843,954)	(3,823,391)	(33,962,660)
Y Class
Sold	5,471,313	50,323,869	9,019,579	82,496,000
Issued in reinvestment of distributions	1,148,196	10,604,180	1,048,304	9,611,007
Redeemed	(4,310,415)	(39,717,323)	(4,978,168)	(45,681,572)
	2,309,094	21,210,726	5,089,715	46,425,435
A Class
Sold	559,335	5,149,173	928,499	8,573,333
Issued in reinvestment of distributions	181,392	1,673,591	245,372	2,248,674
Redeemed	(1,105,672)	(10,139,258)	(3,586,793)	(33,176,949)
	(364,945)	(3,316,494)	(2,412,922)	(22,354,942)
C Class
Sold	59,830	553,977	96,140	885,774
Issued in reinvestment of distributions	13,626	125,587	23,167	211,964
Redeemed	(186,503)	(1,714,526)	(500,889)	(4,654,713)
	(113,047)	(1,034,962)	(381,582)	(3,556,975)
R Class
Sold	150,519	1,383,239	130,433	1,189,959
Issued in reinvestment of distributions	17,524	161,670	17,373	159,143
Redeemed	(147,781)	(1,363,702)	(162,344)	(1,491,551)
	20,262	181,207	(14,538)	(142,449)
R5 Class
Issued in reinvestment of distributions	29	265	28	253
R6 Class
Sold	4,002,867	36,861,258	4,585,094	42,030,307
Issued in reinvestment of distributions	571,262	5,274,813	645,285	5,906,620
Redeemed	(5,552,230)	(51,154,000)	(9,072,007)	(83,042,194)
	(978,101)	(9,017,929)	(3,841,628)	(35,105,267)
G Class
Sold	40,661,661	372,083,795	49,965,015	458,962,655
Issued in reinvestment of distributions	18,170,814	167,684,781	23,488,647	215,288,134
Redeemed	(206,641,248)	(1,916,473,346)	(152,384,856)	(1,395,091,947)
	(147,808,773)	(1,376,704,770)	(78,931,194)	(720,841,158)
Net increase (decrease)	(159,694,235)	$(1,485,888,950)	(87,462,012)	$(798,142,840)

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
High Income Fund
Investor Class
Sold	12,486,971	$109,040,965	16,820,376	$145,387,247
Issued in reinvestment of distributions	1,426,922	12,453,301	1,061,940	9,172,966
Redeemed	(9,936,272)	(86,469,750)	(12,036,577)	(104,063,632)
	3,977,621	35,024,516	5,845,739	50,496,581
I Class
Sold	6,151,911	53,740,321	17,996,607	155,421,055
Issued in reinvestment of distributions	1,118,684	9,758,176	3,535,693	30,537,879
Redeemed	(10,215,892)	(88,598,713)	(57,377,488)	(496,253,070)
	(2,945,297)	(25,100,216)	(35,845,188)	(310,294,136)
Y Class
Sold	11,240,709	97,813,798	11,128,867	95,740,435
Issued in reinvestment of distributions	1,778,611	15,516,456	1,607,037	13,855,599
Redeemed	(4,577,248)	(39,964,942)	(16,284,552)	(140,570,660)
	8,442,072	73,365,312	(3,548,648)	(30,974,626)
A Class
Sold	226,959	1,982,499	202,031	1,746,453
Issued in reinvestment of distributions	41,408	361,499	35,336	305,233
Redeemed	(151,890)	(1,332,877)	(108,641)	(938,019)
	116,477	1,011,121	128,726	1,113,667
R5 Class
Sold	12,608	110,067	5,748	49,913
Issued in reinvestment of distributions	1,727	15,079	1,445	12,470
Redeemed	(7,576)	(65,738)	(10,657)	(92,424)
	6,759	59,408	(3,464)	(30,041)
R6 Class
Sold	14,809,834	128,991,974	19,213,217	166,001,013
Issued in reinvestment of distributions	2,887,259	25,173,686	1,893,139	16,358,976
Redeemed	(8,833,530)	(77,003,728)	(4,413,411)	(38,038,623)
	8,863,563	77,161,932	16,692,945	144,321,366
G Class
Sold	8,966,570	78,135,022	10,162,399	88,310,355
Issued in reinvestment of distributions	7,242,237	63,145,336	8,559,487	73,877,258
Redeemed	(43,752,468)	(383,732,521)	(33,321,718)	(288,061,176)
	(27,543,661)	(242,452,163)	(14,599,832)	(125,873,563)
Net increase (decrease)	(9,082,466)	$(80,930,090)	(31,329,722)	$(271,240,752)

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
High-Yield Fund
Investor Class
Sold	2,440,055	$12,587,051	2,689,804	$13,669,273
Issued in reinvestment of distributions	740,579	3,818,211	699,789	3,553,466
Redeemed	(3,326,700)	(17,052,061)	(3,590,820)	(18,219,988)
	(146,066)	(646,799)	(201,227)	(997,249)
I Class
Sold	93,767	487,454	190,736	968,952
Issued in reinvestment of distributions	31,194	161,342	83,485	424,659
Redeemed	(178,550)	(922,538)	(1,623,097)	(8,270,039)
	(53,589)	(273,742)	(1,348,876)	(6,876,428)
Y Class
Issued in reinvestment of distributions	334	1,724	361	1,836
Redeemed	(463)	(2,365)	(8,445)	(41,998)
	(129)	(641)	(8,084)	(40,162)
A Class
Sold	298,766	1,538,351	243,518	1,233,435
Issued in reinvestment of distributions	88,733	458,079	82,504	419,275
Redeemed	(280,428)	(1,439,021)	(439,141)	(2,224,829)
	107,071	557,409	(113,119)	(572,119)
C Class
Sold	38,495	198,732	92,730	468,497
Issued in reinvestment of distributions	6,849	35,321	5,883	29,938
Redeemed	(40,262)	(204,772)	(25,862)	(131,992)
	5,082	29,281	72,751	366,443
R Class
Sold	93,853	483,033	91,193	461,868
Issued in reinvestment of distributions	15,802	81,522	14,560	73,974
Redeemed	(103,186)	(532,070)	(96,842)	(493,522)
	6,469	32,485	8,911	42,320
R5 Class
Sold	155	800	887	4,500
Issued in reinvestment of distributions	722	3,726	752	3,821
Redeemed	(51)	(263)	(4,909)	(24,806)
	826	4,263	(3,270)	(16,485)
R6 Class
Sold	9,255	47,377	13,230	67,365
Issued in reinvestment of distributions	2,501	12,860	3,912	19,797
Redeemed	(30,012)	(153,925)	(76,415)	(384,628)
	(18,256)	(93,688)	(59,273)	(297,466)
Net increase (decrease)	(98,592)	$(391,432)	(1,652,187)	$(8,391,146)

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Multisector Income Fund
Investor Class
Sold	1,810,559	$16,281,960	2,932,599	$26,301,152
Issued in reinvestment of distributions	301,952	2,720,880	299,152	2,666,174
Redeemed	(1,997,896)	(18,001,632)	(2,692,754)	(24,039,418)
	114,615	1,001,208	538,997	4,927,908
I Class
Sold	455,481	4,106,020	1,207,734	10,844,307
Issued in reinvestment of distributions	142,928	1,287,803	228,700	2,036,131
Redeemed	(1,623,597)	(14,475,629)	(3,352,257)	(29,967,373)
	(1,025,188)	(9,081,806)	(1,915,823)	(17,086,935)
Y Class
Issued in reinvestment of distributions	42	376	43	383
A Class
Sold	330,847	2,982,016	284,973	2,541,913
Issued in reinvestment of distributions	27,108	244,369	25,791	229,945
Redeemed	(83,133)	(745,151)	(144,165)	(1,287,697)
	274,822	2,481,234	166,599	1,484,161
C Class
Sold	2,641	23,794	13,958	126,104
Issued in reinvestment of distributions	2,073	18,654	2,762	24,592
Redeemed	(24,890)	(223,823)	(19,843)	(175,581)
	(20,176)	(181,375)	(3,123)	(24,885)
R Class
Sold	44,863	404,479	53,338	477,487
Issued in reinvestment of distributions	4,160	37,444	5,342	47,665
Redeemed	(91,657)	(823,308)	(16,889)	(150,656)
	(42,634)	(381,385)	41,791	374,496
R5 Class
Sold	89,629	806,925	50,692	449,927
Issued in reinvestment of distributions	5,673	51,135	5,498	49,012
Redeemed	(60,419)	(541,673)	(11,926)	(107,341)
	34,883	316,387	44,264	391,598
R6 Class
Sold	1,485,138	13,386,175	1,220,120	10,893,175
Issued in reinvestment of distributions	139,343	1,255,842	107,786	960,895
Redeemed	(1,058,732)	(9,524,721)	(624,976)	(5,578,146)
	565,749	5,117,296	702,930	6,275,924
Net increase (decrease)	(97,887)	$(728,065)	(424,322)	$(3,657,350)

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Prime Money Market Fund
Investor Class
Sold	1,298,558,074	$1,298,558,074	1,220,264,858	$1,220,264,858
Issued in reinvestment of distributions	89,682,799	89,682,799	99,264,300	99,264,300
Redeemed	(1,231,939,026)	(1,231,939,026)	(1,031,082,077)	(1,031,082,077)
	156,301,847	156,301,847	288,447,081	288,447,081
A Class
Sold	19,366,029	19,366,029	15,852,267	15,852,267
Issued in reinvestment of distributions	1,063,114	1,063,114	1,219,054	1,219,054
Redeemed	(20,530,136)	(20,530,136)	(11,026,072)	(11,026,072)
	(100,993)	(100,993)	6,045,249	6,045,249
C Class
Sold	82,571	82,571	572,567	572,567
Issued in reinvestment of distributions	32,786	32,786	44,038	44,038
Redeemed	(637,255)	(637,255)	(473,149)	(473,149)
	(521,898)	(521,898)	143,456	143,456
Net increase (decrease)	155,678,956	$155,678,956	294,635,786	$294,635,786

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Short Duration Fund
Investor Class
Sold	2,308,630	$22,746,716	2,393,358	$23,425,108
Issued in reinvestment of distributions	1,278,483	12,599,804	1,577,864	15,435,473
Redeemed	(4,794,045)	(47,236,438)	(11,784,235)	(115,433,577)
	(1,206,932)	(11,889,918)	(7,813,013)	(76,572,996)
I Class
Sold	5,592,138	55,083,045	5,042,531	49,346,094
Issued in reinvestment of distributions	662,159	6,525,926	673,004	6,582,833
Redeemed	(6,038,378)	(59,444,683)	(8,230,397)	(80,286,375)
	215,919	2,164,288	(2,514,862)	(24,357,448)
A Class
Sold	308,590	3,039,423	324,456	3,172,057
Issued in reinvestment of distributions	48,816	480,870	63,621	622,080
Redeemed	(570,981)	(5,616,895)	(795,750)	(7,805,687)
	(213,575)	(2,096,602)	(407,673)	(4,011,550)
C Class
Sold	36,792	362,390	177,493	1,735,001
Issued in reinvestment of distributions	7,008	69,083	7,209	70,599
Redeemed	(48,389)	(476,111)	(101,398)	(990,931)
	(4,589)	(44,638)	83,304	814,669
R Class
Sold	22,259	219,139	38,917	381,361
Issued in reinvestment of distributions	2,729	26,912	2,711	26,547
Redeemed	(24,589)	(242,560)	(48,631)	(474,546)
	399	3,491	(7,003)	(66,638)
R5 Class
Sold	186,041	1,832,966	270,608	2,649,119
Issued in reinvestment of distributions	50,459	497,245	54,158	529,605
Redeemed	(287,538)	(2,831,711)	(415,014)	(4,065,531)
	(51,038)	(501,500)	(90,248)	(886,807)
R6 Class
Sold	1,867,838	18,372,285	1,875,664	18,417,300
Issued in reinvestment of distributions	354,273	3,487,974	367,048	3,587,567
Redeemed	(1,445,945)	(14,226,810)	(2,357,628)	(23,088,801)
	776,166	7,633,449	(114,916)	(1,083,934)
G Class
Sold	4,496,900	44,240,329	3,249,077	31,814,266
Issued in reinvestment of distributions	2,846,362	28,026,370	3,625,575	35,436,155
Redeemed	(20,736,703)	(204,456,166)	(19,319,050)	(188,764,713)
	(13,393,441)	(132,189,467)	(12,444,398)	(121,514,292)
Net increase (decrease)	(13,877,091)	$(136,920,897)	(23,308,809)	$(227,678,996)

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Short Duration Inflation Protection Bond Fund
Investor Class
Sold	4,349,242	$45,783,254	2,896,019	$29,689,842
Issued in reinvestment of distributions	851,726	8,857,618	539,776	5,505,446
Redeemed	(8,204,036)	(86,456,035)	(17,117,409)	(177,083,582)
	(3,003,068)	(31,815,163)	(13,681,614)	(141,888,294)
I Class
Sold	10,838,683	115,344,705	8,118,588	84,299,892
Issued in reinvestment of distributions	1,497,860	15,726,247	923,285	9,499,850
Redeemed	(30,687,157)	(325,280,551)	(21,406,843)	(221,866,721)
	(18,350,614)	(194,209,599)	(12,364,970)	(128,066,979)
Y Class
Sold	1,172,202	12,520,846	342,228	3,549,881
Issued in reinvestment of distributions	89,554	939,506	38,062	391,979
Redeemed	(345,521)	(3,669,093)	(380,379)	(3,956,066)
	916,235	9,791,259	(89)	(14,206)
A Class
Sold	734,189	7,673,051	915,634	9,284,030
Issued in reinvestment of distributions	67,107	689,626	38,703	390,127
Redeemed	(789,484)	(8,213,386)	(3,075,392)	(31,131,389)
	11,812	149,291	(2,121,055)	(21,457,232)
C Class
Sold	20,627	206,125	13,881	135,905
Issued in reinvestment of distributions	5,044	49,560	4,069	39,312
Redeemed	(93,420)	(930,348)	(181,206)	(1,754,301)
	(67,749)	(674,663)	(163,256)	(1,579,084)
R Class
Sold	519,442	5,520,499	412,851	4,310,391
Issued in reinvestment of distributions	48,346	508,359	30,198	311,339
Redeemed	(607,743)	(6,440,393)	(705,225)	(7,308,279)
	(39,955)	(411,535)	(262,176)	(2,686,549)
R5 Class
Sold	1,451,110	15,452,003	1,077,881	11,196,278
Issued in reinvestment of distributions	405,916	4,257,726	247,749	2,549,062
Redeemed	(1,814,949)	(19,294,903)	(2,275,158)	(23,741,850)
	42,077	414,826	(949,528)	(9,996,510)
R6 Class
Sold	4,465,976	47,649,921	2,495,827	25,977,332
Issued in reinvestment of distributions	259,414	2,719,976	101,427	1,043,529
Redeemed	(2,967,212)	(31,499,816)	(1,632,162)	(16,942,465)
	1,758,178	18,870,081	965,092	10,078,396
G Class
Sold	8,712,890	93,169,328	6,532,841	68,522,617
Issued in reinvestment of distributions	2,448,531	25,718,935	1,903,182	19,598,750
Redeemed	(22,903,371)	(244,889,986)	(18,926,937)	(196,564,905)
	(11,741,950)	(126,001,723)	(10,490,914)	(108,443,538)
Net increase (decrease)	(30,475,034)	$(323,887,226)	(39,068,510)	$(404,053,996)

	Year ended March 31, 2026		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Short Duration Strategic Income Fund
Investor Class
Sold	7,384,217	$66,764,868	5,914,775	$53,018,815
Issued in reinvestment of distributions	805,964	7,287,432	854,672	7,659,550
Redeemed	(5,591,651)	(50,474,300)	(7,298,228)	(65,495,331)
	2,598,530	23,578,000	(528,781)	(4,816,966)
I Class
Sold	36,404,140	328,276,072	23,843,170	213,693,338
Issued in reinvestment of distributions	3,194,739	28,870,770	2,631,091	23,576,225
Redeemed	(22,950,199)	(207,208,980)	(16,380,716)	(146,586,322)
	16,648,680	149,937,862	10,093,545	90,683,241
Y Class
Sold	62,713	565,258	33,942	305,466
Issued in reinvestment of distributions	5,533	50,024	3,510	31,464
Redeemed	(40,391)	(365,913)	(15,356)	(137,064)
	27,855	249,369	22,096	199,866
A Class
Sold	961,287	8,692,463	490,408	4,409,389
Issued in reinvestment of distributions	96,277	870,366	98,893	885,654
Redeemed	(518,146)	(4,682,289)	(1,143,111)	(10,254,624)
	539,418	4,880,540	(553,810)	(4,959,581)
C Class
Sold	90,516	816,386	100,003	896,514
Issued in reinvestment of distributions	12,944	117,011	11,145	99,894
Redeemed	(61,008)	(550,701)	(66,379)	(592,401)
	42,452	382,696	44,769	404,007
R Class
Sold	30,890	278,957	65,671	588,957
Issued in reinvestment of distributions	3,434	31,061	4,766	42,730
Redeemed	(49,180)	(445,249)	(87,017)	(784,153)
	(14,856)	(135,231)	(16,580)	(152,466)
R5 Class
Sold	2,233	20,218	3,407	30,529
Issued in reinvestment of distributions	1,183	10,692	1,172	10,498
Redeemed	(1,150)	(10,398)	(7,699)	(68,788)
	2,266	20,512	(3,120)	(27,761)
R6 Class
Sold	1,418,893	12,788,451	950,522	8,504,077
Issued in reinvestment of distributions	95,079	859,902	81,637	732,346
Redeemed	(958,934)	(8,651,955)	(659,594)	(5,913,602)
	555,038	4,996,398	372,565	3,322,821
Net increase (decrease)	20,399,383	$183,910,146	9,430,684	$84,653,161

	Year ended March 31, 2026(1)		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
U.S. Government Money Market Fund
Investor Class
Sold	1,753,704,671	$1,753,704,671	1,568,400,359	$1,568,400,359
Issued in reinvestment of distributions	29,278,828	29,278,828	33,738,824	33,738,824
Redeemed	(1,651,121,947)	(1,651,121,947)	(1,537,611,516)	(1,537,611,516)
	131,861,552	131,861,552	64,527,667	64,527,667
A Class
Sold	32,315,673	32,315,673	41,262,998	41,262,998
Issued in reinvestment of distributions	2,371,018	2,371,018	2,881,291	2,881,291
Redeemed	(45,616,505)	(45,616,505)	(33,995,791)	(33,995,791)
	(10,929,814)	(10,929,814)	10,148,498	10,148,498
C Class
Sold	16,916	16,916	35,090	35,090
Issued in reinvestment of distributions	6,583	6,583	10,613	10,613
Redeemed	(46,487)	(46,487)	(86,234)	(86,234)
	(22,988)	(22,988)	(40,531)	(40,531)
G Class			N/A
Sold	291,230,934	291,230,934
Issued in reinvestment of distributions	3,379,181	3,379,181
Redeemed	(29,551,660)	(29,551,660)
	265,058,455	265,058,455
Net increase (decrease)	385,967,205	$385,967,205	74,635,634	$74,635,634
(1)November 12, 2025 (commencement of sale) through March 31, 2026 for the G Class.

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Credit Risk — The funds may be subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The average notional exposure to credit risk derivative instruments held during the period was as follows:

Core Plus Fund	$9,563,714
Diversified Bond Fund	$75,955,857
Multisector Income Fund	$4,158,000
Short Duration Fund	$12,555,333
Short Duration Inflation Protection Bond Fund	$18,319,286
Short Duration Strategic Income Fund	$23,718,000

Foreign Currency Risk — The funds may be subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Core Plus Fund	$3,762,829
Diversified Bond Fund	$25,814,252
Multisector Income Fund	$141,964
Short Duration Inflation Protection Bond Fund	$45,003,643
Short Duration Strategic Income Fund	$1,975,122

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Core Plus Fund	$66,898,470	$11,248,011
Diversified Bond Fund	$581,359,349	$144,291,125
High-Yield Fund	$2,757,691	—
Multisector Income Fund	$32,277,930	$1,697,129
Short Duration Fund	$70,435,211	$17,820,009
Short Duration Inflation Protection Bond Fund	$91,179,162	$31,248,047
Short Duration Strategic Income Fund	$86,812,386	$25,166,771

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

Core Plus Fund	$2,910,905
Multisector Income Fund	$1,358,422

Other Contracts — The funds may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The average notional exposure held during the period was as follows:

Short Duration Inflation Protection Bond Fund	$347,766,667

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2026 and March 31, 2025 were as follows:
	2026		2025
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Core Plus Fund	$19,760,915	—	$19,884,179	—
Diversified Bond Fund	$239,117,306	—	$291,680,375	—
High Income Fund	$134,613,707	—	$152,255,098	—
High-Yield Fund	$5,261,529	—	$5,187,976	—
Multisector Income Fund	$5,902,693	—	$6,218,955	—
Prime Money Market Fund	$92,308,660	—	$102,054,679	—
Short Duration Fund	$52,481,366	—	$63,270,844	—
Short Duration Inflation Protection Bond Fund	$61,273,820	—	$40,714,905	—
Short Duration Strategic Income Fund	$38,230,223	—	$33,150,730	—
U.S. Government Money Market Fund	$35,170,573	—	$36,803,905	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Core Plus Fund	Diversified Bond Fund	High Income Fund	High-Yield Fund	Multisector Income Fund
Federal tax cost of investments	$393,513,386	$4,055,197,364	$1,859,822,746	$92,262,881	$105,516,101
Gross tax appreciation of investments	$2,975,536	$26,005,415	$33,719,648	$860,947	$695,971
Gross tax depreciation of investments	(6,750,511)	(72,467,058)	(77,025,020)	(1,718,012)	(1,573,990)
Net tax appreciation (depreciation) of investments	(3,774,975)	(46,461,643)	(43,305,372)	(857,065)	(878,019)
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(131,061)	(87,297)	—	—	(57,030)
Net tax appreciation (depreciation)	$(3,906,036)	$(46,548,940)	$(43,305,372)	$(857,065)	$(935,049)
Other book-to-tax adjustments	$(13,485)	$(630,367)	$(9,888)	$(3,294)	$(12,040)
Undistributed ordinary income	$577,104	$2,418,825	$430,476	—	—
Accumulated short-term capital losses	$(36,174,504)	$(469,358,765)	$(5,352,550)	$(5,572,761)	$(4,429,012)
Accumulated long-term capital losses	$(55,573,180)	$(554,295,216)	$(137,671,820)	$(43,251,243)	$(4,178,525)

	Prime Money Market Fund	Short Duration Fund	Short Duration Inflation Protection Bond Fund	Short Duration Strategic Income Fund	U.S. Government Money Market Fund
Federal tax cost of investments	$2,605,133,143	$1,003,353,719	$1,165,687,451	$886,981,662	$1,115,274,063
Gross tax appreciation of investments	—	$3,616,894	$12,330,136	$3,329,233	—
Gross tax depreciation of investments	—	(10,561,570)	(4,789,655)	(9,555,032)	—
Net tax appreciation (depreciation) of investments	—	(6,944,676)	7,540,481	(6,225,799)	—
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	—	11	2,566,536	(237)	—
Net tax appreciation (depreciation)		$(6,944,665)	$10,107,017	$(6,226,036)
Other book-to-tax adjustments	—	$(14,676)	—	$(71,066)	$(150)
Undistributed ordinary income	$951	$280,887	$9,652,472	—	—
Accumulated short-term capital losses	$(71,606)	$(37,744,685)	$(31,088,400)	$(25,219,198)	$(123,609)
Accumulated long-term capital losses	$(2,054)	$(58,049,996)	$(35,933,759)	$(32,161,288)	$(5,613)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on foreign currency exchange contracts and futures contracts. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Core Plus Fund
Investor Class
2026	$9.18	0.43	—(3)	0.43	(0.44)	—	(0.44)	$9.17	4.70%	0.55%	0.55%	4.66%	4.66%	171%	$359,022
2025	$9.17	0.44	0.02	0.46	(0.45)	—	(0.45)	$9.18	5.12%	0.55%	0.55%	4.82%	4.82%	132%	$402,435
2024	$9.45	0.40	(0.28)	0.12	(0.40)	—	(0.40)	$9.17	1.37%	0.55%	0.55%	4.38%	4.38%	150%	$364,079
2023	$10.44	0.32	(0.99)	(0.67)	(0.32)	—	(0.32)	$9.45	(6.42)%	0.55%	0.55%	3.37%	3.37%	174%	$369,558
2022	$11.18	0.25	(0.62)	(0.37)	(0.27)	(0.10)	(0.37)	$10.44	(3.55)%	0.54%	0.54%	2.20%	2.20%	238%	$448,004
I Class
2026	$9.18	0.44	(0.01)	0.43	(0.44)	—	(0.44)	$9.17	4.80%	0.45%	0.45%	4.76%	4.76%	171%	$12,714
2025	$9.17	0.45	0.02	0.47	(0.46)	—	(0.46)	$9.18	5.23%	0.45%	0.45%	4.92%	4.92%	132%	$14,991
2024	$9.45	0.41	(0.28)	0.13	(0.41)	—	(0.41)	$9.17	1.47%	0.45%	0.45%	4.48%	4.48%	150%	$15,273
2023	$10.44	0.33	(0.99)	(0.66)	(0.33)	—	(0.33)	$9.45	(6.33)%	0.45%	0.45%	3.47%	3.47%	174%	$22,492
2022	$11.18	0.26	(0.62)	(0.36)	(0.28)	(0.10)	(0.38)	$10.44	(3.45)%	0.44%	0.44%	2.30%	2.30%	238%	$35,057
A Class
2026	$9.18	0.41	(0.01)	0.40	(0.41)	—	(0.41)	$9.17	4.44%	0.80%	0.80%	4.41%	4.41%	171%	$10,671
2025	$9.17	0.42	0.02	0.44	(0.43)	—	(0.43)	$9.18	4.86%	0.80%	0.80%	4.57%	4.57%	132%	$11,638
2024	$9.45	0.38	(0.28)	0.10	(0.38)	—	(0.38)	$9.17	1.11%	0.80%	0.80%	4.13%	4.13%	150%	$12,467
2023	$10.44	0.30	(1.00)	(0.70)	(0.29)	—	(0.29)	$9.45	(6.66)%	0.80%	0.80%	3.12%	3.12%	174%	$12,591
2022	$11.18	0.22	(0.62)	(0.40)	(0.24)	(0.10)	(0.34)	$10.44	(3.79)%	0.79%	0.79%	1.95%	1.95%	238%	$15,294
C Class
2026	$9.18	0.34	(0.01)	0.33	(0.34)	—	(0.34)	$9.17	3.66%	1.55%	1.55%	3.66%	3.66%	171%	$458
2025	$9.17	0.35	0.02	0.37	(0.36)	—	(0.36)	$9.18	4.08%	1.55%	1.55%	3.82%	3.82%	132%	$465
2024	$9.45	0.31	(0.28)	0.03	(0.31)	—	(0.31)	$9.17	0.36%	1.55%	1.55%	3.38%	3.38%	150%	$428
2023	$10.44	0.22	(0.99)	(0.77)	(0.22)	—	(0.22)	$9.45	(7.36)%	1.55%	1.55%	2.37%	2.37%	174%	$638
2022	$11.18	0.13	(0.62)	(0.49)	(0.15)	(0.10)	(0.25)	$10.44	(4.51)%	1.54%	1.54%	1.20%	1.20%	238%	$1,154
R Class
2026	$9.19	0.38	(0.01)	0.37	(0.39)	—	(0.39)	$9.17	4.06%	1.05%	1.05%	4.16%	4.16%	171%	$1,246
2025	$9.17	0.40	0.02	0.42	(0.40)	—	(0.40)	$9.19	4.72%	1.05%	1.05%	4.32%	4.32%	132%	$942
2024	$9.45	0.35	(0.28)	0.07	(0.35)	—	(0.35)	$9.17	0.86%	1.05%	1.05%	3.88%	3.88%	150%	$822
2023	$10.44	0.28	(1.00)	(0.72)	(0.27)	—	(0.27)	$9.45	(6.89)%	1.05%	1.05%	2.87%	2.87%	174%	$881
2022	$11.18	0.19	(0.62)	(0.43)	(0.21)	(0.10)	(0.31)	$10.44	(4.03)%	1.04%	1.04%	1.70%	1.70%	238%	$825

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Core Plus Fund
R5 Class
2026	$9.18	0.45	(0.01)	0.44	(0.45)	—	(0.45)	$9.17	4.90%	0.35%	0.35%	4.86%	4.86%	171%	$1,706
2025	$9.17	0.46	0.02	0.48	(0.47)	—	(0.47)	$9.18	5.33%	0.35%	0.35%	5.02%	5.02%	132%	$3,083
2024	$9.45	0.42	(0.28)	0.14	(0.42)	—	(0.42)	$9.17	1.57%	0.35%	0.35%	4.58%	4.58%	150%	$2,593
2023	$10.43	0.34	(0.98)	(0.64)	(0.34)	—	(0.34)	$9.45	(6.15)%	0.35%	0.35%	3.57%	3.57%	174%	$8,916
2022	$11.17	0.27	(0.62)	(0.35)	(0.29)	(0.10)	(0.39)	$10.43	(3.36)%	0.34%	0.34%	2.40%	2.40%	238%	$10,737
G Class
2026	$9.18	0.48	—(3)	0.48	(0.49)	—	(0.49)	$9.17	5.28%	0.01%	0.35%	5.20%	4.86%	171%	$5
2025	$9.16	0.49	0.03	0.52	(0.50)	—	(0.50)	$9.18	5.83%	0.01%	0.35%	5.36%	5.02%	132%	$5
2024	$9.44	0.45	(0.28)	0.17	(0.45)	—	(0.45)	$9.16	1.92%	0.01%	0.35%	4.92%	4.58%	150%	$5
2023	$10.43	0.34	(0.96)	(0.62)	(0.37)	—	(0.37)	$9.44	(5.92)%	0.01%	0.35%	3.91%	3.57%	174%	$5
2022	$11.17	0.30	(0.62)	(0.32)	(0.32)	(0.10)	(0.42)	$10.43	(3.04)%	0.01%	0.34%	2.73%	2.40%	238%	$504

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Diversified Bond Fund
Investor Class
2026	$9.17	0.40	—(3)	0.40	(0.41)	—	(0.41)	$9.16	4.37%	0.60%	0.60%	4.30%	4.30%	161%	$466,042
2025	$9.16	0.40	0.02	0.42	(0.41)	—	(0.41)	$9.17	4.66%	0.60%	0.60%	4.38%	4.38%	154%	$548,406
2024	$9.43	0.37	(0.27)	0.10	(0.37)	—	(0.37)	$9.16	1.15%	0.60%	0.60%	4.05%	4.05%	154%	$576,362
2023	$10.28	0.28	(0.85)	(0.57)	(0.28)	—	(0.28)	$9.43	(5.56)%	0.60%	0.60%	3.03%	3.03%	170%	$590,248
2022	$10.96	0.15	(0.55)	(0.40)	(0.17)	(0.11)	(0.28)	$10.28	(3.81)%	0.59%	0.59%	1.41%	1.41%	238%	$755,003
I Class
2026	$9.18	0.41	—(3)	0.41	(0.42)	—	(0.42)	$9.17	4.58%	0.40%	0.40%	4.50%	4.50%	161%	$640,206
2025	$9.16	0.42	0.03	0.45	(0.43)	—	(0.43)	$9.18	4.98%	0.40%	0.40%	4.58%	4.58%	154%	$676,380
2024	$9.43	0.39	(0.27)	0.12	(0.39)	—	(0.39)	$9.16	1.35%	0.40%	0.40%	4.25%	4.25%	154%	$710,342
2023	$10.28	0.30	(0.86)	(0.56)	(0.29)	—	(0.29)	$9.43	(5.37)%	0.40%	0.40%	3.23%	3.23%	170%	$689,974
2022	$10.96	0.18	(0.56)	(0.38)	(0.19)	(0.11)	(0.30)	$10.28	(3.62)%	0.39%	0.39%	1.61%	1.61%	238%	$751,444
Y Class
2026	$9.18	0.42	—(3)	0.42	(0.43)	—	(0.43)	$9.17	4.61%	0.37%	0.37%	4.53%	4.53%	161%	$237,369
2025	$9.17	0.42	0.02	0.44	(0.43)	—	(0.43)	$9.18	4.90%	0.37%	0.37%	4.61%	4.61%	154%	$216,494
2024	$9.44	0.39	(0.27)	0.12	(0.39)	—	(0.39)	$9.17	1.38%	0.37%	0.37%	4.28%	4.28%	154%	$169,502
2023	$10.29	0.30	(0.85)	(0.55)	(0.30)	—	(0.30)	$9.44	(5.33)%	0.37%	0.37%	3.26%	3.26%	170%	$119,167
2022	$10.96	0.18	(0.54)	(0.36)	(0.20)	(0.11)	(0.31)	$10.29	(3.50)%	0.36%	0.36%	1.64%	1.64%	238%	$141,842
A Class
2026	$9.17	0.37	—(3)	0.37	(0.38)	—	(0.38)	$9.16	4.11%	0.85%	0.85%	4.05%	4.05%	161%	$42,618
2025	$9.16	0.38	0.01	0.39	(0.38)	—	(0.38)	$9.17	4.40%	0.85%	0.85%	4.13%	4.13%	154%	$46,026
2024	$9.43	0.35	(0.27)	0.08	(0.35)	—	(0.35)	$9.16	0.90%	0.85%	0.85%	3.80%	3.80%	154%	$68,066
2023	$10.28	0.25	(0.85)	(0.60)	(0.25)	—	(0.25)	$9.43	(5.79)%	0.85%	0.85%	2.78%	2.78%	170%	$74,013
2022	$10.96	0.13	(0.56)	(0.43)	(0.14)	(0.11)	(0.25)	$10.28	(4.05)%	0.84%	0.84%	1.16%	1.16%	238%	$89,094
C Class
2026	$9.17	0.30	(0.01)	0.29	(0.31)	—	(0.31)	$9.15	3.23%	1.60%	1.60%	3.30%	3.30%	161%	$3,327
2025	$9.15	0.31	0.03	0.34	(0.32)	—	(0.32)	$9.17	3.73%	1.60%	1.60%	3.38%	3.38%	154%	$4,368
2024	$9.42	0.28	(0.27)	0.01	(0.28)	—	(0.28)	$9.15	0.14%	1.60%	1.60%	3.05%	3.05%	154%	$7,853
2023	$10.27	0.18	(0.85)	(0.67)	(0.18)	—	(0.18)	$9.42	(6.51)%	1.60%	1.60%	2.03%	2.03%	170%	$7,638
2022	$10.95	0.04	(0.55)	(0.51)	(0.06)	(0.11)	(0.17)	$10.27	(4.78)%	1.59%	1.59%	0.41%	0.41%	238%	$7,795

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Diversified Bond Fund
R Class
2026	$9.17	0.35	—(3)	0.35	(0.36)	—	(0.36)	$9.16	3.85%	1.10%	1.10%	3.80%	3.80%	161%	$4,217
2025	$9.16	0.36	0.01	0.37	(0.36)	—	(0.36)	$9.17	4.14%	1.10%	1.10%	3.88%	3.88%	154%	$4,037
2024	$9.43	0.32	(0.27)	0.05	(0.32)	—	(0.32)	$9.16	0.64%	1.10%	1.10%	3.55%	3.55%	154%	$4,163
2023	$10.28	0.23	(0.85)	(0.62)	(0.23)	—	(0.23)	$9.43	(6.03)%	1.10%	1.10%	2.53%	2.53%	170%	$4,796
2022	$10.95	0.10	(0.54)	(0.44)	(0.12)	(0.11)	(0.23)	$10.28	(4.29)%	1.09%	1.09%	0.91%	0.91%	238%	$5,334
R5 Class
2026	$9.18	0.42	—(3)	0.42	(0.43)	—	(0.43)	$9.17	4.60%	0.40%	0.40%	4.50%	4.50%	161%	$6
2025	$9.17	0.42	0.02	0.44	(0.43)	—	(0.43)	$9.18	4.86%	0.40%	0.40%	4.58%	4.58%	154%	$6
2024	$9.43	0.39	(0.26)	0.13	(0.39)	—	(0.39)	$9.17	1.45%	0.40%	0.40%	4.25%	4.25%	154%	$5
2023	$10.28	0.30	(0.86)	(0.56)	(0.29)	—	(0.29)	$9.43	(5.40)%	0.40%	0.40%	3.23%	3.23%	170%	$5
2022	$10.96	0.19	(0.57)	(0.38)	(0.19)	(0.11)	(0.30)	$10.28	(3.61)%	0.39%	0.39%	1.61%	1.61%	238%	$6
R6 Class
2026	$9.18	0.42	—(3)	0.42	(0.43)	—	(0.43)	$9.17	4.63%	0.35%	0.35%	4.55%	4.55%	161%	$110,834
2025	$9.17	0.42	0.02	0.44	(0.43)	—	(0.43)	$9.18	4.92%	0.35%	0.35%	4.63%	4.63%	154%	$119,968
2024	$9.44	0.39	(0.27)	0.12	(0.39)	—	(0.39)	$9.17	1.40%	0.35%	0.35%	4.30%	4.30%	154%	$154,989
2023	$10.29	0.30	(0.85)	(0.55)	(0.30)	—	(0.30)	$9.44	(5.31)%	0.35%	0.35%	3.28%	3.28%	170%	$138,248
2022	$10.97	0.18	(0.55)	(0.37)	(0.20)	(0.11)	(0.31)	$10.29	(3.57)%	0.34%	0.34%	1.66%	1.66%	238%	$122,753
G Class
2026	$9.18	0.45	—(3)	0.45	(0.46)	—	(0.46)	$9.17	4.99%	0.01%	0.35%	4.89%	4.55%	161%	$2,417,732
2025	$9.17	0.46	0.01	0.47	(0.46)	—	(0.46)	$9.18	5.27%	0.01%	0.35%	4.97%	4.63%	154%	$3,778,183
2024	$9.44	0.42	(0.27)	0.15	(0.42)	—	(0.42)	$9.17	1.75%	0.01%	0.35%	4.64%	4.30%	154%	$4,495,587
2023(4)	$9.85	0.30	(0.41)	(0.11)	(0.30)	—	(0.30)	$9.44	(1.10)%	0.01%	0.35%	3.67%	3.33%	170%(5)	$4,581,460

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
(4)May 19, 2022 (commencement of sale) through March 31, 2023.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
High Income Fund
Investor Class
2026	$8.58	0.57	0.02	0.59	(0.57)	—	(0.57)	$8.60	7.00%	0.78%	0.78%	6.56%	6.56%	42%	$218,977
2025	$8.58	0.56	—(3)	0.56	(0.56)	—	(0.56)	$8.58	6.76%	0.78%	0.78%	6.44%	6.44%	35%	$184,388
2024	$8.25	0.54	0.33	0.87	(0.54)	—	(0.54)	$8.58	10.76%	0.79%	0.79%	6.44%	6.44%	28%	$134,075
2023	$9.13	0.49	(0.85)	(0.36)	(0.50)	(0.02)	(0.52)	$8.25	(3.76)%	0.78%	0.78%	6.02%	6.02%	31%	$117,101
2022	$9.71	0.47	(0.47)	—	(0.48)	(0.10)	(0.58)	$9.13	(0.19)%	0.78%	0.78%	4.84%	4.84%	49%	$60,727
I Class
2026	$8.58	0.58	0.02	0.60	(0.58)	—	(0.58)	$8.60	7.11%	0.68%	0.68%	6.66%	6.66%	42%	$135,795
2025	$8.57	0.56	0.01	0.57	(0.56)	—	(0.56)	$8.58	6.86%	0.68%	0.68%	6.54%	6.54%	35%	$160,780
2024	$8.25	0.54	0.32	0.86	(0.54)	—	(0.54)	$8.57	10.86%	0.69%	0.69%	6.54%	6.54%	28%	$467,869
2023	$9.12	0.51	(0.85)	(0.34)	(0.51)	(0.02)	(0.53)	$8.25	(3.56)%	0.68%	0.68%	6.12%	6.12%	31%	$340,613
2022	$9.70	0.48	(0.47)	0.01	(0.49)	(0.10)	(0.59)	$9.12	(0.10)%	0.68%	0.68%	4.94%	4.94%	49%	$197,087
Y Class
2026	$8.58	0.59	0.02	0.61	(0.59)	—	(0.59)	$8.60	7.22%	0.58%	0.58%	6.76%	6.76%	42%	$366,774
2025	$8.57	0.57	0.01	0.58	(0.57)	—	(0.57)	$8.58	6.97%	0.58%	0.58%	6.64%	6.64%	35%	$293,586
2024	$8.25	0.55	0.32	0.87	(0.55)	—	(0.55)	$8.57	10.97%	0.59%	0.59%	6.64%	6.64%	28%	$323,733
2023	$9.13	0.51	(0.85)	(0.34)	(0.52)	(0.02)	(0.54)	$8.25	(3.57)%	0.58%	0.58%	6.22%	6.22%	31%	$208,457
2022	$9.70	0.49	(0.46)	0.03	(0.50)	(0.10)	(0.60)	$9.13	0.11%	0.58%	0.58%	5.04%	5.04%	49%	$421,257
A Class
2026	$8.58	0.55	0.02	0.57	(0.55)	—	(0.55)	$8.60	6.74%	1.03%	1.03%	6.31%	6.31%	42%	$8,305
2025	$8.58	0.53	—(3)	0.53	(0.53)	—	(0.53)	$8.58	6.49%	1.03%	1.03%	6.19%	6.19%	35%	$7,288
2024	$8.25	0.52	0.32	0.84	(0.51)	—	(0.51)	$8.58	10.48%	1.04%	1.04%	6.19%	6.19%	28%	$6,177
2023	$9.13	0.47	(0.85)	(0.38)	(0.48)	(0.02)	(0.50)	$8.25	(4.00)%	1.03%	1.03%	5.77%	5.77%	31%	$4,865
2022	$9.71	0.45	(0.47)	(0.02)	(0.46)	(0.10)	(0.56)	$9.13	(0.44)%	1.03%	1.03%	4.59%	4.59%	49%	$6,075
R5 Class
2026	$8.58	0.59	0.02	0.61	(0.59)	—	(0.59)	$8.60	7.22%	0.58%	0.58%	6.76%	6.76%	42%	$230
2025	$8.57	0.57	0.01	0.58	(0.57)	—	(0.57)	$8.58	6.97%	0.58%	0.58%	6.64%	6.64%	35%	$172
2024	$8.25	0.55	0.32	0.87	(0.55)	—	(0.55)	$8.57	10.97%	0.59%	0.59%	6.64%	6.64%	28%	$201
2023	$9.13	0.51	(0.85)	(0.34)	(0.52)	(0.02)	(0.54)	$8.25	(3.57)%	0.58%	0.58%	6.22%	6.22%	31%	$176
2022	$9.70	0.49	(0.46)	0.03	(0.50)	(0.10)	(0.60)	$9.13	0.12%	0.58%	0.58%	5.04%	5.04%	49%	$166

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
High Income Fund
R6 Class
2026	$8.58	0.59	0.01	0.60	(0.59)	—	(0.59)	$8.59	7.15%	0.53%	0.53%	6.81%	6.81%	42%	$404,348
2025	$8.57	0.58	0.01	0.59	(0.58)	—	(0.58)	$8.58	7.15%	0.53%	0.53%	6.69%	6.69%	35%	$327,508
2024	$8.25	0.55	0.33	0.88	(0.56)	—	(0.56)	$8.57	10.89%	0.54%	0.54%	6.69%	6.69%	28%	$184,160
2023	$9.12	0.52	(0.84)	(0.32)	(0.53)	(0.02)	(0.55)	$8.25	(3.41)%	0.53%	0.53%	6.27%	6.27%	31%	$267,183
2022	$9.70	0.49	(0.47)	0.02	(0.50)	(0.10)	(0.60)	$9.12	0.05%	0.53%	0.53%	5.09%	5.09%	49%	$208,223
G Class
2026	$8.58	0.64	0.02	0.66	(0.64)	—	(0.64)	$8.60	7.83%	0.00%	0.53%	7.34%	6.81%	42%	$702,839
2025	$8.57	0.62	0.01	0.63	(0.62)	—	(0.62)	$8.58	7.58%	0.00%	0.53%	7.22%	6.69%	35%	$937,725
2024	$8.25	0.60	0.32	0.92	(0.60)	—	(0.60)	$8.57	11.61%	0.01%	0.54%	7.22%	6.69%	28%	$1,061,994
2023(4)	$8.41	0.48	(0.12)	0.36	(0.50)	(0.02)	(0.52)	$8.25	4.39%	0.00%	0.53%	6.82%	6.29%	31%(5)	$1,018,372

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
(4)May 19, 2022 (commencement of sale) through March 31, 2023.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
High-Yield Fund
Investor Class
2026	$5.06	0.32	0.04	0.36	(0.32)	$5.10	7.13%	0.70%	6.14%	116%	$73,065
2025	$5.03	0.29	0.02	0.31	(0.28)	$5.06	6.39%	0.77%	5.62%	41%	$73,263
2024	$4.91	0.27	0.12	0.39	(0.27)	$5.03	8.26%	0.78%	5.54%	40%	$73,867
2023	$5.41	0.24	(0.49)	(0.25)	(0.25)	$4.91	(4.61)%	0.78%	4.85%	43%	$77,431
2022	$5.70	0.22	(0.28)	(0.06)	(0.23)	$5.41	(1.23)%	0.77%	3.90%	83%	$90,165
I Class
2026	$5.08	0.32	0.03	0.35	(0.32)	$5.11	7.02%	0.60%	6.24%	116%	$2,461
2025	$5.05	0.29	0.03	0.32	(0.29)	$5.08	6.49%	0.67%	5.72%	41%	$2,715
2024	$4.92	0.28	0.13	0.41	(0.28)	$5.05	8.58%	0.68%	5.64%	40%	$9,508
2023	$5.42	0.24	(0.49)	(0.25)	(0.25)	$4.92	(4.49)%	0.68%	4.95%	43%	$4,202
2022	$5.71	0.23	(0.29)	(0.06)	(0.23)	$5.42	(1.12)%	0.67%	4.00%	83%	$13,220
Y Class
2026	$5.07	0.33	0.04	0.37	(0.33)	$5.11	7.34%	0.50%	6.34%	116%	$27
2025	$5.04	0.30	0.03	0.33	(0.30)	$5.07	6.60%	0.57%	5.82%	41%	$28
2024	$4.92	0.28	0.12	0.40	(0.28)	$5.04	8.47%	0.58%	5.74%	40%	$68
2023	$5.42	0.26	(0.50)	(0.24)	(0.26)	$4.92	(4.40)%	0.58%	5.05%	43%	$15
2022	$5.70	0.23	(0.27)	(0.04)	(0.24)	$5.42	(0.85)%	0.57%	4.10%	83%	$6
A Class
2026	$5.06	0.30	0.04	0.34	(0.30)	$5.10	6.87%	0.95%	5.89%	116%	$8,430
2025	$5.04	0.27	0.02	0.29	(0.27)	$5.06	5.92%	1.02%	5.37%	41%	$7,825
2024	$4.91	0.26	0.13	0.39	(0.26)	$5.04	8.20%	1.03%	5.29%	40%	$8,351
2023	$5.41	0.23	(0.50)	(0.27)	(0.23)	$4.91	(4.84)%	1.03%	4.60%	43%	$8,677
2022	$5.70	0.21	(0.29)	(0.08)	(0.21)	$5.41	(1.47)%	1.02%	3.65%	83%	$11,933

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
High-Yield Fund
C Class
2026	$5.06	0.26	0.04	0.30	(0.26)	$5.10	6.07%	1.70%	5.14%	116%	$801
2025	$5.03	0.24	0.02	0.26	(0.23)	$5.06	5.34%	1.77%	4.62%	41%	$769
2024	$4.91	0.22	0.12	0.34	(0.22)	$5.03	7.19%	1.78%	4.54%	40%	$398
2023	$5.41	0.19	(0.49)	(0.30)	(0.20)	$4.91	(5.56)%	1.78%	3.85%	43%	$681
2022	$5.70	0.17	(0.29)	(0.12)	(0.17)	$5.41	(2.21)%	1.77%	2.90%	83%	$816
R Class
2026	$5.06	0.29	0.04	0.33	(0.29)	$5.10	6.60%	1.20%	5.64%	116%	$1,485
2025	$5.04	0.26	0.02	0.28	(0.26)	$5.06	5.65%	1.27%	5.12%	41%	$1,441
2024	$4.91	0.25	0.13	0.38	(0.25)	$5.04	7.93%	1.28%	5.04%	40%	$1,388
2023	$5.41	0.22	(0.50)	(0.28)	(0.22)	$4.91	(5.08)%	1.28%	4.35%	43%	$1,256
2022	$5.70	0.19	(0.28)	(0.09)	(0.20)	$5.41	(1.72)%	1.27%	3.40%	83%	$1,066
R5 Class
2026	$5.06	0.33	0.04	0.37	(0.33)	$5.10	7.34%	0.50%	6.34%	116%	$61
2025	$5.03	0.30	0.03	0.33	(0.30)	$5.06	6.39%	0.57%	5.82%	41%	$56
2024	$4.91	0.28	0.12	0.40	(0.28)	$5.03	8.69%	0.58%	5.74%	40%	$72
2023	$5.42	0.25	(0.50)	(0.25)	(0.26)	$4.91	(4.59)%	0.58%	5.05%	43%	$488
2022	$5.70	0.23	(0.27)	(0.04)	(0.24)	$5.42	(0.85)%	0.57%	4.10%	83%	$588
R6 Class
2026	$5.05	0.32	0.05	0.37	(0.33)	$5.09	7.40%	0.45%	6.39%	116%	$184
2025	$5.03	0.30	0.02	0.32	(0.30)	$5.05	6.45%	0.52%	5.87%	41%	$275
2024	$4.91	0.28	0.12	0.40	(0.28)	$5.03	8.53%	0.53%	5.79%	40%	$571
2023	$5.41	0.25	(0.49)	(0.24)	(0.26)	$4.91	(4.37)%	0.53%	5.10%	43%	$247
2022	$5.69	0.24	(0.28)	(0.04)	(0.24)	$5.41	(0.81)%	0.52%	4.15%	83%	$329

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Multisector Income Fund
Investor Class
2026	$8.92	0.48	(0.01)	0.47	(0.48)	—	(0.48)	$8.91	5.38%	0.56%	5.31%	162%	$52,228
2025	$8.86	0.50	0.08	0.58	(0.52)	—	(0.52)	$8.92	6.76%	0.57%	5.65%	169%	$51,246
2024	$8.93	0.47	(0.07)	0.40	(0.47)	—	(0.47)	$8.86	4.72%	0.56%	5.41%	173%	$46,154
2023	$9.58	0.37	(0.65)	(0.28)	(0.37)	—	(0.37)	$8.93	(2.87)%	0.73%	4.11%	176%	$55,862
2022	$10.39	0.33	(0.59)	(0.26)	(0.34)	(0.21)	(0.55)	$9.58	(2.65)%	0.75%	3.24%	185%	$54,374
I Class
2026	$8.91	0.49	—(3)	0.49	(0.49)	—	(0.49)	$8.91	5.60%	0.46%	5.41%	162%	$14,418
2025	$8.86	0.51	0.07	0.58	(0.53)	—	(0.53)	$8.91	6.75%	0.47%	5.75%	169%	$23,563
2024	$8.93	0.48	(0.07)	0.41	(0.48)	—	(0.48)	$8.86	4.83%	0.46%	5.51%	173%	$40,389
2023	$9.58	0.39	(0.66)	(0.27)	(0.38)	—	(0.38)	$8.93	(2.78)%	0.63%	4.21%	176%	$14,106
2022	$10.39	0.34	(0.59)	(0.25)	(0.35)	(0.21)	(0.56)	$9.58	(2.55)%	0.65%	3.34%	185%	$7,009
Y Class
2026	$8.92	0.49	—(3)	0.49	(0.50)	—	(0.50)	$8.91	5.57%	0.36%	5.51%	162%	$7
2025	$8.86	0.52	0.08	0.60	(0.54)	—	(0.54)	$8.92	6.95%	0.37%	5.85%	169%	$7
2024	$8.93	0.49	(0.07)	0.42	(0.49)	—	(0.49)	$8.86	4.80%	0.36%	5.61%	173%	$6
2023	$9.58	0.38	(0.65)	(0.27)	(0.38)	—	(0.38)	$8.93	(2.70)%	0.53%	4.31%	176%	$6
2022	$10.39	0.35	(0.59)	(0.24)	(0.36)	(0.21)	(0.57)	$9.58	(2.36)%	0.55%	3.44%	185%	$6
A Class
2026	$8.92	0.45	—(3)	0.45	(0.46)	—	(0.46)	$8.91	5.12%	0.81%	5.06%	162%	$9,666
2025	$8.86	0.48	0.08	0.56	(0.50)	—	(0.50)	$8.92	6.50%	0.82%	5.40%	169%	$7,224
2024	$8.93	0.45	(0.07)	0.38	(0.45)	—	(0.45)	$8.86	4.35%	0.81%	5.16%	173%	$5,704
2023	$9.58	0.35	(0.65)	(0.30)	(0.35)	—	(0.35)	$8.93	(3.01)%	0.98%	3.86%	176%	$4,918
2022	$10.39	0.31	(0.59)	(0.28)	(0.32)	(0.21)	(0.53)	$9.58	(2.89)%	1.00%	2.99%	185%	$4,535

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Multisector Income Fund
C Class
2026	$8.91	0.39	(0.01)	0.38	(0.39)	—	(0.39)	$8.90	4.34%	1.56%	4.31%	162%	$345
2025	$8.86	0.41	0.08	0.49	(0.44)	—	(0.44)	$8.91	5.59%	1.57%	4.65%	169%	$525
2024	$8.93	0.39	(0.07)	0.32	(0.39)	—	(0.39)	$8.86	3.69%	1.56%	4.41%	173%	$550
2023	$9.58	0.29	(0.66)	(0.37)	(0.28)	—	(0.28)	$8.93	(3.84)%	1.73%	3.11%	176%	$517
2022	$10.39	0.23	(0.59)	(0.36)	(0.24)	(0.21)	(0.45)	$9.58	(3.62)%	1.75%	2.24%	185%	$349
R Class
2026	$8.92	0.43	—(3)	0.43	(0.44)	—	(0.44)	$8.91	4.85%	1.06%	4.81%	162%	$702
2025	$8.86	0.46	0.08	0.54	(0.48)	—	(0.48)	$8.92	6.23%	1.07%	5.15%	169%	$1,083
2024	$8.93	0.43	(0.07)	0.36	(0.43)	—	(0.43)	$8.86	4.09%	1.06%	4.91%	173%	$706
2023	$9.59	0.33	(0.67)	(0.34)	(0.32)	—	(0.32)	$8.93	(3.35)%	1.23%	3.61%	176%	$664
2022	$10.40	0.28	(0.59)	(0.31)	(0.29)	(0.21)	(0.50)	$9.59	(3.13)%	1.25%	2.74%	185%	$544
R5 Class
2026	$8.91	0.49	0.01	0.50	(0.50)	—	(0.50)	$8.91	5.71%	0.36%	5.51%	162%	$1,308
2025	$8.86	0.52	0.07	0.59	(0.54)	—	(0.54)	$8.91	6.85%	0.37%	5.85%	169%	$998
2024	$8.93	0.49	(0.07)	0.42	(0.49)	—	(0.49)	$8.86	4.93%	0.36%	5.61%	173%	$599
2023	$9.58	0.39	(0.65)	(0.26)	(0.39)	—	(0.39)	$8.93	(2.68)%	0.53%	4.31%	176%	$493
2022	$10.39	0.34	(0.57)	(0.23)	(0.37)	(0.21)	(0.58)	$9.58	(2.46)%	0.55%	3.44%	185%	$383
R6 Class
2026	$8.91	0.50	0.01	0.51	(0.51)	—	(0.51)	$8.91	5.76%	0.31%	5.56%	162%	$25,012
2025	$8.86	0.53	0.07	0.60	(0.55)	—	(0.55)	$8.91	6.91%	0.32%	5.90%	169%	$19,987
2024	$8.93	0.50	(0.07)	0.43	(0.50)	—	(0.50)	$8.86	4.99%	0.31%	5.66%	173%	$13,638
2023	$9.58	0.40	(0.66)	(0.26)	(0.39)	—	(0.39)	$8.93	(2.63)%	0.48%	4.36%	176%	$8,811
2022	$10.39	0.36	(0.59)	(0.23)	(0.37)	(0.21)	(0.58)	$9.58	(2.41)%	0.50%	3.49%	185%	$5,047

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
	Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Prime Money Market Fund
Investor Class
2026	$1.00	0.04	—(2)	0.04	(0.04)	$1.00	3.78%	0.57%	0.57%	3.72%	3.72%	$2,550,921
2025	$1.00	0.05	—(2)	0.05	(0.05)	$1.00	4.67%	0.57%	0.57%	4.56%	4.56%	$2,394,636
2024	$1.00	0.05	—(2)	0.05	(0.05)	$1.00	5.04%	0.58%	0.58%	4.93%	4.93%	$2,106,170
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	2.38%	0.58%	0.58%	2.40%	2.40%	$1,905,924
2022	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.18%	0.58%	0.01%	(0.39)%	$1,707,589
A Class
2026	$1.00	0.03	—(2)	0.03	(0.03)	$1.00	3.53%	0.82%	0.82%	3.47%	3.47%	$31,864
2025	$1.00	0.04	—(2)	0.04	(0.04)	$1.00	4.41%	0.82%	0.82%	4.31%	4.31%	$31,965
2024	$1.00	0.05	—(2)	0.05	(0.05)	$1.00	4.78%	0.83%	0.83%	4.68%	4.68%	$25,920
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	2.15%	0.81%	0.83%	2.17%	2.15%	$23,958
2022	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.18%	0.83%	0.01%	(0.64)%	$21,439
C Class
2026	$1.00	0.03	—(2)	0.03	(0.03)	$1.00	3.01%	1.32%	1.32%	2.97%	2.97%	$801
2025	$1.00	0.04	—(2)	0.04	(0.04)	$1.00	3.89%	1.32%	1.32%	3.81%	3.81%	$1,323
2024	$1.00	0.04	—(2)	0.04	(0.04)	$1.00	4.25%	1.33%	1.33%	4.18%	4.18%	$1,179
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	1.73%	1.18%	1.33%	1.80%	1.65%	$2,147
2022	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.21%	1.33%	(0.02)%	(1.14)%	$6,818

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Short Duration Fund
Investor Class
2026	$9.81	0.43	—(3)	0.43	(0.44)	—	(0.44)	$9.80	4.43%	0.57%	0.57%	4.39%	4.39%	197%	$278,892
2025	$9.73	0.45	0.09	0.54	(0.46)	—	(0.46)	$9.81	5.63%	0.56%	0.56%	4.63%	4.63%	272%	$291,092
2024	$9.80	0.41	(0.07)	0.34	(0.41)	—	(0.41)	$9.73	3.58%	0.57%	0.58%	4.23%	4.22%	310%	$364,613
2023	$10.06	0.27	(0.27)	—	(0.26)	—	(0.26)	$9.80	0.00%	0.58%	0.59%	2.68%	2.67%	187%	$353,985
2022	$10.47	0.14	(0.36)	(0.22)	(0.15)	(0.04)	(0.19)	$10.06	(2.13)%	0.58%	0.58%	1.31%	1.31%	178%	$388,521
I Class
2026	$9.81	0.44	—(3)	0.44	(0.45)	—	(0.45)	$9.80	4.54%	0.47%	0.47%	4.49%	4.49%	197%	$146,682
2025	$9.73	0.46	0.09	0.55	(0.47)	—	(0.47)	$9.81	5.73%	0.46%	0.46%	4.73%	4.73%	272%	$144,759
2024	$9.80	0.42	(0.07)	0.35	(0.42)	—	(0.42)	$9.73	3.68%	0.47%	0.48%	4.33%	4.32%	310%	$167,986
2023	$10.06	0.28	(0.27)	0.01	(0.27)	—	(0.27)	$9.80	0.10%	0.48%	0.49%	2.78%	2.77%	187%	$215,665
2022	$10.47	0.15	(0.36)	(0.21)	(0.16)	(0.04)	(0.20)	$10.06	(2.03)%	0.48%	0.48%	1.41%	1.41%	178%	$242,736
A Class
2026	$9.81	0.41	(0.02)	0.39	(0.41)	—	(0.41)	$9.79	4.07%	0.82%	0.82%	4.14%	4.14%	197%	$14,739
2025	$9.72	0.43	0.09	0.52	(0.43)	—	(0.43)	$9.81	5.47%	0.81%	0.81%	4.38%	4.38%	272%	$16,854
2024	$9.80	0.39	(0.08)	0.31	(0.39)	—	(0.39)	$9.72	3.22%	0.82%	0.83%	3.98%	3.97%	310%	$20,676
2023	$10.05	0.24	(0.26)	(0.02)	(0.23)	—	(0.23)	$9.80	(0.15)%	0.83%	0.84%	2.43%	2.42%	187%	$20,055
2022	$10.46	0.11	(0.35)	(0.24)	(0.13)	(0.04)	(0.17)	$10.05	(2.38)%	0.83%	0.83%	1.06%	1.06%	178%	$21,270
C Class
2026	$9.81	0.33	—(3)	0.33	(0.34)	—	(0.34)	$9.80	3.40%	1.57%	1.57%	3.39%	3.39%	197%	$2,359
2025	$9.73	0.36	0.08	0.44	(0.36)	—	(0.36)	$9.81	4.58%	1.56%	1.56%	3.63%	3.63%	272%	$2,407
2024	$9.81	0.31	(0.08)	0.23	(0.31)	—	(0.31)	$9.73	2.44%	1.57%	1.58%	3.23%	3.22%	310%	$1,576
2023	$10.06	0.16	(0.25)	(0.09)	(0.16)	—	(0.16)	$9.81	(0.89)%	1.58%	1.59%	1.68%	1.67%	187%	$2,704
2022	$10.47	0.03	(0.35)	(0.32)	(0.05)	(0.04)	(0.09)	$10.06	(3.10)%	1.58%	1.58%	0.31%	0.31%	178%	$5,099

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Short Duration Fund
R Class
2026	$9.82	0.38	(0.01)	0.37	(0.39)	—	(0.39)	$9.80	3.81%	1.07%	1.07%	3.89%	3.89%	197%	$626
2025	$9.73	0.40	0.10	0.50	(0.41)	—	(0.41)	$9.82	5.21%	1.06%	1.06%	4.13%	4.13%	272%	$623
2024	$9.81	0.36	(0.08)	0.28	(0.36)	—	(0.36)	$9.73	2.95%	1.07%	1.08%	3.73%	3.72%	310%	$686
2023	$10.06	0.22	(0.26)	(0.04)	(0.21)	—	(0.21)	$9.81	(0.39)%	1.08%	1.09%	2.18%	2.17%	187%	$669
2022	$10.47	0.08	(0.35)	(0.27)	(0.10)	(0.04)	(0.14)	$10.06	(2.62)%	1.08%	1.08%	0.81%	0.81%	178%	$667
R5 Class
2026	$9.81	0.45	—(3)	0.45	(0.46)	—	(0.46)	$9.80	4.64%	0.37%	0.37%	4.59%	4.59%	197%	$10,360
2025	$9.73	0.47	0.09	0.56	(0.48)	—	(0.48)	$9.81	5.84%	0.36%	0.36%	4.83%	4.83%	272%	$10,875
2024	$9.80	0.43	(0.07)	0.36	(0.43)	—	(0.43)	$9.73	3.78%	0.37%	0.38%	4.43%	4.42%	310%	$11,660
2023	$10.06	0.29	(0.27)	0.02	(0.28)	—	(0.28)	$9.80	0.20%	0.38%	0.39%	2.88%	2.87%	187%	$11,061
2022	$10.47	0.16	(0.36)	(0.20)	(0.17)	(0.04)	(0.21)	$10.06	(1.93)%	0.38%	0.38%	1.51%	1.51%	178%	$16,327
R6 Class
2026	$9.80	0.46	(0.01)	0.45	(0.46)	—	(0.46)	$9.79	4.69%	0.32%	0.32%	4.64%	4.64%	197%	$79,557
2025	$9.72	0.48	0.08	0.56	(0.48)	—	(0.48)	$9.80	5.89%	0.31%	0.31%	4.88%	4.88%	272%	$72,055
2024	$9.79	0.44	(0.07)	0.37	(0.44)	—	(0.44)	$9.72	3.84%	0.32%	0.33%	4.48%	4.47%	310%	$72,563
2023	$10.05	0.29	(0.27)	0.02	(0.28)	—	(0.28)	$9.79	0.25%	0.33%	0.34%	2.93%	2.92%	187%	$58,650
2022	$10.46	0.16	(0.35)	(0.19)	(0.18)	(0.04)	(0.22)	$10.05	(1.89)%	0.33%	0.33%	1.56%	1.56%	178%	$52,851
G Class
2026	$9.80	0.49	(0.01)	0.48	(0.49)	—	(0.49)	$9.79	5.02%	0.01%	0.32%	4.95%	4.64%	197%	$471,210
2025	$9.72	0.51	0.08	0.59	(0.51)	—	(0.51)	$9.80	6.22%	0.01%	0.31%	5.18%	4.88%	272%	$603,095
2024	$9.79	0.46	(0.06)	0.40	(0.47)	—	(0.47)	$9.72	4.16%	0.01%	0.33%	4.79%	4.47%	310%	$718,931
2023	$10.05	0.32	(0.27)	0.05	(0.31)	—	(0.31)	$9.79	0.57%	0.01%	0.34%	3.25%	2.92%	187%	$704,692
2022	$10.46	0.20	(0.36)	(0.16)	(0.21)	(0.04)	(0.25)	$10.05	(1.57)%	0.01%	0.33%	1.88%	1.56%	178%	$916,720

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Short Duration Inflation Protection Bond Fund
Investor Class
2026	$10.53	0.34	0.01	0.35	(0.41)	—	(0.41)	$10.47	3.42%	0.58%	0.58%	3.20%	3.20%	59%	$205,453
2025	$10.07	0.33	0.37	0.70	(0.24)	—	(0.24)	$10.53	6.98%	0.61%	0.61%	3.12%	3.12%	56%	$238,342
2024	$10.15	0.24	(0.04)	0.20	(0.28)	—	(0.28)	$10.07	1.88%	0.70%	0.70%	2.32%	2.32%	24%	$365,611
2023	$10.89	0.47	(0.65)	(0.18)	(0.49)	(0.07)	(0.56)	$10.15	(1.48)%	0.63%	0.63%	4.46%	4.46%	32%	$515,266
2022	$10.79	0.49	0.04	0.53	(0.43)	—	(0.43)	$10.89	4.92%	0.56%	0.56%	4.48%	4.48%	71%	$697,335
I Class
2026	$10.63	0.34	0.02	0.36	(0.42)	—	(0.42)	$10.57	3.49%	0.48%	0.48%	3.30%	3.30%	59%	$227,682
2025	$10.16	0.34	0.38	0.72	(0.25)	—	(0.25)	$10.63	7.13%	0.51%	0.51%	3.22%	3.22%	56%	$424,038
2024	$10.24	0.26	(0.05)	0.21	(0.29)	—	(0.29)	$10.16	1.96%	0.60%	0.60%	2.42%	2.42%	24%	$530,952
2023	$10.98	0.48	(0.65)	(0.17)	(0.50)	(0.07)	(0.57)	$10.24	(1.36)%	0.53%	0.53%	4.56%	4.56%	32%	$836,499
2022	$10.88	0.50	0.04	0.54	(0.44)	—	(0.44)	$10.98	4.98%	0.46%	0.46%	4.58%	4.58%	71%	$1,045,280
Y Class
2026	$10.64	0.35	0.03	0.38	(0.44)	—	(0.44)	$10.58	3.60%	0.38%	0.38%	3.40%	3.40%	59%	$26,089
2025	$10.17	0.34	0.39	0.73	(0.26)	—	(0.26)	$10.64	7.23%	0.41%	0.41%	3.32%	3.32%	56%	$16,491
2024	$10.25	0.24	(0.02)	0.22	(0.30)	—	(0.30)	$10.17	2.16%	0.50%	0.50%	2.52%	2.52%	24%	$15,764
2023	$10.99	0.50	(0.66)	(0.16)	(0.51)	(0.07)	(0.58)	$10.25	(1.36)%	0.43%	0.43%	4.66%	4.66%	32%	$13,125
2022	$10.88	0.52	0.04	0.56	(0.45)	—	(0.45)	$10.99	5.18%	0.36%	0.36%	4.68%	4.68%	71%	$14,941
A Class
2026	$10.40	0.30	0.03	0.33	(0.39)	—	(0.39)	$10.34	3.20%	0.83%	0.83%	2.95%	2.95%	59%	$27,584
2025	$9.96	0.29	0.37	0.66	(0.22)	—	(0.22)	$10.40	6.67%	0.86%	0.86%	2.87%	2.87%	56%	$27,644
2024	$10.05	0.20	(0.04)	0.16	(0.25)	—	(0.25)	$9.96	1.64%	0.95%	0.95%	2.07%	2.07%	24%	$47,571
2023	$10.78	0.43	(0.63)	(0.20)	(0.46)	(0.07)	(0.53)	$10.05	(1.75)%	0.88%	0.88%	4.21%	4.21%	32%	$52,427
2022	$10.68	0.45	0.05	0.50	(0.40)	—	(0.40)	$10.78	4.70%	0.81%	0.81%	4.23%	4.23%	71%	$52,695

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Short Duration Inflation Protection Bond Fund
C Class
2026	$9.94	0.23	—(3)	0.23	(0.31)	—	(0.31)	$9.86	2.32%	1.58%	1.58%	2.20%	2.20%	59%	$1,716
2025	$9.55	0.23	0.34	0.57	(0.18)	—	(0.18)	$9.94	5.98%	1.61%	1.61%	2.12%	2.12%	56%	$2,403
2024	$9.66	0.15	(0.07)	0.08	(0.19)	—	(0.19)	$9.55	0.86%	1.70%	1.70%	1.32%	1.32%	24%	$3,869
2023	$10.39	0.32	(0.59)	(0.27)	(0.39)	(0.07)	(0.46)	$9.66	(2.52)%	1.63%	1.63%	3.46%	3.46%	32%	$8,851
2022	$10.32	0.34	0.06	0.40	(0.33)	—	(0.33)	$10.39	3.92%	1.56%	1.56%	3.48%	3.48%	71%	$8,274
R Class
2026	$10.63	0.29	0.01	0.30	(0.36)	—	(0.36)	$10.57	2.87%	1.08%	1.08%	2.70%	2.70%	59%	$13,975
2025	$10.18	0.27	0.38	0.65	(0.20)	—	(0.20)	$10.63	6.48%	1.11%	1.11%	2.62%	2.62%	56%	$14,481
2024	$10.27	0.18	(0.04)	0.14	(0.23)	—	(0.23)	$10.18	1.35%	1.20%	1.20%	1.82%	1.82%	24%	$16,539
2023	$11.01	0.44	(0.68)	(0.24)	(0.43)	(0.07)	(0.50)	$10.27	(2.04)%	1.13%	1.13%	3.96%	3.96%	32%	$17,660
2022	$10.90	0.45	0.03	0.48	(0.37)	—	(0.37)	$11.01	4.44%	1.06%	1.06%	3.98%	3.98%	71%	$19,782
R5 Class
2026	$10.63	0.36	0.02	0.38	(0.44)	—	(0.44)	$10.57	3.60%	0.38%	0.38%	3.40%	3.40%	59%	$104,939
2025	$10.16	0.34	0.39	0.73	(0.26)	—	(0.26)	$10.63	7.23%	0.41%	0.41%	3.32%	3.32%	56%	$105,109
2024	$10.25	0.25	(0.04)	0.21	(0.30)	—	(0.30)	$10.16	2.06%	0.50%	0.50%	2.52%	2.52%	24%	$110,123
2023	$10.98	0.50	(0.65)	(0.15)	(0.51)	(0.07)	(0.58)	$10.25	(1.27)%	0.43%	0.43%	4.66%	4.66%	32%	$111,102
2022	$10.88	0.54	0.01	0.55	(0.45)	—	(0.45)	$10.98	5.09%	0.36%	0.36%	4.68%	4.68%	71%	$122,195
R6 Class
2026	$10.63	0.36	0.01	0.37	(0.44)	—	(0.44)	$10.56	3.55%	0.33%	0.33%	3.45%	3.45%	59%	$66,526
2025	$10.16	0.34	0.39	0.73	(0.26)	—	(0.26)	$10.63	7.29%	0.36%	0.36%	3.37%	3.37%	56%	$48,236
2024	$10.25	0.24	(0.03)	0.21	(0.30)	—	(0.30)	$10.16	2.11%	0.45%	0.45%	2.57%	2.57%	24%	$36,305
2023	$10.98	0.49	(0.64)	(0.15)	(0.51)	(0.07)	(0.58)	$10.25	(1.22)%	0.38%	0.38%	4.71%	4.71%	32%	$22,373
2022	$10.88	0.52	0.03	0.55	(0.45)	—	(0.45)	$10.98	5.14%	0.31%	0.31%	4.73%	4.73%	71%	$18,725
G Class
2026	$10.65	0.41	—(3)	0.41	(0.47)	—	(0.47)	$10.59	3.97%	0.02%	0.33%	3.76%	3.45%	59%	$503,741
2025	$10.18	0.38	0.38	0.76	(0.29)	—	(0.29)	$10.65	7.60%	0.05%	0.36%	3.68%	3.37%	56%	$631,662
2024	$10.26	0.28	(0.02)	0.26	(0.34)	—	(0.34)	$10.18	2.54%	0.14%	0.45%	2.88%	2.57%	24%	$710,550
2023	$11.00	0.53	(0.65)	(0.12)	(0.55)	(0.07)	(0.62)	$10.26	(1.01)%	0.07%	0.38%	5.02%	4.71%	32%	$675,227
2022	$10.90	0.56	0.03	0.59	(0.49)	—	(0.49)	$11.00	5.46%	0.01%	0.31%	5.03%	4.73%	71%	$661,759

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Short Duration Strategic Income Fund
Investor Class
2026	$8.99	0.43	(0.01)	0.42	(0.43)	—	(0.43)	$8.98	4.79%	0.52%	4.79%	156%	$171,015
2025	$8.90	0.45	0.10	0.55	(0.46)	—	(0.46)	$8.99	6.28%	0.52%	5.06%	162%	$147,957
2024	$8.89	0.43	0.02	0.45	(0.44)	—	(0.44)	$8.90	5.09%	0.52%	4.90%	214%	$151,197
2023	$9.34	0.32	(0.45)	(0.13)	(0.32)	—	(0.32)	$8.89	(1.24)%	0.52%	3.60%	188%	$229,572
2022	$9.82	0.22	(0.38)	(0.16)	(0.24)	(0.08)	(0.32)	$9.34	(1.72)%	0.52%	2.28%	120%	$255,208
I Class
2026	$8.99	0.44	(0.02)	0.42	(0.44)	—	(0.44)	$8.97	4.78%	0.42%	4.89%	156%	$665,555
2025	$8.90	0.46	0.10	0.56	(0.47)	—	(0.47)	$8.99	6.38%	0.42%	5.16%	162%	$517,125
2024	$8.89	0.44	0.02	0.46	(0.45)	—	(0.45)	$8.90	5.32%	0.42%	5.00%	214%	$422,157
2023	$9.33	0.33	(0.44)	(0.11)	(0.33)	—	(0.33)	$8.89	(1.15)%	0.42%	3.70%	188%	$519,131
2022	$9.82	0.23	(0.39)	(0.16)	(0.25)	(0.08)	(0.33)	$9.33	(1.62)%	0.42%	2.38%	120%	$430,865
Y Class
2026	$8.99	0.45	(0.02)	0.43	(0.45)	—	(0.45)	$8.97	4.88%	0.32%	4.99%	156%	$1,021
2025	$8.90	0.47	0.09	0.56	(0.47)	—	(0.47)	$8.99	6.49%	0.32%	5.26%	162%	$772
2024	$8.89	0.46	0.01	0.47	(0.46)	—	(0.46)	$8.90	5.30%	0.32%	5.10%	214%	$568
2023	$9.34	0.40	(0.51)	(0.11)	(0.34)	—	(0.34)	$8.89	(1.07)%	0.32%	3.80%	188%	$286
2022	$9.82	0.25	(0.39)	(0.14)	(0.26)	(0.08)	(0.34)	$9.34	(1.52)%	0.32%	2.48%	120%	$6
A Class
2026	$8.99	0.41	(0.02)	0.39	(0.41)	—	(0.41)	$8.97	4.41%	0.77%	4.54%	156%	$21,784
2025	$8.90	0.43	0.09	0.52	(0.43)	—	(0.43)	$8.99	6.01%	0.77%	4.81%	162%	$16,973
2024	$8.89	0.41	0.02	0.43	(0.42)	—	(0.42)	$8.90	4.83%	0.77%	4.65%	214%	$21,732
2023	$9.34	0.32	(0.47)	(0.15)	(0.30)	—	(0.30)	$8.89	(1.49)%	0.77%	3.35%	188%	$26,690
2022	$9.82	0.20	(0.39)	(0.19)	(0.21)	(0.08)	(0.29)	$9.34	(1.96)%	0.77%	2.03%	120%	$17,050

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Short Duration Strategic Income Fund
C Class
2026	$8.99	0.34	(0.02)	0.32	(0.34)	—	(0.34)	$8.97	3.63%	1.52%	3.79%	156%	$3,236
2025	$8.90	0.36	0.10	0.46	(0.37)	—	(0.37)	$8.99	5.23%	1.52%	4.06%	162%	$2,860
2024	$8.89	0.35	0.01	0.36	(0.35)	—	(0.35)	$8.90	4.05%	1.52%	3.90%	214%	$2,433
2023	$9.34	0.23	(0.45)	(0.22)	(0.23)	—	(0.23)	$8.89	(2.23)%	1.52%	2.60%	188%	$2,722
2022	$9.82	0.13	(0.39)	(0.26)	(0.14)	(0.08)	(0.22)	$9.34	(2.70)%	1.52%	1.28%	120%	$3,550
R Class
2026	$9.00	0.39	(0.02)	0.37	(0.39)	—	(0.39)	$8.98	4.15%	1.02%	4.29%	156%	$627
2025	$8.91	0.41	0.09	0.50	(0.41)	—	(0.41)	$9.00	5.75%	1.02%	4.56%	162%	$761
2024	$8.90	0.39	0.02	0.41	(0.40)	—	(0.40)	$8.91	4.69%	1.02%	4.40%	214%	$901
2023	$9.34	0.30	(0.46)	(0.16)	(0.28)	—	(0.28)	$8.90	(1.74)%	1.02%	3.10%	188%	$532
2022	$9.82	0.18	(0.39)	(0.21)	(0.19)	(0.08)	(0.27)	$9.34	(2.21)%	1.02%	1.78%	120%	$187
R5 Class
2026	$8.99	0.45	(0.01)	0.44	(0.45)	—	(0.45)	$8.98	4.88%	0.32%	4.99%	156%	$225
2025	$8.90	0.47	0.09	0.56	(0.47)	—	(0.47)	$8.99	6.49%	0.32%	5.26%	162%	$205
2024	$8.89	0.45	0.02	0.47	(0.46)	—	(0.46)	$8.90	5.30%	0.32%	5.10%	214%	$230
2023	$9.34	0.35	(0.46)	(0.11)	(0.34)	—	(0.34)	$8.89	(1.05)%	0.32%	3.80%	188%	$329
2022	$9.82	0.24	(0.38)	(0.14)	(0.26)	(0.08)	(0.34)	$9.34	(1.52)%	0.32%	2.48%	120%	$131
R6 Class
2026	$9.00	0.46	(0.02)	0.44	(0.46)	—	(0.46)	$8.98	4.93%	0.27%	5.04%	156%	$20,097
2025	$8.91	0.48	0.09	0.57	(0.48)	—	(0.48)	$9.00	6.54%	0.27%	5.31%	162%	$15,140
2024	$8.90	0.46	0.01	0.47	(0.46)	—	(0.46)	$8.91	5.48%	0.27%	5.15%	214%	$11,671
2023	$9.34	0.36	(0.46)	(0.10)	(0.34)	—	(0.34)	$8.90	(1.00)%	0.27%	3.85%	188%	$9,165
2022	$9.82	0.25	(0.39)	(0.14)	(0.26)	(0.08)	(0.34)	$9.34	(1.47)%	0.27%	2.53%	120%	$3,008

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
U.S. Government Money Market Fund
Investor Class
2026	$1.00	0.04	—(2)	0.04	(0.04)	$1.00	3.77%	0.45%	0.45%	3.66%	3.66%	$774,834
2025	$1.00	0.05	—(2)	0.05	(0.05)	$1.00	4.64%	0.45%	0.45%	4.56%	4.56%	$642,965
2024	$1.00	0.05	—(2)	0.05	(0.05)	$1.00	4.97%	0.46%	0.46%	4.87%	4.87%	$578,368
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	2.22%	0.46%	0.46%	2.21%	2.21%	$555,354
2022	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.10%	0.45%	0.01%	(0.34)%	$582,093
A Class
2026	$1.00	0.03	—(2)	0.03	(0.03)	$1.00	3.51%	0.70%	0.70%	3.41%	3.41%	$66,327
2025	$1.00	0.04	—(2)	0.04	(0.04)	$1.00	4.38%	0.70%	0.70%	4.31%	4.31%	$77,256
2024	$1.00	0.05	—(2)	0.05	(0.05)	$1.00	4.71%	0.71%	0.71%	4.62%	4.62%	$67,102
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	1.99%	0.69%	0.71%	1.98%	1.96%	$79,333
2022	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.10%	0.70%	0.01%	(0.59)%	$78,959
C Class
2026	$1.00	0.03	—(2)	0.03	(0.03)	$1.00	3.00%	1.20%	1.20%	2.91%	2.91%	$236
2025	$1.00	0.04	—(2)	0.04	(0.04)	$1.00	3.86%	1.20%	1.20%	3.81%	3.81%	$259
2024	$1.00	0.04	—(2)	0.04	(0.04)	$1.00	4.19%	1.21%	1.21%	4.12%	4.12%	$299
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	1.58%	1.13%	1.21%	1.54%	1.46%	$306
2022	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.10%	1.20%	0.01%	(1.09)%	$231
G Class
2026(3)	$1.00	0.01	—(2)	0.01	(0.01)	$1.00	1.47%	0.00%	0.45%	3.80%	3.35%	$265,058

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.
(3)November 12, 2025 (commencement of sale) through March 31, 2026.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century Investment Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Core Plus Fund, Diversified Bond Fund, High Income Fund, High-Yield Fund, Multisector Income Fund, Prime Money Market Fund, Short Duration Fund, Short Duration Inflation Protection Bond Fund, Short Duration Strategic Income Fund, and U.S. Government Money Market Fund (the “Funds”), each a series of American Century Investment Trust, as of March 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2026

We have served as the auditor of one or more American Century investment companies since 1997.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended March 31, 2026.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended March 31, 2026.

Corporate Dividends Received Deduction
Core Plus Fund	—
Diversified Bond Fund	—
High Income Fund	$139,689
High-Yield Fund	—
Multisector Income Fund	—
Prime Money Market Fund	—
Short Duration Fund	—
Short Duration Inflation Protection Bond Fund	—
Short Duration Strategic Income Fund	—
U.S. Government Money Market Fund	—

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92279 2605

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	May 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	May 28, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	May 28, 2026